Filed pursuant to Rule 497(e);
File no. 2-99356

Columbia Management®

COLUMBIA FUNDS SERIES TRUST I STATEMENT OF ADDITIONAL INFORMATION June 13, 2013

Fund
Active Portfolios® Multi-Manager Alternative Strategies Fund
Class A: CPASX
Active Portfolios® Multi-Manager Core Plus Bond Fund
Class A: CMCPX
Active Portfolios® Multi-Manager Small Cap Equity Fund
Class A: CSCEX
CMG Ultra Short Term Bond Fund
CMGUX
Columbia Active Portfolios® – Select Large Cap Growth Fund
Class A: CSLGX
Columbia Balanced Fund
Class A: CBLAX	Class B: CBLBX	Class C: CBLCX	Class K*: CLRFX
Class R: CBLRX	Class R4: CBDRX	Class R5: CLREX	Class Y: CBDYX
Class Z: CBALX
Columbia Bond Fund
Class A: CNDAX	Class B: CNDBX	Class C: CNDCX	Class I: CBNIX
Class R: CBFRX	Class R4: CNDRX	Class R5: CNFRX	Class T: CNDTX
Class W: CBDWX	Class Y: CBFYX	Class Z: UMMGX
Columbia California Tax-Exempt Fund
Class A: CLMPX	Class B: CCABX	Class C: CCAOX	Class R4: CCARX
Class Z: CCAZX
Columbia Connecticut Intermediate Municipal Bond Fund
Class A: LCTAX	Class B: LCTBX	Class C: LCTCX	Class R4: CCTMX
Class T: GCBAX	Class Z: SCTEX
Columbia Contrarian Core Fund
Class A: LCCAX	Class B: LCCBX	Class C: LCCCX	Class I: CCCIX
Class K*: CCRFX	Class R: CCCRX	Class R4: CORRX	Class R5: COFRX
Class T: SGIEX	Class W: CTRWX	Class Y: COFYX	Class Z: SMGIX
Columbia Corporate Income Fund
Class A: LIIAX	Class B: CIOBX	Class C: CIOCX	Class I: CPTIX
Class R4: CIFRX	Class R5: CPIRX	Class W: CPIWX	Class Y: CRIYX
Class Z: SRINX
Columbia Dividend Income Fund
Class A: LBSAX	Class B: LBSBX	Class C: LBSCX	Class I: CDVIX
Class R: CDIRX	Class R4: CVIRX	Class R5: CDDRX	Class T: GEQAX
Class W: CDVWX	Class Y: CDDYX	Class Z: GSFTX
Columbia Emerging Markets Fund
Class A: EEMAX	Class B: CEBMX	Class C: EEMCX	Class I: CEHIX
Class K: CEKMX	Class R: CEMRX	Class R4: CEMHX	Class R5: CEKRX
Class W: CEMWX	Class Y: CEKYX	Class Z: UMEMX
Columbia Energy and Natural Resources Fund
Class A: EENAX	Class B: CEGBX	Class C: EENCX	Class I: CERIX
Class K*: CEGFX	Class R: CETRX	Class R4: CENRX	Class R5: CNRRX
Class Z: UMESX
Columbia Global Dividend Opportunity Fund
Class A: CSVAX	Class B: CSVBX	Class C: CSRCX	Class I: CEVIX
Class R: CSGRX	Class R4: CGOLX	Class W: CTVWX	Class Y: CLSYX
Class Z: CSVFX

SAI910_00_001_(5/13)

Fund
Columbia Greater China Fund
Class A: NGCAX	Class B: NGCBX	Class C: NGCCX	Class I: CCINX
Class R4: CGCHX	Class R5: CGCRX	Class W: CGCWX	Class Z: LNGZX
Columbia High Yield Municipal Fund
Class A: LHIAX	Class B: CHMBX	Class C: CHMCX	Class R4: CHIYX
Class R5: CHMYX	Class Z: SRHMX
Columbia Intermediate Bond Fund
Class A: LIBAX	Class B: LIBBX	Class C: LIBCX	Class I: CIMIX
Class K: CIBKX	Class R: CIBRX	Class R4: CBNRX	Class R5: CTBRX
Class W: CIBWX	Class Y: CTBYX	Class Z: SRBFX
Columbia Intermediate Municipal Bond Fund
Class A: LITAX	Class B: LITBX	Class C: LITCX	Class R4: CIMRX
Class R5: CTMRX	Class T: GIMAX	Class Z: SETMX
Columbia International Bond Fund
Class A: CNBAX	Class C: CNBCX	Class I: CIBIX	Class W: CLBWX
Class Z: CNBZX
Columbia Large Cap Growth Fund
Class A: LEGAX	Class B: LEGBX	Class C: LEGCX	Class E: CLGEX
Class F: CLGFX	Class I: CLGIX	Class K*: CLRUX	Class R: CGWRX
Class R4: CCGRX	Class R5: CLWFX	Class T: GAEGX	Class W: CLGWX
Class Y: CGFYX	Class Z: GEGTX
Columbia Massachusetts Intermediate Municipal Bond Fund
Class A: LMIAX	Class B: LMIBX	Class C: LMICX	Class R4: CMANX
Class T: GMBAX	Class Z: SEMAX
Columbia Mid Cap Growth Fund
Class A: CBSAX	Class B: CBSBX	Class C: CMCCX	Class I: CMTIX
Class K: CMCKX	Class R: CMGRX	Class R4: CPGRX	Class R5: CMGVX
Class T: CBSTX	Class W: CMRWX	Class Y: CMGYX	Class Z: CLSPX
Columbia New York Intermediate Municipal Bond Fund
Class A: LNYAX	Class B: LNYBX	Class C: LNYCX	Class R4: CNYIX
Class T: GANYX	Class Z: GNYTX
Columbia New York Tax-Exempt Fund
Class A: COLNX	Class B: CNYBX	Class C: CNYCX	Class R4: CNYEX
Class R5: CNYRX	Class Z: CNYZX
Columbia Oregon Intermediate Municipal Bond Fund
Class A: COEAX	Class B: COEBX	Class C: CORCX	Class R4: CORMX
Class R5: CODRX	Class Z: CMBFX
Columbia Pacific/Asia Fund
Class A: CASAX	Class C: CASCX	Class I: CPCIX	Class R4: CPRAX
Class W: CPAWX	Class Z: USPAX
Columbia Real Estate Equity Fund
Class A: CREAX	Class B: CREBX	Class C: CRECX	Class I: CREIX
Class K*: CRRFX	Class R: CRSRX	Class R4: CRERX	Class R5: CRRVX
Class W: CREWX	Class Z: CREEX
Columbia Risk Allocation Fund
Class A: CRAAX	Class C: CRACX	Class K*: CRFRX	Class R: CRKRX
Class R5: CRDRX	Class W: CRAWX	Class Z: CRAZX
Columbia Select Large Cap Growth Fund
Class A: ELGAX	Class C: ELGCX	Class I: CSPIX	Class R: URLGX
Class R4: CSRRX	Class R5: CGTRX	Class W: CSLWX	Class Y: CCWRX
Class Z: UMLGX

Fund
Columbia Small Cap Core Fund
Class A: LSMAX	Class B: LSMBX	Class C: LSMCX	Class I: CPOIX
Class R4: CFFRX	Class R5: CLLRX	Class T: SSCEX	Class W: CSCWX
Class Y: CPFRX	Class Z: SMCEX
Columbia Small Cap Growth Fund I
Class A: CGOAX	Class B: CGOBX	Class C: CGOCX	Class I: CSWIX
Class K: CSCKX	Class R: CCRIX	Class R4: CHHRX	Class R5: CSCRX
Class Y: CSGYX	Class Z: CMSCX
Columbia Small Cap Value Fund I
Class A: CSMIX	Class B: CSSBX	Class C: CSSCX	Class I: CVUIX
Class R: CSVRX	Class R4: CVVRX	Class R5: CUURX	Class Y: CSVYX
Class Z: CSCZX
Columbia Strategic Income Fund
Class A: COSIX	Class B: CLSBX	Class C: CLSCX	Class K*: CSIVX
Class R: CSNRX	Class R4: CMNRX	Class R5: CTIVX	Class W: CTTWX
Class Y: CPHUX	Class Z: LSIZX
Columbia Tax-Exempt Fund
Class A: COLTX	Class B: CTEBX	Class C: COLCX	Class R4: CTERX
Class Z: CTEZX
Columbia Technology Fund
Class A: CTCAX	Class B: CTCBX	Class C: CTHCX	Class R4: CTYRX
Class R5: CTHRX	Class Z: CMTFX
Columbia U.S. Treasury Index Fund
Class A: LUTAX	Class B: LUTBX	Class C: LUTCX	Class I: CUTIX
Class R5: CUTRX	Class W: CTIWX	Class Z: IUTIX
Columbia Value and Restructuring Fund
Class A: EVRAX	Class C: EVRCX	Class I: CVRIX	Class R: URBIX
Class R4: CVRRX	Class R5: CVCRX	Class W: CVRWX	Class Y: CVRYX
Class Z: UMBIX

*	Prior to October 25, 2012, Class K shares of these Funds were known as Class R4 shares.

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with a Fund’s current prospectus. The most recent annual report for each Fund that has been in operation for a fiscal year and has produced an annual report, which includes the Fund’s audited financial statements for its most recent fiscal period, and the most recent semi-annual report to shareholders of Columbia High Yield Municipal Fund and Columbia Pacific/Asia Fund, which includes unaudited financial statements for the most recent semi-annual fiscal period for each of these Funds, are incorporated by reference into this SAI.

Copies of the Funds’ current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds website at www.columbiamanagement.com.

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain exhibits. The SAI, and any supplements to it, can be found online at www.columbiamanagement.com, or by accessing the SEC’s website at www.sec.gov.

For purposes of any electronic version of this SAI, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any websites into this SAI.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment adviser, investment subadviser(s) (if any) and other service providers, including roles and relationships of Ameriprise Financial and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of U.S. federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Administrative Services Agreement	The administrative services agreement between the Trust, on behalf of the Funds, and the Administrator
Administrator	Columbia Management Investment Advisers, LLC
Ameriprise Financial	Ameriprise Financial, Inc.
Active Portfolio Funds	AP – Alternative Strategies Fund, AP – Core Plus Bond Fund, AP – Select Large Cap Growth Fund and AP – Small Cap Equity Fund
AP – Alternative Strategies Fund	Active Portfolios® Multi-Manager Alternative Strategies Fund
AP – Core Plus Bond Fund	Active Portfolios® Multi-Manager Core Plus Bond Fund
AP – Select Large Cap Growth Fund	Columbia Active Portfolios® – Select Large Cap Growth Fund
AP – Small Cap Equity Fund	Active Portfolios® Multi-Manager Small Cap Equity Fund
AQR	AQR Capital Management, LLC

Balanced Fund	Columbia Balanced Fund

BANA	Bank of America, National Association

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

Bond Fund	Columbia Bond Fund

CA Tax-Exempt Fund	Columbia California Tax-Exempt Fund

CFTC	The Commodity Futures Trading Commission, a U.S. Government agency

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Investment Manager or its affiliates and principally underwritten by Columbia Management Investment Distributors, Inc.

Columbia Funds or Columbia Funds Family	The funds within the Columbia Funds Complex

CT Intermediate Municipal Bond Fund	Columbia Connecticut Intermediate Municipal Bond Fund

Conestoga	Conestoga Capital Advisors, LLC

Contrarian Core Fund	Columbia Contrarian Core Fund

Corporate Income Fund	Columbia Corporate Income Fund

Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

Distributor	Columbia Management Investment Distributors, Inc.

Dividend Income Fund	Columbia Dividend Income Fund

DGHM	Dalton, Greiner, Hartman, Maher & Co., LLC

EAM	EAM Investors, LLC

Eaton Vance	Eaton Vance Management

Emerging Markets Fund	Columbia Emerging Markets Fund

Energy and Natural Resources Fund	Columbia Energy and Natural Resources Fund

FDIC	Federal Deposit Insurance Corporation

Federated	Federated Investment Management Company

FHLMC	The Federal Home Loan Mortgage Corporation

Fitch	Fitch, Inc.

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust.

Global Dividend Opportunity Fund	Columbia Global Dividend Opportunity Fund; formerly known as Columbia Strategic Investor Fund

GNMA	Government National Mortgage Association

Greater China Fund	Columbia Greater China Fund

High Yield Municipal Fund	Columbia High Yield Municipal Fund

Independent Trustee(s)	One or more of the Trustees of the Board who are not “interested persons” (as defined in the 1940 Act) of the Funds

Interested Trustee	A Trustee of the Board who is currently treated as an “interested person” (as defined in the 1940 Act) of the Funds

Intermediate Bond Fund	Columbia Intermediate Bond Fund

Intermediate Municipal Bond Fund	Columbia Intermediate Municipal Bond Fund

International Bond Fund	Columbia International Bond Fund

Investment Management Services Agreement	The investment management services agreement between the Trust, on behalf of the Funds, and the Investment Manager

Investment Manager or Adviser	Columbia Management Investment Advisers, LLC

Investment Sub-Advisory Agreement	The investment subadvisory agreement between the Investment Manager and a Fund’s subadviser, as the context may require

IRS	United States Internal Revenue Service

JPMorgan	JPMorgan Chase Bank, N.A.

Large Cap Growth Fund	Columbia Large Cap Growth Fund

Legacy Columbia Funds	The funds within the Columbia Funds Complex that used the Columbia brand prior to September 27, 2010, as listed on Appendix E hereto

Legacy RiverSource Funds or RiverSource Funds	The funds within the Columbia Funds Complex that historically bore the RiverSource, Seligman and Threadneedle brands, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds, as listed on Appendix F hereto

LIBOR	London Interbank Offered Rate

MA Intermediate Municipal Bond Fund	Columbia Massachusetts Intermediate Municipal Bond Fund

Mid Cap Growth Fund	Columbia Mid Cap Growth Fund

Moody’s	Moody’s Investors Service, Inc.

NASDAQ	National Association of Securities Dealers Automated Quotations system

NY Intermediate Municipal Bond Fund	Columbia New York Intermediate Municipal Bond Fund

NY Tax-Exempt Fund	Columbia New York Tax-Exempt Fund

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

Oregon Intermediate Municipal Bond Fund	Columbia Oregon Intermediate Municipal Bond Fund

Pacific/Asia Fund	Columbia Pacific/Asia Fund

Previous Administrator	Columbia Management Advisors, LLC

Previous Adviser	Columbia Management Advisors, LLC

Previous Distributor	Columbia Management Distributors, Inc.

Previous Transfer Agent	Columbia Management Services, Inc.

Real Estate Equity Fund	Columbia Real Estate Equity Fund

REIT	Real estate investment trust

REMIC	Real estate mortgage investment conduit

REMS	Real Estate Management Services Group, LLC

RIC	A “regulated investment company,” as such term is used in the Internal Revenue Code of 1986, as amended

Risk Allocation Fund	Columbia Risk Allocation Fund

S&P	Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Investment Manager. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Select Large Cap Growth Fund	Columbia Select Large Cap Growth Fund

Selling Agent(s)	One or more of the financial intermediaries that are authorized to sell shares of the Funds, which include banks, broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Small Cap Core Fund	Columbia Small Cap Core Fund

Small Cap Growth Fund I	Columbia Small Cap Growth Fund I

Small Cap Value Fund I	Columbia Small Cap Value Fund I

State Bond Fund(s)	CT Intermediate Municipal Bond Fund, MA Intermediate Municipal Bond Fund and NY Intermediate Municipal Bond Fund

State Street	State Street Bank and Trust Company

State Tax-Exempt Fund(s)	CA Tax-Exempt Fund and NY Tax-Exempt Fund

Strategic Income Fund	Columbia Strategic Income Fund

Tax-Exempt Fund	Columbia Tax-Exempt Fund

TCW	TCW Investment Management Company

Technology Fund	Columbia Technology Fund

Transfer Agency Agreement	The transfer agency and dividend disbursing agent agreement between the Trust, on behalf of the Funds, and Columbia Management Investment Services Corp.

Transfer Agent	Columbia Management Investment Services Corp.

The Trust	Columbia Funds Series Trust I, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

Ultra Short Term Bond Fund	CMG Ultra Short Term Bond Fund

U.S. Treasury Index Fund	Columbia U.S. Treasury Index Fund

Value and Restructuring Fund	Columbia Value and Restructuring Fund

Wasatch	Wasatch Advisors, Inc.

Water Island	Water Island Capital, LLC

ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds currently include more than 100 mutual funds in major asset classes.

The Trust was organized as a Massachusetts business trust in 1987. On September 23, 2005, the Trust changed its name from Columbia Funds Trust IX to its current name. On October 13, 2003, the Trust changed its name from Liberty-Stein Roe Funds Municipal Trust to Columbia Funds Trust IX.

The series of the Trust offer the share class(es) described in Capital Stock and Other Securities.

Funds with fiscal years ending March 31

AP – Select Large Cap Growth Fund, Pacific/Asia Fund and Select Large Cap Growth Fund

Each of AP – Select Large Cap Growth Fund, Pacific/Asia Fund and Select Large Cap Growth Fund represents a separate series of the Trust and is an open-end management investment company. Each Fund is a diversified fund and has a fiscal year end of March 31.

On March 31, 2008, each of Pacific/Asia Fund and Select Large Cap Growth Fund acquired all assets and assumed all liabilities of, respectively, the following funds, each of which is a series of Excelsior Funds Trust or Excelsior Funds, Inc., as applicable: Pacific/Asia Fund and Large Cap Growth Fund (the Predecessor Funds). For periods prior to March 31, 2008, the performance and financial information shown for each Fund is the performance and financial information of the corresponding Predecessor Fund. The Funds commenced operations on March 31, 2008, except for AP – Select Large Cap Growth Fund, which commenced operations on March 14, 2012.

Funds with fiscal years ending April 30

Bond Fund

Bond Fund represents a separate series of the Trust and is an open-end management investment company. The Fund is a diversified fund.

On March 31, 2008, Bond Fund acquired all assets and assumed all liabilities of Core Bond Fund, which is a series of Excelsior Funds, Inc. For periods prior to March 31, 2008, the performance and financial information shown for the Fund is the performance and financial information of Core Bond Fund. The Fund commenced operations on March 31, 2008.

Prior to April 30, 2012, Bond Fund had a fiscal year end of March 31.

Corporate Income Fund and Intermediate Bond Fund

Each of Corporate Income Fund and Intermediate Bond Fund represents a separate series of the Trust and is an open-end diversified management investment company. Each of the Funds has a fiscal year end of March 31. Prior to March 27, 2006, each Fund was organized as a series of Columbia Funds Trust VIII, a Massachusetts business trust. The information provided for each Fund in this SAI for periods prior to March 27, 2006 relates to such predecessor fund. Corporate Income Fund commenced investment operations on March 5, 1986. Intermediate Bond Fund commenced investment operations on December 5, 1978.

Prior to July 31, 2000, Intermediate Bond Fund had a single class of shares. On July 14, 2000, the outstanding shares of the Fund were converted into Class S shares, and on July 31, 2000, the Fund commenced offering Class A shares. On February 1, 2002, the Fund commenced offering Class B and C shares. On July 29, 2002, the Fund’s Class S shares were redesignated as Class Z shares. On January 23, 2006, the Fund commenced offering Class R shares. Prior to September 12, 2002, the Fund invested all of its assets in the SR&F Intermediate Bond Portfolio as part of a master fund/feeder fund structure. Effective October 13, 2003, the Fund changed its name from Liberty Intermediate Bond Fund to its current name. Effective February 1, 2002, the Fund changed its name from Stein Roe Intermediate Bond Fund to Liberty Intermediate Bond Fund.

Prior to August 1, 2000, Corporate Income Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S shares, and the Fund commenced offering Class A shares. On July 15, 2002, the Fund added Class B and C shares, redesignated its Class S shares as Class Z shares, and changed its name from Stein Roe Income Fund to Liberty Income Fund. Prior to July 15, 2002, the Fund invested all of its assets in the SR&F Income Portfolio as part of a master fund/feeder fund structure. On October 13, 2003, the Fund changed its name from Liberty Income Fund to Income Fund. Effective September 27, 2010, the Fund changed its name from Income Fund to its current name.

Prior to April 30, 2012, Corporate Income Fund and Intermediate Bond Fund each had a fiscal year end of March 31.

Small Cap Value Fund I

Small Cap Value Fund I commenced operations on July 25, 1986. Small Cap Value Fund I was organized as a series of Columbia Funds Trust VI, a Massachusetts business trust, prior to its reorganization as a series of the Trust on March 27, 2006. The information provided for Small Cap Value Fund I in this SAI for periods prior to March 27, 2006 relates to Columbia Funds Trust VI.

The Fund changed its name from “Colonial Small Stock Fund” to “Colonial Small-Cap Value Fund” on February 28, 1997, and from “Colonial Small-Cap Value Fund” to “Liberty Small-Cap Value Fund” on July 14, 2000. The Fund changed its name from “Liberty Small-Cap Value Fund” to “Columbia Small Cap Value Fund” on October 13, 2003. The Fund changed its name from “Columbia Small Cap Value Fund” to its current name effective October 10, 2005.

Prior to April 30, 2012, Small Cap Value Fund I had a fiscal year end of June 30.

U.S. Treasury Index Fund

U.S. Treasury Index Fund represents a series of the Trust and is an open-end diversified management investment company. U.S. Treasury Index Fund has a fiscal year end of April 30. Prior to March 27, 2006, the Fund was organized as a series of Columbia Funds Trust V, a Massachusetts business trust. The information provided for U.S. Treasury Index Fund in this SAI for periods prior to March 27, 2006 relates to such predecessor fund. The predecessor fund commenced investment operations on June 4, 1991. The predecessor fund was the successor by reorganization to the Galaxy II U.S. Treasury Fund, a series of The Galaxy Fund II, a Massachusetts business trust organized on February 22, 1990. Class Z shares of the predecessor fund were issued in exchange for existing shares of the Galaxy II U.S. Treasury Fund. The reorganization occurred on November 25, 2002. All references to U.S. Treasury Index Fund prior to November 25, 2002 shall be deemed to refer to the Galaxy II U.S. Treasury Fund.

Effective October 13, 2003, U.S. Treasury Index Fund changed its name from Liberty U.S. Treasury Index Fund to its current name.

Prior to April 30, 2012, U.S. Treasury Index Fund had a fiscal year end of March 31.

Funds with fiscal years ending May 31

Dividend Income Fund, High Yield Municipal Fund and Risk Allocation Fund

Each of Dividend Income Fund, High Yield Municipal Fund and Risk Allocation Fund represents a separate series of the Trust and is an open-end management investment company. Dividend Income Fund and High Yield Municipal Fund are diversified funds and Risk Allocation Fund is a non-diversified fund. Each of the Funds has a fiscal year end of May 31.

Dividend Income Fund commenced operations on March 4, 1998, the successor to a series of the Galaxy Fund, a Massachusetts business trust organized on March 31, 1986. Prior to May 31, 2012, Dividend Income Fund had a fiscal year end of September 30.

High Yield Municipal Fund commenced investment operations on March 5, 1984. Prior to August 1, 2000, the Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S shares, and the Fund commenced offering Class A shares. On July 15, 2002, the Fund added Class B and Class C shares and redesignated Class S shares as Class Z shares. Also on July 15, 2002, the Fund changed its name from “Stein Roe High-Yield Municipals Fund” to “Liberty High Yield Municipal Fund” and the Fund’s Class A shares changed their name from “Liberty High Income Municipals Fund, Class A,” to Class A shares. The Fund invested all of its assets in SR&F High Yield Municipals Portfolio as part of a master fund/feeder fund structure through July 15, 2002. The Fund changed its name from “Liberty High Yield Municipal Fund” to its current name effective October 13, 2003. Prior to May 31, 2012, High Yield Municipal Fund had a fiscal year end of June 30.

Prior to September 26, 2005, Strategic Income Fund was organized as a series of Columbia Funds Trust I, a Massachusetts business trust. The information provided for Strategic Income Fund in this SAI for the period prior to September 26, 2005 relates to the corresponding series of such predecessor trust.

Funds with fiscal years ending July 31

Large Cap Growth Fund, Oregon Intermediate Municipal Bond Fund, Tax-Exempt Fund and Ultra Short Term Bond Fund

Each of Large Cap Growth Fund, Oregon Intermediate Municipal Bond Fund, Tax-Exempt Fund and Ultra Short Term Bond Fund represents a separate series of the Trust and is an open-end diversified management investment company. Each of the Funds has a fiscal year end of July 31.

Large Cap Growth Fund commenced operations on December 14, 1990, the successor to a series of the Galaxy Fund, a Massachusetts business trust organized on March 31, 1986. Prior to July 31, 2012, Large Cap Growth Fund had a fiscal year of September 30.

Prior to March 27, 2006, Oregon Intermediate Municipal Bond Fund was organized as an Oregon corporation. The information provided for this Fund in this SAI for periods prior to March 27, 2006 relates to the predecessor Oregon corporation fund. Prior to July 31, 2012, Oregon Intermediate Municipal Bond Fund had a fiscal year end of August 31.

Prior to September 19, 2005, Tax-Exempt Fund was organized as a series of Columbia Funds Trust IV, a Massachusetts business trust (the Predecessor Fund). The information provided for this Fund in this SAI for periods prior to September 19, 2005 relates to the Predecessor Fund. The Predecessor Fund commenced investment operations on November 21, 1978. Prior to July 31, 2012, Tax-Exempt Fund had a fiscal year-end of November 30.

Prior to November 23, 2009, CMG Ultra Short Term Bond Fund (the Predecessor Ultra Short Term Bond Fund) was organized as a separate portfolio of Columbia Funds Institutional Trust, a Massachusetts business trust

(the Predecessor Institutional Trust). The information provided for Ultra Short Term Bond Fund in this SAI for periods prior to November 23, 2009 relates to the Predecessor Ultra Short Term Bond Fund; the information provided for the Trust in this SAI for periods prior to November 23, 2009 includes information for the Predecessor Institutional Trust to the extent it relates to Ultra Short Term Bond Fund. Prior to March 27, 2006, the Predecessor Ultra Short Term Bond Fund was organized as a separate portfolio of CMG Fund Trust (the Prior Predecessor Ultra Short Term Bond Fund), an Oregon business trust organized in 1989 (the Prior Predecessor Institutional Trust). The information provided for Ultra Short Term Bond Fund in this SAI for periods prior to March 27, 2006 relates to the Prior Predecessor Ultra Short Term Bond Fund; the information provided for the Trust in this SAI for periods prior to March 27, 2006 includes information for the Prior Predecessor Institutional Trust to the extent it relates to Ultra Short Term Bond Fund.

Funds with fiscal years ending August 31

AP – Alternative Strategies Fund, AP – Core Plus Bond Fund, AP – Small Cap Equity Fund, Balanced Fund, Contrarian Core Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Global Dividend Opportunity Fund, Greater China Fund, Mid Cap Growth Fund, Small Cap Core Fund, Small Cap Growth Fund I, Technology Fund and Value and Restructuring Fund

Each of AP – Alternative Strategies Fund, AP – Core Plus Bond Fund, AP – Small Cap Equity Fund, Balanced Fund, Contrarian Core Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Global Dividend Opportunity Fund, Greater China Fund, Mid Cap Growth Fund, Small Cap Core Fund, Small Cap Growth Fund I, Technology Fund and Value and Restructuring Fund represents a separate series of the Trust and is an open-end management investment company. Each of the Funds has a fiscal year end of August 31.

Each of AP – Core Plus Bond Fund, AP – Small Cap Equity Fund, Balanced Fund, Contrarian Core Fund, Emerging Markets Fund, Global Dividend Opportunity Fund, Mid Cap Growth Fund, Small Cap Core Fund, Small Cap Growth Fund I, Technology Fund and Value and Restructuring Fund is a diversified series of the Trust. AP – Alternative Strategies Fund, Energy and Natural Resources Fund and Greater China Fund are non-diversified series of the Trust.

Prior to March 27, 2006, each of Balanced Fund, Global Dividend Opportunity Fund, Mid Cap Growth Fund, Small Cap Growth Fund I and Technology Fund was organized as an Oregon corporation. The information provided for these Funds in this SAI for periods prior to March 27, 2006 relates to the predecessor Oregon corporation funds. On August 17, 2012, Global Dividend Opportunity Fund changed its name from Strategic Investor Fund to its current name.

Greater China Fund was organized as a series of Columbia Funds Trust II. The information provided for Greater China Fund in this SAI for periods prior to March 27, 2006 relates to the corresponding series of Columbia Funds Trust II.

On March 31, 2008, each of Emerging Markets Fund, Energy and Natural Resources Fund, and Value and Restructuring Fund acquired all assets and assumed all liabilities of, respectively, the following funds, each of which is a series of Excelsior Funds Trust or Excelsior Funds, Inc., as applicable: Emerging Markets Fund, Energy and Natural Resources Fund, Small Cap Fund and Value and Restructuring Fund (the Predecessor Funds). For periods prior to March 31, 2008, the performance and financial information shown for each Fund is the performance and financial information of the corresponding Predecessor Fund. Prior to August 31, 2012, each of the Funds had a fiscal year end of March 31.

Contrarian Core Fund and Small Cap Core Fund commenced operations on December 14, 1992, as separate portfolios (collectively, the Predecessor Shawmut Funds) of The Shawmut Funds. On December 4, 1995, the Predecessor Shawmut Funds were reorganized as new portfolios of the Galaxy Fund. Prior to the reorganization, the Predecessor Shawmut Funds offered and sold shares of beneficial interest that were similar to the Galaxy

Fund’s Trust Shares and Retail A Shares. Contrarian Core Fund changed its name from the Columbia Common Stock Fund to its current name on November 14, 2008. Each Fund is the successor to a separate series of the Galaxy Fund, a Massachusetts business trust organized on March 31, 1986. On November 18, 2002, November 25, 2002 and December 9, 2002, the series of the Galaxy Fund to which the Funds succeeded (the Predecessor Funds) were reorganized as separate series of the Liberty-Stein Roe Investment Trust. Class A shares of the Funds were issued in exchange for Prime A Shares of the Predecessor Funds, Class B shares of the Funds were issued in exchange for Prime B Shares of the Predecessor Funds, Class T shares of the Funds were issued in exchange for Retail A Shares of the Predecessor Funds, Class G shares of the Funds were issued in exchange for Retail B Shares of the Predecessor Funds and Class Z shares of the Funds were issued in exchange for Trust Shares of the Predecessor Funds. (Prime A and Prime B Shares, Retail A and Retail B Shares and Trust Shares together are referred to herein as the Predecessor Classes). On August 8, 2007, Class G shares of the Funds were converted to Class T shares. Information provided with respect to each Fund for periods prior to such Fund’s inception relates to the Fund’s Predecessor Fund. Further, information provided with respect to each class of each Fund prior to such Fund’s inception relates to the Predecessor Classes of such class. Prior to August 31, 2012, each of the Funds had a fiscal year end of September 30.

Funds with fiscal years ending October 31

Intermediate Municipal Bond Fund

Intermediate Municipal Bond Fund represents a separate series of the Trust and is an open-end diversified management investment company with a fiscal year end of October 31. Intermediate Municipal Bond Fund commenced investment operations as a series of the Trust on September 26, 2005. Prior to September 26, 2005 (the “Intermediate Municipal Bond Fund Reorganization Date”), the Fund was organized as a series of Columbia Funds Trust V, a Massachusetts business trust, under the name Columbia Intermediate Tax-Exempt Bond Fund (the “Intermediate Municipal Bond Predecessor Fund”) that commenced business operations as a separate portfolio of the Boston 1784 Funds. Intermediate Municipal Bond Predecessor Fund was the successor to a separate series of The Galaxy Fund, a Massachusetts business trust organized on March 31, 1986. The information provided for the Fund in this SAI for periods prior to the Intermediate Municipal Bond Fund Reorganization Date relates to the Intermediate Municipal Bond Predecessor Fund.

State Bond Funds

Each State Bond Fund represents a separate series of the Trust and is an open-end management investment company. Each of the State Bond Funds is a non-diversified fund. Each of the State Bond Funds has a fiscal year end of October 31.

Each State Bond Fund was originally organized as a series of another Massachusetts business trust prior to its reorganization as a series of the Trust on March 27, 2006. Effective October 13, 2003, the Trust of which the State Bond Funds were previously series changed its name from Liberty Funds Trust V to Columbia Funds Trust V. Each State Bond Fund is the successor to a separate series of The Galaxy Fund, a Massachusetts business trust organized on March 31, 1986. On November 18, 2002, November 25, 2002, and December 9, 2002, the series of The Galaxy Fund to which the Funds succeeded (the “State Bond Predecessor Funds”) were reorganized as separate series of Liberty Funds Trust V. As part of this reorganization, Class T shares of the State Bond Funds were issued in exchange for Retail A Shares of the State Bond Predecessor Funds, Class G shares of the State Bond Funds were issued in exchange for Retail B Shares of the State Bond Predecessor Funds and Class Z shares of the State Bond Funds were issued in exchange for Trust Shares of the State Intermediate Predecessor Funds.

NY Intermediate Municipal Bond Fund commenced operations on December 31, 1991.

CT Intermediate Municipal Bond Fund and MA Intermediate Municipal Bond Fund commenced operations as separate portfolios (each a Predecessor Boston 1784 Fund, and collectively, the Predecessor Boston 1784

Funds) of the Boston 1784 Funds. On June 26, 2000, each Predecessor Boston 1784 Fund was reorganized as a new portfolio of The Galaxy Fund (the Boston 1784 Reorganization). Prior to the Boston 1784 Reorganization, the Predecessor Boston 1784 Funds offered and sold one class of shares. In connection with the Boston 1784 Reorganization, shareholders of the Predecessor Boston 1784 Funds exchanged their shares for Shares, Trust Shares and/or BKB Shares of the applicable State Bond Predecessor Funds. Shareholders of Predecessor Boston 1784 Funds who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Shares or Trust Shares of the Funds. BKB Shares were issued to shareholders of the Predecessor Boston 1784 Funds who were not eligible to receive Trust Shares at the time of the Boston 1784 Reorganization. On June 26, 2001, BKB Shares of the Funds converted into Retail A Shares.

State Tax-Exempt Funds

Each State Tax-Exempt Fund represents a separate series of the Trust and is an open-end management investment company. Each of the State Tax-Exempt Funds is a non-diversified fund and has a fiscal year end of October 31.

CA Tax-Exempt Fund was originally organized as a series of another Massachusetts business trust prior to its reorganization as a series of the Trust. CA Tax-Exempt Fund commenced investment operations as a series of the Trust on September 19, 2005. Prior to September 19, 2005 (the CA Tax-Exempt Fund Reorganization Date), CA Tax-Exempt Fund was organized as a series of Columbia Funds Trust V which commenced investment operations on June 16, 1986. The information provided for CA Tax-Exempt Fund in this SAI for periods prior to the CA Tax-Exempt Fund Reorganization Date relates to the predecessor fund of the same name.

NY Tax-Exempt Fund was originally organized as series of another Massachusetts business trust prior to its reorganization as series of the Trust. NY Tax-Exempt Fund was reorganized as series of the Trust on March 27, 2006 (the Tax-Exempt Fund Reorganization Date). Prior to March 27, 2006, NY Tax-Exempt Fund was organized as a series of Columbia Funds Trust V. NY Tax-Exempt Fund commenced investment operations on September 26, 1986. The information provided for NY Tax-Exempt Fund in this SAI for periods prior to the Tax-Exempt Fund Reorganization Date relates to the predecessor fund of the same name. The trust of which the State Tax-Exempt Funds were previously series changed its name from Liberty Funds Trust V to Columbia Funds Trust V on October 13, 2003.

International Bond Fund and Strategic Income Fund

Each of International Bond Fund and Strategic Income Fund represents a separate series of the Trust and is an open-end management investment company. Strategic Income Fund is a diversified fund and International Bond Fund is a non-diversified fund. Prior to October 31, 2012, each Fund had a fiscal year of May 31.

On December 1, 2008, International Bond Fund commenced offering Class A, C and Z shares.

On April 22, 1977, Strategic Income Fund commenced offering Class A shares. On May 15, 1992, Strategic Income Fund commenced offering Class B shares. On July 1, 1997, Strategic Income Fund commenced offering Class C shares. On November 2, 1998, Strategic Income Fund commenced offering Class J shares. On June 12, 2009, Strategic Income Fund stopped accepting Class J share purchases. On July 27, 2009, Strategic Income Fund liquidated and terminated Class J shares. On January 29, 1999, Strategic Income Fund commenced offering Class Z shares.

Fund with fiscal year ending December 31

Real Estate Equity Fund

Real Estate Equity Fund represents a separate series of the Trust and is an open-end non-diversified management investment company. In 2009, Real Estate Equity Fund changed its fiscal year end from August 31 to December 31.

Prior to March 27, 2006, Real Estate Equity Fund was organized as an Oregon corporation. The information provided for the Fund in this SAI for periods prior to March 27, 2006 relates to the predecessor Oregon corporation.

ABOUT THE FUNDS’ INVESTMENTS

The investment objectives, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Fund’s total assets) and related principal risks for each Fund are discussed in each Fund’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Investment Manager and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Investment Manager and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1.	Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies;

2.	Purchase or sell real estate, except each Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3.

With the exception of AP – Alternative Strategies Fund, which may invest up to 25% of its total assets in one or more wholly-owned subsidiaries that may invest in commodities, thereby indirectly gaining exposure to commodities, purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities.[a] This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4.

With the exception of (a) Real Estate Equity Fund, which will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry, and (b) Technology Fund, which will invest at least 25% of the value of its total assets in securities of issuers conducting their principal business activities in the technology and related group of industries, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry[b], provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions[c]; (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and (iii) under normal market conditions, Energy and Natural Resources Fund will invest at least 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their principal business activities in the energy and other natural resources groups of industries[d];

5.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and

7.	With the exception of AP – Alternative Strategies Fund, Oregon Intermediate Municipal Bond Fund, Greater China Fund, Energy and Natural Resources Fund, International Bond Fund, Risk Allocation Fund, the State Bond Funds, the State Tax-Exempt Funds, Technology Fund and Real Estate Equity Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

8.	Greater China Fund may not, as a matter of fundamental policy, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 50% of its total assets may be invested without regard to these limitations and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

[a]

For purposes of fundamental investment policy (3) above, at the time of the establishment of the restriction, swap contracts on financial instruments or rates were not within the understanding of the term “commodities,” and notwithstanding any federal legislation or regulatory action by the CFTC that subjects such swaps to regulation by the CFTC, the Fund will not consider such instruments to be commodities for purposes of this restriction.

[b]

In determining whether a purchase by Real Estate Equity Fund or Technology Fund would cause the Fund to have invested in accordance with this policy, the Investment Manager currently uses the Global Industry Classification Standard (GICS) produced by S&P and MSCI Inc. With respect to the Technology Fund restriction, the Investment Manager currently considers each information technology “sub-industry” identified in the GICS to represent a separate industry.

[c]

For purposes of determining whether International Bond Fund has invested 25% or more of the value of its total assets at the time of purchase in the securities of one or more issuers conducting their principal business activities in the same industry pursuant to fundamental investment policy (4) above, the Fund will consider each foreign government to be conducting its business activities in a separate industry, and will consider a security to have been issued by a foreign government if (i) the security is issued directly by such government, (ii) the security is issued by an agency, instrumentality or authority that is backed by the full faith and credit of such foreign government or (iii) the security is issued by an entity the assets and revenues of which the Investment Manager determines are not separate from such foreign government. The Fund generally will treat supranational entities as issuers separate and distinct from any foreign government, so long as such entities do not fall within the characteristics described in item (iii) above. If any other security is guaranteed as to payment of principal and/or interest by a foreign government, then the Fund will generally treat the guarantee as a separate security issued by such foreign government.
[d]

In determining whether Energy and Natural Resources Fund has invested at least 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the energy and other natural resources groups of industries, the Investment Manager currently uses the GICS produced by S&P and MSCI Inc. The Investment Manager currently considers companies in each of the indicated GICS industry groups to be within the energy and other natural resources groups of industries: (i) Energy, (ii) Utilities, and (iii) Materials, but limited to companies in the following GICS industries and sub-industries: the Chemicals industry (companies that primarily produce or distribute industrial and basic chemicals, including the Commodity Chemicals, Diversified Chemicals, Fertilizers & Agriculture Chemicals, Industrial Gases, and Specialty Chemicals sub-industries), the Metals & Mining industry (companies that primarily produce, process, extract, or distribute precious or basic metals or minerals, including the Aluminum, Diversified Metals & Mining, Gold, Precious Metals & Minerals, and Steel sub-industries), and the Paper & Forest Products industry (companies that primarily cultivate or manufacture timber or wood-related products or paper products, including the Forest Products and Paper Products sub-industries).

Intermediate Municipal Bond Fund

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax). These securities are issued by states and their political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers (such as Guam, Puerto Rico and the U.S. Virgin Islands) and by mutual funds that invest in such securities. The Fund may comply with this 80% policy by investing in a partnership, trust, or regulated investment company which invests in such securities, in which case the Fund’s investment in such entity shall be deemed to be an investment in the underlying securities in the same proportion as such entity’s investment in such securities bears to its net assets.

The Fund may not, as a matter of fundamental policy, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

CT Intermediate Municipal Bond Fund

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers (such as Guam, Puerto Rico and the U.S. Virgin Islands) and by mutual funds that invest in such securities. Dividends derived from interest on municipal securities other than such securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but subject to Connecticut personal income tax. The Fund may comply with this 80% policy by investing in a partnership, trust or regulated investment company which invests in such securities, in which case the Fund’s investment in such entity shall be deemed to be an investment in the underlying securities in the same proportion as such entity’s investment in such securities bears to its net assets.

MA Intermediate Municipal Bond Fund

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers (such as Guam, Puerto Rico and the U.S. Virgin Islands) and by mutual funds that invest in such securities. Dividends derived from interest on municipal securities other than such securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to Massachusetts personal income tax. The Fund may comply with this 80% policy by investing in a partnership, trust, or regulated investment company which invests in such securities, in which case the Fund’s investment in such entity shall be deemed to be an investment in the underlying securities in the same proportion as such entity’s investment in such securities bears to its net assets.

NY Intermediate Municipal Bond Fund

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York state individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers (such as Guam, Puerto Rico and the U.S. Virgin Islands). Dividends derived from interest on municipal securities other than such securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to New York State and New York City personal income tax. The Fund may comply with this 80% policy by investing in a partnership, trust or regulated investment company which invests in such securities, in which case the Fund’s investment in such entity shall be deemed to be an investment in the underlying securities in the same proportion as such entity’s investment in such securities bears to its net assets.

State Tax-Exempt Funds

Each State Tax-Exempt Fund will, as a matter of fundamental policy, under normal circumstances, invest at least 80% of its total assets in state bonds, subject to applicable state requirements.

Tax-Exempt Fund

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its total assets in tax-exempt bonds.

Non-Fundamental Investment Policies

Fund	May not invest more than 15% of its net assets in illiquid securities[a]	May sell securities short to the extent permitted by the 1940 Act[b]	May purchase securities of other investment companies to the extent permitted by the 1940 Act[c]	May not purchase securities of companies for purpose of exercising control[d]	Provides 60 day notice in connection with Rule 35d-1 changes[e]
AP – Alternative Strategies Fund	✓	✓	✓
AP – Core Plus Bond Fund	✓		✓		✓
AP – Select Large Cap Growth Fund	✓		✓		✓
AP – Small Cap Equity Fund	✓	✓	✓		✓
Balanced Fund	✓		✓		✓
Bond Fund	✓		✓		✓
CA Tax-Exempt Fund	✓	✓	✓		✓	*

Fund	May not invest more than 15% of its net assets in illiquid securities[a]	May sell securities short to the extent permitted by the 1940 Act[b]		May purchase securities of other investment companies to the extent permitted by the 1940 Act[c]	May not purchase securities of companies for purpose of exercising control[d]	Provides 60 day notice in connection with Rule 35d-1 changes[e]
CT Intermediate Municipal Bond Fund	✓	✓		✓		✓	*
Contrarian Core Fund	✓	✓		✓		✓
Corporate Income Fund	✓	✓		✓		✓
Dividend Income Fund	✓	✓		✓	✓	✓
Emerging Markets Fund	✓			✓		✓
Energy and Natural Resources Fund	✓			✓		✓
Global Dividend Opportunity Fund	✓			✓		✓
Greater China Fund	✓	✓		✓		✓
High Yield Municipal Fund	✓	✓		✓		✓
Intermediate Bond Fund	✓	✓		✓		✓
Intermediate Municipal Bond Fund	✓	✓		✓		✓	*
International Bond Fund	✓	✓		✓		✓
Large Cap Growth Fund	✓	✓		✓	✓	✓
MA Intermediate Municipal Bond Fund	✓	✓		✓		✓	*
Mid Cap Growth Fund	✓			✓		✓
NY Intermediate Municipal Bond Fund	✓	✓		✓		✓	*
NY Tax-Exempt Fund	✓	✓		✓		✓	*
Oregon Intermediate Municipal Bond Fund	✓			✓		✓	*
Pacific/Asia Fund	✓			✓		✓
Real Estate Equity Fund	✓			✓		✓	*
Risk Allocation Fund	✓	✓		✓
Select Large Cap Growth Fund	✓			✓		✓
Small Cap Core Fund	✓	✓		✓		✓
Small Cap Growth Fund I	✓			✓		✓
Small Cap Value Fund I	✓	✓		✓		✓
Strategic Income Fund	✓	✓		✓
Tax-Exempt Fund[f]	✓	✓	[g]	✓		✓	*
Technology Fund	✓			✓		✓
Ultra Short Term Bond Fund	✓	✓		✓		✓
U.S. Treasury Index Fund	✓	✓		✓		✓
Value and Restructuring Fund	✓			✓

[a]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, invest more than 15% of their net assets in illiquid securities. “Illiquid Securities” are defined in accordance with the SEC staff’s current guidance and interpretations which provide that an illiquid security is a security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the fund has valued the security.

[b]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

[c]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of one of these Funds are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.
[d]	Funds with a check mark in this column may not, as a matter of non-fundamental policy, purchase securities of companies for the purpose of exercising control.
[e]

To the extent a Fund with a check mark in this column is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, such Fund has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to the Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

[f]

This Fund may not purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with future transactions.

[g]	This Fund may not have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities.
*	This Fund has a fundamental investment policy to comply with the Names Rule.

Permissible Investments and Related Risks

Each Fund’s prospectuses identify and summarize the individual types of securities in which the Fund invests as part of its principal investment strategies and the principal risks associated with such investments.

The table below identifies certain types of securities in which each Fund is permitted to invest, including certain types of securities that are described in each Fund’s prospectuses. A Fund generally has the ability to invest 10% or more of its total assets in each type of security described in its prospectuses (and in each sub-category of such security type described in this SAI). To the extent that a type of security identified below for a Fund is not described in the Fund’s prospectuses (or as a sub-category of such security type in this SAI), the Fund generally invests less than 10% of the Fund’s total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Temporary Defensive Positions.

Each Fund may temporarily invest in money market instruments or shares of affiliated or unaffiliated money market funds or hold cash or cash equivalents. Unless prohibited by its investment policies, a Fund may also temporarily invest in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such defensive positioning is appropriate. It may do so without limit and for as long a period as deemed necessary, when the Investment Manager or the Fund’s subadviser, if applicable: (i) believes that market conditions are not favorable for profitable investing or to avoid losses, including under adverse market, economic, political, social or other conditions; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

Permissible Fund Investments

Investment Type	AP – Alternative Strategies Fund	AP – Core Plus Bond Fund	AP – Select Large Cap Growth Fund	AP – Small Cap Equity Fund	Balanced Fund	Bond Fund	CA Tax-Exempt Fund	CT Intermediate Municipal Bond Fund
Asset-Backed Securities	✓	✓	✓	✓	✓	✓	✓	✓
Bank Obligations			✓
Domestic	✓	✓	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓		✓	✓	✓	✓
Custody Receipts and Trust Certificates		✓	✓			✓
Debt Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Derivatives	✓	✓	✓	✓
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓		✓
Guaranteed Investment Contracts (Funding Arrangements)		✓	✓	✓	✓	✓		✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓	✓	✓
Municipal Securities	✓	✓	✓		✓	✓	✓	✓
Participation Interests		✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓		✓
Standby Commitments	✓	✓	✓			✓	✓	✓
Stripped Securities	✓	✓	✓	✓	✓	✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Contrarian Core Fund	Corporate Income Fund	Dividend Income Fund	Emerging Markets Fund	Energy and Natural Resources Fund	Global Dividend Opportunity Fund	Greater China Fund	High Yield Municipal Fund
Asset-Backed Securities		✓		✓	✓			✓
Bank Obligations
Domestic		✓		✓	✓	✓		✓
Foreign		✓		✓	✓	✓		✓
Common Stock	✓		✓	✓	✓	✓	✓
Convertible Securities	✓		✓	✓	✓	✓	✓
Corporate Debt Securities		✓	✓	✓	✓	✓		✓
Custody Receipts and Trust Certificates				✓	✓		✓
Debt Obligations		✓	✓	✓	✓	✓		✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls		✓		✓	✓
Foreign Currency Transactions	✓		✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)		✓		✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities		✓	✓	✓	✓	✓		✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities		✓		✓	✓			✓
Municipal Securities		✓		✓	✓			✓
Participation Interests		✓		✓	✓			✓
Preferred Stock	✓		✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓		✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓		✓
Standby Commitments		✓		✓	✓			✓
Stripped Securities		✓		✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓		✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Intermediate Bond Fund	Intermediate Municipal Bond Fund	International Bond Fund	Large Cap Growth Fund	MA Intermediate Municipal Bond Fund	Mid Cap Growth Fund
Asset-Backed Securities	✓	✓	✓		✓
Bank Obligations
Domestic		✓	✓		✓	✓
Foreign		✓	✓		✓	✓
Common Stock			✓	✓		✓
Convertible Securities			✓	✓		✓
Corporate Debt Securities	✓	✓	✓		✓
Custody Receipts and Trust Certificates			✓
Debt Obligations	✓	✓	✓		✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓		✓	✓		✓
Swap Agreements	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓		✓
Foreign Currency Transactions			✓	✓		✓
Foreign Securities	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓		✓
Illiquid Securities	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓		✓
Money Market Instruments	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓		✓
Municipal Securities	✓	✓	✓		✓
Participation Interests	✓		✓
Preferred Stock	✓		✓	✓		✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships			✓	✓		✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓
Standby Commitments	✓	✓	✓		✓
Stripped Securities	✓	✓	✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓

Investment Type	NY Intermediate Municipal Bond Fund	NY Tax-Exempt Fund	Oregon Intermediate Municipal Bond Fund	Pacific/ Asia Fund	Real Estate Equity Fund	Risk Allocation Fund	Select Large Cap Growth Fund	Small Cap Core Fund
Asset-Backed Securities	✓	✓	✓	✓		✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓	✓
Common Stock		✓		✓	✓	✓	✓	✓
Convertible Securities				✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓		✓	✓
Custody Receipts and Trust Certificates			✓	✓		✓	✓
Debt Obligations	✓	✓	✓	✓	✓	✓	✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓		✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options		✓		✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓		✓		✓	✓
Foreign Currency Transactions				✓	✓	✓	✓	✓
Foreign Securities	✓		✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓			✓		✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓		✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓		✓		✓	✓
Municipal Securities	✓	✓	✓	✓		✓	✓
Participation Interests				✓		✓	✓
Preferred Stock				✓		✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships				✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓			✓		✓	✓	✓
Standby Commitments	✓	✓	✓	✓		✓	✓
Stripped Securities	✓			✓		✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓		✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓		✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Small Cap Growth Fund I	Small Cap Value Fund I	Strategic Income Fund	Tax- Exempt Fund	Technology Fund	Ultra Short Term Bond Fund	U.S. Treasury Index Fund	Value and Restructuring Fund
Asset-Backed Securities		✓	✓	✓		✓		✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓		✓
Foreign	✓	✓	✓	✓	✓	✓		✓
Common Stock	✓	✓	✓	✓	✓		✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓		✓
Corporate Debt Securities		✓	✓	✓		✓		✓
Custody Receipts and Trust Certificates			✓	✓				✓
Debt Obligations		✓	✓	✓		✓		✓
Derivatives
Index or Linked Securities (Structured Products)		✓	✓	✓				✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓		✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓		✓
Swap Agreements	✓	✓	✓	✓	✓	✓		✓
Dollar Rolls			✓			✓		✓
Foreign Currency Transactions	✓	✓	✓	✓	✓			✓
Foreign Securities	✓	✓	✓	✓	✓	✓		✓
Guaranteed Investment Contracts (Funding Arrangements)			✓			✓		✓
Illiquid Securities	✓	✓	✓	✓	✓	✓		✓
Initial Public Offerings	✓	✓	✓	✓	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities		✓	✓	✓		✓		✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities			✓	✓		✓		✓
Municipal Securities			✓	✓		✓		✓
Participation Interests			✓	✓		✓		✓
Preferred Stock	✓	✓	✓	✓	✓		✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓			✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements		✓	✓	✓		✓		✓
Standby Commitments			✓	✓				✓
Stripped Securities			✓	✓		✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓		✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions		✓	✓	✓		✓		✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓		✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Asset-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets. Credit risk reflects the risk that a holder of asset-backed securities, backed by pools of receivables such as mortgage loans, may not receive all or part of its principal because the issuer, any credit enhancer and/or an underlying obligor has defaulted on its obligations. Credit risk is increased for asset-backed securities that are subordinated to another security (i.e., if the holder of an asset-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments – Variable- and Floating-Rate Obligations for more information.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Bankers’ acceptances are time drafts drawn on and accepted by banks, are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered

Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. Common stock may be privately placed or publicly offered. See Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline or fail to rise over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of the common stocks of companies in that industry to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock. Convertible securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially. In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status.

Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

Investing in custody receipts and trust certificates is subject to certain risks. Custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates. Custody receipts and trust certificates also may be less liquid than the underlying securities.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, and notes). Debt obligations may be issued by corporations, governments, government agencies, REITs (see Permissible Fund Investments – Real Estate Investment Trusts and Master Limited Partnerships for more information about REITs and their associated risks) and other types of entities. Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal by a specified maturity date. Certain debt obligations (usually intermediate and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers’ perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the market value of the bond usually rises, and when prevailing interest rates rise, the market value of the bond usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield and the lower the sensitivity to changes in interest rates.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR), market indices (such as the S&P 500® Index) or customized baskets of securities or instruments. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; stripped securities; warrants; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a Dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500® Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities or securities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and/or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Manager or a subadviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Manager or a subadviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500® Index, and a type of exchange-traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500® Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.
Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currencies from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

CFTC Regulation

Each of AP – Alternative Strategies Fund and Risk Allocation Fund no longer qualifies for an exclusion from the definition of a commodity pool pursuant to Rule 4.5 under the Commodity Exchange Act (CEA). Accordingly, the Investment Manager is registered as a “commodity pool operator” under the CEA with respect to these Funds, effective January 1, 2013. Until the CFTC’s and SEC’s overlapping regulations on matters such as disclosure, reporting and recordkeeping are harmonized, the nature and extent of the impact of the new CFTC requirements on these Funds is uncertain. Compliance with the CFTC’s new regulatory requirements could increase Fund expenses, adversely affecting a Fund’s total return. Each Fund and the Investment Manager continue to analyze the effect that these rules may have on the Funds.

Each of the other Funds listed on the cover of this SAI qualifies for an exclusion from the definition of a commodity pool under the CEA and has filed a notice of exclusion under CFTC Rule 4.5. Accordingly, the Investment Manager is not subject to registration or regulation as a “commodity pool operator” under the CEA with respect to these Funds. To remain eligible for the exclusion, each of these Funds is limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that a Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, the Investment Manager may be required to register as a “commodity pool operator” with the CFTC with respect to that Fund. The Investment Manager’s eligibility to claim the exclusion with respect to a Fund will be based upon, among other things, the level and scope of a Fund’s investments in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. Each such Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Investment Manager’s intention to operate the Fund in a manner that would permit the Investment Manager to continue to claim the exclusion under CFTC Rule 4.5, which may adversely affect the Fund’s total return. In the event the Investment Manager becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to a Fund, the Fund’s expenses may increase, adversely affecting that Fund’s total return.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the CEA by the CFTC.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Investment Manager’s or a subadviser’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). Funds may use index futures contracts for hedging or non-hedging purposes.

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Investment Manager or a subadviser may attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

Commodity-Linked Futures Contracts. Commodity-linked futures contracts are traded on futures exchanges. These futures exchanges offer a central marketplace in which to transact in futures contracts, a clearing corporation to process trades, and standardization of expiration dates and contract sizes. Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges may have position limit rules that limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.

Commodity-linked futures contracts are generally based upon commodities within five main commodity groups: (1) energy, which includes, among others, crude oil, brent crude oil, gas oil, natural gas, gasoline and heating oil; (2) livestock, which includes, among others, feeder cattle, live cattle and hogs; (3) agriculture, which includes, among others, wheat (Kansas wheat and Chicago wheat), corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes, among others, aluminum, copper, lead, nickel and zinc; and (5) precious metals, which includes, among others, gold and silver. A Fund may purchase commodity futures contracts, swaps on commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while a Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.

In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to take the corresponding long side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price that is below the expected future spot price. Conversely, if the predominant hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will only take the short side of the futures contract if the futures price is greater than the expected future spot price of the commodity.

The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price. This can have significant implications for a Fund when it is time to replace an existing contract with a new contract. If the nature of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominant hedgers in the market, a Fund might open the new futures position at a higher price or choose other related commodity-linked investments.

The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant to the values of traditional securities such as stocks and bonds. Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a larger impact on commodity prices and commodity-linked investments, including futures contracts, commodity-linked structured notes, commodity-linked options and commodity-linked swaps, than on traditional securities. These additional variables may create additional investment risks which subject a Fund’s commodity-linked investments to greater volatility than investments in traditional securities.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Investment Manager’s or a subadviser’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Investment Manager or a subadviser may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Investment Manager or a subadviser may attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Investment Manager or a subadviser will be successful in doing so.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. If a Fund invests in tax-exempt securities, it may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Investment Manager or a subadviser, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or a narrower market index, such as the S&P 100® Index. Indices may also be based on an industry or market segment.

The successful use of a Fund’s options strategies depends on the ability of the Investment Manager or a subadviser to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Investment Manager or a subadviser deems it desirable to do so. Although a Fund will take an option position only if the Investment Manager or a subadviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer.

Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, that it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing Covered Options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Investment Manager or a subadviser, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing Call Options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the OCC. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, commodity futures, equity, equity index, credit default, bond futures, total return and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Investment Manager’s or a subadviser’s ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally will lose its investment and recover nothing if no credit event occurs and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Investment Manager or a subadviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Commodity-Linked Swaps. Commodity-linked swaps are two-party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. A Fund may engage in swap transactions that have more than one period and therefore more than one exchange of commodities.

A Fund may invest in total return swaps to gain exposure to the overall commodity markets. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund will pay an adjustable or floating fee. With “floating” rate payments, the fee is pegged to a base rate such as LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Certain Funds, including AP – Alternative Strategies Fund, may engage in foreign currency transactions for investment purposes and not solely for hedging purposes.

Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Investment Manager or a subadviser, as the case may be, determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue, the location of its assets, its exposure to the economic fortunes and risks of countries or geographic regions outside the United States, or other factors. Foreign securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the

United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Due to the potential for foreign withholding taxes, Morgan Stanley Capital International (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Investment Manager believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. Foreign governments may impose potentially confiscatory withholding or other taxes, which would reduce a Fund’s return on these securities. There is generally less publicly available information about foreign companies. Investments in foreign companies may be adversely affected by the impact of political, social or diplomatic events or possible seizure, expropriation or nationalization of a company or its assets resulting in a partial or total loss of an investment in such foreign companies. Accounting, auditing and financial reporting standards may also be less comprehensive and stringent than those applicable to domestic companies.

Operational and Settlement Risks of Foreign Securities. A Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies, as permitted under the 1940 Act (“foreign sub-custodians”). Settlement practices for foreign securities may differ from those in the United States. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to a Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Fund will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Fund to delivery or payment at a future date, but there is a risk that the security will not be delivered to the Fund or that payment will not be received, although the Fund and its foreign sub-custodians take reasonable precautions to mitigate this risk. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.

Share Blocking. Share blocking refers to a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders takes place. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. As a consequence of these restrictions, the Funds may abstain from voting proxies in markets that require share blocking.

Emerging Market Securities.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially Russia and those in Eastern Europe, the Pacific Basin, the Middle East, Asia, Latin America and Africa, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments.

Operational and Settlement Risks of Securities in Emerging Markets. In addition to having less developed securities markets, banks in emerging markets that are eligible foreign sub-custodians may be recently organized, lack extensive operating experience or lack effective government oversight or regulation. In addition, there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign subcustodian in the event of the bankruptcy of the sub-custodian. Because settlement systems may be less organized than in developed markets and because delivery versus payment settlement may not be possible or reliable, there may be a greater risk that settlement may be delayed and that cash or securities of the Fund may be lost because of failures of or defects in the system, including fraud or corruption. Settlement systems in emerging markets also have a higher risk of failed trades. Ownership of Russian securities poses particular risks because ownership records are typically maintained in a decentralized fashion by registrars who may not be subject to effective governmental supervision leading to the possibility that the Fund may lose its ownership rights. In such a case, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities.

Risks Related to Currencies and Corporate Actions in Emerging Markets. Risks related to currencies and corporate actions are also greater in emerging market countries than in developed countries. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, or countries may have varying exchange rates. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience sustained periods of high inflation or rapid changes in inflation rates which can have negative effects on a country’s economy and securities markets. Corporate action procedures in emerging market countries may be less reliable and have limited or no involvement by the depositories and central banks. Lack of standard practices and payment systems can lead to significant delays in payment.

Risks Related to Corporate and Securities Laws in Emerging Markets. Securities laws in emerging markets may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which issuers in certain emerging markets are subject may be less advanced than the systems to which issuers located in more developed countries are subject, and therefore, shareholders of such issuers may not receive many of the protections available to shareholders of issuers located in more developed countries. These risks may be heightened in certain countries, including without limitation Russia.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund consistent with SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities.

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. Fixed income funds frequently invest in these types of offerings of debt securities. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact – either positive or negative – on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC. These securities include shares of other open-end investment companies (i.e., mutual funds), closed-end funds, exchange-traded funds and business development companies.

Except with respect to funds structured as funds-of-funds or so-called master/feeder funds, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a fund or by companies controlled by a fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry to which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of affiliated funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Investment Manager or, as applicable, a subadviser to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities. Low and below investment grade securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Investment Manager’s or a subadviser’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Many lower-rated securities are not registered for offer and sale to the public under the 1933Act. Investments in these restricted securities may be determined to be liquid (able to be sold within seven days at approximately the price at which they are valued by a Fund) pursuant to policies approved by the Fund’s Trustees. Investments in illiquid securities, including restricted securities that have not been determined to be liquid, may not exceed 15% of a Fund’s net assets. A Fund is not otherwise subject to any limitation on its ability to invest in restricted securities. Restricted securities may be less liquid than other lower-rated securities, potentially making it difficult to value or sell such securities.

Determining Investment Grade for Purposes of Investment Policies. When determining whether a security is investment grade or below investment grade for purposes of investment policies of investing in such securities, International Bond Fund uses the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings. When a rating from only two of these agencies is available, the lower rating is used. When a rating from only one of these agencies is available, that rating is used. When a security is not rated by one of these agencies, the Investment Manager or, as applicable, a subadviser determines whether it is of investment grade or below investment grade quality.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities. Money market instruments may be structured as fixed-, variable- or floating-rate obligations and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. Mortgage-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Mortgage-backed securities may be issued or guaranteed by GNMA (also known as Ginnie Mae), FNMA (also known as Fannie Mae), or FHLMC (also known as Freddie Mac), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. Government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac. In addition, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock, as described below. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (FHFA) announced that Fannie Mae and Freddie Mac had been placed in conservatorship.

Although Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of their mortgage backed securities, there can be no assurance that this support will continue in the future. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

CMOs are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

REMICs are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer, any credit enhancer and/or the underlying mortgage borrower has defaulted on its obligations. Credit risk is increased for mortgage-backed securities that are backed by mortgages to so-called subprime borrowers (who may pose a greater risk of defaulting on their loans) or that are subordinated to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority. Municipal securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Investment Manager or, as applicable, a subadviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

Because municipal securities are often issued to support health care, education, utilities, and transportation, a Fund’s investment in municipal securities may subject the Fund to risks of those sectors, including the risks described below. Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by, among other factors, restrictions on government reimbursement for medical expenses, government approval of medical products and services and competitive pricing pressures. Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Bonds related to education may be subject to the risk of unanticipated revenue decline caused by lower enrollment, higher operating costs or decreasing governmental funding. Student loan revenue bonds are subject to the risk of default and repayment deferral, periods of forbearance, changes in federal legislation, and loss of federal or state subsidies. Bonds relating to utilities are subject to the risks facing utilities companies, such as domestic and international competition and rate changes initiated by governments and their agencies. Bonds relating to transportation are highly dependent on economic conditions and fuel costs and may be adversely affected by government regulation and local and world events.

The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings. Each state’s municipal securities may include, in addition to securities issued by the relevant state and its political subdivisions, agencies, authorities and instrumentalities, securities issued by the governments of Guam, Puerto Rico or the U.S. Virgin Islands. These securities may be subject to different risks than municipal securities issued by the relevant state and its political subdivisions, agencies, authorities and instrumentalities.

The Funds ordinarily purchase municipal securities whose interest, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes. The opinion of bond counsel may assert that such interest is not an item of tax preference for the purposes of the alternative minimum tax or is exempt from certain state or local taxes. There is no assurance that the applicable taxing authority will agree with this opinion. In the event, for example, the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. In addition, U.S. federal tax law may change, potentially limiting or removing the exemption from U.S. federal income taxation of interest from municipal securities. Such a change would cause interest payments to become federally taxable, possibly retroactively, and would likely cause the value of such securities to fall. Only certain of the Funds qualify to pass exempt interest through to shareholders (see Special Tax Considerations Pertaining to Tax-Exempt Funds under TAXATION). As a shareholder of such a Fund, you may be required to file an amended tax return under the circumstances described above, reporting such income as taxable.

For more information about the key risks associated with investments in states, see Appendix D.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker-dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest. Participation interests may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in- kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond. Preferred stock may be privately placed or publicly offered. See Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share.

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

•

Failed auction: A breakdown of the auction process can occur. In the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder generally would hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: APS generally is redeemable at any time, usually upon notice, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

Equity investments in REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which could adversely affect dividend payments. REITs also may not be diversified.

Equity investments in master limited partnerships generally are subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker-dealers and the Fixed Income Clearing Corporation. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. Repurchase agreements generally are subject to counterparty risk.

If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the repurchase agreement including interest. In the event that a counterparty fails to perform because it is insolvent or otherwise subject to insolvency proceedings against it, a Fund’s right to take possession of the underlying securities would be subject to applicable insolvency law and procedure, including an automatic stay (which would preclude immediate enforcement of a Fund’s rights) and exemptions thereto (which would permit a Fund to take possession of the underlying securities or to void a repurchase agreement altogether). Since it is possible that an exemption from the automatic stay would not be available, a Fund might be prevented from immediately enforcing its rights against the counterparty. Accordingly, if a counterparty becomes insolvent or otherwise subject to insolvency proceedings against it, a Fund may incur delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in value of the underlying securities during the period in which a Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during such time, as well as the costs incurred in enforcing a Fund’s rights. For example, if a Fund enters into a repurchase agreement with a broker that becomes insolvent, it is possible for the Securities Investor Protection Corporation (SIPC) to institute a liquidation proceeding in federal court against the broker counterparty which could lead to a foreclosure by SIPC of the underlying securities or SIPC may stay, or preclude, a Fund’s ability under contract to terminate the repurchase agreement.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Sovereign Debt

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Permissible Fund Investments – Foreign Securities.) In addition, there may be no legal recourse against a sovereign debtor in the event of a default.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Standby Commitments

Standby commitments are securities under which a purchaser, usually a bank or broker-dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker-dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Using standby commitments is subject to certain risks. Standby commitments are subject to the risk that a counterparty will not fulfill its obligation to purchase securities subject to a standby commitment.

Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (STRIPS), can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (TIGERs) are U.S. Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies. Stripped securities may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments – Variable- and Floating-Rate Obligations for more information.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments – Variable- and Floating-Rate Obligations for more information.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government can or would provide financial support to any of these entities, including whether or not the U.S. Government is obligated to do so by law.

On August 5, 2011, S&P lowered its long-term sovereign credit rating for the United States of America to “AA+” from “AAA”. Because a Fund may invest in U.S. Government obligations, the value of a Fund’s shares may be adversely affected by S&P’s downgrade or any future downgrades of the U.S. Government’s credit rating. While the long-term impact of the downgrade is uncertain, it could, for example, lead to increased volatility in the short-term. See Appendix A for a description of securities ratings.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula. Asset-backed securities, bank obligations, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as variable- and floating-rate obligations.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating-rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Investment Manager or a subadviser may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Wholly-Owned Subsidiaries

AP – Alternative Strategies Fund (for purposes of this section, the “Fund”) may invest up to 25% of its total assets in one or more wholly-owned subsidiaries (referred to herein collectively as the “Subsidiary”) organized under the laws of the Cayman Islands, which will gain exposure to the commodities markets. The Subsidiary’s commodity-linked investments (including commodity-linked futures contracts, structured notes, swaps and options), swaps and other investments are expected to produce leveraged exposure to the performance of the commodities markets. The Subsidiary also invests in investment-grade fixed income and other securities that may serve as collateral for its commodity-linked positions and may hold cash or cash equivalents, and may invest directly in commodities.

The Subsidiary is overseen by its own board of directors and is not registered under the 1940 Act. The Fund, as the sole shareholder of the Subsidiary, does not have all of the protections offered by the 1940 Act to shareholders of investment companies registered under the 1940 Act. However, the Subsidiary is wholly-owned and controlled by the Fund and the Fund’s Board of Trustees oversees the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The

Investment Manager and the Fund’s subadvisers are responsible for the Subsidiary’s day-to-day business pursuant to their separate agreements with, or in respect of, the Subsidiary.

The Subsidiary has entered into separate contracts for the provision of advisory, administrative and custody services with the same service providers who provide those services to the Fund. Each Subsidiary will bear the fees and expenses incurred in connection with the services it receives pursuant to those agreements.

The financial information of the Subsidiary will be consolidated into the Fund’s financial statements, as contained within the Fund’s annual and semi-annual reports provided to shareholders.

As described below under TAXATION – Qualification as a Regulated Investment Company, in order to qualify for the special tax treatment accorded to RICs under the Code, the Fund must satisfy a 90% gross income requirement and an asset diversification requirement. These requirements are not applicable to the Subsidiary. Income recognized by the Fund in respect of the Subsidiary is expected to be qualifying income for purposes of the 90% gross income requirement because the Subsidiary is expected to be a controlled foreign corporation. For purposes of the asset diversification requirement, each Subsidiary will be treated as an issuer and the Fund will limit its investment in Subsidiaries to 25% or less of its total assets as of the end of every quarter of its taxable year in order to satisfy the asset diversification requirement, which applies to the Fund’s interest in the Subsidiaries but not to the Subsidiaries’ investments.

Changes in U.S. laws and/or the laws of the Cayman Islands could prevent the Fund and/or the Subsidiary from operating as described in the Fund’s prospectus and this SAI, and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiary, including any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax. If Cayman Islands laws were changed to require the Subsidiary to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that would apply to similar investments if held directly by the Fund.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon, pay-in-kind and step-coupon securities are types of debt instruments that do not necessarily make payments of interest in fixed amounts or at fixed intervals. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, pay-in-kind and step-coupon securities.

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind and step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in a committed line of credit (Line of Credit). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities.

Pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from or lend money to other funds in the Columbia Funds Family or any other registered investment company advised by the Investment Manager or its affiliates for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Short Sales

A Fund may sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described below regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Investment Manager or a subadviser believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

Subject to its fundamental and non-fundamental investment policies, a Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities, contracts or instruments that it does not own in hopes of purchasing the same security, contract or instrument at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security, commodity futures contract or other instrument. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund’s successful use of short sales also will be subject to the ability of the Investment Manager or a subadviser to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Investment Manager or a subadviser will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending of Portfolio Securities

To generate additional income, a Fund may lend up to 33%, or such lower percentage specified by the Fund or Adviser of the value of its total assets (including securities out on loan) to broker-dealers, banks or other institutional borrowers of securities. JPMorgan serves as lending agent (the Lending Agent) to the Funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral. Collateral may consist of cash, securities issued by the U.S. Government or its agencies or instrumentalities (collectively, “U.S. Government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the Fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. Government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the Fund. If the market value of the loaned securities goes up, the Lending Agent will require additional collateral from the borrower.

If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a Fund or a borrower at any time. A Fund may choose to terminate a loan in order to vote in a proxy solicitation if the Fund has knowledge of a material event to be voted on that would affect the Fund’s investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a Fund’s loans are concentrated with a single borrower or limited number of borrowers. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. Some or all of the cash collateral received in connection with the securities lending program may be invested in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Lending Agent (or its affiliates). The Lending Agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the Lending Agent may receive asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the Lending Agent (or its affiliates) and the Fund with respect to the management of such cash collateral. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a Fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any loss incurred by the Funds in connection with the securities lending program.

The Funds currently do not participate in the securities lending program, but the Board may determine to renew participation in the future.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

The portfolio turnover rate for Energy and Natural Resources Fund changed substantially during the fiscal period ended March 31, 2012 because the Fund portfolio management team changed during the period. For each Fund’s portfolio turnover rate, see the Fees and Expenses of the Fund — Portfolio Turnover section in the prospectuses for that Fund.

In any particular year, market conditions may result in greater rates than are presently anticipated. The rate of a Fund’s turnover may vary significantly from time to time depending on the volatility of economic and market conditions.

Disclosure of Portfolio Information

The Board and the Investment Manager believe that the investment ideas of the Investment Manager with respect to portfolio management of a Fund should benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using Fund portfolio holdings information for stock picking. However, the Board also believes that knowledge of a Fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Board has therefore adopted policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made available to the general public. It is the policy of the Funds not to provide or permit others to provide portfolio holdings on a selective basis, and the Investment Manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the Funds’ operation or where there are other legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Funds and their shareholders.

Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board is updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit the Investment Manager and a Fund’s other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. The same policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Funds covered by this SAI. The Investment Manager also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Although the Investment Manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Funds’ compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

Public Disclosures

The Funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Funds’ website (columbiamanagement.com). The information is available on the Funds’ website as described below.

•

For equity, convertible and balanced Funds (other than the equity Funds identified below) and Risk Allocation Fund, a complete list of Fund portfolio holdings as of month-end is posted approximately, but no earlier than, 15 calendar days after such month-end.

•

For Funds that are subadvised by Marsico Capital Management, LLC, and for Small Cap Growth Fund I and Columbia Variable Portfolio – Small Company Growth Fund, a complete list of Fund portfolio holdings as of month-end is posted approximately, but no earlier than, 30 calendar days after such month-end.

•	For fixed-income Funds, a complete list of Fund portfolio holdings as of calendar quarter-end is posted approximately, but no earlier than, 30 calendar days after such quarter-end.

•

For money market Funds, a complete list of Fund portfolio holdings as of month-end is posted no later than five business days after such month-end. Such month-end holdings are continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the Fund’s most recent 12 months of publicly available filings on Form N-MFP. Money market Fund portfolio holdings information posted on the website, at minimum, includes with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The money market Funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding.

Portfolio holdings of Funds owned solely by affiliates of the Investment Manager are not disclosed on the website. A complete schedule of each Fund’s portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws. Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

In addition, the Investment Manager makes publicly available information regarding certain Funds’ largest five to fifteen holdings, as a percentage of the market value of the Funds’ portfolios as of a month-end. This holdings information is made publicly available approximately 15 calendar days following the month-end. The scope of the information that is made available on the Funds’ website pursuant to the Funds’ policies may change from time to time without prior notice.

The Investment Manager may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds’ website.

The Columbia Funds, the Investment Manager and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than when the information is disclosed publicly on the funds’ website or no earlier than the time a fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Funds’ policies and procedures provide that no disclosures of the Funds’ portfolio holdings may be made prior to the portfolio holdings information being made available to the general public unless (i) the Funds have a legitimate business purpose for making such disclosure, (ii) the Funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Investment Manager; (ii) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Investment Manager, the Distributor or any affiliated person of a Fund, the Investment Manager or Distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Funds with their day-to-day business affairs. In addition to the Investment Manager and its affiliates, these service providers include each Fund’s subadvisor(s) (if any) and vendors or other entities each subadviser may also hire to perform services for the funds, affiliates of the Investment Manager, the Funds’ custodian, subcustodians, the Funds’ independent registered public accounting firm, legal counsel, operational system vendors, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds also may disclose portfolio holdings information to broker-dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Fund also discloses portfolio holdings information as required by federal, state or international securities laws, and may disclose portfolio holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

The Board has adopted policies to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies. Before any selective disclosure of portfolio holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (PHC). The PHC is comprised of members from the Investment Manager’s legal department, compliance department, and the Funds’ President. The PHC is authorized by the Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a Fund and its shareholders, to consider any potential conflicts of interest between the Fund, the Investment Manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure may be authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by the Fund’s President, Chief Compliance Officer or General Counsel/Chief Legal Officer or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Funds’ shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Ongoing Portfolio Holdings Disclosure Arrangements

The Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. No compensation or consideration is received in exchange for this information. In addition to the daily information provided to a Fund’s custodian, subcustodians (if any), administrator, investment manager and subadvisers (if any), the following disclosure arrangements are in place:

Entities contracted by the Fund Family:

IDENTITY OF RECIPIENT	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Barclays Capital	Used for analytics including risk and attribution assessment.	Daily

Bloomberg	Used for portfolio analytics and independent research.	Daily or Monthly

Capital Markets Services	Used for intraday post-trade information when equity exposures (either via futures or options trades) are modified beyond certain limits for Columbia Variable Portfolio Managed Volatility Funds.	As Needed

Cenveo, Inc.	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed

Citigroup	Used in resolving technical difficulties with an analytic software program.	Daily

Cogent Consulting LLC	Used to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

FactSet Research Systems, Inc.	Used for provision of quantitative analytics, charting and fundamental data.	Daily

Institutional Shareholder Services Inc. ("ISS")	Used for proxy voting administration and research on proxy matters.	Daily

Investment Technology Group	Used to evaluate and assess trading activity, execution and practices.	Quarterly

Kynex	Used to provide portfolio attribution reports for the Columbia Convertible Securities Fund.	Daily

IDENTITY OF RECIPIENT	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Linedata Services, Inc.	Used to assist in resolving technical difficulties with LongView trade order management system software.	As Needed

Lipper / Thomson Reuters Corp.	Used to assure accuracy of Lipper Fact Sheets.	Monthly

Malaspina Communications	Used to facilitate writing management's discussion of fund performance for shareholder reports and periodic marketing communications.	Quarterly

Merrill Corporation	Used to provide Edgar filing and typesetting services, as well as printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed

MoneyMate	Used to report returns and analytics to client facing materials.	Monthly

Morningstar	Used for independent research and ranking of funds, and to fulfill role as investment consultant for fund of funds product.	Monthly or As Needed

R.R. Donnelley & Sons Company	Used to provide Edgar filing and typesetting services, and printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed

Reflections	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed

Entities contracted by fund subadvisers:

IDENTITY OF RECIPIENT	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Infinit-O	Used by certain subadvisers for reconciling cash and positions.	Daily

State Street Bank and Trust Company	Used by certain subadvisers for shadow accounting.	Daily

INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Manager and Investment Advisory Services

Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) (the Investment Manager) is the investment adviser and administrator of the Funds. The Investment Manager is a wholly-owned subsidiary of Ameriprise Financial. Ameriprise Financial is located at 1099 Ameriprise Financial Center, Minneapolis, MN 55474. The Investment Manager is located at 225 Franklin Street, Boston, MA 02110. Prior to May 1, 2010, Columbia Management Advisors, LLC (the Previous Adviser and Previous Administrator), a wholly-owned subsidiary of Bank of America, was the Funds’ investment adviser and administrator.

Services Provided

Under the Investment Management Services Agreement, the Investment Manager has contracted to furnish each Fund with investment research and advice. For these services, each Fund pays a monthly fee to the Investment Manager based on the average of the daily closing value of the total net assets of a Fund for such month. Under the Investment Management Services Agreement, any liability of the Investment Manager to the Trust, a Fund and/or its shareholders is limited to situations involving the Investment Manager’s own willful misfeasance, bad faith, negligence in the performance of its duties or reckless disregard of its obligations and duties.

The Investment Management Services Agreement may be terminated with respect to a Fund at any time on 60 days’ written notice by the Investment Manager or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund. The Investment Management Services Agreement will automatically terminate upon any assignment thereof, will continue in effect for two years from May 1, 2010 and thereafter will continue from year to year with respect to a Fund only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Investment Manager or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Investment Manager pays all compensation of the Trustees and officers of the Trust who are employees of the Investment Manager or its affiliates, except for the Chief Compliance Officer, a portion of whose salary is paid by the Columbia Funds (excluding those Columbia Funds that pay a Unified Fee, as defined below). Except to the extent expressly assumed by the Investment Manager and except to the extent required by law to be paid or reimbursed by the Investment Manager, the Investment Manager does not have a duty to pay any Fund operating expense incurred in the organization and operation of a Fund, including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders.

The Investment Manager, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund’s Investment Management Services Agreement.

Advisory Fee Rates Paid by the Funds

Each Fund pays the Investment Manager an annual fee for its investment advisory services, as set forth in the Investment Management Services Agreement, and as shown in the section entitled Fees and Expenses of the Fund – Annual Fund Operating Expenses in each Fund’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. In return for the advisory fee described below, the Investment Manager has agreed to pay all of the operating costs and expenses of Ultra Short Term Bond Fund other than Independent Trustees fees and expenses, including their legal counsel, auditing expenses, interest incurred on borrowing by Ultra Short Term Bond Fund, if any, portfolio transaction expenses, taxes and extraordinary expenses. This fee is sometimes referred to herein as the “Unified Fee.” Any custody credits are applied to offset Fund expenses prior to determining the expenses the Investment Manager is required to bear; however, the Investment Manager bears any custodian overdraft charges. The Investment Manager also may pay amounts from its own assets to the Distributor and/or to Selling Agents for services they provide.

The Investment Manager receives a monthly investment advisory fee based on each Fund’s average daily net assets at the following annual rates:

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion and up to $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion and up to $7.5 billion	In excess of $7.5 billion
CT Intermediate Municipal Bond Fund	0.400%	0.350%	0.320%	0.290%	0.280%	0.270%
MA Intermediate Municipal Bond Fund	0.400%	0.350%	0.320%	0.290%	0.280%	0.270%
NY Intermediate Municipal Bond Fund	0.400%	0.350%	0.320%	0.290%	0.280%	0.270%
Oregon Intermediate Municipal Bond Fund	0.400%	0.350%	0.320%	0.290%	0.280%	0.270%
CA Tax-Exempt Fund	0.400%	0.350%	0.320%	0.290%	0.280%	0.270%
NY Tax-Exempt Fund	0.400%	0.350%	0.320%	0.290%	0.280%	0.270%

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion and up to $1.5 billion	In excess of $1.5 billion and up to $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion
AP – Select Large Cap Growth Fund	0.710%	0.665%	0.620%	0.570%	0.560%	0.540%
Contrarian Core Fund	0.710%	0.665%	0.620%	0.570%	0.560%	0.540%
Dividend Income Fund	0.660%	0.615%	0.570%	0.520%	0.510%	0.490%
Global Dividend Opportunity Fund	0.710%	0.665%	0.620%	0.570%	0.560%	0.540%
Large Cap Growth Fund	0.710%	0.665%	0.620%	0.570%	0.560%	0.540%
Select Large Cap Growth Fund	0.710%	0.665%	0.620%	0.570%	0.560%	0.540%

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion
Small Cap Core Fund	0.790%	0.745%	0.700%
Small Cap Growth Fund I	0.790%	0.745%	0.700%
Small Cap Value Fund I	0.790%	0.745%	0.700%
Technology Fund	0.870%	0.820%	0.770%

Fund	First $1 billion	In excess of $1 billion and up to $2 billion	In excess of $2 billion and up to $6 billion	In excess of $6 billion and up to $7.5 billion	In excess of $7.5 billion and up to $9 billion	In excess of $9 billion and up to $12 billion	In excess of $12 billion and up to $20 billion	In excess of $20 billion and up to $24 billion	In excess of $24 billion and up to $50 billion	In excess of $50 billion
AP – Core Plus Bond Fund	0.430%	0.420%	0.400%	0.380%	0.365%	0.360%	0.350%	0.340%	0.320%	0.300%
Bond Fund	0.430%	0.420%	0.400%	0.380%	0.365%	0.360%	0.350%	0.340%	0.320%	0.300%
Intermediate Bond Fund	0.430%	0.420%	0.400%	0.380%	0.365%	0.360%	0.350%	0.340%	0.320%	0.300%
Corporate Income Fund	0.430%	0.420%	0.400%	0.380%	0.365%	0.360%	0.350%	0.340%	0.320%	0.300%

Fund	First $1 billion	In excess of $1 billion and up to $1.5 billion	In excess of $1.5 billion and up to $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion
Energy and Natural Resources Fund	0.690%	0.620%	0.570%	0.560%	0.540%
Greater China Fund	0.870%	0.800%	0.760%	0.720%	0.680%
Pacific/Asia Fund	0.870%	0.800%	0.750%	0.710%	0.660%

Fund	First $1 billion	In excess of $1 billion and up to $2 billion	In excess of $2 billion and up to $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion and up to $9 billion	In excess of $9 billion and up to $10 billion	In excess of $10 billion and up to $15 billion	In excess of $15 billion and up to $24 billion	In excess of $24 billion and up to $50 billion	In excess of $50 billion
Intermediate Municipal Bond Fund	0.410%	0.385%	0.360%	0.335%	0.310%	0.300%	0.290%	0.280%	0.260%	0.250%
Tax-Exempt Fund	0.410%	0.385%	0.360%	0.335%	0.310%	0.300%	0.290%	0.280%	0.260%	0.250%

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion and up to $2 billion	In excess of $2 billion and up to $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion and up to $7.5 billion	In excess of $7.5 billion and up to $9 billion	In excess of $9 billion and up to $10 billion	In excess of $10 billion and up to $15 billion	In excess of $15 billion and up to $20 billion
Strategic Income Fund	0.530%	0.525%	0.515%	0.495%	0.480%	0.455%	0.440%	0.431%	0.419%	0.409%

Fund	In excess of $20 billion and up to $24 billion	In excess of $24 billion and up to $50 billion	In excess of $50 billion
Strategic Income Fund	0.393%	0.374%	0.353%

Fund	First $1 billion	In excess of $1 billion and up to $2 billion	In excess of $2 billion and up to $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion and up to $7.5 billion	In excess of $7.5 billion and up to $10 billion	In excess of $10 billion and up to $15 billion	In excess of $15 billion and up to $24 billion	In excess of $24 billion and up to $50 billion	In excess of $50 billion
High Yield Municipal Fund	0.470%	0.445%	0.420%	0.395%	0.370%	0.360%	0.350%	0.340%	0.320%	0.300%

Fund	First $1 billion	In excess of $1 billion and up to $2 billion	In excess of $2 billion and up to $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion and up to $7.5 billion	In excess of $7.5 billion and up to $12 billion	In excess of $12 billion and up to $20 billion	In excess of $20 billion and up to $50 billion	In excess of $50 billion
International Bond Fund	0.570%	0.525%	0.520%	0.515%	0.510%	0.500%	0.490%	0.480%	0.470%

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion and up to $1.5 billion	In excess of $1.5 billion and up to $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion
Balanced Fund	0.660%	0.615%	0.570%	0.520%	0.510%	0.490%

Fund	First $250 million	In excess of $250 million and up to $500 million	In excess of $500 million and up to $750 million	In excess of $750 million and up to $1 billion	In excess of $1 billion and up to $1.5 billion	In excess of $1.5 billion and up to $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion
Emerging Markets Fund	1.100%	1.080%	1.060%	1.040%	0.800%	0.750%	0.710%	0.660%

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion and up to $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion
AP – Alternative Strategies Fund	1.020%	0.975%	0.950%	0.930%	0.900%

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion and up to $1.5 billion	In excess of $1.5 billion
Mid Cap Growth Fund	0.760%	0.715%	0.670%	0.620%

Fund	First $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion
Value and Restructuring Fund	0.690%	0.560%	0.540%

Fund	First $1 billion	In excess of $1 billion and up to $1.5 billion	In excess of $1.5 billion
Real Estate Equity Fund	0.690%	0.670%	0.620%

Fund	First $250 million	In excess of $250 million and up to $500 million	In excess of $500 million
AP – Small Cap Equity Fund	0.900%	0.850%	0.800%

Fund			All assets
U.S. Treasury Index Fund			0.100%

The Investment Manager has implemented a schedule for Risk Allocation Fund’s investment advisory fees whereby the Fund pays (i) 0.00% advisory fee on its assets that are invested in affiliated mutual funds, ETFs and closed-end funds that pay an investment management services fee to the Investment Manager; (ii) 0.10% advisory fee on its assets that are invested in third-party ETFs and mutual funds; and (iii) an advisory fee rate according to the following schedule on securities, instruments and other assets not described above, including affiliated funds that do not pay an investment management services fee to the Investment Manager, third-party closed-end funds, derivatives and individual securities:

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion and up to $1.5 billion	In excess of $1.5 billion and up to $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion and up to $12 billion	In excess of $12 billion
Risk Allocation Fund	0.700%	0.690%	0.680%	0.670%	0.650%	0.625%	0.600%

In no event shall the advisory fee be negative even if the value of one of the categories is a negative amount (for instance, if the Fund’s liabilities exceed the value of assets in category (iii)). Although the fee for each category is calculated separately and there is not negative advisory fee, the Investment Manager currently intends to calculate the advisory fee by reducing (but not below $0) any advisory fee payable on one category by any negative advisory fee in another category. The Investment Manager may change this calculation methodology at any time.

Advisory Fees Paid by the Funds

The Investment Manager and the Previous Adviser received fees from the Funds for their services as reflected in the following charts, which show the advisory fees paid to and, as applicable, waived/reimbursed by the Investment Manager and the Previous Adviser, for the three most recently completed fiscal years, except as otherwise indicated.

	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011		Fiscal Year Ended March 31, 2010*
Fund		Investment Manager	Previous Adviser
Pacific/Asia Fund
Advisory Fee Paid	$1,493,109	$343,550	$22,883	$219,007
Amount Reimbursed	—	$87,230	$8,465	$131,463
Amount Waived	—	—	—	—
Select Large Cap Growth Fund
Advisory Fee Paid	$32,252,320	$16,930,896	$1,160,977	$10,061,635
Amount Reimbursed	—
Amount Waived	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

Fund	Fiscal Period Ended April 30, 2012*	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011		Fiscal Year Ended March 31, 2010**
			Investment Manager	Previous Adviser
Bond Fund
Advisory Fee Paid	$674,220	$9,193,773	$4,015,797	$301,822	$3,555,388
Amount Reimbursed	$(305,850)	$(3,840,021)	$2,076,212	$170,053	$1,762,911
Amount Waived	—	—	—	—	—
Corporate Income Fund
Advisory Fee Paid	$502,876	$4,163,696	$2,030,164	$187,599	$2,172,793
Amount Reimbursed	$32,856	$395,818	—	—	—
Amount Waived	—	—	$365,983	$530	—
Intermediate Bond Fund
Advisory Fee Paid	$1,175,998	$12,982,420	$6,836,700	$581,691	$6,768,041
Amount Reimbursed	$325,497	$3,258,873	$285,433	—	—
Amount Waived	—	—	—	—	—
U.S. Treasury Index Fund
Advisory Fee Paid	$35,300	$429,804	$352,603	$30,361	$374,018
Amount Reimbursed	$72,774	$897,060	$734,069	$63,436	$659,969
Amount Waived	—	—	—	—	—

*	For the period from April 1, 2012 to April 30, 2012. During the period, the fiscal year end of each Fund was changed from March 31 to April 30.
**	All amounts were paid to or waived/reimbursed by the Previous Adviser.

Fund	Fiscal Period Ended April 30, 2012*	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009**
			Investment Manager	Previous Adviser
Small Cap Value Fund I
Advisory Fee Paid	$10,740,169	$13,093,445	$1,883,799	$7,793,816	$6,138,109
Amount Reimbursed	—	$10	—	—	—
Amount Waived	—	—	—	—	—

*	For the period from July 1, 2011 to April 30, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to April 30.
**	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Period Ended May 31, 2012*	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009**
Fund			Investment Manager	Previous Adviser
High Yield Municipal Fund
Advisory Fee Paid	$3,435,899	$3,084,968	$524,787	$2,361,306	$2,421,629
Amount Reimbursed	$1,189,180	$448,081	—	—	—
Amount Waived	—	—	—	—	—

*	For the period from July 1, 2011 to May 31, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to May 31.
**	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Period Ended May 31, 2012*	Fiscal Year Ended September 30, 2011	Fiscal Year Ended September 30, 2010		Fiscal Year Ended September 30, 2009**
Fund			Investment Manager	Previous Adviser
Dividend Income Fund
Advisory Fee Paid	$18,535,458	$20,026,109	$5,934,956	$7,295,736	$8,227,244
Amount Reimbursed	$1,781,743	$1,966,047	$412,201	$54,673	$791,034
Amount Waived	—	—	—	—	—

*	For the period from October 1, 2011 to May 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to May 31.
**	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended July 31, 2012	Fiscal Year Ended July 31, 2011	Fiscal Year Ended July 31, 2010*
Fund			Investment Manager	Previous Adviser
Ultra Short Term Bond Fund
Advisory Fee Paid	$2,729,842	$2,591,553	$774,383	$1,643,829
Amount Reimbursed	$146,116	$105,806.67	$23,307	$59,090
Amount Waived	—	—	—	—

*	Ultra Short Term Bond Fund commenced operations as of November 23, 2009. All fees shown are the fees paid by the Predecessor Ultra Short Term Bond Fund, a series of Columbia Funds Institutional Trust.

	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended August 31, 2011	Fiscal Year Ended August 31, 2010		Fiscal Year Ended August 31, 2009**
Fund			Investment Manager	Previous Adviser
Oregon Intermediate Municipal Bond Fund
Advisory Fee Paid	$1,715,839	$2,201,895	$799,938	$1,515,769	$2,043,052
Amount Reimbursed	$295,895	$500,503	$183,028	$329,008	$564,350
Amount Waived	—	—	—	—	—

*	For the period from September 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from August 31 to July 31.
**	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended September 30, 2011	Fiscal Year Ended September 30, 2010		Fiscal Year Ended September 30, 2009**
Fund			Investment Manager	Previous Adviser
Large Cap Growth Fund
Advisory Fee Paid	$13,345,526	$12,427,666	$2,643,515	$3,959,944	$5,877,711
Amount Reimbursed	—	$1	—	—	—
Amount Waived	—	—	—	—	—

*	For the period from October 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to July 31.
**	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended November 30, 2011	Fiscal Year Ended November 30, 2010		Fiscal Year Ended November 30, 2009**
Fund			Investment Manager	Previous Adviser
Tax-Exempt Fund
Advisory Fee Paid	$11,382,292	$12,644,779	$6,340,827	$4,490,488	$10,701,653
Amount Reimbursed	$37,429	$575,239	—	—	—
Amount Waived	—	—	—	—	—

*	For the period from December 1, 2011 to July 31, 2012. During this period, the fiscal year end of the Fund was changed from November 30 to July 31.
**	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended August 31, 2012	Fiscal Year Ended August 31, 2011	Fiscal Year Ended August 31, 2010
Fund			Investment Manager	Previous Adviser
AP – Alternative Strategies Fund*
Advisory Fee Paid	$1,570,915	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	$150,833	—	—	—
AP – Core Plus Bond Fund*
Advisory Fee Paid	$6,266,540	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
AP – Small Cap Equity Fund*
Advisory Fee Paid	$1,163,423	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	$560,869	—	—	—
Balanced Fund
Advisory Fee Paid	$6,967,277	$3,750,889	$516,594	$875,889
Fees Waived or Expenses Reimbursed by the Investment Manager or Affiliates	$501,495	$347,362	—	—
Global Dividend Opportunity Fund
Advisory Fee Paid	$5,565,472	$5,777,942	$1,486,665	$3,136,677
Fees Waived or Expenses Reimbursed by the Investment Manager or Affiliates	$7	$368,881	$407,410	$989,742

	Fiscal Year Ended August 31, 2012	Fiscal Year Ended August 31, 2011	Fiscal Year Ended August 31, 2010
Fund			Investment Manager	Previous Adviser
Greater China Fund
Advisory Fee Paid	$1,944,751	$2,368,709	$717,794	$1,561,766
Fees Waived or Expenses Reimbursed by the Investment Manager or Affiliates	—	$1,426	—	—
Mid Cap Growth Fund
Advisory Fee Paid	$13,873,055	$11,840,449	$2,977,727	$5,939,170
Fees Waived or Expenses Reimbursed by the Investment Manager or Affiliates	—	—	—	—
Small Cap Growth Fund I
Advisory Fee Paid	$8,072,792	$9,319,430	$2,371,009	$4,158,194
Fees Waived or Expenses Reimbursed by the Investment Manager or Affiliates	$79,402	$306	—	—
Technology Fund
Advisory Fee Paid	$1,640,143	$2,358,996	$765,180	$1,638,839
Fees Waived or Expenses Reimbursed by the Investment Manager or Affiliates	—	$66,993	$45,469	—

*	AP – Core Plus Bond Fund and AP – Small Cap Equity Fund commenced operations on April 20, 2012 and AP – Alternative Strategies Fund commenced operations on April 23, 2012. Fees shown are from the Fund’s commencement of operations to August 31, 2012.

	Fiscal Period Ended August 31, 2012*	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011		Fiscal Year Ended March 31, 2010**
			Investment Manager	Previous Adviser
Emerging Markets Fund
Advisory Fee Paid	$2,473,783	$5,473,855	$4,340,081	$386,909	$4,059,904
Amount Reimbursed	$202,945	$734,739	$1,166,939	$95,101	$133,614
Amount Waived	—	—	—	—	—
Energy and Natural Resources Fund
Advisory Fee Paid	$1,454,752	$5,262,966	$4,071,386	$386,909	$4,059,904
Amount Reimbursed	—	—	—	$95,101	$133,614
Amount Waived	—	—	—	—	—
Value and Restructuring Fund
Advisory Fee Paid	$9,105,787	$36,158,339	$34,923,979	$3,605,829	$38,153,435
Amount Reimbursed	$823,726	$2,410,775	—	—	—
Amount Waived	—	—	—	—	—

*	For the period from April 1, 2012 to August 31, 2012. During the period, the fiscal year end of each Fund was changed from March 31 to August 31.
**	All amounts were paid to/reimbursed by the Previous Adviser.

	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended September 30, 2011	Fiscal Year Ended September 30, 2010		Fiscal Year Ended September 30, 2009*
Fund			Investment Manager	Previous Adviser
Contrarian Core Fund
Advisory Fee Paid	$10,862,663	$7,499,179	$1,604,740	$1,929,231	$2,110,310
Amount Reimbursed	$397,756	$335,578	—	—	$318,233
Amount Waived	—	—	$213,720	$71,834	—
Small Cap Core Fund
Advisory Fee Paid	$5,961,050	$5,993,236	$1,882,144	$2,495,915	$3,382,545
Amount Reimbursed	$72,282	$234,050	—	—	—
Amount Waived	—	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.
**	For the period from October 1, 2011 to August 31, 2012. During the period, the fiscal year end of each Fund changed from September 30 to August 31.

	Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31, 2011	Fiscal Year Ended October 31, 2010
Fund			Investment Manager	Previous Adviser
CA Tax-Exempt Fund
Advisory Fee Paid	$2,174,124	$1,781,596	$982,935	$984,233
Fees Waived or Expenses Reimbursed by the Investment Manager or Affiliates	$441,438	$455,210	$43,089	$58,176
CT Intermediate Municipal Bond Fund
Advisory Fee Paid	$865,432	$945,991	$602,895	$580,714
Fees Waived or Expenses Reimbursed by the Investment Manager or Affiliates	$441,958	$540,983	$163,248	$187,129
Intermediate Municipal Bond Fund
Advisory Fee Paid	$10,291,609	$9,448,247	$5,165,472	$5,091,941
Fees Waived or Expenses Reimbursed by the Investment Manager or Affiliates	$3,199,657	$2,892,900	—	—
MA Intermediate Municipal Bond Fund
Advisory Fee Paid	$1,511,872	$1,512,989	$885,979	$844,565
Fees Waived or Expenses Reimbursed by the Investment Manager or Affiliates	$861,785	$799,425	$204,395	$181,924
NY Intermediate Municipal Bond Fund
Advisory Fee Paid	$1,296,104	$1,257,586	$781,694	$763,013
Fees Waived or Expenses Reimbursed by the Investment Manager or Affiliates	$782,387	$628,205	$210,091	$201,876
NY Tax-Exempt Fund
Advisory Fee Paid	$768,227	$468,778	$171,758	$166,121
Fees Waived or Expenses Reimbursed by the Investment Manager or Affiliates	$275,120	$229,929	$96,660	$91,479

Fund	Fiscal Period Ended October 31, 2012*	Fiscal Year Ended May 31, 2012		Fiscal Year Ended May 31, 2010
			Fiscal Year Ended May 31, 2012	Investment Manager	Previous Adviser
International Bond Fund
Advisory Fee Paid	$158,035	$336,309	$116,214	$7,487	$69,573
Fees Waived or Expenses Reimbursed by the Investment Manager or Affiliates	$104,067	$111,603	$192,393	$25,747	$124,507
Strategic Income Fund
Advisory Fee Paid	$5,668,830	$11,871,078	$10,514,321	$949,914	$10,224,619
Fees Waived or Expenses Reimbursed by the Investment Manager or Affiliates	$66,617	$182,250	$59,857	—	—

*	For the period from June 1, 2012 to October 31, 2012. During the period, the fiscal year end of the Fund was changed from May 31 to October 31.

			Fiscal Year Ended December 31, 2010
Fund	Fiscal Year Ended December 31, 2012	Fiscal Year Ended December 31, 2011	Investment Manager	Previous Adviser
Real Estate Equity Fund
Advisory Fee Paid	$3,927,019	$3,831,112	$1,814,393.71	$775,033.09
Amount Reimbursed	$17,962	$49,418	—	—
Amount Waived	—	—	—	—

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Investment Manager who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the portfolio manager(s) of the Investment Manager who are responsible for the Funds are:

Portfolio Manager	Fund(s)
Leonard A. Aplet, CFA	Balanced Fund Ultra Short Term Bond Fund
Anwiti Bahuguna, PhD	Risk Allocation Fund
Michael S. Barclay, CFA	Dividend Income Fund
John S. Barrett, CFA	Small Cap Value Fund I
Robert B. Cameron	Emerging Markets Fund
Kimberly A. Campbell	Tax-Exempt Fund
Richard A. Carter	AP – Select Large Cap Growth Fund Select Large Cap Growth Fund
Wayne M. Collette, CFA	Mid Cap Growth Fund Small Cap Growth Fund I Technology Fund
Fred Copper, CFA	Risk Allocation Fund
Richard E. Dahlberg, CFA	Dividend Income Fund
Richard G. D’Auteuil	Small Cap Core Fund
Scott L. Davis	Dividend Income Fund
Peter R. Deininger, CFA, CAIA	Large Cap Growth Fund

Portfolio Manager	Fund(s)
Tim Doubek, CFA	Corporate Income Fund
Chad H. Farrington, CFA	High Yield Municipal Fund
William Finan Paul F. Fuchs, CFA	U.S. Treasury Index Fund Intermediate Municipal Bond Fund
MA Intermediate Municipal Bond Fund NY Intermediate Municipal Bond Fund
Thomas M. Galvin, CFA	AP – Select Large Cap Growth Fund Select Large Cap Growth Fund
Jarl Ginsberg, CFA	AP – Small Cap Equity Fund
Todd D. Herget	AP – Select Large Cap Growth Fund Select Large Cap Growth Fund
Jeffrey M. Hershey, CFA	Small Cap Core Fund
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM, CMA	Emerging Markets Fund Greater China Fund Pacific/Asia Fund
Arthur J. Hurley, CFA	Real Estate Equity Fund
Orhan Imer, PhD, CFA	U.S. Treasury Index Fund
Jeremy H. Javidi, CFA	Small Cap Value Fund I
Josh Kapp, CFA	Energy and Natural Resources Fund
David L. King, CFA	Dividend Income Fund
Jeffrey L. Knight, CFA	Risk Allocation Fund
Brian Lavin, CFA	AP – Core Plus Bond Fund Balanced Fund Corporate Income Fund Intermediate Bond Fund Strategic Income Fund
Gregory S. Liechty	Balanced Fund
Lawrence W. Lin, CFA	Mid Cap Growth Fund Small Cap Growth Fund I
Colin J. Lundgren, CFA	Strategic Income Fund
Brian M. McGreevy	CT Intermediate Municipal Bond Fund Intermediate Municipal Bond Fund MA Intermediate Municipal Bond Fund NY Intermediate Municipal Bond Fund Oregon Intermediate Municipal Bond Fund
Jonathan Mogil, CFA	Energy and Natural Resources Fund
Colin Moore	Energy and Natural Resources Fund
Tom Murphy, CFA	Corporate Income Fund
George J. Myers, CFA	Mid Cap Growth Fund Small Cap Growth Fund I
Rahul Narang	Technology Fund
Brian D. Neigut	Mid Cap Growth Fund Small Cap Growth Fund I
C. Michael Ng, CFA	International Bond Fund
Daisuke Nomoto, CMA (SAAJ)	Pacific/Asia Fund
Zach Pandl	Strategic Income Fund
Carl W. Pappo, CFA	AP – Core Plus Bond Fund Bond Fund Intermediate Bond Fund
Kent M. Peterson, PhD	Risk Allocation Fund
Nicholas Pifer, CFA	International Bond Fund

Portfolio Manager	Fund(s)
Guy W. Pope, CFA	Balanced Fund Contrarian Core Fund Value and Restructuring Fund
Dean A. Ramos	Global Dividend Opportunity Fund
Steven R. Schroll	Global Dividend Opportunity Fund
J. Nicholas Smith, CFA	Value and Restructuring Fund
Christian K. Stadlinger, PhD, CFA	AP – Small Cap Equity Fund
Ronald B. Stahl, CFA	Balanced Fund
Catherine Stienstra	CA Tax-Exempt Fund NY Tax-Exempt Fund
Paul F. Stocking	Global Dividend Opportunity Fund
Paul S. Szczygiel, CFA	Small Cap Core Fund
Gene R. Tannuzzo, CFA	Strategic Income Fund
Beth M. Vanney, CFA	Risk Allocation Fund
Mary K. Werler, CFA	Ultra Short Term Bond Fund
Dara J. White, CFA	Emerging Markets Fund
Todd White	Risk Allocation Fund
John T. Wilson, CFA	Large Cap Growth Fund
Michael Zazzarino	AP – Core Plus Bond Fund Bond Fund Intermediate Bond Fund

Portfolio Manager(s) Information

The following table provides information about each Fund’s portfolio manager(s) as of the end of the Fund’s most recent fiscal year, or as indicated, the most recent practicable date including the number and amount of assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) managed.

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)

For Funds with fiscal year ending March 31
AP – Select Large Cap Growth Fund	Thomas M. Galvin, CFA[1]	3 RICs 3 PIVs 1,509 other accounts	$5.98 billion $111.73 million $899.92 million	None	None	(1)
	Richard A. Carter[1]	3 RICs 3 PIVs 1,509 other accounts	$5.98 billion $111.73 million $899.92 million	None	None	(1)
	Todd D. Herget[1]	3 RICs 3 PIVs 1,509 other accounts	$5.98 billion $111.73 million $899.92 million	None	None	(1)
Pacific/Asia Fund	Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	2 RICs 2 PIVs 5 other accounts	$705.4 million $137.4 million $550,000	None	$10,001- $50,000[b]	(1)
	Daisuke Nomoto CMA (SAAJ)	1 RIC 1 PIV 6 other accounts	$274.3 million $10.4 million $1 million	None	$50,001- $100,000[a] $100,001- $500,000[b]	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
Select Large Cap Growth Fund	Thomas M. Galvin, CFA	2 RICs 3 PIVs 1635 other accounts	$14.24 million $147.40 million $1.72 billion	None	Over $1,000,000[a]	(1)
	Richard A. Carter	2 RICs 3 PIVs 1635 other accounts	$14.24 million $147.40 million $1.72 billion	None	$100,001-$500,000[a] $10,001-$50,000[b]	(1)
	Todd D. Herget	2 RICs 3 PIVs 1635 other accounts	$14.24 million $147.40 million $1.72 billion	None	$100,001- $500,000[a]	(1)

For the Funds with fiscal year ending April 30
Bond Fund	Carl W. Pappo, CFA	5 RICs 3 other accounts	$12.49 billion $856,000	None	None	(1)
	Michael Zazzarino	5 RICs 4 PIVs 7 other accounts	$12.54 billion $409 million $206 million	None	$1-$10,000[a]	(1)
Corporate Income Fund	Tom Murphy, CFA	2 RICs 6 other accounts	$3.9 billion $16.9 million	None	None	(1)
	Tim Doubek, CFA	2 RICs 6 other accounts	$3.9 billion $12.4 million	None	None	(1)
	Brian Lavin, CFA	13 RICs 3 other accounts	$23.1 billion $1.7 million	None	None	(1)
Intermediate Bond Fund	Brian Lavin, CFA	13 RICs 3 other accounts	$21.2 billion $1.7 million	None	None	(1)
	Carl W. Pappo, CFA	5 RICs 3 other accounts	$ 10.89 billion $856,000	None	$50,001-$100,000[b]	(1)
	Michael Zazzarino	5 RICs 4 PIVs 7 other accounts	$10.93 billion $409 million $206 million	None	None	(1)
Small Cap Value Fund I	Jeremy Javidi, CFA	3 RICs 1 PIV 17 other accounts	$500 million $35 million $68 million	None	$100,001- $500,000[a] $50,001- $100,000[b]	(1)
	John S. Barrett, CFA	3 RICs 1 PIV 14 other accounts	$500 million $35 million $68 million	None	$10,001-$50,000[a] $10,001-$50,000[b]	(1)
U.S. Treasury Index Fund	William Finan[2]	5 other accounts	$1 million	None	None	(1)
	Orhan Imer, PhD, CFA[2]	1 RIC 7 other accounts	$6 million $500,000	None	None	(1)

For Funds with fiscal year ending May 31
Dividend Income Fund	Michael S. Barclay, CFA	1 RIC 1 PIV 62 other accounts	$55.58 million $290.38 million $1.07 billion	None	$10,001-$50,000[b]	(1)
	Richard E. Dahlberg, CFA	1 RIC 1 PIV 69 other accounts	$55.58 million $290.38 million $1.08 billion	None	None	(1)
	Scott L. Davis	1 RIC 1 PIV 69 other accounts	$55.58 million $290.38 million $1.07 billion	None	$100,001-$500,000[a] $100,001-$500,000[b]	(1)
	David L. King, CFA	6 RICs 16 other accounts	$1.19 billion $22.2 million	None	Over $1,000,000[a]	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
High Yield Municipal Fund	Chad H. Farrington, CFA	7 other accounts	$486,000	None	$50,001-$100,000[a] $50,001-$100,000[b]	(1)
Risk Allocation Fund	Jeffrey L. Knight[4]	0 RICs 3 other accounts	$0 $1.38 million	None	None	(1)
	Todd White**	13 RICs 12 other accounts	$1.92 billion $942.85 million	None	None	(1)
	Anwiti Bahuguna, PhD**	20 RICs 29 PIVs 17 other accounts[1]	$7.25 billion $4.73 billion $223 million	None	None	(1)
	Fred Copper, CFA**	7 RICs 2 PIVs 8 other accounts	$1.7 billion $344.3 million $41.7 million	None	None	(1)
	Kent M. Peterson, PhD**	11 RICs	$538 million	None	None	(1)
	Beth M. Vanney, CFA**	9 RICs 5 other accounts[3]	$6.02 billion $382,151	1 other account ($183,073)	None	(1)

For Funds with fiscal year ending July 31
Large Cap Growth Fund	Peter R. Deininger	1 RIC 1 PIV 7 other accounts	$260 million $205 million $290 million	None	$50,001 - $100,000[b]	(1)
	John T. Wilson, CFA	1 RIC 1 PIV 12 other accounts	$260 million $250 million $300 million	None	$500,001 - $1,000,000[a]	(1)
Oregon Intermediate Municipal Bond Fund	Brian M. McGreevy	13 RICs 6 other accounts	$7.70 billion $429 million	None	None	(1)
Tax-Exempt Fund	Kimberly A. Campbell	5 RICs 19 other accounts	$762 million $1.2 billion	None	$50,001- 100,000[a]	(1)
Ultra Short Term Bond Fund	Leonard A. Aplet, CFA	3 RICs 10 PIVs 66 other accounts	$3.54 billion $2.58 billion $7.68 billion	None	None	(1)
	Mary K. Werler, CFA	4 other accounts	$205 million	None	None	(1)

For Funds with fiscal year ending August 31
AP – Core Plus Bond Fund	Carl W. Pappo, CFA	4 RICs 3 other accounts	$11.59 billion $856,000	None	None	(1)
	Brian Lavin, CFA	14 RICs 4 other accounts	$24.09 billion $1.71 million	None	None	(1)
	Michael Zazzarino	4 RICs 2 PIVs 5 other accounts	$11.59 billion $312.0 million $139.0 million	None	None	(1)
AP – Small Cap Equity Fund	Jarl Ginsberg, CFA	3 RICs 17 other accounts	$1.7 billion $30.0 million	None	None	(1)
	Christian K. Stadlinger, PhD, CFA	3 RICs 22 other accounts	$1.7 billion $30.0 million	None	None	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
Balanced Fund	Leonard A. Aplet, CFA	2 RICs 10 PIVs 66 other accounts	$3.02 billion $2.59 billion $7.87 billion	None	$10,001-$50,000[a] $1-$10,000[b]	(1)
	Brian Lavin, CFA	14 RICs 4 other accounts	$24.49 billion $1.71 million	None	None	(1)
	Gregory S. Liechty	2 RICs 10 PIVs 58 other accounts	$3.02 billion $2.59 billion $7.87 billion	None	$1-$10,000[b]	(1)
	Guy W. Pope, CFA	8 RICs 2 PIVs 330 other accounts	$6.13 billion $33 million $182 million	None	$100,001-$500,000[a]	(1)
	Ronald B. Stahl	2 RICs 10 PIVs 55 other accounts	$3.02 billion $2.59 billion $7.86 billion	None	$50,001-$100,000[a] $1-$10,000[b]	(1)
Contrarian Core Fund	Guy W. Pope, CFA	8 RICs 2 PIVs 330 other accounts	$4.83 billion $33 million $182 million	None	$500,001-$1,000,000[a] $100,001-$500,000[b]	(1)
Emerging Markets Fund	Robert B. Cameron	1 RIC 1 PIV 4 other accounts	$914.5 million $170 million $1.3 million	None	$50,001-$100,000[a]	(1)
	Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM, CMA	3 RICs 1 PIV 7 other accounts	$1.39 billion $170 million $600,000	None	$10,001-$50,000[b]	(1)
	Dara J. White, CFA	3 RICs 1 PIV 9 other accounts	$1.13 billion $170 million $760,000	None	$50,001-$100,000[a] $50,001-$100,000[b]	(1)
Energy and Natural Resources Fund	Josh Kapp	1 RIC 4 other accounts	$23.91 million $440,000	None	None	(1)
	Jonathan Mogil, CFA	10 other accounts	$1.25 million	None	None	(1)
	Colin Moore	17 RICs 29 PIVs 21 other accounts	$8.46 billion $4.73 billion $239 million	None	None	(1)
Global Dividend Opportunity Fund	Steven R. Schroll	13 RICs 14 other accounts	$15.49 billion $154.83 million	None	None	(1)
	Paul F. Stocking	13 RICs 23 other accounts	$15.49 billion $924.09 million	None	None	(1)
	Dean A. Ramos	0 RICs 10 other accounts	$0 $1.78 million	None	None	(1)
Greater China Fund	Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM, CMA	3 RICs 1 PIV 7 other accounts	$1.65 billion $170 million $600,000	None	$10,001-$50,000[b]	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
Mid Cap Growth Fund	Wayne M. Collette, CFA	10 RICs 4 PIVs 276 other accounts	$3.08 billion $191.34 million $393.41 million	None	None	(1)
	Lawrence W. Lin, CFA	9 RICs 4 PIVs 278 other accounts	$2.94 billion $191.34 million $393.02 million	None	$1-$10,000[a]	(1)
	George J. Myers, CFA	9 RICs 4 PIVs 275 other accounts	$2.94 billion $191.34 million $393.31 million	None	$10,001-$50,000[a] $50,001-$100,000[b]	(1)
	Brian D. Neigut	9 RICs 4 PIVs 276 other accounts	$2.94 billion $191.34 million $392.27 million	None	$10,001-$50,000[a]	(1)
Small Cap Core Fund	Richard D’Auteuil	1 PIV 71 other accounts	$149.77 million $874.17 million	None	$100,001-$500,000[a] $100,001-$500,000[b]	(1)
	Jeffrey Hershey, CFA	1 PIV 68 other accounts	$149.77 million $869.72 million	None	$10,001-$50,000[b]	(1)
	Paul S. Szczygiel, CFA	1 PIV 70 other accounts	$149.77 million $879.81 million	None	$10,001-$50,000[a] $10,001-$50,000[b]	(1)
Small Cap Growth Fund I	Wayne M. Collette, CFA	10 RICs 4 PIVs 276 other accounts	$4.10 billion $191.34 million $393.41 million	None	$10,001-$50,000[a]	(1)
	Lawrence W. Lin, CFA	9 RICs 4 PIVs 278 other accounts	$3.96 billion $191.34 million $393.02 million	None	$10,001-$50,000[a]	(1)
	George J. Myers, CFA	9 RICs 4 PIVs 275 other accounts	$3.96 billion $191.34 million $393.31 million	None	$10,001-$50,000[a] $50,001-$100,000[b]	(1)
	Brian D. Neigut	9 RICs 4 PIVs 276 other accounts	$3.96 billion $191.34 million $392.27 million	None	$10,001-$50,000[a]	(1)
Technology Fund	Wayne M. Collette, CFA	10 RICs 4 PIVs 276 other accounts	$5.26 billion $191.34 million $393.41 million	None	$10,001-$50,000[a]	(1)
	Rahul Narang	5 other accounts	$725,000	None	None	(1)
Value and Restructuring Fund	Guy W. Pope, CFA	8 RICs 2 PIVs 330 other accounts	$4.11 billion $33 million $182 million	None	$1-$10,000[a] $15,001-$100,000[b]	(1)
	J. Nicholas Smith, CFA	671 other accounts	$358.26 million	None	$100,001-$500,000[a]	(1)

For Funds with fiscal year ending October 31[3]
		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)	Ownership of Fund Shares	Structure of Compensation (described in next sub- section)
Columbia California Tax-Exempt Fund	Catherine Stienstra	6 RICs 1 PIV 6 other accounts	$3.67 billion $84.06 million $1.10 billion	None	None	(1)
Columbia Connecticut Intermediate Municipal Bond Fund	Brian McGreevy	11 RICs 8 other accounts	$5.29 billion $448.07 million	None	None	(1)
Columbia Intermediate Municipal Bond Fund	Paul F. Fuchs Brian McGreevy	4 RICs 6 PIVs 4 other accounts 11 RICs 8 other accounts	$1.02 billion $1.09 billion $354,000 $2.74 billion $448.07 million	None None	None $10,001-$50,000(b)	(1)
Columbia International Bond Fund	C. Michael Ng Nicholas Pifer	5 other accounts 6 RICs 10 other accounts	$11.90 million $3.21 billion $423.40 million	None None	None None	(1)
Columbia Massachusetts Intermediate Municipal Bond Fund	Paul F. Fuchs Brian McGreevy	4 RICs 6 PIVs 4 other accounts 11 RICs 8 other accounts	$3.40 billion $1.09 billion $354,000 $5.12 billion $448.07 million	None None	None $100,001-$500,000(a)	(1)
Columbia New York Intermediate Municipal Bond Fund	Paul F. Fuchs Brian McGreevy	4 RICs 6 PIVs 4 other accounts 11 RICs 8 other accounts	$3.44 billion $1.09 billion $354,000 $5.16 billion $448.07 million	None None	None None	(1)
Columbia New York Tax-Exempt Fund	Catherine Stienstra	6 RICs 1 PIV 6 other accounts	$4.03 billion $84.06 million $1.10 billion	None	None	(1)
Columbia Strategic Income Fund	Brian Lavin Colin Lundgren Zach Pandl Gene Tannuzzo	14 RICs 2 other accounts 7 RICs 3 other accounts 0 RICs 4 other accounts[4] 8 RICs 10 other accounts	$23.06 billion $1.73 million $49.43 billion $976.61 million $0 $32,600 $50.29 billion $1.13 billion	None None None None	None $100,001-$500,000(b) None $50,001-$100,000(a) $50,001-$100,000(b)	(1) (1)
For the Fund with fiscal year ending December 31
Real Estate Equity Fund	Arthur J. Hurley, CFA	9 other accounts	$1.13 million	None	$1-$10,000[a]	(1)

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Account information provided as of April 30, 2012.
[a]	Excludes any notional investments.
[b]	Notional investments through a deferred compensation account.
[1]	Account information provided as of January 31, 2012.
[2]	Account information provided as of March 31, 2012.
[3]	Account information provided as of October 31, 2012.
[4]	Account information provided as of December 31, 2012.

Structure of Compensation

Direct compensation is typically comprised of a base salary, and an annual incentive award that is paid either in the form of a cash bonus if the size of the award is under a specified threshold, or, if the size of the award is over a specified threshold, the award is paid in a combination of a cash bonus, an equity incentive award, and deferred compensation. Equity incentive awards are made in the form of Ameriprise Financial restricted stock, or for more senior employees both Ameriprise Financial restricted stock and stock options. The investment return credited on deferred compensation is based on the performance of specified Columbia Funds, in most cases including the mutual funds the portfolio manager manages.

Base salary is typically determined based on market data relevant to the employee’s position, as well as other factors including internal equity. Base salaries are reviewed annually, and increases are typically given as promotional increases, internal equity adjustments, or market adjustments.

Annual incentive awards are variable and are based on (1) an evaluation of the employee’s investment performance and (2) the results of a peer and/or management review of the employee, which takes into account skills and attributes such as team participation, investment process, communication, and professionalism. Scorecards are used to measure performance of mutual funds and other accounts managed by the employee versus benchmarks and peer groups. Performance versus benchmark and peer group is generally weighted for the rolling one, three, and five year periods. One year performance is weighted 10%, three year performance is weighted 60%, and five year performance is weighted 30%. Relative asset size is a key determinant for fund weighting on a scorecard. Typically, weighting would be proportional to actual assets. Consideration may also be given to performance in managing client assets in sectors and industries assigned to the employee as part of his/her investment team responsibilities, where applicable. For leaders who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Equity incentive awards are designed to align participants’ interests with those of the shareholders of Ameriprise Financial. Equity incentive awards vest over multiple years, so they help retain employees.

Deferred compensation awards are designed to align participants’ interests with the investors in the mutual funds and other accounts they manage. The value of the deferral account is based on the performance of Columbia Funds. Employees have the option of selecting from various Columbia Funds for their mutual fund deferral account; however, portfolio managers must allocate a minimum of 25% of their incentive awarded through the deferral program to the Columbia Fund(s) they manage. Mutual fund deferrals vest over multiple years, so they help retain employees.

Exceptions to this general approach to bonuses exist for certain teams and individuals. The compensation of specified portfolio managers consists of (i) a base salary, (ii) an annual cash bonus, and (iii) long-term incentive awards in the form of Ameriprise Financial stock options and restricted stock. The annual cash bonus is based on management’s assessment of the employee’s performance relative to individual and business unit goals and objectives which, for Colin Moore, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for Kent Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for Columbia Funds. In addition, subject to certain vesting requirements, the compensation of Mr. Moore includes a long-term incentive awards paid in cash that are based on the performance of Ameriprise Financial over rolling three-year periods.

Funding for the bonus pool is determined by management and depends on, among other factors, the levels of compensation generally in the investment management industry taking into account investment performance (based on market compensation data) and both Ameriprise Financial and Columbia Management profitability for the year, which is largely determined by assets under management.

For all employees the benefit programs generally are the same, and are competitive within the Financial Services Industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

Performance Benchmarks

Portfolio Manager	Fund(s)	Benchmark(s)	Peer Group
Leonard A. Aplet, CFA	Balanced Fund	S&P 500® Index; Barclays Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

Portfolio Manager	Fund(s)	Benchmark(s)	Peer Group
	Ultra Short Term Bond Fund	Barclays U.S. Short-Term Government/Corporate Index	Lipper Ultra-Short Obligations Funds Classification

Anwiti Bahuguna, PhD	Risk Allocation Fund	Citigroup 3-month U.S. Treasury Bill Index; Blended Benchmark[1]	Lipper Global Flexible Portfolios

Michael S. Barclay, CFA	Dividend Income Fund	Russell 1000 Index	Lipper Equity Income Funds Classification

John S. Barrett, CFA	Small Cap Value Fund I	Russell 2000 Value Index	Lipper Small-Cap Value Funds Classification

Robert B. Cameron	Emerging Markets Fund	MSCI Emerging Markets Index (Net); MSCI EAFE Index (Net)	Lipper Emerging Markets Funds Classification

Kimberly A. Campbell	Tax-Exempt Fund	Barclays Municipal Bond Index	Lipper General and Insured Municipal Debt Funds Classification

Richard A. Carter	AP – Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Wayne M. Collette, CFA	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Growth Index; Russell 2000 Index	Lipper Small-Cap Growth Funds Classification

	Technology Fund	BofA Merrill Lynch 100 Technology Index	Lipper Science and Technology Funds Classification

Fred Copper, CFA	Risk Allocation Fund	Citigroup 3-month U.S. Treasury Bill Index; Blended Benchmark[1]	Lipper Global Flexible Portfolios

Richard E. Dahlberg, CFA	Dividend Income Fund	Russell 1000 Index	Lipper Equity Income Funds Classification

Richard D’Auteuil	Small Cap Core Fund	Russell 2000 Index; S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Classification

Scott L. Davis	Dividend Income Fund	Russell 1000 Index	Lipper Equity Income Funds Classification

Peter R. Deininger, CFA, CAIA	Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Portfolio Manager	Fund(s)	Benchmark(s)	Peer Group
Tim Doubek, CFA	Corporate Income Fund	Barclays U.S. Corporate Index; Blended Benchmark[2]	Lipper Corporate Debt Funds BBB-Rated Classification

Chad H. Farrington, CFA	High Yield Municipal Fund	Barclays High Yield Municipal Bond Index; Blended Benchmark[4]	Lipper High Yield Municipal Debt Funds Classification

William Finan	U.S. Treasury Index Fund	Citigroup Bond U.S. Treasury Index	Lipper General U.S. Treasury Funds Classification

Paul F. Fuchs, CFA	Intermediate Municipal Bond Fund	Barclays 3-15 Year Blend Municipal Bond Index	Lipper Intermediate Municipal Debt Funds Classification

	MA Intermediate Municipal Bond Fund	Barclays 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

	NY Intermediate Municipal Bond Fund	Barclays 3-15 Year Blend Municipal Bond Index; Barclays New York 3-15 Year Blend Municipal Bond Index	Lipper New York Intermediate Municipal Debt Funds Classification

Thomas M. Galvin, CFA	AP – Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Jarl Ginsberg, CFA	AP – Small Cap Equity Fund	Russell 2000 Index	Lipper Small-Cap Core Funds Classification

Todd D. Herget	AP – Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Jeffrey M. Hershey, CFA	Small Cap Core Fund	Russell 2000 Index; S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Classification

Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	Emerging Markets Fund	MSCI Emerging Markets Index (Net); MSCI EAFE Index (Net)	Lipper Emerging Markets Funds Classification

	Greater China Fund	MSCI China (Net); Hang Seng Index	Lipper China Region Funds Classification

	Pacific/Asia Fund	MSCI AC Asia Pacific Index (Net); MSCI EAFE Index (Net)	Lipper Pacific Region Funds Classification

Portfolio Manager	Fund(s)	Benchmark(s)	Peer Group
Arthur J. Hurley, CFA	Real Estate Equity Fund	FTSE NAREIT Equity REITs Index	Lipper Real Estate Funds Classification

Orhan Imer, PhD, CFA	U.S. Treasury Index Fund	Citigroup Bond U.S. Treasury Index	Lipper General U.S. Treasury Funds Classification

Jeremy H. Javidi, CFA	Small Cap Value Fund I	Russell 2000 Value Index	Lipper Small-Cap Value Funds Classification

Josh Kapp, CFA	Energy and Natural Resources Fund	S&P North American Natural Resources Sector Index	Lipper Natural Resources Funds Classification

David L. King, CFA	Dividend Income Fund	Russell 1000 Index	Lipper Equity Income Funds Classification

Jeffrey L. Knight	Risk Allocation Fund	Citigroup 3-month U.S. Treasury Bill Index; Blended Benchmark[1]	Lipper Global Flexible Portfolios

Brian Lavin, CFA	Balanced Fund	S&P 500® Index; Barclays Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

	Corporate Income Fund	Barclays U.S. Corporate Index; Blended Benchmark[2]	Lipper Corporate Debt Funds BBB- Rated Classification

	AP – Core Plus Bond Fund	Barclays Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

	Intermediate Bond Fund	Barclays Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

	Strategic Income Fund	Barclays Government/Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

Gregory S. Liechty	Balanced Fund	S&P 500® Index; Barclays Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

Lawrence W. Lin, CFA	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Growth Index; Russell 2000 Index	Lipper Small-Cap Growth Funds Classification

Colin J. Lundgren, CFA	Strategic Income Fund	Barclays Government/Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

Portfolio Manager	Fund(s)	Benchmark(s)	Peer Group
Brian M. McGreevy	CT Intermediate Municipal Bond Fund	Barclays 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

	Intermediate Municipal Bond Fund	Barclays 3-15 Year Blend Municipal Bond Index	Lipper Intermediate Municipal Debt Funds Classification

	MA Intermediate Municipal Bond Fund	Barclays 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

	Oregon Intermediate Municipal Bond Fund	Barclays 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

	NY Intermediate Municipal Bond Fund	Barclays 3-15 Year Blend Municipal Bond Index; Barclays New York 3-15 Year Blend Municipal Bond Index	Lipper New York Intermediate Municipal Debt Funds Classification

Jonathan Mogil, CFA	Energy and Natural Resources Fund	S&P North American Natural Resources Sector Index	Lipper Natural Resources Funds Classification

Colin Moore	Energy and Natural Resources Fund	S&P North American Natural Resources Sector Index	Lipper Natural Resources Funds Classification

Tom Murphy, CFA	Corporate Income Fund	Barclays U.S. Corporate Index; Blended Benchmark[2]	Lipper Corporate Debt Funds BBB-Rated Classification

George J. Myers, CFA	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Growth Index; Russell 2000 Index	Lipper Small-Cap Growth Funds Classification

Rahul Narang	Technology Fund	BofA Merrill Lynch 100 Technology Index	Lipper Science and Technology Funds Classification

Brian D. Neigut	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Growth Index; Russell 2000 Index	Lipper Small-Cap Growth Funds Classification

Portfolio Manager	Fund(s)	Benchmark(s)	Peer Group
C. Michael Ng, CFA	International Bond Fund	Citigroup Non-U.S. Dollar World Government Bond Index; Blended Benchmark[5]	Lipper International Income Funds Classification

Daisuke Nomoto, CMA (SAAJ)	Pacific/Asia Fund	MSCI AC Asia Pacific Index (Net); MSCI EAFE Index (Net)	Lipper Pacific Region Funds Classification

Zach Pandl	Strategic Income Fund	Barclays Government/ Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

Carl W. Pappo, CFA	Bond Fund	Barclays Aggregate Bond Index	Lipper Corporate Debt Funds A Rated Classification

	AP – Core Plus Bond Fund	Barclays Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

	Intermediate Bond Fund	Barclays Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

Kent M. Peterson, PhD	Risk Allocation Fund	Citigroup 3-month U.S. Treasury Bill Index; Blended Benchmark[1]	Lipper Global Flexible Portfolios

Nicholas Pifer, CFA	International Bond Fund	Citigroup Non-U.S. Dollar World Government Bond Index; Blended Benchmark[5]	Lipper International Income Funds Classification

Guy W. Pope, CFA	Balanced Fund	S&P 500® Index; Barclays Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

	Contrarian Core Fund	Russell 1000 Index	Lipper Large-Cap Core Funds Classification

	Value and Restructuring Fund	Russell 1000 Value Index; S&P 500® Index	Lipper Multi-Cap Core Funds Classification

Dean A. Ramos	Global Dividend Opportunity Fund	MSCI All Country World Index (Net); Russell 1000 Index	Lipper Global Equity Income Funds Classification

Steve R. Schroll	Global Dividend Opportunity Fund	MSCI All Country World Index (Net); Russell 1000 Index	Lipper Global Equity Income Funds Classification

J. Nicholas Smith, CFA	Value and Restructuring Fund	Russell 1000 Value Index; S&P 500® Index	Lipper Multi-Cap Core Funds Classification

Christian K. Stadlinger, PhD, CFA	AP – Small Cap Equity Fund	Russell 2000 Index	Lipper Small-Cap Core Funds Classification

Portfolio Manager	Fund(s)	Benchmark(s)	Peer Group
Ronald B. Stahl, CFA	Balanced Fund	S&P 500® Index; Barclays Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

Catherine Stienstra	CA Tax-Exempt Fund	Barclays California Municipal Bond Index; Barclays Municipal Bond Index	Lipper California Municipal Debt Funds Classification

	NY Tax-Exempt Fund	Barclays Municipal Bond Index; Barclays New York Municipal Bond Index	Lipper New York Municipal Debt Funds Classification

Paul F. Stocking	Global Dividend Opportunity Fund	MSCI All Country World Index (Net); Russell 1000 Index	Lipper Global Equity Income Funds Classification

Paul S. Szczygiel, CFA	Small Cap Core Fund	Russell 2000 Index; S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Classification

Gene R. Tannuzzo, CFA	Strategic Income Fund	Barclays Government/Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

Beth M. Vanney, CFA	Risk Allocation Fund	Citigroup 3-month U.S. Treasury Bill Index; Blended Benchmark[1]	Lipper Global Flexible Portfolios

Mary K. Werler, CFA	Ultra Short Term Bond Fund	Barclays U.S. Short-Term Government/Corporate Index	Lipper Ultra-Short Obligations Funds Classification

Dara J. White, CFA	Emerging Markets Fund	MSCI Emerging Markets Index (Net); MSCI EAFE Index (Net)	Lipper Emerging Markets Funds Classification

Todd White	Risk Allocation Fund	Citigroup 3-month U.S. Treasury Bill Index; Blended Benchmark[1]	Lipper Global Flexible Portfolios

John T. Wilson, CFA	Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Michael Zazzarino	Bond Fund	Barclays Aggregate Bond Index	Lipper Corporate Debt Funds A Rated Classification

	AP – Core Plus Bond Fund	Barclays Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

	Intermediate Bond Fund	Barclays Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

[1]	A custom composite, established by the Investment Manager, consisting of a 60% weighting of the S&P 500® Index and a 40% weighting of the Barclays Aggregate Bond Index.
[2]	A weighted custom composite of the Barclays U.S. Corporate Index (85%) and BofA Merrill Lynch US High Yield Cash Pay Constrained Index (15%) established by the Investment Manager.
[3]

A custom composite, established by the Investment Manager, consisting of a 35% weighting of the Barclays U.S. Aggregate Bond Index, a 35% weighting of the BofA Merrill Lynch US High Yield Cash Pay Constrained Index, a 15% weighting to Citigroup Non-USD World Government Bond Index and a 15% weighting in the JPMorgan Emerging Markets Bond Index – Global.

[4]	A custom composite, established by the Investment Manager, consisting of a 60% weighting of the Barclays High Yield Municipal Bond Index and a 40% weighting of the Barclays Municipal Bond Index.
[5]

A custom composite established by the Investment Manager, consisting of 60% weighting in the Citigroup World Government Bond Index, a 20% weighting in the Citigroup Japan Government Bond Index and a 20% weighting in the JP Morgan Government Bond Index – Emerging Markets Global Diversified Composite. Both the Citigroup Non-U.S. Dollar World Government Bond Index and the components of the Blended Benchmark are “unhedged” against non-U.S. dollar denominated currency fluctuation.

The Investment Manager’s Portfolio Managers and Potential Conflicts of Interest

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Investment Manager and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Investment Manager’s Code of Ethics and certain limited exceptions, the Investment Manager’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker-dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker-dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Investment Manager’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Investment Manager and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Investment Manager are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and other accounts. Many of the potential conflicts of interest to which the Investment Manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Investment Manager and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Investment Manager and its affiliates.

Manager of Managers Exemption

The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits a Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Subadvisers and Investment Subadvisory Services

Investment Sub-Advisory Agreements

The assets of certain Funds are managed by subadvisers that have been selected by the Investment Manager, subject to the review and approval of the Board. The Investment Manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable Fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the Investment Manager does not expect to make frequent changes of subadvisers.

The Investment Manager allocates the assets of a Fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund’s investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the Fund are limited to asset management and related recordkeeping services.

The Investment Manager has entered into an Investment Sub-Advisory Agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the Fund’s portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the Investment Manager or its affiliates.

Each Investment Sub-Advisory Agreement generally provides that in the absence of willful misconduct, bad faith, gross negligence or reckless disregard of its obligations or duties thereunder, by the subadviser or any of its respective officers, directors, employees or agents, the subadviser shall not be subject to liability to the Trust or the Investment Manager for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to each applicable Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to the Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Investment Manager on 60 days’ written notice.

DGHM has entered into a Delegation Agreement with REMS to provide investment advisory services relating to investments in REITs for the portion of AP – Small Cap Equity Fund managed by DGHM. DGHM is responsible for payments to REMS. The Delegation Agreement provides that it will remain in effect for so long as the Investment Sub-Advisory Agreement between the Investment Manager and DGHM remains in effect; provided that it will terminate automatically in the event of its assignment, and is terminable with respect to the Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) on 60 days’ written notice.

The information below regarding each subadviser has been provided by the respective subadviser.

Subadvisory Agreement Fee Schedules

The tables below describe the subadvisory fee schedules and subadvisory fees paid.

Fee Schedules

Fund	Subadviser	Fee Schedule
AP – Alternative Strategies Fund	AQR	0.65% on the first $500 million declining to 0.50% as assets increase[1]
	Eaton Vance	0.60% on all assets
	Wasatch	0.70% on the first $100 million declining to 0.60% as assets increase
	Water Island	0.70% on the first $50 million declining to 0.60% as assets increase
AP – Core Plus Bond Fund	Federated	0.15% on the first $100 million declining to 0.08% as assets increase
	TCW	0.18% on the first $500 million declining to 0.05% as assets increase
AP – Small Cap Equity Fund	Conestoga	0.48% on all assets
	DGHM	0.65% of the first $50 million declining to 0.35% as assets increase
	EAM	0.50% of the first $100 million declining to 0.40% as assets increase

[1]	The fee is calculated based on the combined net assets of Columbia Funds subject to the subadviser’s investment management.

Fund	Subadviser	Subadvisory Fees Paid Fiscal Period Ended August 31, 2012[1]
AP – Alternative Strategies Fund	AQR	$255,985
	Eaton Vance	$221,078
	Wasatch	$312,721
	Water Island	$212,015
AP – Core Plus Bond Fund	Federated	$549,731
	TCW	$539,286
AP – Small Cap Equity Fund	Conestoga	—	[2]
	DGHM	$121,072
	EAM	$159,349
	RS Investment Management Co., LLC	$169,473

[1]

AP – Core Plus Bond Fund and AP – Small Cap Equity Fund commenced operations on April 20, 2012 and AP – Alternative Strategies Fund commenced operations on April 23, 2012. Fees shown are from the Fund’s commencement of operations to August 31, 2012.

[2]	Conestoga began managing a sleeve of the Fund on October 1, 2012.

AQR

AQR manages a sleeve of AP – Alternative Strategies Fund. AQR is a Delaware limited liability company formed in 1998 and is located at Two Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830. AQR is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interest of AQR. AQR Holdings is a subsidiary of AQR Capital Management Group, L.P. (“AQR LP”) which has no activities other than holding the interests of AQR Holdings. Clifford S. Asness, Ph.D. may be deemed to control AQR indirectly through his significant ownership in AQR LP. Affiliated Managers Group, Inc., a publicly traded holding company, holds a minority interest in AQR Holdings.

AQR Portfolio Managers. As described in the Management of the Fund – Primary Service Providers section of the Fund’s prospectus, the portfolio manager(s) who are primarily responsible for making the day-to-day investment decisions for the portion of the Fund allocated to AQR are:

Portfolio Manager	Fund
Clifford S. Asness, Ph.D.	AP – Alternative Strategies Fund
Brian K. Hurst	AP – Alternative Strategies Fund
John M. Liew, Ph.D.	AP – Alternative Strategies Fund
Yao Hua Ooi	AP – Alternative Strategies Fund

Other Accounts Managed. The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the AQR portfolio managers managed, as of August 31, 2012:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
AP – Alternative Strategies Fund	Clifford S. Asness, Ph.D.	25 RICs 57 PIVs 53 other accounts	$7.212 billion $10.90 billion $12.85 billion	25 PIVs ($5.100 billion) 4 other accounts ($933.0 million)	None
	Brian K. Hurst	8 RICs 40 PIVs 24 other accounts	$9.024 billion $17.40 billion $6.535 billion	12 PIVs ($3.440 billion) 2 other accounts ($728.0 million)	None
	John M. Liew, Ph.D.	12 RICs 38 PIVs 25 other accounts	$6.135 billion $7.734 billion $6.640 billion	18 PIVs ($4.487 billion) 2 other accounts ($728.0 million)	None
	Yao Hua Ooi	8 RICs 22 PIVs 1 other accounts	$9.024 billion $11.67 billion $62.0 million	3 PIVs ($421.0 million)	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

Portfolio Manager Compensation. The compensation for each of the portfolio managers who is a principal of AQR is in the form of distributions based on the revenues generated by AQR. Distributions to each portfolio manager are based on cumulative research, leadership and other contributions to AQR. Revenue distributions are also a function of assets under management and performance of accounts managed by AQR. There is no direct linkage between performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues.
AQR Portfolio Manager Conflicts of Interest. Each of the portfolio managers is also responsible for managing other accounts in addition to the Fund, including other accounts of AQR or its affiliates, such as separately managed accounts for foundations, endowments, pension plans, and high net-worth families.

Other accounts may also include accounts managed by the portfolio managers in a personal or other capacity, and may include registered investment companies and unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”). Management of other accounts in addition to the Fund can present certain conflicts of interest.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with similar investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by AQR, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, AQR or portfolio manager may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances when the Fund will not participate in a transaction that is allocated among other accounts or that may not be allocated the full amount of the securities sought to be traded. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of AQR that the overall benefits outweigh any disadvantages that may arise from this practice. Subject to applicable laws and/or account restrictions, AQR may buy, sell or hold securities for other accounts while entering into a different or opposite investment decision for the Fund.

AQR and the portfolio managers may also face a conflict of interest where some accounts pay higher fees to AQR than others, such as by means of performance fees.

AQR has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) to seek to address potential conflicts that may arise in connection with the management of the Funds, separately managed accounts and other accounts.

Conestoga

As of October 1, 2012, Conestoga manages a sleeve of AP – Small Cap Equity Fund. Conestoga is Delaware limited liability company located at 259 N. Radnor-Chester Road, Radnor Court Suite 120, Radnor, PA 19087. Conestoga is an employee-owned independent registered investment adviser. Conestoga was organized in 2001 and provides investment management services to institutional and individual clients.

Conestoga Portfolio Managers. As described in the Management of the Fund – Primary Service Providers section of the Fund’s prospectus, the portfolio manager(s) who are primarily responsible for making the day-to-day investment decisions for the portion of the Fund allocated to Conestoga are:

Portfolio Manager	Fund
William C. Martindale, Jr.	AP – Small Cap Equity Fund
Robert M. Mitchell	AP – Small Cap Equity Fund

Other Accounts Managed. The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the Conestoga portfolio managers managed, as of August 31, 2012:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
AP – Small Cap Equity Fund	William C. Martindale, Jr.	3 RICs 1 PIV 147 other accounts	$327.5 million $31.80 million $433.2 million	None	None

	Robert M. Mitchell	3 RICs 1 PIV 61 other accounts	$327.5 million $31.80 million $37.80 million	None	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

Portfolio Manager Compensation. Each of the Fund’s portfolio managers is a partner of Conestoga. As such, each portfolio manager receives a share of Conestoga’s annual profits, as specified in the manager’s partnership agreement with Conestoga, from Conestoga’s management of the Fund and all other accounts.

Conestoga Portfolio Manager Conflicts of Interest. Like other investment professionals with multiples clients, portfolio managers may face certain potential conflicts of interest in connection with managing both the portion of the Fund’s assets allocated to Conestoga (Conestoga’s Sleeve) and other accounts at the same time. Conestoga has adopted compliance policies and procedures that attempt to address certain of the potential conflicts that Conestoga’s portfolio managers face in this regard. Certain of those conflicts of interest are summarized below.

The management of accounts with different advisory or sub-advisory fee rates and/or fee and expense structures may raise certain potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee, or higher profit margin accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker-dealers that are used to execute securities transactions for a fund. A portfolio manager’s decision as to the selection of broker-dealers could produce disproportionate costs and benefits among Conestoga’s Sleeve and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for the Conestoga’s Sleeve and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of Conestoga’s Sleeve as well as other accounts, the Conestoga’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to Conestoga’s Sleeve or the Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by Conestoga’s Sleeve to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Investment Manager has adopted compliance procedures that provide that any transactions between the Fund and another account managed by Conestoga are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of Conestoga’s Sleeve and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for Conestoga’s Sleeve that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for Conestoga’s Sleeve, even though it could have been bought or sold for Conestoga’s Sleeve at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security. There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Fund.

The portfolio manager(s) also may have other potential conflicts of interest in managing Conestoga’s Sleeve, and the description above is not a complete description of every conflict that could exist in managing Conestoga’s Sleeve and other accounts. Many of the potential conflicts of interest to which the Conestoga’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Investment Manager or other subadvisers of the Fund.

DGHM

DGHM manages a sleeve of AP – Small Cap Equity Fund. DGHM is a Delaware limited liability company located at 565 Fifth Avenue, Suite 2101, New York, New York 10017. DGHM is 80% owned by Boston Private Financial Holdings, Inc., which is organized as a bank holding company focusing on wealth management through private banking and investment services. The remaining 20% interest in DGHM is employee owned.

REMS provides advisory services with respect to investments that the portion of the AP – Small Cap Equity Fund managed by DGHM may make in REITs. REMS is located at 1100 Fifth Avenue South, Suite 305, Naples, Florida 34102. The principal owners of REMS are Edward W. Turville, John E. Webster, John S. Whitaker, Michael H. Shelly and Beach Investment Management, LLC.

DGHM Portfolio Managers. As described in the Management of the Fund – Primary Service Providers section of the Fund’s prospectus, the portfolio manager(s) who are primarily responsible for making the day-to-day investment decisions for the portion of the Fund allocated to DGHM are:

Portfolio Manager	Fund
Jeffrey C. Baker, CFA	AP – Small Cap Equity Fund
Bruce H. Geller, CFA	AP – Small Cap Equity Fund
Peter A. Gulli, CFA	AP – Small Cap Equity Fund
Edward W. Turville, CFA (with REMS)	AP – Small Cap Equity Fund

Other Accounts Managed. The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the DGHM portfolio managers managed, as of August 31, 2012:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
AP – Small Cap Equity Fund	Jeffrey C. Baker, CFA	2 RICs 7 PIVs 85 other accounts	$104 million $149 million $1.073 billion	5 PIVs ($36 million) 4 other accounts ($176 million)	None
	Bruce H. Geller, CFA	2 RICs 7 PIVs 85 other accounts	$104 million $149 million $1.073 billion	5 PIVs ($36 million) 4 other accounts ($176 million)	None
	Peter A. Gulli	2 RICs 7 PIVs 85 other accounts	$104 million $149 million $1.073 billion	5 PIVs ($36 million) 4 other accounts ($176 million)	None
	Edward W. Turville, CFA (with REMS)	2 RICs 7 PIVs 84 other accounts	$3 million $6 million $87 million	5 PIVs ($1 million) 4 other accounts ($20 million)	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

Portfolio Manager Compensation. The portfolio managers’ compensation varies with the general success of the firm. Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on assets under management. The portfolio managers’ compensation is not directly linked to the performance of the Fund or other accounts managed by the firm, although positive performance and growth in managed assets are factors that may contribute to distributable profits and assets under management.

DGHM Portfolio Manager Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the investments of the portion of the Fund’s assets allocated to DGHM (DGHM’s Sleeve), on the one hand, and the investments of the other accounts, on the other. The other accounts include hedge funds, separately managed private clients and discretionary 401(k) accounts (“Other Accounts”). The Other Accounts might have similar investment objectives as the Fund, be compared to the same index as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by DGHM’s Sleeve.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of DGHM’s Sleeve. The portfolio managers know the size and timing of trades for DGHM’s Sleeve and the Other Accounts, and may be able to predict the market impact of the DGHM’s Sleeve trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of DGHM’s Sleeve, or vice versa.

Investment Opportunities. DGHM provides investment supervisory services for a number of investment products that have varying investment guidelines. The same portfolio management team works across all investment products. Differences in the compensation structures of DGHM’s investment products may give rise to a conflict of interest by creating an incentive for DGHM to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.

EAM

EAM manages a portion of AP – Small Cap Equity Fund. EAM is located at 2533 South Coast highway 101, Suite 240, Cardiff-by-the-Sea, California 92007. Prior to June 13, 2011, the firm was named Eudaimonia Asset Management, LLC. EAM employees/members own approximately 56% of EAM and Bryon C. Roth, through a majority ownership of CR Financial Holdings, Inc., indirectly owns the remaining 44% interest in the firm.

EAM Portfolio Managers. As described in the Management of the Fund – Primary Service Providers section of the Fund’s prospectus, the portfolio manager(s) who are primarily responsible for making the day-to-day investment decisions for the portion of the Fund allocated to EAM is:

Portfolio Manager	Fund
Montie L. Weisenberger	AP – Small Cap Equity Fund

Other Accounts Managed. The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the EAM portfolio manager managed, as of August 31, 2012:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
AP – Small Cap Equity Fund	Montie L. Weisenberger	1 PIV 5 other accounts	$120 million $18.0 million	None	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

Portfolio Manager Compensation. The portfolio manager’s compensation is comprised of a base salary, a revenue allocation and firm profit allocation. The salary is in-line with industry specific benchmarks. The revenue allocation is based on firm-wide revenue while the profit allocation is based on firm-wide profitability. There is no direct linkage between performance and compensation, however, there is an indirect linkage as superior performance tends to attract and retain assets and consequently increase revenues and profitability.

EAM Portfolio Manager Conflicts of Interest. The portfolio manager is responsible for managing other accounts invested in the same strategy as the portion of the Fund’s assets allocated to EAM (EAM’s Sleeve). These other accounts include separately managed accounts for pension funds. In addition, other EAM portfolio managers manage accounts which have similar investment strategies and may invest in some of the same securities as EAM’s Sleeve or the Fund.

From time to time, potential conflicts of interest may arise between the portfolio manager’s management of the investments of EAM’s Sleeve, on the one hand, and the management of other accounts, on the other. For example, an investment opportunity may be suitable for both EAM’s Sleeve and other accounts, but may not be available in sufficient quantities for both EAM’s Sleeve and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by EAM’s Sleeve and another account. Whenever decisions are made to buy or sell securities by EAM’s Sleeve and one or more of the other accounts simultaneously, EAM or the portfolio managers may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances when EAM’s Sleeve will not participate in a transaction that is allocated among other accounts or that may not be allocated the full amount of the securities sought to be traded. Another potential conflict may arise when a portfolio manager may have an incentive to allocate opportunities to an account where EAM and the portfolio manager have a greater financial incentive, such as a performance fee account.

EAM has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address these potential conflicts.

Eaton Vance

Eaton Vance manages a sleeve of AP – Alternative Strategies Fund. Eaton Vance is a Massachusetts business trust and is located at Two International Place, Boston, MA 02110. Eaton Vance, Inc. serves as trustee of Eaton Vance, which is a wholly-owned subsidiary of Eaton Vance Corp. Eaton Vance Corp. through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The directors of Eaton Vance Corp. are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding voting common stock of Eaton Vance Corp. are deposited in a voting trust, the voting trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Brian D. Langstraat, Michael R. Mach, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates).

Eaton Vance Portfolio Managers. As described in the Management of the Fund – Primary Service Providers section of the Fund’s prospectus, the portfolio manager(s) who are primarily responsible for making the day-to-day investment decisions for the portion of the Fund allocated to Eaton Vance are:

Portfolio Manager	Fund
John R. Baur	AP – Alternative Strategies Fund
Michael A. Cirami, CFA	AP – Alternative Strategies Fund
Eric A. Stein, CFA	AP – Alternative Strategies Fund

Other Accounts Managed. The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the Eaton Vance portfolio managers managed, as of August 31, 2012:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
AP – Alternative Strategies Fund	John R. Baur	10 RICs 3 PIVs	$17.592 billion $348.9 million	1 PIV ($25.548 million)
	Michael A. Cirami	10 RICs 3 PIVs	$17.592 billion $348.9 million	1 PIV ($25.548 million)	None
	Eric A. Stein	7 RICs 3 PIVs	$18.863 billion $847.4 million	1 PIV ($25.548 million)	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

Portfolio Manager Compensation. Compensation of Eaton Vance’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.’s nonvoting common stock and restricted shares of Eaton Vance Corp.’s non-voting common stock. Eaton Vance’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the firm’s employees. Compensation of the firm’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of Eaton Vance Corp.

Eaton Vance compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus relevant benchmark(s) as well as an appropriate peer group. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Eaton Vance seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Eaton Vance participates in investment industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the firm’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Eaton Vance Portfolio Manager Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate Eaton Vance based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. Eaton Vance has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Federated

Federated manages a sleeve of AP – Core Plus Bond Fund. Federated is wholly-owned subsidiary of Federated Investors, Inc. and is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated Advisory Services Company, an affiliate of Federated, provides certain support services to Federated. The fee for these services is paid by Federated and not by AP – Core Plus Bond Fund.

Federated Portfolio Managers. As described in the Management of the Fund – Primary Service Providers section of the Fund’s prospectus, the Federated portfolio managers responsible for the portion of the Fund allocated to Federated are:

Portfolio Manager	Fund
Jerome D. Conner, CFA	AP – Core Plus Bond Fund
Donald T. Ellenberger	AP – Core Plus Bond Fund

Other Accounts Managed. The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the Federated portfolio managers managed, as of January 31, 2012:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
AP – Core Plus Bond Fund	Jerome D. Conner, CFA**	1 RIC	$50.2 million	None	None
	Donald T. Ellenberger	8 RICs 2 PIVs 10 other accounts	$2.9 billion $2.5 billion $1.3 billion	None	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Information is as of February 28, 2013.

Portfolio Manager Compensation. Mr. Conner is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors Inc. The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager’s role.

IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the Fund’s relevant benchmark. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Conner manages other accounts in addition to the Fund. Such other accounts may have different benchmarks, peer groups and IPP weightings.

For purposes of calculating the annual incentive amount, each fund or account is categorized into one of two IPP groups. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP group. The weighting assigned to the Fund is greater than the weighting assigned to other accounts or funds used to determine IPP. Additionally, a portion of Mr. Conner’s IPP score is based on the performance of portfolios for which he provides fundamental credit research. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contribution to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

In addition, Mr. Conner was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated’s senior management.

Federated Portfolio Manager Conflicts of Interest. As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research or “soft dollars”). Federated has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

RS Investment Management Co. LLC

Prior to October 1, 2012, RS Investment Management Co. LLC managed the sleeve of AP – Small Cap Equity Fund currently managed by Conestoga. RS Investment Management Co. LLC is Delaware limited liability company located at 388 Market Street, Suite 1700, San Francisco, California 94111. Guardian Investor Services LLC, a wholly-owned subsidiary of The Guardian Life Insurance Company of America, owns a majority of the ownership interest in RS Investment Management Co. LLC.

TCW

TCW manages a sleeve of AP – Core Plus Bond Fund. TCW, which is located at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017, is a wholly-owned subsidiary of The TCW Group, Inc. On February 6, 2013, The Carlyle Group acquired The TCW Group, Inc. from Société Générale, S.A. (the Carlyle Transaction).

TCW Portfolio Managers. As described in the Management of the Fund – Primary Service Providers section of the Fund’s prospectus, the portfolio manager(s) who are primarily responsible for making the day-to-day investment decisions for the portion of the Fund allocated to TCW are:

Portfolio Manager	Fund
Tad Rivelle	AP – Core Plus Bond Fund
Stephen M. Kane, CFA	AP – Core Plus Bond Fund
Laird R. Landmann	AP – Core Plus Bond Fund

Other Accounts Managed. The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the TCW portfolio managers managed, as of January 31, 2012:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
AP – Core Plus Bond Fund	Tad Rivelle	34 RICs 60 PIVs 200 other accounts	$39.608 billion $ 7.279 billion $20.860 billion	3 RICs ($196.6 million) 30 PIVs ($5.334 billion) 6 other accounts ($1.776 billion)	None
	Stephen M. Kane, CFA	34 RICs 62 PIVs 200 other accounts	$34.790 billion $ 7.279 billion $20.860 billion	3 RICs ($196.6 million) 30 PIVs ($5.334 billion) 6 other accounts ($1.776 billion)	None
	Laird R. Landmann	33 RICs 60 PIVs 200 other accounts	$34.822 billion $ 7.279 billion $20.860 billion	3 RICs ($196.6 million) 30 PIVs ($5.334 billion) 6 other accounts ($1.776 billion)	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

Portfolio Manager Compensation. TCW’s ability to attract and retain high-quality investment professionals can be attributed to a compensation philosophy implemented via an incentive-based structure that aligns employee performance and contributions with client and shareholder objectives. Most importantly, key personnel are equity holders and a significant objective of our management is to expand the number of employee stockholders.

Portfolio managers are compensated with a base salary and performance-based compensation calculated, in general, as a fixed percentage of revenues earned by the product group. This serves to align their interests with achieving returns for clients and ties their compensation directly to their performance. Senior Investment professionals (analysts, traders) are compensated through base salary as well as a bonus based on performance and/or a percentage of revenues earned by the product group. Individuals are evaluated upon: (1) individual performance, (2) contributions to the efforts of the product group, and (3) the success of the Firm.

Contributions to the collective efforts of the product group are critical as the management of client portfolios is conducted on a team basis to capture the best ideas in the process of constructing portfolios. The firm’s success signals that stakeholder objectives in the aggregate are being achieved, with equity ownership a desirable means to provide and receive compensation.

As mentioned, to foster continuity, highly-valued investment professionals are enfranchised as stakeholders with ownership via equity distribution and incremental vesting. In February of 2010, TCW acquired MetWest, in which a part of the purchase price was paid for with shares of common stock of TCW. In association with the acquisition of MetWest, a retention plan was implemented for former MetWest employees that provided for the issuance of additional shares of TCW common stock. Since MetWest is a subsidiary of The TWC Group, MetWest’s investment professionals are compensated under the TCW compensation structure.

Also in 2010, TCW approved a Restricted Stock Unit Plan for TCW employees, under which approximately 150 TCW employees have received restricted stock units that vest as shares of TCW common stock over a five-year period. Combining the stock issuable under the Restricted Stock Unit Plan and the stock issuable in the MetWest purchase transaction and related retention arrangements, employee-owners will own up to 19% of TCW (on a fully dilutive basis). With the completion of the Carlyle Transaction, it is now estimated that employee-owners own approximately 40% of TCW (on a fully diluted basis).

Additionally, key members of the team have long term employment contracts that incorporate compensation incentives with associated employment and performance requirements.

To assess the competitiveness of TCW’s compensation practices, the Firm conducts annual salary surveys to review benchmark and compensation ranges, both on a national and a regional basis. According to McLagan Partners, a leading compensation consultant in the industry, these studies have shown that the Firm is, on average, above the median in terms of salaries and total compensation provided to its employees.

TCW Portfolio Manager Conflicts of Interest. TCW’s portfolio managers could favor one account over another in allocating new investment opportunities that have limited supply, such as (by way of example but not limitation) initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of a particular initial public offering.

A TCW portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a TCW portfolio manager decides to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a TCW portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts for which bunching may not be possible for contractual reasons. Circumstances may also arise in which the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the TCW portfolio manager will place the order in a manner intended to result in as favorable a price as possible for such clients.

A TCW portfolio manager potentially could favor an account if that portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the TCW portfolio manager. If, for example, the TCW portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the TCW portfolio manager may have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if TCW receives a performance-based advisory fee from an account, the TCW portfolio manager may have an incentive to favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. This structure may create inherent pressure to allocate investments having a greater potential for higher returns to those accounts with higher performance fees.

A portfolio manager may have an incentive to favor an account if the TCW portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns.

For example, if the TCW portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the TCW portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

TCW determines which broker to use to execute each order, consistent with its duty to seek best execution, and aggregates like orders where it believes doing so is beneficial to its client accounts. However, with respect to certain separate accounts, TCW may be limited by the clients or other constraints with respect to the selection of brokers or it may be instructed to direct trades through particular brokers. In these cases, TCW may place separate, non-simultaneous transactions for the Core Fixed Income and U.S. Fixed Income Funds and another account which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

If different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a TCW portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, TCW seeks to avoid such potentially conflicting situations. However, where a TCW portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

TCW has in place a Code of Ethics designed to minimize conflicts of interest between clients and its investment personnel. TCW also reviews potential conflicts of interest through its Trading and Allocation Committee.

Wasatch

Wasatch manages a portion of AP – Alternative Strategies Fund. Wasatch, which is located at 150 Social Hall Avenue, 4th Floor, Salt Lake City, Utah 84111, is a wholly-owned subsidiary of WA Holdings, Inc., which is 100% owned by the employees of Wasatch.

Wasatch Portfolio Managers. As described in the Management of the Fund – Primary Service Providers section of the Fund’s prospectus, the portfolio manager(s) who are primarily responsible for making the day-to-day investment decisions for the portion of the Fund allocated to Wasatch are:

Portfolio Manager	Fund
Michael L. Shinnick	AP – Alternative Strategies Fund
Ralph Shive, CFA	AP – Alternative Strategies Fund

Other Accounts Managed. The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the Wasatch portfolio managers managed, as of August 31, 2012:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
AP – Alternative Strategies Fund	Michael L. Shinnick	2 RICs 15 other accounts	$2.800 billion $597.4 million	None	None
	Ralph C. Shive, CFA	2 RICs 15 other accounts	$2.800 billion $597.4 million	None	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

Portfolio Manager Compensation. As of September 30, 2012, the Wasatch’s Compensation Committee and Executive Committee reviewed and determined its portfolio managers’ compensation. The committees may use independent third party investment industry compensation survey results in evaluating competitive market compensation for its investment professionals. The committees may also consult with professional industry recruiters. The elements of total compensation for the portfolio managers are base salary, performance-based bonus, profit sharing and other benefits. Portfolio managers who are also shareholders of Wasatch additionally receive quarterly dividends. Wasatch has balanced the components of pay to provide portfolio managers with an incentive to focus on both shorter and longer term performance. By design, portfolio manager compensation levels fluctuate – both up and down – with the relative investment performance of the Funds that they manage.

Each portfolio manager is paid a base salary, a potential bonus based on performance, potential deferred bonus grants based on performance, and possibly stock dividends.

Base Salary – Each portfolio manager is paid a fixed base salary depending upon their tenure.

Performance Bonus – A large portion of a portfolio manager’s potential compensation is in the form of a performance bonus. Performance bonus is based on pre-tax performance. At the end of each year, the Board of Directors will allocate a bonus pool that will loosely mirror firm profits net of stock buybacks and deferred compensation payouts. The majority of this bonus pool will be allocated to portfolio managers based on the 1, 3- and 5-year performance of their portfolios, which will provide them with significant economic incentives for achieving top quartile performance relative to the applicable Fund’s performance benchmark over both the short and long term. Peer groups are also utilized to evaluate performance over both the short and long term. Portfolio managers and research analysts are not paid a commission for the solicitation or acquisition of new clients or the retention of existing clients. However, the amount of revenue generated by each product is overlaid on performance to determine the size of each portfolio manager’s bonus (e.g., if performance were equal, a portfolio manager on a higher revenue product would receive a larger bonus than one on a smaller revenue product).

For portfolio managers who manage separate accounts and mutual funds as well, they have bonus components calculated based on the performance of each individual product relative to its peer group. Revenue is again used as an element in converting performance results into the bonus amount.

Portfolio managers are also rewarded for their stock selection contributions to other products and their impact on the overall success of the research team. This incentive is consistent with Wasatch’s collaborative team-based approach to portfolio management.

Deferred Bonus Grants – Portfolio managers are also eligible for deferred bonus grants, which are payable six years from the date of the grant, with their value directly tied to Wasatch’s revenues. Each portfolio managers’ grant size will be based on individual performance factors similar to those used to determine the annual performance bonus.

Stock/Dividends – All of the portfolio managers are shareholders of Wasatch. The relative amount of stock owned by each portfolio manager is at the discretion of Wasatch’s Board and will evolve over time, with bigger long-term contributors holding higher levels of ownership. New portfolio manager stock grants typically vest over a five-year period, with the vesting dependent on the performance of the fund(s) managed by the portfolio manager.

It is possible that certain profits of Wasatch could be paid out to shareholders through a stock dividend. However, there are no current plans or expectations for such a dividend.

Other Benefits – Portfolio managers are also eligible to participate in broad-based benefit plans offered generally to Wasatch’s full-time employees, including 401(k), health and other employee benefit plans.

Wasatch Portfolio Manager Conflicts of Interest. There may be certain inherent conflicts of interest that arise in connection with a portfolio manager’s management the investments of the portion of the Fund’s assets allocated to Wasatch (Wasatch’s Sleeve) and the investments of any other fund or client accounts Wasatch or the respective portfolio managers also manages, including Cross Creek Capital, L.P., a pooled investment vehicle whose general partner is an indirect wholly-owned subsidiary of Wasatch and may receive a performance based fee from Cross Creek, L.P. Such conflicts include allocation of investment opportunities among Wasatch’s Sleeve and other accounts managed by Wasatch or the portfolio manager; the aggregation of purchase and sale orders believed to be in the best interest of more than one account managed by Wasatch or the portfolio manager and the allocation of such orders across such accounts; and any soft dollar arrangements that Wasatch may have in place that could benefit Wasatch’s Sleeve and/or other accounts. Additionally, some funds or accounts managed by a portfolio manager may have different fee structures, including performance fees, which are, or have the potential to be, higher or lower than the fees paid by another fund or account. To minimize the effects of these inherent conflicts of interest, Wasatch has adopted and implemented policies and procedures, including trade aggregation and allocation procedures, that it believes are reasonably designed to mitigate the potential conflicts associated with managing portfolios for multiple clients, including the Fund, and seeks to ensure that no one client is intentionally favored at the expense of another.

Water Island

Water Island manages a portion of AP – Alternative Strategies Fund. Water Island is located at 41 Madison Avenue, 42nd Floor, New York, New York 10010. John S. Orrico, President of Water Island, controls Water Island.

Water Island Portfolio Managers. As described in the Management of the Fund – Primary Service Providers section of the Fund’s prospectus, the portfolio manager(s) who are primarily responsible for making the day-to-day investment decisions for the portion of the Fund allocated to Water Island are:

Portfolio Manager	Fund
John S. Orrico, CFA	AP – Alternative Strategies Fund
Gregory Loprete	AP – Alternative Strategies Fund
Todd W. Munn	AP – Alternative Strategies Fund
Roger Foltynowicz, CAIA	AP – Alternative Strategies Fund

Other Accounts Managed. The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the Water Island portfolio managers managed, as of August 31, 2012:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
AP – Alternative Strategies Fund	John S. Orrico, CFA	2 RICs 1 PIVs 2 other accounts	$3.257 billion $8.207 million $209.7 million	None	None
	Gregory Loprete	1 RICs 1 PIVs 1 other accounts	$41.00 million $8.207 million $84.14 million	None	None
	Todd W. Munn	2 RICs 1 PIVs 2 other accounts	$3.257 billion $8.207 million $209.7 million	None	None
	Roger P. Foltynowicz	2 RICs 1 PIVs 2 other accounts	$3.257 billion $8.207 million $209.7 million	None	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

Portfolio Manager Compensation. The portfolio managers are compensated in various forms. The following table outlines the forms of compensation paid to the portfolio managers as of May 31, 2011.

Form of Compensation	Source of Compensation	Method Used to Determine Compensation
Salary/Bonus (paid in cash)	Water Island	Each portfolio manager receives compensation that is a combination of salary and a bonus based on the profitability of Water Island.

Water Island Portfolio Manager Conflicts of Interest. The fact that the portfolio managers serve as both portfolio managers of the portion of the Fund’s assets allocated to Water Island (Water Island’s Sleeve) and the other account creates the potential for conflicts of interest. However, Water Island does not believe that their overlapping responsibilities or the various elements of their compensation present any material conflict of interest for the following reasons:

•	Water Island’s Sleeve and the other account are similarly managed;

•	Water Island follows strict and detailed written allocation procedures designed to allocate securities purchases and sales between the Funds and the other account in a fair and equitable manner;

•	Water Island has adopted policies limiting the ability of the portfolio managers to cross trade securities between Water Island’s Sleeve and other accounts; and

•	all allocations are subject to review by Water Island’s chief compliance officer.

The Administrator

Columbia Management Investment Advisers, LLC (which is also the Investment Manager) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administrative Services Agreement, the Administrator has agreed to provide all of the services necessary for, or appropriate to, the business and effective operation of each Fund that are not (a) provided by employees or other agents engaged by each Fund or (b) required to be provided by any person pursuant to any other agreement or arrangement with each Fund.

Administration Fee Rates Paid by the Funds

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, as set forth in the Administrative Services Agreement, and as shown in the section entitled Primary Service Providers – The Administrator in each Fund’s prospectuses.

For U.S. Treasury Index Fund, pursuant to the Administrative Services Agreement, the Administrator, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, except the fees and expenses of the Trustees who are not interested persons of the Administrator or its affiliates, brokerage fees and commissions, interest on borrowings and such extraordinary, non-recurring expenses as may arise, including litigation expenses. For the purposes of this arrangement, distribution and service fees and advisory fees are not considered operating expenses.

Ultra Short Term Bond Fund does not pay an administration fee under the Administration Services Agreement because payment for such services is included in the Unified Fee.

Administration Fees Paid by the Funds

The Administrator and the Previous Administrator received fees from the Funds for their services as reflected in the following charts, which show administration fees paid to and, as applicable, waived/reimbursed by the Administrator and the Previous Administrator, for the three most recently completed fiscal years, except as otherwise indicated. For information on fees waived and expenses reimbursed by the Investment Manager and its affiliates, refer to The Investment Manager and Investment Advisory Services – Advisory Fees Paid by the Funds.

Fund	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011		Fiscal Year Ended March 31, 2010*
		Administrator	Previous Administrator
Pacific/Asia Fund
Administration Fee Paid	$161,661	$91,613	$6,102	$16,020
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Select Large Cap Growth Fund
Administration Fee Paid	$3,883,788	$4,538,240	$290,519	$2,127,779
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

Fund	Fiscal Period Ended April 30, 2012*	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011		Fiscal Year Ended March 31, 2010**
			Administrator	Previous Administrator
Bond Fund
Administration Fee Paid	$101,460	$1,355,768	$991,121	$76,515	$754,748
Amount Reimbursed	—	—	—	—	—
Amount Waived	$305,414	$3,837,935	—	—	—
Corporate Income Fund
Administration Fee Paid	$76,982	$765,092	$632,598	$58,423	$675,315
Amount Reimbursed	—	—	—	—	—
Amount Waived	—	—	—	—	—
Intermediate Bond Fund
Administration Fee Paid	$173,468	$1,928,439	$2,894,923	$273,241	$3,164,565
Amount Reimbursed	—	—	—	—	—
Amount Waived	—	—	—	—	—
U.S. Treasury Index Fund
Administration Fee Paid	$105,899	$1,289,412	$1,057,810	$91,084	$1,122,055
Amount Reimbursed	—	—	—	—	—
Amount Waived	—	—	—	—	—

*	For the period from April 1, 2012 to April 30, 2012. During the period, the fiscal year end of each Fund was changed from March 31 to April 30.
**	All amounts were paid to or waived/reimbursed by the Previous Administrator.

Fund	Fiscal Period Ended April 30, 2012*	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009**
			Administrator	Previous Administrator
Small Cap Value Fund I
Administration Fee Paid	$1,080,277	$240,540	—	—	—
Amount Reimbursed	—	—	—	—	—
Amount Waived	—	—	—	—	—

*	For the period from July 1, 2011 to April 30, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to April 30.
**	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Period Ended May 31, 2012*	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009**
Fund			Administrator	Previous Administrator
High Yield Municipal Fund
Administration Fee Paid	$498,162	$827,759	$140,597	$637,176	$661,657
Amount Reimbursed	—	—	—	—	—
Amount Waived	—	—	—	—	—

*	For the period from July 1, 2011 to May 31, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to May 31.
**	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Period Ended May 31, 2012*	Fiscal Year Ended September 30, 2011	Fiscal Year Ended September 30, 2010		Fiscal Year Ended September 30, 2009**
Fund			Administrator	Previous Administrator
Dividend Income Fund
Administration Fee Paid	$1,613,728	$2,133,693	$646,899	$782,621	$836,788
Amount Reimbursed	—	—	—	—	—
Amount Waived	—	—	—	—	—

*	For the period from October 1, 2011 to May 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to May 31.
**	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended July 31, 2012	Fiscal Year Ended July 31, 2011	Fiscal Year Ended July 31, 2010*
Fund			Administrator	Previous Administrator
Ultra Short Term Bond Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	Ultra Short Term Bond Fund commenced operations as of November 23, 2009. All fees shown are the fees paid by the Predecessor Ultra Short Term Bond Fund, a series of Columbia Funds Institutional Trust.

	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended August 31, 2011	Fiscal Year Ended August 31, 2010		Fiscal Year Ended August 31, 2009**
Fund			Administrator	Previous Administrator
Oregon Intermediate Municipal Bond Fund
Administration Fee Paid	$290,276	$51,335	—	—	—
Amount Reimbursed	—	—	—	—	—
Amount Waived	—	—	—	—	—

*	For the period from September 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from August 31 to July 31.
**	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended September 30, 2011	Fiscal Year Ended September 30, 2010		Fiscal Year Ended September 30, 2009**
Fund			Administrator	Previous Administrator
Large Cap Growth Fund
Administration Fee Paid	$1,128,959	$1,099,242	$252,993	$383,524	$555,279
Amount Reimbursed	—	—	—	—	—
Amount Waived	—	—	—	—	—

*	For the period from October 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to July 31.
**	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended November 30, 2011	Fiscal Year Ended November 30, 2010		Fiscal Year Ended November 30, 2009*
Fund			Administrator	Previous Administrator
Tax-Exempt Fund
Advisory Fee Paid	$1,799,630	$1,621,818	—	—	—
Amount Reimbursed	—	—	—	—	—
Amount Waived	—	—	—	—	—

*	For the period from December 1, 2011 to July 31, 2012. During this period, the fiscal year end of the Fund was changed from November 30 to July 31.

	Fiscal Year Ended August 31, 2012	Fiscal Year Ended August 31, 2011	Fiscal Year Ended August 31, 2010
Fund			Administrator	Previous Administrator
AP – Alternative Strategies Fund*
Administration Fee Paid	$123,209	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
AP – Core Plus Bond Fund*
Administration Fee Paid	$893,526	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
AP – Small Cap Equity Fund*
Administration Fee Paid	$105,377	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

	Fiscal Year Ended August 31, 2012	Fiscal Year Ended August 31, 2011	Fiscal Year Ended August 31, 2010
Fund			Administrator	Previous Administrator
Balanced Fund
Administration Fee Paid	$626,931	$258,601	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Global Dividend Opportunity Fund
Administration Fee Paid	$466,699	$901,359	$382,478	$810,252
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Greater China Fund
Administration Fee Paid	$178,828	$32,162	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Mid Cap Growth Fund
Administration Fee Paid	$1,078,839	$435,624	—	—
Amount Reimbursed	—		—	—
Amount Waived	—		—	—
Small Cap Growth Fund I
Administration Fee Paid	$814,772	$499,433	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Technology Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	AP – Core Plus Bond Fund and AP – Small Cap Equity Fund commenced operations on April 20, 2012 and AP – Alternative Strategies Fund commenced operations on April 23, 2012. Fees shown are from the Fund’s commencement of operations to August 31, 2012.

	Fiscal Period Ended August 31, 2012*	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011		Fiscal Year Ended March 31, 2010**
			Administrator	Previous Administrator
Emerging Markets Fund
Administration Fee Paid	$155,829	$463,603	$754,797	$67,288	$615,027
Amount Reimbursed	—	—	—	—	—
Amount Waived	—	—	—	—	—
Energy and Natural Resources Fund
Administration Fee Paid	$126,500	$519,521	$1,017,847	$91,320	$723,263
Amount Reimbursed	—	—	—	—	—
Amount Waived	—	—	—	—	—
Value and Restructuring Fund
Administration Fee Paid	$791,808	$4,735,917	$8,730,995	$901,457	$9,398,359
Amount Reimbursed	—	—	—	—	—
Amount Waived	—	—	—	—	—

*	For the period from April 1, 2012 to August 31, 2012. During the period, the fiscal year end of each Fund was changed from March 31 to August 31.
**	All amounts were paid to/reimbursed by the Previous Administrator.

	Fiscal Period Ended August 31, 2012*	Fiscal Year Ended September 30, 2011	Fiscal Year Ended September 30, 2010		Fiscal Year Ended September 30, 2009**
Fund			Administrator	Previous Administrator
Contrarian Core Fund
Administration Fee Paid	$906,997	$652,775	$154,593	$184,969	$201,987
Amount Reimbursed	—	—	—	—	—
Amount Waived	—	—	—	—	—
Small Cap Core Fund
Administration Fee Paid	$602,264	$563,842	$170,200	$224,996	$302,523
Amount Reimbursed	—	—	—	—	—
Amount Waived	—	—	—	—	—

*	For the period from October 1, 2011 to August 31, 2012. During the period, the fiscal year end of each Fund was changed from September 30 to August 31.
**	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended October 31, 2012		Fiscal Year Ended October 31, 2010
Fund		Fiscal Year Ended October 31, 2011	Administrator	Previous Administrator
CA Tax-Exempt Fund
Administration Fee Paid	$369,822	$204,533	N/A	N/A
Amount Reimbursed	—	—	N/A	N/A
Amount Waived	—	—	N/A	N/A
CT Intermediate Municipal Bond Fund
Administration Fee Paid	$151,451	$152,251	$84,125	$81,058
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Intermediate Municipal Bond Fund
Administration Fee Paid	$1,665,246	$1,527,709	$844,085	$832,258
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
MA Intermediate Municipal Bond Fund
Administration Fee Paid	$258,185	$241,327	$123,624	$117,887
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
NY Intermediate Municipal Bond Fund
Administration Fee Paid	$223,123	$207,519	$109,072	$106,504
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
NY Tax-Exempt Fund
Administration Fee Paid	$134,440	$63,589	N/A	N/A
Amount Reimbursed	—	—	N/A	N/A
Amount Waived	—	—	N/A	N/A

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

Fiscal Year Ended May 31, 2010
Fund	Fiscal Period Ended October 31, 2012*	Fiscal Year Ended May 31, 2012	Fiscal Year Ended May 31, 2011	Investment Manager	Previous Adviser
International Bond Fund
Administration Fee Paid	$22,181	$46,151	$10,565	$680	$6,325
Amount Reimbursed	—	—	—	—	—
Amount Waived	—	—	—	—	—
Strategic Income Fund
Administration Fee Paid	$691,881	$1,450,327	$101,296	—	—
Amount Reimbursed	—	—	—	—	—
Amount Waived	—	—	—	—	—

*	For the period from June 1, 2012 to October 31, 2012. During the period, the fiscal year end of the Fund was changed from May 31 to October 31.

Fiscal Year Ended December 31, 2010
Fund	Fiscal Year Ended December 31, 2012	Fiscal Year Ended December 31, 2011	Administrator	Previous Administrator
Real Estate Equity Fund
Administration Fee Paid	$338,092	$289,260	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Pricing and Bookkeeping Services

Prior to August 8, 2011, State Street provided certain pricing and bookkeeping services to the Funds. The Administrator was responsible for overseeing the performance of these services and for certain other services.

Services Provided

Effective December 15, 2006, the Trust entered into a Financial Reporting Services Agreement with State Street and the Previous Adviser (the Financial Reporting Services Agreement) pursuant to which State Street provided financial reporting services to the Funds. Also effective December 15, 2006, the Trust entered into an Accounting Services Agreement with State Street and the Previous Adviser (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street provided accounting services to the Funds. Effective May 1, 2010, the State Street Agreements were amended to, among other things, assign and delegate the Previous Adviser’s rights and obligations under the State Street Agreements to the Administrator. Under the State Street Agreements, each Fund (other than Ultra Short Term Bond Fund) paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee for a Fund during any year did not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). Each Fund (other than Ultra Short Term Bond Fund) also reimbursed State Street for certain out-of-pocket expenses and charges. Ultra Short Term Bond Fund did not pay any separate fees for services rendered under the State Street Agreements; the fees for pricing and bookkeeping services incurred by Ultra Short Term Bond Fund were paid by the Investment Manager as part of the Unified Fee. The State Street Agreements were terminated on August 8, 2011.

From December 15, 2006 through May 1, 2010, the Trust was party to a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with the Previous Adviser. Under the Services Agreement, the Previous Adviser provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, each Fund reimbursed the Previous Adviser for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds’ portfolio securities, incurred by the Previous Adviser in the performance of services under the Services Agreement. Prior to January 1, 2008, the Funds also reimbursed the Previous Adviser for accounting oversight services and services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002. Effective May 1, 2010, the services previously provided by the Previous Adviser under the Services Agreement began to be provided by the Administrator under the Administrative Services Agreement, and the Services Agreement was terminated. Under the Administrative Services Agreement, fees for pricing and bookkeeping services incurred by U.S. Treasury Index Fund were paid by the Administrator.

Prior to December 15, 2006, the Previous Adviser was responsible for providing pricing and bookkeeping services, to the Funds operating at the time, under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between the Previous Adviser and State Street, the Previous Adviser delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement were paid to State Street. The Funds also reimbursed the Previous Adviser for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Funds’ portfolio securities and direct internal costs incurred by the Previous Adviser in connection with providing fund accounting oversight and monitoring and certain other services.

Pricing and Bookkeeping Fees Paid by the Funds

State Street received fees from the Funds for its services as reflected in the following charts, which show the net pricing and bookkeeping fees paid to State Street for the three most recently completed fiscal years, except as otherwise indicated. Effective during 2011, these services began to be provided under the Administrative Services Agreement. Funds that commenced operations after 2011 did not pay such fees to State Street.

Fund	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011	Fiscal Year Ended March 31, 2010
Pacific/Asia Fund
Amount Paid to State Street	$11,950	$57,651	$53,504
Select Large Cap Growth Fund
Amount Paid to State Street	$46,858	$140,717	$140,511

Fund	Fiscal Period Ended April 30, 2012**	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011	Fiscal Year Ended March 31, 2010
Bond Fund
Amount Paid to State Street	—	$29,937	$165,521	$149,216
Corporate Income Fund
Amount Paid to State Street	—	$37,889	$160,650	$158,268
Intermediate Bond Fund
Amount Paid to State Street	—	$44,820	$191,945	$189,677
U.S. Treasury Index Fund*
Amount Paid to State Street	—	—	—	—

*	Under the Administrative Services Agreement, fees for pricing and bookkeeping services incurred by U.S. Treasury Index Fund were paid by the Administrator.
**	For the period from April 1, 2012 to April 30, 2012. During the period, the fiscal year end of each Fund was changed from March 31 to April 30.

Fund	Fiscal Period Ended April 30, 2012*	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010	Fiscal Year Ended June 30, 2009
Small Cap Value Fund I
Amount Paid to State Street	—	$107,487	$146,364	$145,161

*	For the period from July 1, 2011 to April 30, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to April 30.

Fund	Fiscal Period Ended May 31, 2012*	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010	Fiscal Year Ended June 30, 2009
High Yield Municipal Fund
Amount Paid to State Street	—	$166,025	$192,931	$180,290

*	For the period from July 1, 2011 to May 31, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to May 31.

Fund	Fiscal Period Ended May 31, 2012*	Fiscal Year Ended September 30, 2011	Fiscal Year Ended September 30, 2010	Fiscal Year Ended September 30, 2009
Dividend Income Fund
Amount Paid to State Street	—	$108,964	$141,503	$141,429

*	For the period from October 1, 2011 to May 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to May 31.

Fund	Fiscal Year Ended July 31, 2012	Fiscal Year Ended July 31, 2011	Fiscal Year Ended July 31, 2010*
Ultra Short Term Bond Fund
Amount Paid to State Street	—	—	—

*	Ultra Short Term Bond Fund commenced operations as of November 23, 2009.

Fund	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended August 31, 2011	Fiscal Year Ended August 31, 2010	Fiscal Year Ended August 31, 2009
Oregon Intermediate Municipal Bond Fund
Amount Paid to State Street	—	$100,389	$146,534	$128,479

*	For the period from September 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from August 31 to July 31.

Fund	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended September 30, 2011	Fiscal Year Ended September 30, 2010	Fiscal Year Ended September 30, 2009
Large Cap Growth Fund
Amount Paid to State Street	—	$68,328	$141,553	$141,538

*	For the period from October 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to July 31.

Fund	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended November 30, 2011	Fiscal Year Ended November 30, 2010	Fiscal Year Ended November 30, 2009
Tax-Exempt Fund
Amount Paid to State Street	—	$86,802	$196,542	$202,126

*	For the period from December 1, 2011 to July 31, 2012. During this period, the fiscal year end of the Fund was changed from November 30 to July 31.

Fund	Fiscal Year Ended August 31, 2012	Fiscal Year Ended August 31, 2011	Fiscal Year Ended August 31, 2010
Balanced Fund
Amount Paid to State Street	—	$61,783	$97,492
Global Dividend Opportunity Fund
Amount Paid to State Street	—	$124,817	$147,864
Greater China Fund
Amount Paid to State Street	—	$78,553	$86,509
Mid Cap Growth Fund
Amount Paid to State Street	—	$81,856	$145,095
Small Cap Growth Fund I
Amount Paid to State Street	—	$117,915	$145,808
Technology Fund
Amount Paid to State Street	—	$45,971	$84,839

Fund	Fiscal Period Ended August 31, 2012*	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011	Fiscal Year Ended March 31, 2010
Emerging Markets Fund
Amount Paid to State Street	—	$38,036	$112,330	$103,288
Energy and Natural Resources Fund
Amount Paid to State Street	—	$11,820	$140,428	$123,403
Value and Restructuring Fund
Amount Paid to State Street	—	$48,156	$144,761	$143,767

*	For the period from April 1, 2012 to August 31, 2012. During the period, the fiscal year end of each Fund was changed from March 31 to August 31.

Fund	Fiscal Period Ended August 31, 2012*	Fiscal Year Ended September 30, 2011	Fiscal Year Ended September 30, 2010	Fiscal Year Ended September 30, 2009
Contrarian Core Fund
Amount Paid to State Street	—	$55,983	$115,837	$83,251
Small Cap Core Fund
Amount Paid to State Street	—	$108,034	$130,787	$104,080

*	For the period from October 1, 2011 to August 31, 2012. During the period, the fiscal year end of each Fund was changed from September 30 to August 31.

Fund	Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31, 2011	Fiscal Year Ended October 31, 2010
CA Tax-Exempt Fund
Amount Paid to State Street	—	$61,310	$119,982
CT Intermediate Municipal Bond Fund
Amount Paid to State Street	—	$47,163	$94,726
Intermediate Municipal Bond Fund
Amount Paid to State Street	—	$107,575	$202,351
MA Intermediate Municipal Bond Fund
Amount Paid to State Street	—	$61,320	$114,829
NY Intermediate Municipal Bond Fund
Amount Paid to State Street	—	$56,864	$107,342
NY Tax-Exempt Fund
Amount Paid to State Street	—	$30,397	$56,620

Fund	Fiscal Period Ended October 31, 2012*	Fiscal Year Ended May 31, 2012	Fiscal Year Ended May 31, 2011	Fiscal Year Ended May 31, 2010
International Bond Fund
Amount Paid to State Street	—	$3,373	$50,767	$46,735
Strategic Income Fund
Amount Paid to State Street	—	—	$181,794	$193,287

*	For the period from June 1, 2012 to October 31, 2012. During the period, the fiscal year end of the Fund was changed from May 31 to October 31.

Fund	Fiscal Year Ended December 31, 2012	Fiscal Year Ended December 31, 2011	Fiscal Year Ended December 31, 2010
Real Estate Equity Fund
Amount Paid to State Street	—	$21,361	$94,050

The Principal Underwriter/Distributor

Columbia Management Investment Distributors, Inc. (the Distributor) serves as the principal underwriter and distributor for the continuous offering of shares of the Funds pursuant to the Distribution Agreement. The Distribution Agreement obligates the Distributor to use appropriate efforts to find purchasers for the shares of the Funds. The Distributor’s address is: 225 Franklin Street, Boston, MA 02110.

Distribution Obligations

Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent, or their designated agents. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing and mailing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. See Investment Advisory and Other Services – Distribution and Servicing Plans for more information about the share classes for which the Trust has adopted a Distribution Plan.

See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Investment Manager and its affiliates.

The Distribution Agreement became effective with respect to each Fund after approval by the Board, and, after an initial two-year period, continues from year to year, provided that such continuation of the Distribution

Agreement is specifically approved at least annually by the Board. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to each Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions Paid by the Funds

The Distributor and the Previous Distributor received commissions and other compensation for their services as reflected in the following charts, which show amounts paid to the Distributor and the Previous

Distributor, as well as amounts the Distributor and Previous Distributor retained, after paying commissions and other expenses, for the three most recently completed fiscal years, except as otherwise indicated. The Distributor does not charge any fees or commissions to Ultra Short Term Bond Fund or its shareholders for the sale of shares of Ultra Short Term Bond Fund.

Fund	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011		Fiscal Year Ended March 31, 2010*
		Distributor	Previous Distributor
Pacific/Asia Fund
Amount Paid
Class A Shares	$9,127	$10,384	—	$4,028
Amount Retained
Class A Shares	$9,127	$1,425**		$576
Class C Shares	—	—		$28
Select Large Cap Growth Fund
Amount Paid
Class A Shares	$910,993	$216,737	$4,075	$72,757
Amount Retained
Class A Shares	$916,316	$31,070**		$11,067
Class C Shares	$15,120	$1,148**		$1,504

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

	Fiscal Period Ended April 30, 2012*	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011		Fiscal Year Ended March 31, 2010**
Fund			Distributor	Previous Distributor
Bond Fund
Amount Paid
Class A Shares	$7,388	$97	$66,056	$5,990	$87,653
Amount Retained
Class A Shares	$7,388	$60,977	$9,358**		$10,847
Class B Shares	$466	$3,874
Class C Shares	—	$699	$1,122**		$813
Class T Shares	$279	$97	—		N/A
Corporate Income Fund
Amount Paid
Class A Shares	$19,406	$210,655	$89,839	$6,640	$76,987
Amount Retained
Class A Shares	$19,406	$210,649	$12,826**		$8,679
Class B Shares	$707	$2,816	$2,559**		$6,890
Class C Shares	$10	$2,321	$201**		$1,744
Intermediate Bond Fund
Amount Paid
Class A Shares	$7,832	$107,164	$93,150	$6,735	$100,659
Amount Retained
Class A Shares	$7,832	$107,219	$12,171**		$9,832
Class B Shares	$79	$3,018	$7,332**		$20,653
Class C Shares	$506	$3,013	$4,018**		$3,191

	Fiscal Period Ended April 30, 2012*	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011		Fiscal Year Ended March 31, 2010**
Fund			Distributor	Previous Distributor
U.S. Treasury Index Fund
Amount Paid
Class A Shares	$310	$43,610	$23,745	$5,074	$83,413
Amount Retained
Class A Shares	$310	$43,610	$3,598***		$9,858
Class B Shares	$1,099	$4,420	$8,221***		$20,761
Class C Shares	$390	$454	$3,262***		$45,774

*	For the period from April 1, 2012 to April 30, 2012. During the period, the fiscal year end of each Fund was changed from March 31 to April 30.
**	All amounts were paid to or retained by the Previous Distributor.
***	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

Fund	Fiscal Period Ended April 30, 2012*	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009**
			Distributor	Previous Distributor
Small Cap Value Fund I
Amount Paid
Class A Shares	$33,502	$48,755	$26,259	$154,679	$253,305
Amount Retained
Class A Shares	$35,171	$315,838	$28,705***		$40,492 (underwriting discount) $519 (CDSC)
Class B Shares	$8,246	$19,950	$36,729***		$69,591
Class C Shares	$673	$3,509	$5,331***		$813

*	For the period from July 1, 2011 to April 30, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to April 30.
**	All amounts were paid to or retained by the Previous Distributor.
***	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

	Fiscal Period Ended May 31, 2012*	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009***
Fund			Distributor	Previous Distributor
High Yield Municipal Fund
Amount Paid
Class A Shares	$187,563	$94,557	$14,851	$76,842	$62,416
Amount Retained
Class A Shares	$187,563	$86,418	$10,473**		$7,933 (underwriting discount) $33 (CDSC)
Class B Shares	$470	$5,146	$8,610**		$16,011
Class C Shares	$1,292	$2,768	$2,743**		$736

*	For the period from July 1, 2011 to May 31, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to May 31.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.
***	All amounts were paid to or retained by the Previous Distributor.

	Fiscal Period Ended May 31, 2012*	Fiscal Year Ended September 30, 2011	Fiscal Year Ended September 30, 2010		Fiscal Year Ended September 30, 2009***
Fund			Distributor	Previous Distributor
Dividend Income Fund
Amount Paid
Class A Shares	$1,566,959	$2,058,788	$461,110	$580,873	$803,682
Class T Shares	$2,396	$3,067	$2,301	$3,912	$6,141
Amount Retained
Class A Shares	$1,566,770	$2,060,727	$164,846**		$125,322
Class B Shares	$9,536	$33,302	$24,617**		$39,378
Class C Shares	$23,106	$19,863	$19,053**		$5,857
Class T Shares	$2,396	$1,671	$690**		$930

*	For the period from October 1, 2011 to May 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to May 31.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor
***	All amounts were paid to or retained by the Previous Distributor.

	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended August 31, 2011	Fiscal Year Ended August 31, 2010		Fiscal Year Ended August 31, 2009***
Fund			Distributor	Previous Distributor
Oregon Intermediate Municipal Bond Fund
Amount Paid
Class A Shares	$66,487	$78,801	$27,614	$32,775	$53,290
Amount Retained
Class A Shares	$66,766	$78,801	$6,342**		$5,749
Class B Shares	—	$1,453	$99**		$839
Class C Shares	$2,299	$4,930	$2,134**		$3,336

*	For the period from September 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from August 31 to July 31.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor
***	All amounts were paid to or retained by the Previous Distributor.

			Fiscal Year Ended September 30, 2010
Fund	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended September 30, 2011	Distributor	Previous Distributor	Fiscal Year Ended September 30, 2009***
Large Cap Growth Fund
Amount Paid
Class A Shares	$128,148	$105,205	$22,715	$49,723	$74,526
Class E Shares	—	$990	$126	$657	—
Class T Shares	$18,316	$27,359	$13,444	$26,823	$41,614
Amount Retained
Class A Shares	$558,200	$389,500	$10,904**		$18,305
Class B Shares	$29,752	$32,947	$19,269**		$33,744
Class C Shares	$2,515	$1,778	$1,872**		$2,549
Class E Shares	$554	$833	$686**		$87
Class F Shares	N/A	N/A	N/A		N/A
Class T Shares	$18,316	$16,016	$4,898**		$5,524

*	For the period from October 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to July 31.

**	A portion of the amount shown was retained by the Distributor and the Previous Distributor
***	All amounts were paid to or retained by the Previous Distributor.

			Fiscal Year Ended November 30, 2010
Fund	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended November 30, 2011	Distributor	Previous Distributor	Fiscal Year Ended November 30, 2009***
Tax-Exempt Fund
Amount Paid
Class A Shares	$904,276	$608,257	$391,049	$276,186	$617,256
Amount Retained
Class A Shares	$1,656,814	$1,010,865	$85,745**		$75,800
Class B Shares	$2,671	$5,332	$5,696**		$12,162
Class C Shares	$2,804	$6,965	$2,737**		$6,371

*	For the period from December 1, 2011 to July 31, 2012. During this period, the fiscal year end of the Fund was changed from November 30 to July 31.
**	All amounts were paid to or retained by the Previous Distributor.
***	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

	Fiscal Year Ended August 31, 2012	Fiscal Year Ended August 31, 2011	Fiscal Year Ended August 31, 2010
Fund			Distributor	Previous Distributor
Balanced Fund
Amount Paid
Class A Shares	$993,342	$618,495	$207,936	$337,368
Amount Retained
Class A Shares	$1,199,432	$708,040	$81,893*
Class B Shares	$10,053	$6,935	$10,629*
Class C Shares	$5,256	$6,750	$7,621*
Global Dividend Opportunity Fund
Amount Paid
Class A Shares	$40,423	$76,025	$16,138	$42,407
Amount Retained
Class A Shares	$41,401	$76,548	$8,700*
Class B Shares	$6,167	$9,175	$29,424*
Class C Shares	$1,234	$1,209	$2,257*
Greater China Fund
Amount Paid
Class A Shares	$36,548	$167,296	$56,938	$249,112
Amount Retained
Class A Shares	$36,549	$167,330	$43,504*
Class B Shares	$17,223	$14,795	$33,525*
Class C Shares	$861	$5,229	$15,024*
Mid Cap Growth Fund
Amount Paid
Class A Shares	$106,910	$179,957	$19,121	$32,841
Class T Shares	$76	$65	$156	$372
Amount Retained
Class A Shares	$111,201	$180,981	$7,346*
Class B Shares	$5,714	$5,021	$4,870*
Class C Shares	$4,201	$8,468	$1,021*
Class T Shares	$76	$17	$61*

	Fiscal Year Ended August 31, 2012	Fiscal Year Ended August 31, 2011	Fiscal Year Ended August 31, 2010
Fund			Distributor	Previous Distributor
Small Cap Growth Fund I
Amount Paid
Class A Shares	$9,021	$111,874	$27,242	$55,837
Amount Retained
Class A Shares	$9,028	$111,563	$11,901*
Class B Shares	$3,123	$3,117	$5,690*
Class C Shares	$1,070	$1,301	$2,854*
Technology Fund
Amount Paid
Class A Shares	$23,530	$109,950	$24,387	$97,189
Amount Retained
Class A Shares	$23,530	$109,995	$18,007*
Class B Shares	$8,446	$16,836	$19,027*
Class C Shares	$2,232	$773	$3,446*

*	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

	Fiscal Period Ended August 31, 2012*	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011		Fiscal Year Ended March 31, 2010***
Fund			Distributor	Previous Distributor
Emerging Markets Fund
Amount Paid
Class A Shares	$18,741	$49,385	$60,093	$6,426	$71,380
Amount Retained
Class A Shares	$18,741	$49,492	$9,645**		$11,618
Class C Shares	$2,155	$667	$1,767**		$134
Energy and Natural Resources Fund
Amount Paid
Class A Shares	$22,545	$164,279	$225,683	$25,646	$367,133
Amount Retained
Class A Shares	$42,140	$231,804	$31,630**		—
Class B Shares	$2,804	—	—		—
Class C Shares	$201	$5,419	$5,798**		—
Value and Restructuring Fund
Amount Paid
Class A Shares	$11,839	$56,490	$122,036	$26,083	$323,994
Amount Retained
Class A Shares	$11,959	$56,508	$21,306**		$54,926
Class C Shares	$1,012	$9,633	$15,522**		$22,254

*	For the period from April 1, 2012 to August 31, 2012. During the period, the fiscal year end of each Fund was changed from March 31 to August 31.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor
***	All amounts were paid to or retained by the Previous Distributor.

Fund	Fiscal Period Ended August 31, 2012*	Fiscal Year Ended September 30, 2011	Fiscal Year Ended September 30, 2010		Fiscal Year Ended September 30, 2009***
			Distributor	Previous Distributor
Contrarian Core Fund
Amount Paid
Class A Shares	$260,972	$339,489	$137,976	$181,656	$86,071
Class T Shares	$7,858	$16,898	$4,739	$10,074	$12,088
Amount Retained
Class A Shares	$441,560	$454,859	$47,600**		$12,921
Class B Shares	$9,563	$14,090	$3,157**		$4,070
Class C Shares	$3,742	$4,425	$4,090**		$442
Class T Shares	$7,858	$11,309	$1,978**		$1,659
Small Cap Core Fund
Amount Paid
Class A Shares	$93,025	$162,671	$48,856	$76,255	$65,118
Class T Shares	$5,432	$9,681	$3,429	$7,144	$10,735
Amount Retained
Class A Shares	$93,371	$162,736	$2,131**		$9,774
Class B Shares	$922	$593	$1,251**		$20,617
Class C Shares	$2,447	$1,576	—		$100
Class T Shares	$5,432	$5,871	—		$1,442

*	For the period from October 1, 2011 to August 31, 2012. During the period, the fiscal year end of each Fund was changed from September 30 to August 31.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.
***	All amounts were paid to or retained by the Previous Distributor.

Fund	Fiscal Period Ended August 31, 2012*
AP – Core Plus Bond Fund
Amount Paid
Class A Shares	—
Amount Retained
Class A Shares	—
AP – Small Cap Equity Fund
Amount Paid
Class A Shares	—
Amount Retained
Class A Shares	—
AP – Alternative Strategies Fund
Amount Paid
Class A Shares	—
Amount Retained
Class A Shares	—

*	For the period from the applicable Fund’s commencement of operation to August 31, 2012.

Fund	Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31, 2011	Fiscal Year Ended October 31, 2010
			Distributor	Previous Distributor
CA Tax-Exempt Fund
Amount Paid
Class A Shares	$200,766	$85,782	$89,783	$44,249
Amount Retained
Class A Shares	$273,778	$102,429	$17,544*
Class B Shares	$2,692	$379	$1,225*
Class C Shares	$3,580	$1,501	$2,890*
CT Intermediate Municipal Bond Fund
Amount Paid
Class A Shares	$12,299	$9,598	$5,855	$3,126
Class T Shares	—	—	$45	$59
Amount Retained
Class A Shares	$12,299	$9,598	$1,256*
Class B Shares	—	$76	$219*
Class C Shares	$93	—	$370*
Class T Shares	—	—	$16*
Intermediate Municipal Bond Fund
Amount Paid
Class A Shares	$125,904	$46,383	$43,435	$41,026
Class T Shares	$105	$672	$38	$79
Amount Retained
Class A Shares	$191,156	$82,794	$8,703*
Class B Shares	$347	$1,510	$1,024*
Class C Shares	$4,058	$5,457	$2,987*
Class T Shares	$105	$648	$13*
MA Intermediate Municipal Bond Fund
Amount Paid
Class A Shares	$34,421	$25,139	$9,795	$12,516
Class T Shares	$454	$811	$2,089	$1,583
Amount Retained
Class A Shares	$40,902	$25,139	$4,882*
Class B Shares	$5	$525	$18*
Class C Shares	—	$742	$1,972*
Class T Shares	$454	$811	$656*
NY Intermediate Municipal Bond Fund
Amount Paid
Class A Shares	$37,029	$33,089	$12,335	$13,731
Class T Shares	$28	$29	$25	$38
Amount Retained
Class A Shares	$37,522	$33,089	$2,295*
Class B Shares	$27	$623	$150*
Class C Shares	$5,389	$1,414	$5,130*
Class T Shares	$28	$19	$77*

Fund	Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31, 2011	Fiscal Year Ended October 31, 2010
			Distributor	Previous Distributor
NY Tax-Exempt Fund
Amount Paid
Class A Shares	$150,059	$76,170	$67,590	$36,017
Amount Retained
Class A Shares	$162,976	$83,061	$29,350*
Class B Shares	$1,249	$1,002	$3,080*
Class C Shares	$1,378	$946	$100*

*	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

Fund	Fiscal Period Ended October 31, 2012*	Fiscal Year Ended May 31, 2012	Fiscal Year Ended May 31, 2011	Fiscal Year Ended May 31, 2010
				Distributor		Previous Distributor
International Bond Fund
Amount Paid
Class A Shares	$6,675	$14,391	$7,778	$532		$7,025
Amount Retained
Class A Shares	$3,548	$16,071	$1,205	$869	**
Class C Shares	—	$64	—	$4	**
Strategic Income Fund
Amount Paid
Class A Shares	$1,572,768	$1,379,650	$618,447	$62,252		$1,393,488
Amount Retained
Class A Shares	$787,126	$1,735,829	$83,447	$212,105	**
Class B Shares	$11,682	$39,178	$71,922	$112,534	**
Class C Shares	$7,631	$15,293	$15,383	$55,451	**

*	For the period from June 1, 2012 to October 31, 2012. During the period, the fiscal year of each Fund was changed from May 31 to October 31.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

Fund	Fiscal Year Ended December 31, 2012	Fiscal Year Ended December 31, 2011	Fiscal Year Ended December 31, 2010
			Administrator	Previous Administrator
Real Estate Equity Fund
Amount Paid
Class A Shares	$99,663	$63,563	$14,895.88	$4,186.53
Amount Retained
Class A Shares	$151,515	$102,309	$3,047**
Class B Shares	$3,035	$3,425	$4,665**
Class C Shares	$608	$683	$226**

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the Investment

Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund’s registration statement.

In many instances, the compensation paid to the Investment Manager and other Ameriprise Financial affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Investment Manager and other Ameriprise Financial affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Ameriprise Financial affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part 1A of the Investment Manager’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about the Investment Manager’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Investment Manager’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Ameriprise Financial and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other than the Funds. In this regard, Ameriprise Financial is a major financial services company. Ameriprise Financial and its affiliates are engaged in a wide range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, broker-dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Ameriprise Financial and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Investment Manager and other affiliates of Ameriprise Financial may advise or manage funds and accounts other than the Funds. In this regard, Ameriprise Financial and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Investment Manager and Ameriprise Financial’s other investment adviser affiliates (including, for example, Columbia Wanger Asset Management, LLC) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Ameriprise Financial and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Ameriprise Financial and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Investment Manager and other Ameriprise Financial affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Investment Manager or other Ameriprise Financial affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Investment Manager or other Ameriprise Financial affiliates. Similarly, a position taken by Ameriprise Financial and its affiliates, including the

Investment Manager, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Ameriprise Financial and its affiliates, including the Investment Manager, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. For example, the Funds may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Funds for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Ameriprise Financial and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Investment Manager or other Ameriprise Financial affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Investment Manager or other Ameriprise Financial affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Investment Manager has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Investment Manager and other affiliates of Ameriprise Financial. For more information, see Investment Advisory and Other Services – The Investment Manager and Investment Advisory Services – Portfolio Manager(s) – The Investment Manager’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Ameriprise Financial and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Ameriprise Financial and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Ameriprise Financial and its affiliates, including the portfolio managers of the Investment Manager, will make investment decisions without regard to information otherwise known by other employees of Ameriprise Financial and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Ameriprise Financial and its affiliates. For example, if the Investment Manager or another Ameriprise Financial affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – The Investment Manager and Investment Advisory Services – Portfolio Manager(s) – The Investment Manager’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Investment Manager may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Ameriprise Financial and its affiliates also may act as an investment adviser, investment manager, administrator, transfer agent, custodian, trustee, broker-dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Investment Manager, Distributor and Transfer Agent and other Ameriprise Financial affiliates receive could be greater than the compensation Ameriprise Financial and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Investment Manager, Distributor and Transfer Agent and other Ameriprise Financial affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Ameriprise Financial and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Ameriprise Financial and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Investment Manager endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Investment Manager’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Ameriprise Financial and its affiliates. The Investment Manager has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Investment Manager and/or its affiliates, including Ameriprise Financial and its affiliates. For more information about the Investment Manager’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Ameriprise Financial and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Ameriprise Financial and its affiliates will materially adversely affect the Funds, Ameriprise Financial and its affiliates have adopted policies and procedures, and the Funds, the Board, the Investment Manager and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of a Fund because of, among other factors, their or their affiliates’ ownership or control of shares of the Fund, may have an interest that potentially conflicts with the interests of the Fund. For example, an affiliate of Ameriprise Financial may sell securities to a Fund from an offering in which it is an underwriter or that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent a Fund from engaging in transactions with an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of a Fund participates.

Certain Investment Limitations

Regulatory and other restrictions may limit a Fund’s investment activities in various ways. For example, regulations regarding certain industries and markets, such as emerging or international markets, and certain transactions, such as those involving certain futures and derivatives as well as restrictions applicable to certain issuers (e.g., poison pills), may impose limits on the aggregate amount of investments that may be made by affiliated investors, including accounts owned or managed by the same or affiliated managers, in the aggregate or in individual issuers. In these circumstances, the Investment Manager may be prevented from acquiring securities for a Fund that it might otherwise prefer to acquire if the acquisition would cause the Fund and its affiliated investors to exceed an applicable limit. These types of regulatory and other applicable limits are complex and vary significantly in different contexts including, among others, from country to country, industry to industry and issuer to issuer. The Investment Manager has procedures in place designed to monitor potential conflicts arising from regulatory and other limits. Nonetheless, given the complexity of these limits, the Investment Manager and its affiliates may inadvertently breach these limits, and a Fund may therefore be required to sell securities that it might otherwise prefer to hold in order to comply with such limits. At certain times, a Fund may be restricted in its investment activities because of relationships that an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities. This could happen, for example, if a Fund desired to buy a security issued by a company for which Ameriprise Financial or an affiliate serves as underwriter. The internal policies and procedures of Ameriprise Financial and its affiliates covering these types of restrictions and addressing similar issues also may at times restrict a Fund’s investment activities. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The financial relationships that Ameriprise Financial and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Ameriprise Financial and/or its affiliates and/or in companies in which Ameriprise Financial and its affiliates have an equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Ameriprise Financial and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Investment Manager of information derived from the non-investment advisory/management activities of Ameriprise Financial and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Ameriprise Financial and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Investment Manager.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial Affiliates’ Marketing and Use of the Columbia Funds as Investment Options

Ameriprise Financial and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by Ameriprise Financial and its affiliates, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by affiliates of Ameriprise Financial, as well as for other Columbia Funds structured as “funds of funds.” The use of the Columbia Funds in connection with other products and services offered by Ameriprise

Financial and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Ameriprise Financial and its affiliates.

Ameriprise Financial and its affiliates, including the Investment Manager, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Ameriprise Financial and its affiliates, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Investment Manager and other affiliates of Ameriprise Financial may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices – Additional Selling Agent Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Investment Services Corp. (formerly, RiverSource Service Corporation) is the transfer agent for the Funds. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Class I shares and, for at least 12 months after November 1, 2012, Class Y shares are not subject to transfer agency fees. The Funds pay the Transfer Agent an annual transfer agency fee of $21.00 per account, payable monthly for all share classes, except for Class I shares. Prior to July 1, 2012, the Funds paid the Transfer Agent an annual transfer agency fee of $12.08 per account, payable monthly; prior to September 7, 2010, the Funds paid the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) an annual transfer agency fee of $22.36 per account, payable monthly; and for the period from March 31, 2009 through October 31, 2009, the Previous Transfer Agent was paid an annual transfer agency fee of $17.34 per account, payable monthly.

In addition to the per-account fee, the Funds pay the Transfer Agent (a) a fee with respect to Class A, Class B, Class C, Class R, Class R4 (beginning November 1, 2012), Class T, Class W and Class Z at the annual rate of 0.20% of the average aggregate value of shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial owner is a customer of Ameriprise Financial Services, Inc., for which the transfer agent is reimbursed $16 annually, calculated monthly based on the total number of positions in which accounts at the end of such month) or (b) a fee with respect to Class K and Class R5 shares of 0.05% of the average aggregate value of shares maintained in omnibus accounts, provided that total transfer agency fees for Class K and Class R5 shares, including reimbursements, shall not exceed 0.05%. (Neither Class I shares nor Class Y shares are subject to these fees relating to omnibus accounts.) Prior to November 1, 2012, the fee described above for Class A, Class B, Class C, Class R, Class T, Class Y and Class Z on the aggregate value of shares maintained in omnibus accounts (other than accounts for which American Enterprise Investment Services, Inc. was broker) was up to 0.20%. Prior to November 1, 2012, Class R4 shares were subject to a lower transfer agency fee equal to (i) an annual fee of $21 per account and (ii) up to 0.05% of the average aggregate value of shares maintained in omnibus accounts. Prior to September 7, 2010, the Funds reimbursed the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) for the fees and expenses the Transfer Agent paid to financial intermediaries that maintained omnibus accounts with the Funds, subject to a cap of up to $22.36 per account for financial intermediaries that sought payment by the Transfer Agent on a per account basis and a cap equal to 0.15% of a Fund’s net assets represented by such an account for financial intermediaries that sought payment by the Transfer Agent based on a percentage of net assets.

The Funds also pay certain reimbursable out-of-pocket expenses of the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds.

Transfer agency costs for each Fund are calculated separately for each of (i) Class Y shares, (ii) Class K and Class R5 shares and (iii) all other share classes (except Class I shares, which pay no transfer agency fees). Pursuant to the Administrative Services Agreement, the Administrator pays the Transfer Agency Fees of U.S. Treasury Index Fund on behalf of the Fund.

The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

Plan Administration Services

The Funds that offer Class K shares have a Plan Administration Services Agreement with the Transfer Agent. Under the agreement, the Funds pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). The fee for services is equal on an annual basis to 0.25% of the average daily net assets of each Fund attributable to Class K shares.

The Custodian

The Funds’ securities and cash are held pursuant to a custodian agreement with JPMorgan, 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. JPMorgan is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends. The custodian is permitted to deposit some or all of their securities in central depository systems as allowed by federal law. For its services, each fund pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the Funds’ custodian agreement.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 225 South Sixth Street, Minneapolis, MN 55402, is the Funds’ independent registered public accounting firm. The financial statements contained in each Fund’s annual report were audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review their tax returns for their respective fiscal year ends.

The Reports of Independent Registered Public Accounting Firm and the audited financial statements are included in the annual reports to shareholders of the Funds, and are incorporated herein by reference. No other parts of the annual reports or semi-annual reports to shareholders are incorporated by reference herein except that the unaudited financial statements included in the semi-annual report to shareholders of Intermediate Municipal Bond Fund, New York Tax-Exempt Fund and Real Estate Equity Fund are incorporated herein by reference. The audited financial statements incorporated by reference into the Funds’ prospectuses and this SAI have been so incorporated in reliance upon the report of the independent registered public accounting firm, given on its authority as an expert in auditing and accounting.

Counsel

Ropes & Gray LLP serves as legal counsel to the Trust. Its address is Prudential Tower, 800 Boylston St., Boston, Massachusetts 02199. Vedder Price P.C. serves as co-counsel. Its address is 1401 I Street N.W., Suite 1100, Washington, DC 20005.

Distribution and Servicing Plans

The Trust has adopted distribution and/or shareholder servicing plans for the Class A shares, Class B shares, Class C shares, Class E shares, Class F shares, Class R shares, Class K shares, Class T shares and Class W shares of the Funds. See Capital Stock and Other Securities for information about which Funds offer which classes of shares. The Funds no longer accept investments from new or existing investors in Class B shares, Class E shares, Class F shares or Class T shares, except for certain limited transactions from existing investors in any such shares. See the prospectuses for these share classes of the Funds for details.

The table below shows the maximum annual distribution and/or services fees (payable monthly and calculated based on an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.10%	0.25%	up to 0.35%[a,b]
Class A for Active Portfolio Funds	up to 0.25%	up to 0.25%	0.25%
Class B	0.75%	0.25%	1.00%[b]
Class C	0.75%	0.25%	1.00%[b,c]
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class K	none	0.25%[d]	0.25%[d]
Class R	0.50%	— [e]	0.50%
Class R4	none	none	none
Class R5	none	none	none
Class T	none	0.50%[f]	0.50%[f]
Class W	0.25%	0.25%	0.25%
Class Y	none	none	none
Class Z	none	none	none
Ultra Short Term Bond Fund	none	none	none

[a]	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Class A Distribution Fee	Class A Service Fee	Class A Combined Total
Active Portfolio Funds	0.25%	0.25%	0.25	%*
Balanced Fund, Contrarian Core Fund, Dividend Income Fund, Intermediate Bond Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Oregon Intermediate Municipal Bond Fund, Real Estate Equity Fund, Small Cap Core Fund, Small Cap Growth Fund I, Technology Fund	0.10%	0.25%	0.35	%**

Funds	Class A Distribution Fee	Class A Service Fee	Class A Combined Total
Bond Fund, CA Tax-Exempt Fund, CT Intermediate Municipal Bond Fund, Corporate Income Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Global Dividend Opportunity Fund, Greater China Fund, International Bond Fund, MA Intermediate Municipal Bond Fund, NY Intermediate Municipal Bond Fund, NY Tax-Exempt Fund, Pacific/Asia Fund, Risk Allocation Fund, Select Large Cap Growth Fund, Small Cap Value Fund I, Strategic Income Fund, U.S. Treasury Index Fund, Value and Restructuring Fund	—	0.25%	0.25%
High Yield Municipal Fund, Intermediate Municipal Bond Fund, and Tax-Exempt Fund	—	0.20%	0.20%

*	Class A shares of Active Portfolio Funds may pay distribution and service fees up to a maximum of 0.25% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.25% for distribution services and up to 0.25% for shareholder liason services).
**	The indicated Funds may pay distribution and service fees up to a maximum of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
[b]

Service Fee for Class A shares, Class B shares and Class C shares of High Yield Municipal Fund, Intermediate Municipal Bond Fund and Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

[c]

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for the State Tax-Exempt Funds) does not exceed the specified percentage annually: 0.70% for CA Tax-Exempt Fund, and NY Tax-Exempt Fund; 0.55% for Intermediate Municipal Bond Fund; 0.65% for CT Intermediate Municipal Bond Fund, MA Intermediate Municipal Bond Fund, NY Intermediate Municipal Bond Fund, Oregon Intermediate Municipal Bond Fund and Tax-Exempt Fund; 0.85% for Bond Fund, Corporate Income Fund, High Yield Municipal Fund, Intermediate Bond Fund, Strategic Income Fund and U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

[d]

The shareholder service fees for Class K shares are not paid pursuant to a Rule 12b-1 plan. Under a Plan Administration Services Agreement, the Funds’ Class K shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

[e]	Class R shares pay a distribution fee pursuant to a Fund’s distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares.
[f]

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed income Funds. See Class T Shares Shareholder Service Fees below for more information.

The shareholder servicing plan permits the Funds to compensate or reimburse Selling Agents for the shareholder services they have provided. The Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Funds to compensate or reimburse the Distributor and/or Selling Agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans may be paid to affiliates of the Distributor and Ameriprise Financial.

Under the shareholder servicing plan, the Board must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the shareholder servicing plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the shareholder servicing plan or in any agreement related to it. Any material amendment to the shareholder servicing plan must be approved in the same manner. The shareholder servicing plan is terminable at any time with respect to the Funds by a vote of a majority of the Independent Trustees.

The Trustees believe the Distribution Plan could be a significant factor in the growth and retention of a Fund’s assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Distribution Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees. The Distribution Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Distribution Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Distribution Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares.

Class T Shares Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their Selling Agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the Selling Agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis. The Funds consider “administrative support services” to include, without limitation, (i) aggregating and processing purchase and redemption orders, (ii) providing beneficial owners with statements showing their positions in the Funds, (iii) processing dividend payments, (iv) providing sub-accounting services for Fund shares held beneficially, (v) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to beneficial owners, (vi) receiving, tabulating and transmitting proxies executed by the beneficial owners, (vii) sub-transfer agent services for beneficial owners of Fund shares and (viii) other similar services.

Distribution and Service Fees Paid by the Funds

The Distributor and the Previous Distributor received distribution and service fees from the Funds for their services as reflected in the following charts, which show distribution and service fees paid to and waived by, as applicable, the Distributor and the Previous Distributor, for the most recently completed fiscal year, except as otherwise indicated. The Trust is not aware as to what amount, if any, of the distribution and service fees paid to the Distributor and Previous Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel, or interest, carrying or other financing charges. Class I, Class R4, Class R5, Class Y shares, Class Z shares and shares of Ultra Short Term Bond Fund do not pay distribution and service fees.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended March 31, 2012

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class T Shares	Class W Shares
Pacific/Asia Fund
Distribution Fee	—	—	$1,771	—	—	—
Service Fee	$3,549	—	$590	—	—	—
Fees Waived by the Distributor	—	—	—	—	—	—

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class T Shares	Class W Shares
Select Large Cap Growth
Distribution Fee	—	—	$301,363	$41,363	—	—
Service Fee	$3,857,839	—	$100,454	—	—	$107,565
Fees Waived by the Distributor	—	—	—	—	—	—

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended April 30, 2012

Fund	Class A Shares		Class B Shares		Class C Shares		Class R Shares		Class T Shares		Class W Shares
	Fiscal Period Ended April 30, 2012*	Fiscal Year Ended March 31, 2012	Fiscal Period Ended April 30, 2012*	Fiscal Year Ended March 31, 2012	Fiscal Period Ended April 30, 2012	Fiscal Year Ended March 31, 2012	Fiscal Period Ended April 30, 2012	Fiscal Year Ended March 31, 2012	Fiscal Period Ended April 30, 2012	Fiscal Year Ended March 31, 2012	Fiscal Period Ended April 30, 2012	Fiscal Year Ended March 31, 2012
Bond Fund
Distribution Fee	—	—	$1,860	$29,481	$10,718	$105,763	$1,071	$2,840	—	—	—	—
Service Fee	$17,423	$192,222	$620	$9,827	$3,571	$35,265	—	—	—	—	$1	$7
Fees Waived by the Distributor	—	—	—	—	$2,148	$21,128	—	—	—	—	—	—
Corporate Income Fund
Distribution Fee	—	—	$2,012	$29,035	$10,376	$86,346	—	—	—	—	—	—
Service Fee	$25,636	$237,757	$670	$9,676	$3,459	$28,819	—	—	—	—	$33,987	$330,921
Fees Waived by the Distributor	—	—	—	—	$2,075	$17,162	—	—	—	—	—	—
Intermediate Bond Fund
Distribution Fee	—	—	$3,921	$70,947	$22,503	$254,567	$1,161	$13,608	—	—	—	—
Service Fee	$72,873	$576,155	$1,307	$23,649	$7,501	$84,880	—	—	—	—	$1	$7
Fees Waived by the Distributor	—	—	—	—	$4,501	$50,856	—	—	—	—	—	—
U.S. Treasury Index Fund
Distribution Fee	—	—	$1,989	$27,017	$7,470	$95,403	—	—	—	—	—	—
Service Fee	$9,200	$113,178	$663	$9,006	$2,490	$31,847	—	—	—	—	—	—
Fees Waived by the Distributor	—	—	—	—	$1,494	$18,969	—	—	—	—	—	—

*	For the period from April 1, 2012 to April 30, 2012. During the period, the fiscal year end for each Fund was changed from March 31 to April 30.

Distribution and Service Fees Paid by the Fund for the Fiscal Period Ended April 30, 2012

Fund	Class A Shares		Class B Shares		Class C Shares		Class R Shares
	Fiscal Period Ended April 30, 2012*	Fiscal Year Ended June 30, 2011	Fiscal Period Ended April 30, 2012*	Fiscal Year Ended June 30, 2011	Fiscal Period Ended April 30, 2012*	Fiscal Year Ended June 30, 2011	Fiscal Period Ended April 30, 2012*	Fiscal Year Ended June 30, 2011
Small Cap Value Fund I
Combined Distribution and Service Fee	$1,267,447	$1,705,653	—	—	—	—	—	—
Distribution Fee	—	—	$83,699	$157,721	$276,071	$404,763	$4,446	$23
Service Fee	—	—	$27,900	$51,999	$92,024	$134,921	—	—
Fees Waived by the Distributor	—	—	—	—	—	—	—	—

*	For the period from July 1, 2011 to April 30, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to April 30.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended May 31, 2012

	Class A Shares		Class B Shares		Class C Shares
Fund	Fiscal Period Ended May 31, 2012*	Fiscal Year Ended June 30, 2011	Fiscal Period Ended May 31, 2012*	Fiscal Year Ended June 30, 2011	Fiscal Period Ended May 31, 2012*	Fiscal Year Ended June 30, 2011
High Yield Municipal Fund
Distribution Fee	—	—	$17,123	$35,374	$68,464	$69,938
Service Fee	$140,644	$142,778	$4,566	$9,433	$18,262	$18,652
Fees Waived by the Distributor	—	—	—	—	$13,678	$13,980

*	For the period from July 1, 2011 to May 31, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to May

Fund	Class A Shares		Class B Shares		Class C Shares
	Fiscal Period Ended May 31, 2012**	Fiscal Year Ended September 30, 2011	Fiscal Period Ended May 31, 2012**	Fiscal Year Ended September 30, 2011	Fiscal Period Ended May 31, 2012**	Fiscal Year Ended September 30, 2011
Dividend Income Fund
Distribution Fee	—	—	$81,704	$146,783	$1,210,003	$1,164,658
Service Fee	$2,454,192	$2,530,486	$27,234	$48,928	$403,334	$388,219
Fees Waived by the Distributor	—	—	—	—	—	—

Fund	Class R Shares		Class T Shares*		Class W Shares
	Fiscal Period Ended May 31, 2012**	Fiscal Year Ended September 30, 2011	Fiscal Period Ended May 31, 2012**	Fiscal Year Ended September 30, 2011	Fiscal Period Ended May 31, 2012**	Fiscal Year Ended September 30, 2011
Dividend Income Fund
Distribution Fee	$76,739	$62,372	—	—	—	—
Service Fee	—	—	$158,657	$247,391	$80,221	$75,979
Fees Waived by the Distributor	—	—	—	—	—	—

*	Paid pursuant to the Shareholder Plan for Class T shares.
**	For the period from October 1, 2011 to May 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to May 31.

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended July 31, 2012

	Class A Shares		Class B Shares		Class C Shares
Fund	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended August 31, 2011	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended August 31, 2011	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended August 31, 2011
Oregon Intermediate Municipal Bond Fund
Distribution Fee	—	—	$386	$1,751	$141,880	$124,160
Service Fee	$65,031	$63,916	$129	$576	$47,313	$41,436
Fees Waived by the Distributor	—	—	—	—	66,179	—

*	For the period from September 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from August 31 to July 31.

	Class A Shares		Class B Shares		Class C Shares		Class E Shares
Fund	Fiscal Period Ended July 31, 2012**	Fiscal Year Ended September 30, 2011	Fiscal Period Ended July 31, 2012**	Fiscal Year Ended September 30, 2011	Fiscal Period Ended July 31, 2012**	Fiscal Year Ended September 30, 2011	Fiscal Period Ended July 31, 2012**	Fiscal Year Ended September 30, 2011
Large Cap Growth Fund
Distribution Fee	—	—	$316,979	$313,139	$249,172	$224,218	$11,030	$14,014
Service Fee	$2,711,869	$1,875,799	$105,660	$104,378	$83,057	$74,740	$27,576	$35,041
Fees Waived by the Distributor	—	—	—	—	—	—	—	—

	Class F Shares		Class R Shares		Class T Shares*		Class W Shares
Fund	Fiscal Period Ended July 31, 2012**	Fiscal Year Ended September 30, 2011	Fiscal Period Ended July 31, 2012**	Fiscal Year Ended September 30, 2011	Fiscal Period Ended July 31, 2012**	Fiscal Year Ended September 30, 2011	Fiscal Period Ended July 31, 2012**	Fiscal Year Ended September 30, 2011
Large Cap Growth Fund
Distribution Fee	$3,726	$3,945	$5,164	$5,414	—	—	—	—
Service Fee	$1,242	$1,315	—	—	$361,400	$462,721	$6	$6
Fees Waived by the Distributor	—	—	—	—	—	—	—	—

*	Paid pursuant to the Shareholder Plan for Class T shares
**	For the period from October 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to July 31.

	Class A Shares		Class B Shares		Class C Shares
Fund	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended November 30, 2011	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended November 30, 2011	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended November 30, 2011
Tax-Exempt Fund
Distribution Fee	—	—	$60,702	$75,966	$438,820	$424,507
Service Fee	$5,058,836	$4,896,170	$16,187	$20,268	$117,056	$113,222
Fees Waived by the Distributor	—	—	—	—	$87,652	$84,839

*	For the period from December 1, 2011 to July 31, 2012. During this period, the fiscal year end of the Fund was changed from November 30 to July 31.

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended  August 31, 2012

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class T* Shares	Class W Shares
AP – Alternative Strategies Fund*
Distribution Fee	—	—	—	—	—	—
Service Fee	$385,028	—	—	—	—	—
Fees Waived by the Distributor	—	—	—	—	—	—

AP – Core Plus Bond Fund*
Distribution Fee	—	—	—	—	—	—
Service Fee	$3,805,840	—	—	—	—	—
Fees Waived by the Distributor		—	—	—	—	—

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class T* Shares	Class W Shares
AP – Small Cap Equity Fund*
Distribution Fee	—	—	—	—	—	—
Service Fee	$329,302	—	—	—	—	—
Fees Waived by the Distributor		—	—	—	—	—

Balanced Fund
Distribution Fee	—	$101,494	$435,278	$6,750	—	—
Service Fee	$1,771,192	$33,832	$145,093	—	—	—
Fees Waived by the Distributor	—	—	—	—	—	—

Global Dividend Opportunity Fund
Distribution Fee	—	$96,313	$104,233	$5,705	N/A	—
Service Fee	$337,555	$32,104	$34,744	—	N/A	$7
Fee Waived by the Distributor	—	—	—	—	N/A	—

Greater China Fund
Distribution Fee	—	$64,938	$186,613	—	—	—
Service Fee	$219,269	$21,646	$62,205	—	—	$1
Fees Waived by the Distributor	—	—	—	—	—	—

Mid Cap Growth Fund
Distribution Fee	—	$47,183	$366,657	$129,636	—	—
Service Fee	$810,644	$15,728	$122,219	—	$63,857	$163,275
Fees Waived by the Distributor	—	—	—	—	—	—

Small Cap Growth Fund I
Distribution Fee	—	$12,251	$99,385	$276	—	—
Service Fee	$193,242	$4,084	$33,128	—	—	—
Fees Waived by the Distributor	—	—	—	—	—	—

*	AP – Core Plus Bond Fund and AP – Small Cap Equity Fund commenced operations on April 20, 2012 and AP – Alternative Strategies Fund commenced operations on April 23, 2012. Fees shown are from the Fund’s commencement of operations to August 31, 2012.

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class T* Shares	Class W Shares
Technology Fund
Distribution Fee	—	$34,248	$130,901	—	—	—
Service Fee	$141,008	$11,416	$43,634	—	—	—
Fees Waived by the Distributor	—	—	—	—	—	—

*	Paid pursuant to the Shareholder Plan for Class T shares

	Class A Shares		Class B Shares		Class C Shares		Class R Shares		Class T Shares*		Class W Shares
Fund	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended March 31, 2012	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended March 31, 2012	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended March 31, 2012	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended March 31, 2012	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended March 31, 2012	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended March 31, 2012
Emerging Markets Fund
Distribution Fee	—	—	—	—	$8,773	$14,910	$1,027	$567	—	—	—	—
Service Fee	$11,875	$27,458	—	—	$2,924	$4,970	—	—	—	—	$32,219	$90,934
Fee Waived by the Distributor	—	—	—	—	—	—	—	—	—	—	—	—

Energy and Natural Resources Fund
Distribution Fee	—	—	$14,962	$48,822	$60,913	$188,847	$2,055	$1,810	—	—	—	—
Service Fee	$132,117	$377,408	$4,987	$14,941	$20,304	$62,949	—	—	—	—	—	—
Fee Waived by the Distributor	—	—	—	—	—	—	—	—	—	—	—	—

	Class A Shares		Class B Shares		Class C Shares		Class R Shares		Class T Shares*		Class W Shares
Fund	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended March 31, 2012	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended March 31, 2012	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended March 31, 2012	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended March 31, 2012	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended March 31, 2012	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended March 31, 2012
Value and Restructuring Fund
Distribution Fee	—	—	—	—	$116,999	$393,542	$72,328	$230,164	—	—	—	—
Service Fee	$151,901	$505,893	—	—	$39,000	$131,181	—	—	—	—	$3	$7
Fee Waived by the Distributor	—	—	—	—	—	—	—	—	—	—	—	—

*	Paid pursuant to the Shareholder Plan for Class T shares.
**	For the period from April 1, 2012 to August 31, 2012. During the period, the fiscal year end of the Fund was changed from March 31 to August 31.

	Class A Shares		Class B Shares		Class C Shares
Fund	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended September 30, 2011	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended September 30, 2011	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended September 30, 2011
Contrarian Core Fund
Distribution Fee	—	—	$154,470	$130,253	$340,219	$229,197
Service Fee	$1,195,902	$740,976	$51,490	$43,417	$113,406	$76,418
Fees Waived by the Distributor	—	—	—	—	—	—

Small Cap Core Fund
Distribution Fee	—	—	$29,241	$114,427	$185,335	$188,086
Service Fee	$484,083	$414,238	$9,747	$38,142	$61,778	$62,696
Fees Waived by the Distributor	—	—	—	—	—	—

	Class R Shares		Class T Shares*		Class W Shares
Fund	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended September 30, 2011	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended September 30, 2011	Fiscal Period Ended August 31, 2012**	Fiscal Year Ended September 30, 2011
Contrarian Core Fund
Distribution Fee	$10,329	$20	—	—	—	—
Service Fee	—	—	$314,161	$362,876	$224,751	$165,741
Fees Waived by the Distributor	—	—	—	—	—	—
Small Cap Core Fund
Distribution Fee	—	—	—	—	—	—
Service Fee	—	—	$196,073	$239,882	$116,270	$138,715
Fees Waived by the Distributor	—	—	—	—	—	—

*	Paid pursuant to the Shareholder Plan for Class T shares
**	For the period from October 1, 2011 to August 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to August 31.

Distribution and Service Fees Paid by the Fund for the Fiscal Year Ended October 31, 2012

Fund	Class A Shares	Class B Shares	Class C Shares	Class T Shares*
CA Tax-Exempt Fund
Distribution Fee	—	$13,961	$316,512	N/A
Service Fee	$1,061,446	$4,654	$105,548	N/A
Fees Waived by the Distributor	—	—	$126,525	N/A

Fund	Class A Shares	Class B Shares	Class C Shares	Class T Shares*
CT Intermediate Municipal Bond Fund
Distribution Fee	—	$1,788	$54,033	—
Service Fee	$20,636	$596	$18,015	$22,788
Fees Waived by the Distributor	—	—	$25,209	—
Intermediate Municipal Bond Fund
Distribution Fee	—	$14,771	$285,748	—
Service Fee	$401,557	$4,545	$87,945	$29,945
Fees Waived by the Distributor	—	—	$197,803	—
MA Intermediate Municipal Bond Fund
Distribution Fee	—	$955	$84,107	—
Service Fee	$84,532	$318	$28,041	$50,404
Fees Waived by the Distributor	—	—	$39,241	—
NY Intermediate Municipal Bond Fund
Distribution Fee	—	$2,652	$145,819	—
Service Fee	$49,365	$884	$48,615	$14,296
Fees Waived by the Distributor	—	—	$68,035	—
NY Tax-Exempt Fund
Distribution Fee	—	$14,240	$136,252	N/A
Service Fee	$428,826	$4,747	$45,436	N/A
Fees Waived by the Distributor	—	—	$54,467	N/A

*	Paid pursuant to the Shareholder Services Plan for Class T shares.

	Class A Shares		Class B Shares		Class C Shares		Class R Shares		Class W Shares
Fund	Fiscal Period Ended October 31, 2012*	Fiscal Year Ended May 31, 2012	Fiscal Period Ended October 31, 2012*	Fiscal Year Ended May 31, 2012	Fiscal Period Ended October 31, 2012*	Fiscal Year Ended May 31, 2012	Fiscal Period Ended October 31, 2012*	Fiscal Year Ended May 31, 2012	Fiscal Period Ended October 31, 2012*		Fiscal Year Ended May 31, 2012
International Bond Fund
Distribution Fee	—	—	—	—	$715	$2,606	—	—	—		—
Service Fee	$1,905	$4,913	—	—	$238	$869	—	—	$2,472	**	—
Fees Waived by the Distributor	—	—	—	—	—	—	—	—	—		—
Strategic Income Fund
Distribution Fee	—	—	$165,054	$488,995	$788,635	$1,626,607	$296	$141	—		—
Service Fee	$1,501,480	$3,230,326	$55,018	$163,250	$262,160	$541,936	—	—	$3		$6
Fees Waived by the Distributor	—	—	—	—	$159,451	$323,325	—	—	—		—

*	For the period from June 1, 2012 to October 31, 2012. During the period, the fiscal year of each Fund was changed from May 31 to October 31.
**	Class W shares of International Bond Fund commenced operations on June 18, 2012.

Distribution and Services Fees Paid by the Fund for the Fiscal Year Ended December 31, 2012

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class W Shares
Real Estate Equity Fund
Combined Distribution and Service Fee	$267,832	$64,078	$205,949	$28,562	$19,849
Fees Waived by the Distributor	—	—	—	—	—

The Distributor may use the entire amount of its fees to defray the costs of commissions and service fees paid to Selling Agents and for certain other purposes. Since the distribution and service fees are payable regardless of the Distributor’s expenses, the Distributor may realize a profit from the fees. The Distribution Plan authorizes any other payments by the Funds to the Distributor and its affiliates (including the Investment Manager) to the extent that such payments might be construed to be indirectly financing the distribution of a Fund’s shares.

The Funds participate in joint distribution activities with other Columbia Funds. The fees paid under the Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Columbia Funds. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

Expense Limitations

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and ETFs), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board), through the date noted below for each Fund, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Fund	Expiration Date		Expense Limitation as a Percent of Average Daily Net Assets of the Applicable Share Class on an Annualized Basis
			Class A	Class B	Class C	Class E	Class F	Class I	Class K	Class R	Class R4	Class R5	Class T	Class W	Class Y	Class Z	Single Class
For Funds with fiscal year ended March 31
AP – Select Large Cap Growth Fund	7/31/2014		1.19%
Pacific/Asia Fund	7/31/2013		1.54%		2.29%			1.13%			1.29%†			1.54%		1.29%
Select Large Cap Growth Fund	7/31/2014		1.19%		1.94%			0.82%		1.44%	0.94%[a]	0.87%[a]		1.19%	0.82%[a]	0.94%

For Funds with fiscal year ended April 30
Bond Fund	8/31/2013		0.94%	1.69%	1.69%			0.53%		1.19%	0.69%[b]	0.58%[b]	0.84%	0.94%	0.53%	0.69%
Corporate Income Fund	8/31/2013		0.96%	1.71%	1.71%			0.58%			0.71%[b]	0.63%[b]		0.96%	0.58%[b]	0.71%
Intermediate Bond Fund	12/31/2014		0.85%	1.60%	1.60%			0.50%	0.80%	1.10%	0.60%	0.55%		0.85%	0.50%[b]	0.60%
Small Cap Value Fund I	8/31/2013		1.40%	2.15%	2.15%			0.99%		1.65%	1.15%[b]	1.04%[b]			0.99%	1.15%
U.S. Treasury Index Fund	8/31/2013		0.45%	1.20%	1.20%			0.20%				0.20%[b]		0.45%		0.20%

For Funds with fiscal year ended May 31
Dividend Income Fund	9/30/2013		1.19%	1.94%	1.94%			0.81%		1.44%	0.94%[b]	0.86%[b]	1.24%	1.19%	0.81%[b]	0.94%
High Yield Municipal Fund	9/30/2013	**	0.89%	1.64%	1.64%						0.69%†	0.61%[b]				0.69%
Risk Allocation Fund	9/30/2014		0.75%		1.50%					2.50%	0.63%	0.38%		0.75%		0.50%

Fund	Expiration Date		Expense Limitation as a Percent of Average Daily Net Assets of the Applicable Share Class on an Annualized Basis
			Class A	Class B	Class C	Class E	Class F	Class I	Class K	Class R	Class R4	Class R5	Class T	Class W	Class Y	Class Z	Single Class
For the Funds with fiscal year ended July 31
Large Cap Growth Fund	11/30/2013	[c]	1.25%	2.00%	2.00%	1.35%	2.00%	0.83%	1.13%	1.50%	1.00%[d]	0.88%	1.30%	1.25%	0.83%	1.00%
Oregon Intermediate Municipal Bond Fund	11/30/2013	[e]	0.81%	1.56%	1.56%						0.56%†	0.54%				0.56%
Tax-Exempt Fund	11/30/2013		0.81%	1.56%	1.56%						0.61%†					0.61%
Ultra Short Term Bond Fund	11/30/2013																0.25%

For Funds with fiscal year ended August 31
AP – Alternative Strategies Fund	12/31/2014		1.50%
AP – Core Plus Bond Fund	12/31/2014		0.84%
AP – Small Cap Equity Fund	12/31/2014		1.34%
Balanced Fund	12/31/2013		1.19%	1.94%	1.94%				1.11%	1.44%	0.94%	0.86%			0.81%	0.94%
Contrarian Core Fund	1/31/2013		1.16%	1.91%	1.91%			0.78%	1.08%	1.41%	0.91%[g]	0.83%[g]	1.21%	1.16%	0.78%[g]	0.91%
Emerging Markets Fund	12/31/2014		1.78%	2.53%	2.53%			1.33%	1.63%	2.03%	1.53%†	1.38%		1.78%	1.33%[h]	1.53%
Energy and Natural Resources Fund	12/31/2013		1.50%	2.25%	2.25%			1.08%	1.38%	1.75%	1.25%[h]	1.13%[h]				1.25%
Global Dividend Opportunity Fund[f]	12/31/2013		1.26%	2.01%	2.01%			0.84%		1.51%	1.01%†			1.26%	0.84%	1.01%
Greater China Fund	12/31/2013		1.88%	2.63%	2.63%			1.50%			1.63%†	1.55%		1.88%		1.63%
Mid Cap Growth Fund	12/31/2013		1.35%	2.10%	2.10%			0.94%	1.24%	1.60%	1.10%	0.99%	1.40%	1.35%	0.94%	1.10%
Small Cap Core Fund	1/31/2013		1.36%	2.11%	2.11%			0.98%			1.11%[g]	1.03%[g]	1.41%	1.36%	0.98%[g]	1.11%
Small Cap Growth Fund I	12/31/2013		1.41%	2.16%	2.16%			1.03%		1.66%	1.16%				1.03%	1.16%
Technology Fund	12/31/2013		1.51%	2.26%	2.26%						1.26%	1.18%				1.26%
Value and Restructuring Fund	12/31/2013		1.26%		2.01%			0.85%		1.51%	1.01%[h]	0.90%[h]		1.26%	0.85%[h]	1.01%

For Funds with fiscal year ended October 31
CA Tax-Exempt Fund	2/28/2014		0.78%	1.53%	1.53%						0.53%					0.53%
CT Intermediate Municipal Bond Fund	2/28/2014		0.81%	1.56%	1.56%						0.56%		0.71%			0.56%

Fund	Expiration Date	Expense Limitation as a Percent of Average Daily Net Assets of the Applicable Share Class on an Annualized Basis
		Class A	Class B	Class C	Class E	Class F	Class I	Class K	Class R	Class R4	Class R5	Class T	Class W	Class Y	Class Z	Single Class
Intermediate Municipal Bond Fund	2/28/2014	0.74%	1.39%	1.39%						0.54%	0.45%	0.69%			0.54%
International Bond Fund	2/28/2014	1.09%		1.84%			0.74%						1.09%		0.84%
MA Intermediate Municipal Bond Fund	2/28/2014	0.81%	1.56%	1.56%						0.56%		0.71%			0.56%
NY Intermediate Municipal Bond Fund	2/28/2014	0.75%	1.50%	1.50%						0.50%		0.65%			0.50%
NY Tax-Exempt Fund	2/28/2014	0.78%	1.53%	1.53%						0.53%	0.49%				0.53%
Strategic Income Fund	2/28/2014	1.04%	1.79%	1.79%				0.97%	1.29%	0.79%	0.72%		1.04%	0.67%††	0.79%

For the Fund with fiscal year ended December 31
Real Estate Equity Fund	4/30/2014	1.34%	2.09%	2.09%			0.92%	1.22%	1.59%	1.09%	0.97%		1.34%		1.09%

*	Effective November 1, 2011 through October 31, 2012, unless sooner terminated at the sole discretion of the Board, expense limitations for Small Cap Value Fund I are as follows: 1.37% for Class A, 2.12% for Class B, 2.12% for Class C, 0.97% for Class I, 1.62% for Class R, 1.12% for Class Y and 1.12% for Class Z.
**	Effective July 1, 2011 through October 31, 2012, unless sooner terminated at the sole discretion of the Board, expense limitations for High Yield Municipal Fund are as follows: 0.80% for Class A, 1.55% for Class B, 1.55% for Class C and 0.60% for Class Z.
***	Effective November 8, 2012 through February 28, 2014, unless sooner terminated at the sole discretion of the Board.
[a]	Effective November 8, 2012 through July 31, 2014, unless sooner terminated at the sole discretion of the Board.
[b]	Effective November 8, 2012 through November 8, 2013, unless sooner terminated at the sole discretion of the Board.
[c]

Effective February 1, 2013 through November 30, 2013, unless sooner terminated at the sole discretion of the Board. Effective April 1, 2011 through January 31, 2013, unless sooner terminated at the sole discretion of the Board, expense limitations for Large Cap Growth Fund are as follows: 1.25% for Class A, 2.00% for Class B, 2.00% for Class C, 1.35% for Class E, 2.00% for Class F, 0.85% for Class I, 1.15% for Class K, 1.50% for Class R, 1.00% for Class R4, 0.90% for Class R5, 1.30% for Class T, 1.25% for Class W, 1.00% for Class Y and 1.00% for Class Z.

[d]	Effective November 8, 2012 through January 31, 2013, unless sooner terminated at the sole discretion of the Board.
[e]

Effective January 1, 2013 through November 30, 2013, unless sooner terminated at the sole discretion of the Board. Effective March 1, 2011 through December 31, 2012, unless sooner terminated at the sole discretion of the Board, expense limitations for Oregon Intermediate Municipal Bond Fund are as follows: 0.79% for Class A, 1.54% for Class B, 1.54% for Class C and 0.54% for Class Z. Effective November 8, 2012 through December 31, 2012, the expense limitation for Class R5 is 0.55%.

[f]	Formerly known as Columbia Strategic Investor Fund.
[g]	Effective November 8, 2012 to January 31, 2013.
[h]	Effective November 8, 2012 to December 31, 2013.
[i]	Effective November 8, 2012 to February 28, 2013.
†	Effective March 1, 2013 to February 28, 2014.
††

Effective June 13, 2013 through February 28, 2014, unless sooner terminated at the sole discretion of the Board. Effective on March 1, 2014 through February 28, 2015, unless sooner terminated at the sole discretion of the Board, expense limitation for Strategic Income Fund is 0.66% for Class Y.

An expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangement, including the Fund and the Investment Manager.

Codes of Ethics

The Funds, the Investment Manager, each subadviser and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j–1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549–1520.

Proxy Voting Policies and Procedures

General. The Funds have delegated to the Investment Manager the responsibility to vote proxies relating to portfolio securities held by the Funds, including Funds managed by subadvisers. In deciding to delegate this responsibility to the Investment Manager, the Board reviewed the policies adopted by the Investment Manager or summaries of such policies. These included the procedures that the Investment Manager follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Investment Manager and its affiliates.

The Investment Manager’s policy is to vote all proxies for Fund securities in a manner considered by the Investment Manager to be in the best economic interests of its clients, including the Funds, without regard to any benefit or detriment to the Investment Manager, its employees or its affiliates. The best economic interests of clients is defined for this purpose as the interest of enhancing or protecting the value of client accounts, considered as a group rather than individually, as the Investment Manager determines in its discretion. The Investment Manager endeavors to vote all proxies of which it becomes aware prior to the vote deadline; provided, however, that in certain circumstances the Investment Manager may refrain from voting securities. For instance, the Investment Manager may refrain from voting foreign securities if it determines that the costs of voting outweigh the expected benefits of voting and typically will not vote securities if voting would impose trading restrictions. In addition, the Funds will generally refrain from recalling portfolio securities on loan to vote proxies based upon a determination that the costs and lost revenue to the Funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While in general, neither the Funds nor the Investment Manager assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise in which the Funds or the Investment Manager requests that loaned securities be recalled in order to vote a proxy. However, the Board has established a guideline to direct the Investment Manager to endeavor to recall loaned securities if (i) a proposal relating to a merger or acquisition, a material restructuring, a proxy contest or a shareholder rights plan is expected to be on the ballot or (ii) the prior year’s evaluation of the issuer’s pay-for-performance practices has raised concerns, based on the determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the Funds or any potential adverse administrative effects to the Funds of not recalling such securities.

Oversight. The operation of the Investment Manager’s proxy voting policy and procedures is overseen by a committee (the “Proxy Voting Committee”) composed of representatives of the Investment Manager’s equity investments, equity research, compliance, legal and operations functions. The Proxy Voting Committee has the responsibility to review, at least annually, the Investment Manager’s proxy voting policies to ensure consistency with internal policies, regulatory requirements, conflicts of interest and client disclosures.

The Proxy Voting Committee also develops predetermined voting guidelines used to vote securities. The voting guidelines indicate whether to vote for, against or abstain from particular proposals, or whether the matter should be considered on a case-by-case basis. The Proxy Voting Committee may determine to vote differently from the guidelines on particular proposals in the event it determines that doing so is in the clients’ best economic interests. The Investment Manager may also consider the voting recommendations of analysts, portfolio managers and information obtained from outside resources, including one or more third-party research providers. When proposals are not covered by the voting guidelines or a voting determination must be made on a case-by-case basis, a portfolio manager or analyst will make the voting determination based on his or her determination of the clients’ best economic interests. In addition, the Proxy Voting Committee may determine proxy votes when proposals require special consideration.

Addressing Conflicts of Interest. The Investment Manager seeks to address potential material conflicts of interest by having predetermined voting guidelines. In addition, if the Investment Manager determines that a material conflict of interest exists, the Investment Manager will invoke one or more of the following conflict management practices: (i) causing the proxies to be voted in accordance with the recommendations of an independent third party (which may be the Investment Manager’s proxy voting administrator or research provider); (ii) causing the proxies to be delegated to an independent third party (which may be the Investment Manager’s proxy voting administrator or research provider); and (iii) in unusual cases, with the client’s consent and upon ample notice, forwarding the proxies to the Investment Manager’s clients so that they may vote the proxies directly. A member of the Proxy Voting Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Voting Committee or its members are required to disclose to the committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

Voting Proxies of Affiliated Underlying Funds. Certain Funds may invest in shares of other Columbia Funds (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. If such Funds are in a master-feeder structure, the feeder Fund will either seek instructions from its shareholders with regard to the voting of proxies with respect to the master fund’s shares and vote such proxies in accordance with such instructions or vote the shares held by it in the same proportion as the vote of all other master fund shareholders. With respect to Funds that hold shares of underlying funds other than in a master-feeder structure, the holding Funds will vote proxies of underlying funds in the same proportion as the vote of all other holders of the underlying fund’s shares, unless the Board otherwise instructs.

Proxy Voting Agents. The Investment Manager has retained Institutional Shareholder Services Inc., a third-party vendor, as its proxy voting administrator to implement its proxy voting process and to provide recordkeeping and vote disclosure services. The Investment Manager has retained both Institutional Shareholder Services Inc. and Glass-Lewis & Co. to provide proxy research services.

Additional Information. Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at www.columbiamanagement.com and (ii) on the SEC’s website at www.sec.gov. For a copy of the Investment Manager’s voting guidelines in effect on the date of this SAI, see Appendix B to this SAI.

FUND GOVERNANCE

The Board

Leadership Structure and Risk Oversight

The Board oversees the Trust and the Funds. The Trustees are responsible for overseeing the management and operations of the Trust. The Board consists of eleven Trustees who have varied experience and skills. Ten of the Trustees, including the Chairman of the Board, are Independent Trustees. The remaining Trustee, Mr. William F. Truscott, is an “interested person” (as defined in the 1940 Act) of the Columbia Funds by reason of his service as chairman of the board and president of the Investment Manager and director and chief executive officer of the Distributor. With respect to Mr. Truscott, the Trustees have concluded that having a senior officer of the Investment Manager serve as a Trustee benefits Fund shareholders by facilitating communication between the Independent Trustees and the senior management of the Investment Manager, and by assisting efforts to align the interests of the Investment Manager more closely with those of Fund shareholders. Further information about the backgrounds and qualifications of the Trustees can be found in the section Trustee Biographical Information and Qualifications. The Board has several standing committees, which are an integral part of each Fund’s overall governance and risk oversight structure. The committees include the Audit Committee, the Governance Committee, the Advisory Fees & Expenses Committee, the Compliance Committee, the Investment Oversight Committees and the Product and Distribution Committee. All of the members of each of the committees are Independent Trustees. The roles of each committee are more fully described in the section Standing Committees below.

The Funds have retained the Investment Manager as the Funds’ investment adviser and administrator. The Investment Manager provides the Funds with investment advisory services, and is responsible for day-to-day administration of the Funds and management of the risks that arise from the Funds’ investments and operations. The Board provides oversight of the services provided by the Investment Manager, including risk management services. In addition, each committee of the Board provides oversight of the Investment Manager’s risk management services with respect to the particular activities within the committee’s purview. In the course of providing oversight, the Board and the committees receive a wide range of reports with respect to the Funds’ activities, including reports regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board and the relevant committees meet periodically with officers of the Funds and the Investment Manager and with representatives of various of the Funds’ service providers. The Board and certain committees also meet periodically with the Funds’ Chief Compliance Officer to receive reports regarding the compliance of the Funds and the Investment Manager with the federal securities laws and their internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including their investment risks.

The Board reviews its leadership structure periodically and believes that its structure is appropriate, in light of the size of the Trust and the nature of its business, to enable the Board to exercise its oversight of the Funds and the other investment companies overseen by the Trustees. In particular, the Board believes that having an Independent Trustee serve as the chair of the Board and having other Independent Trustees serve as chairs of each committee promotes independence from the Investment Manager in setting agendas and conducting meetings. The Board believes that its committee structure makes the oversight process more efficient and more effective by allowing, among other things, smaller groups of Trustees to bring increased focus to matters within the purview of each committee.

Standing Committees

Ms. Lukitsh and Messrs. Hacker, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee. The Advisory Fees & Expenses Committee’s functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the Independent Trustees and as to any other contracts that may be referred to the Advisory Fees & Expenses Committee by the Board.

Ms. Verville and Messrs. Hacker, Moffett and Simpson are members of the Audit Committee. The Audit Committee’s functions include making recommendations to the Board regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relating to accounting and auditing practices and procedures, accounting records and the internal accounting controls of the Funds and certain service providers.

Mses. Kelly and Verville and Messrs. Moffett and Nelson are members of the Compliance Committee. The Compliance Committee’s functions include, among other things, monitoring, supervising and assessing the performance of each Fund’s Chief Compliance Officer and reviewing his compensation, reviewing periodically and recommending changes to the codes of ethics and compliance policies of each Fund and its service providers, and reviewing each Fund’s portfolio execution.

Mses. Kelly and Lukitsh and Messrs. Mayer and Neuhauser are members of the Product and Distribution Committee. The Product and Distribution Committee’s functions include, among other things, reviewing such matters relating to the marketing of the Funds and the distribution of the Fund’s shares, including matters relating to the design and positioning of funds, marketing and distribution strategies for the Funds and the effectiveness and competitiveness of such strategies, as the Committee may deem appropriate.

Messrs. Drake, Hacker, Mayer and Simpson are members of the Governance Committee. The Governance Committee’s functions include recommending to the Board nominees for Independent Trustee positions and for appointments to various committees, overseeing the Board’s periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board governance and other policies and practices to be followed in carrying out the Trustees’ duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Independent Trustees.

The Governance Committee will consider nominees for Trustee recommended by shareholders provided that such recommendations are submitted by the date disclosed in a Fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the 1934 Act. Such shareholder recommendations must be in writing and should be sent to the attention of the Governance Committee in care of the Fund at 225 Franklin Street, Boston, MA 02110. Shareholder recommendations should include the proposed nominee’s biographical information (including business experience for the past ten years) and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to serve as an Independent Trustee, if applicable.

Each Independent Trustee also serves on an Investment Oversight Committee (IOC). Each IOC is responsible for monitoring, on an ongoing basis, a select group of Columbia Funds overseen by the Board and gives particular consideration to such matters as each Fund’s adherence to its investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year, as the applicable IOC did for each Fund’s most recently completed fiscal year. The below are members of the respective IOCs and the general categories of funds in the Columbia Funds Family which they review. These asset categories may be reassigned among the IOCs from time to time.

IOC #1: Ms. Verville, Messrs. Drake and Neuhauser are responsible for reviewing funds in the following asset categories: Global Stock, International Stock, Large Growth; Income and Specialty; Fixed Income – High Yield, Core and Municipal.

IOC #2: Messrs. Mayer and Nelson and Mses. Kelly and Lukitsh are responsible for reviewing funds in the following asset categories: Asset Allocation, Large Blend Large Value, Small Value and Specialty; Fixed Income – International Bond, Multi-Sector and Municipal.

IOC #3: Messrs. Hacker, Moffett and Simpson are responsible for reviewing funds in the following asset categories: Asset Allocation, Mid Growth, Money Market, Small Blend, Small Growth, Specialty; Fixed Income – Core, Municipal and Short Duration.

The table below shows the number of times each committee met during each Fund’s most recent fiscal year. The table is organized by fiscal year end.

Fiscal Period	Audit Committee	Governance Committee	Advisory Fees & Expenses Committee	Compliance Committee	Investment Oversight Committee	Product & Distribution Committee*
For Funds with fiscal periods ending March 31	6	7	7	8	6	3
For Funds with fiscal periods ending April 30	6	7	8	8	6	3
For Funds with fiscal periods ending May 31	7	7	8	7	6	3
For Funds with fiscal periods ending July 31	8	7	9	9	7	5
For Funds with fiscal periods ending August 31	8	7	9	9	7	6
For Funds with fiscal periods ending October 31	4	4	6	5	4	4
For Fund with fiscal periods ending December 31	5	5	6	6	4	5

*	The first meeting of the Product and Distribution Committee was held on December 5, 2011.

Trustee Biographical Information and Qualifications

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee should so serve. Generally, no one factor was decisive in the selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other Trustees; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Fund, were a significant factor in the determination that, in light of the business and structure of the Trust, the individual should serve as a Trustee. Following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve as a Trustee:

Rodman L. Drake – Mr. Drake has significant experience serving as a CEO and on boards of directors for public companies, including investment companies. This experience includes holding such positions with the various boards as chairman, lead independent director, and chairman of the nominating, compensation and audit committees. Mr. Drake is Co-Founder of Baringo Capital LLC, and was previously the CEO of a hybrid REIT, president of a private equity firm and the CEO of a leading management consulting firm.

Douglas A. Hacker – Mr. Hacker has extensive executive experience, having served in various executive roles with United Airlines and more recently as an independent business executive. Mr. Hacker also has experience on other boards of directors. As former chief financial officer of United Airlines, Mr. Hacker has significant experience in accounting and financial management, including in a public company setting.

Janet Langford Kelly – Ms. Kelly is Senior Vice President, General Counsel and Corporate Secretary for ConocoPhillips. Prior to joining ConocoPhillips Ms. Kelly held senior legal and leadership roles in other large corporations and law firms, including as a partner at the law firms Sidley & Austin and at Zelle, Hoffman, Voelbel, Mason and Gette. Ms. Kelly has previously served on the board of directors for a public company and various industry groups and non-profit organizations.

Nancy T. Lukitsh – Ms. Lukitsh has extensive executive experience in the financial services industries, particularly with respect to the marketing of investment products, having served as Senior Vice President, Partner and Director of Marketing for Wellington Management Company, LLP. Ms. Lukitsh has previously served as Chair of Wellington Management Portfolios (commingled investment pools designed for non-U.S. institutional investors) and as a director of other Wellington affiliates. In addition, she has previously served on the boards of directors of various non-profit organizations. She is also a Chartered Financial Analyst.

William E. Mayer – Mr. Mayer has significant executive and board experience with financial services and investment companies. Mr. Mayer, currently a partner at a private equity firm, also has significant executive experience and experience working in finance. Previously, Mr. Mayer was a professor and Dean of the College of Business and Management at the University of Maryland and was President and CEO of The First Boston Corporation.

David M. Moffett – Mr. Moffett has extensive executive and board of director experience, including serving on audit committees for public companies. Mr. Moffett was selected as CEO when the Federal Home Loan Mortgage Corporation was placed under conservatorship in 2008, and served as a consultant to its interim chief executive officer and the board of directors until 2009. Formerly, Mr. Moffett was the CFO of a large U.S. bank holding company where his responsibilities included trust and wealth management.

Charles R. Nelson – Dr. Nelson is an experienced investment company trustee, having served on the Board, and the boards of predecessor funds, since 1981. He served as Professor of Economics at the University of Washington from 1976 to 2011, he has written several books, authored numerous articles in economics and finance, and served on editorial boards of professional journals. He is a Fellow of the Econometric Society and his contributions were the subject of a conference at the Federal Reserve Bank of Atlanta in 2006. Additionally, he is an experienced consultant on economic and statistical matters.

John J. Neuhauser – Dr. Neuhauser is an experienced investment company trustee, having served on the Board since 1985 and on the boards of other investment companies. In addition to his board experience, Dr. Neuhauser has extensive executive experience. He is currently the President of Saint Michael’s College and has served in a variety of other leadership roles in higher education.

Patrick J. Simpson – Mr. Simpson is a partner in the Portland, Oregon office of Perkins Coie LLP, an international law firm. Mr. Simpson’s practice includes such relevant areas as corporate governance, corporate finance and securities law compliance.

Anne-Lee Verville – Ms. Verville has significant executive experience. Prior to her retirement in 1997, she held various leadership and executive roles with IBM Corporation. Ms. Verville has previously served on the board of directors for a public company and non-profit organizations.

William F. Truscott – Mr. Truscott has significant executive and board experience with financial services and investment companies. Mr. Truscott has served on the Board of Trustees of the Legacy RiverSource Funds and affiliated funds (Columbia Funds Board) since 2001. He has served as chairman of the board of the Investment Manager since May 2010 and since February 2012 has served as its president. From 2001 to April 2010, Mr. Truscott served as the president, chairman of the board and chief investment officer of the Investment Manager. He has served as director of the Distributor since May 2010 and since February 2012 has served as its chief executive officer. From 2008 to April 2010, Mr. Truscott served as chairman of the board and chief executive officer of the Distributor.

The following table provides additional biographical information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, Boston, MA 02110.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Rodman L. Drake (Born 1943) Trustee and Chairman of the Board	1994	Independent consultant since 2010; Co-Founder of Baringo Capital LLC (private equity) from 1997 to 2008; Chairman of Crystal River Capital, Inc. (real estate investment trust) from 2003 to 2010; and CEO from 2008 to 2010	52	Jackson Hewitt Tax Service Inc. (tax preparation services) from 2004 to 2011; Student Loan Corporation (student loan provider) from 2005 to 2010; Celgene Corporation (global biotechnology company); The Helios Funds and Brookfield Funds (closed-end funds); Crystal River Capital, Inc. from 2005 to 2010; Parsons Brinckerhoff from 1995 to 2008; and Apex Silver Mines Ltd. from 2007 to 2009

Douglas A. Hacker (Born 1955) Trustee	1996	Independent business executive since May 2006; Executive Vice President – Strategy of United Airlines from December 2002 to May 2006; President of UAL Loyalty Services (airline marketing company) from September 2001 to December 2002; Executive Vice President and Chief Financial Officer of United Airlines from July 1999 to September 2001	52	Nash Finch Company (food distributor); Aircastle Limited (aircraft leasing); and SeaCube Container Leasing Ltd. (container leasing)

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Janet Langford Kelly (Born 1957) Trustee	1996	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (integrated energy company) since September 2007; Deputy General Counsel – Corporate Legal Services, ConocoPhillips from August 2006 to August 2007; Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) from March 2005 to July 2006; Adjunct Professor of Law, Northwestern University from September 2004 to June 2006; Director, UAL Corporation (airline) from February 2006 to July 2006; Chief Administrative Officer and Senior Vice President, Kmart Holding Corporation (consumer goods) from September 2003 to March 2004	52	None

Nancy T. Lukitsh (Born 1956) Trustee	2011	Senior Vice President, Partner and Director of Marketing, Wellington Management Company, LLP (investment adviser) from 1997 to 2010; Chair, Wellington Management Investment Portfolios (commingled non-U.S. investment pools) from 2007 to 2010; Director, Wellington Trust Company, NA and other Wellington affiliates from 1997 to 2010	52	None

William E. Mayer (Born 1940) Trustee	1994	Partner, Park Avenue Equity Partners (private equity) since February 1999; Dean and Professor, College of Business and Management, University of Maryland from 1992 to 1996	52	DynaVox Inc. (speech creation); Lee Enterprises (print media); WR Hambrecht + Co. (financial service provider) from 2000 to 2012; BlackRock Kelso Capital Corporation (investment company)

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
David M. Moffett (Born 1952) Trustee	2011	Retired. Chief Executive Officer, Federal Home Loan Mortgage Corporation, from 2008 to 2009; Senior Adviser, Global Financial Services Group, Carlyle Group, Inc., from 2007 to 2008; Vice Chairman and Chief Financial Officer, U.S. Bancorp, from 1993 to 2007	52	CIT Group Inc. (commercial and consumer finance); eBay Inc. (online trading community); MBIA Inc. (financial service provider); E.W. Scripps Co. (print and television media); Building Materials Holding Corp. (building materials and construction services); Genworth Financial, Inc. (financial and insurance products and services); and University of Oklahoma Foundation

Charles R. Nelson (Born 1942) Trustee	1981	Retired. Professor Emeritus, University of Washington since 2011; Professor of Economics, University of Washington from 1976 to 2011; Ford and Louisa Van Voorhis Professor of Political Economy, University of Washington from 1993 to 2011; Adjunct Professor of Statistics, University of Washington from 1980 to 2011; Associate Editor, Journal of Money, Credit and Banking from September 1993 to 2008; consultant on econometric and statistical matters	52	None

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
John J. Neuhauser (Born 1943) Trustee	1984	President, Saint Michael’s College since August 2007; Director or Trustee of several non-profit organizations, including Fletcher Allen Health Care, Inc.; Academic Vice President and Dean of Faculties, Boston College from August 1999 to October 2005; University Professor, Boston College from November 2005 to August 2007;	52	Liberty All-Star Equity Fund and Liberty All-Star Growth Fund (closed-end funds)

Patrick J. Simpson (Born 1944) Trustee	2000	Partner, Perkins Coie LLP (law firm)	52	None

Anne-Lee Verville (Born 1945) Trustee	1998	Retired. General Manager, Global Education Industry from 1994 to 1997, President – Application Systems Division from 1991 to 1994, Chief Financial Officer – US Marketing & Services from 1988 to 1991, and Chief Information Officer from 1987 to 1988, IBM Corporation (computer and technology)	52	Enesco Group, Inc. (producer of giftware and home and garden decor products) from 2001 to 2006

Interested Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to the Board	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
William F. Truscott (Born 1960) Trustee	2012	President, Columbia Management Investment Advisers, LLC since February 2012 (previously President, Chairman of the Board and Chief Investment Officer, from 2001 to April 2010); Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc. since September 2012 (previously, Chief Executive Officer, U.S. Asset Management & President, Annuities, from May 2010 to September 2012 and President – U.S. Asset Management and Chief Investment Officer from 2005 to April 2010); Director and Chief Executive Officer, Columbia Management Investment Distributors, Inc. since February 2012 (previously Chairman of the Board and Chief Executive Officer from 2006 to April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006 President and Chief Executive Officer, Ameriprise Certificate Company, 2006 to August 2012	183	Chairman of the Board, Columbia Management Investment Advisers, LLC since May 2010; Director, Columbia Management Investment Distributors, Inc. since May 2010; Director, Ameriprise Certificate Company, 2006 – January 2013

Compensation

Trustees are compensated for their services to the Columbia Funds complex on a complex-wide basis, as shown in the table below. Mr. Truscott as an Interested Trustee receives no compensation from the Funds.

	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	John D. Collins(2)	Douglas A. Hacker	Janet Langford Kelly(3)	Nancy T. Lukitsh(4)	William E. Mayer	David M. Moffett(5)	Charles R. Nelson	John J. Neuhauser	Jonathan Piel(6)	Patrick J. Simpson(7)	Anne-Lee Verville(8)
For Funds with fiscal year ending March 31
Pacific/ Asia Fund	$2,393	$322	$1,935	$1,683	$1,178	$1,736	$1,610	$1,739	$1,741	$286	$2,800	$1,786
Amount deferred	$566	$127	—	$229	—	—	—	—	—	—	$1,092	—
Select Large Cap Growth Fund	$20,600	$2,970	$16,544	$14,395	$9,931	$14,847	$13,485	$14,871	$14,936	$2,621	$14,202	$15,306
Amount deferred	$7,668	$1,078	—	$1,964	—	—	—	—	—	—	$6,872	—

For Funds with fiscal year ending April 30
Bond Fund*	$7,713	$664	$6,353	$5,560	$4,309	$5,696	$5,353	$5,680	$5,701	$596	$5,438	$5,861
Amount deferred	$2,396	$317	—	$900	—	—	—	—	—	—	$2,780	—
Bond Fund**	$1,745	—	$875	$872	$925	$960	$1,047	$925	$1,099	—	$872	$1,003
Amount deferred	—	—	—	$852	—	—	—	—	—	—	—	—
Corporate Income Fund*	$4,703	$671	$3,786	$3,292	$2,259	$3,398	$3,108	$3,403	$3,411	$593	$3,250	$3,499
Amount deferred	$1,368	$252	—	$433	—	—	—	—	—	—	$1,582	—

	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	John D. Collins(2)	Douglas A. Hacker	Janet Langford Kelly(3)	Nancy T. Lukitsh(4)	William E. Mayer	David M. Moffett(5)	Charles R. Nelson	John J. Neuhauser	Jonathan Piel(6)	Patrick J. Simpson(7)	Anne-Lee Verville(8)
Corporate Income Fund**	$1,145	—	$574	$572	$692	$629	$687	$572	$721	—	$572	$658
Amount deferred	—	—	—	$572	—	—	—	—	—	—	—	—
Intermediate Bond Fund*	$12,755	$1,964	$10,265	$8,939	$6,137	$9,204	$8,658	$9,230	$9,259	$1,734	$8,809	$9,496
Amount deferred	$3,695	$717	—	$1,199	—	—	—	—	—	—	$4,279	—
Intermediate Bond Fund**	$2,415	—	$1,211	$1,207	$1,461	$1,328	$1,449	$1,280	$1,521	—	$1,207	$1,388
Amount deferred	—	—	—	$1,207	—	—	—	—	—	—	—	—
Small Cap Value Fund I***	$9,381	$592	$7,502	$6,573	$5,194	$6,872	$6,463	$6,853	$6,840	$573	$6,502	$6,986
Amount deferred	$2,759	$592	—	$1,506	—	—	—	—	—	—	$3,191	—
U.S. Treasury Index Fund*	$3,727	$576	$3,000	$2,605	$1,736	$2,691	$2,453	$2,696	$2,699	$509	$2,575	$2,770
Amount deferred	$1,083	$218	—	$324	—	—	—	—	—	—	$1,252	—
U.S. Treasury Index Fund**	$691	—	$347	$346	$418	$380	$415	$366	$435	—	$346	$397
Amount deferred	—	—	—	$346	—	—	—	—	—	—	—	—

For Funds with fiscal year ending May 31
Dividend Income Fund[a]	$15,911	—	$11,982	$10,567	$9,569	$11,089	$11,095	$10,905	$11,295	—	$10,426	$11,655
Amount deferred	$3,766	—	—	$3,109	—	—	—	—	—	—	$4,353	—
High Yield Municipal Fund[b]	$4,724	—	$3,596	$3,152	$2,813	$3,313	$3,283	$3,253	$3,359	—	$3,113	$3,460
Amount deferred	$1,145	—	—	$871	—	—	—	—	—	—	$1,323

For Funds with fiscal year ending July 31
Large Cap Growth Fund[c]	$11,605	—	$9,015	$8,121	$8,256	$8,267	$8,695	$8,327	$8,592	—	$7,939	$8,832
Amount deferred	$3,233	—	—	$3,025	—	—	—	—	—	—	$3,753	—
Oregon Intermediate Municipal Bond Fund[d]	$3,718	—	$2,907	$2,616	$2,645	$2,664	$2,808	$2,695	$2,763	—	$2,562	$2,844
Amount deferred	$1,064	—	—	$988	—	—	—	—	—	—	$1,235	—
Tax-Exempt Fund[g]	$16,049	—	$12,146	$10,942	$11,366	$11,178	$11,966	$11,244	$11,809	—	$10,733	$12,057
Amount deferred	$4,118	—	—	$4,875	—	—	—	—	—	—	$4,768	—
Ultra Short Term Bond Fund	$5,803	—	$4,514	$4,062	$4,112	$4,134	$4,368	$4,182	$4,296	—	$3,980	$4,420
Amount deferred	$1,632	—	—	$1,571	—	—	—	—	—	—	$1,894	—

For the Funds with fiscal year ended August 31, 2012
AP – Core Plus Bond Fund†	$3,155	—	$2,531	$2,261	$2,419	$2,261	$2,556	$2,261	$2,472	—	$2,261	$2,470
Amount deferred	$1,036	—	—	$1,059	—	—	—	—	—	—	$2,261	—
AP – Small Cap Equity Fund†	$772	—	$643	$574	$610	$574	$666	$574	$622	—	$574	$645
Amount deferred	$286	—	—	$243	—	—	—	—	—	—	$574	—
AP – Alternative Strategies Fund†	$809	—	$673	$644	$639	$601	$696	$601	$652	—	$601	$674
Amount deferred	$300	—	—	$280	—	—	—	—	—	—	$347	—
Balanced Fund	$5,735	—	$4,434	$4,002	$4,167	$4,076	$4,316	$4,065	$4,292	—	$3,919	$4,360
Amount deferred	$1,592	—	—	$2,071	—	—	—	—	—	—	$1,848	—
Contrarian Core Fund[e]	$7,753	—	$5,984	$5,400	$5,636	$5,499	$5,840	$5,485	$5,803	—	$5,292	$5,890
Amount deferred	$2,144	—	—	$2,804	—	—	—	—	—	—	$2,488	—
Emerging Markets Fund[f]	$3,665	—	$2,838	$2,561	$2,659	$2,885	$2,751	$2,602	$2,740	—	$2,506	$2,785
Amount deferred	$1,019	—	—	$1,323	—	—	—	—	—	—	$1,183	—

	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	John D. Collins(2)	Douglas A. Hacker	Janet Langford Kelly(3)	Nancy T. Lukitsh(4)	William E. Mayer	David M. Moffett(5)	Charles R. Nelson	John J. Neuhauser	Jonathan Piel(6)	Patrick J. Simpson(7)	Anne-Lee Verville(8)
Energy and Natural Resources Fund[f]	$4,735	—	$3,689	$3,328	$3,438	$3,388	$3,552	$3,381	$3,544	—	$3,250	$3,611
Amount deferred	$1,334	—	—	$1,701	—	—	—	—	—	—	$1,549	—
Global Dividend Opportunity Fund	$5,196	—	$4,039	$3,645	$3,772	$3,710	$3,902	$3,702	$3,887	—	$3,563	$3,958
Amount deferred	$1,460	—	—	$1,868	—	—	—	—	—	—	$1,695	—
Greater China Fund	$2,894	—	$2,240	$2,022	$2,099	$2,059	$2,170	$2,054	$2,162	—	$1,978	$2,198
Amount deferred	$803	—	—	$1,046	—	—	—	—	—	—	$932	—
Mid Cap Growth Fund	$8,935	—	$6,913	$6,241	$6,488	$6,355	$6,183	$6,338	$6,684	—	$6,109	$6,798
Amount deferred	$2,486	—	—	$3,224	—	—	—	—	—	—	$2,885	—
Small Cap Core Fund[e]	$4,959	—	$3,844	$3,469	$3,600	$3,531	$3,727	$3,522	$3,709	—	$3,395	$3,772
Amount deferred	$1,384	—	—	$1,788	—	—	—	—	—	—	$1,607	—
Small Cap Growth Fund I	$6,234	—	$4,853	$4,379	$4,529	$4,457	$4,685	$4,447	$4,667	—	$4,280	$4,754
Amount deferred	$1,759	—	—	$2,237	—	—	—	—	—	—	$2,043	—
Technology Fund	$2,865	—	$2,217	$2,001	$2,075	$2,038	$2,145	$2,033	$2,139	—	$1,957	$2,175
Amount deferred	$793	—	—	$1,036	—	—	—	—	—	—	$920	—
Value and Restructuring Fund[f]	$20,652	—	$16,205	$14,620	$15,005	$14,878	$15,512	$14,849	$15,471	—	$14,255	$15,826
Amount deferred	$5,938	—	—	$7,357	—	—	—	—	—	—	$6,898	—

For the Fund with fiscal period ended December 31
Real Estate Equity Fund	$3,889	—	$2,958	$2,674	$2,875	$2,726	$2,994	$2,687	$2,945	—	$2,650	$2,952
Amount deferred	$1,071	—	—	$1,409	—	—	—	—	—	—	$1,242	—

For Funds with fiscal year ending October 31
Columbia California Tax-Exempt Fund	$3,797	—	$2,886	$2,639	$2,803	$2,690	$2,925	$2,651	$2,872	—	$2,585	$2,881
Amount deferred	$1,041	—	—	$1,378	—	—	—	—	—	—	$1,207	—
Columbia Connecticut Intermediate Municipal Bond Fund	$2,746	—	$2,108	$1,876	$2,039	$1,945	$2,133	$1,940	$2,088	—	$1,892	$2,103
Amount deferred	$785	—	—	$981	—	—	—	—	—	—	$912	—
Columbia Intermediate Municipal Bond Fund	$10,726	—	$8,179	$7,484	$7,936	$7,531	$8,293	$7,510	$8,130	—	$7,329	$8,166
Amount deferred	$2,978	—	—	$3,874	—	—	—	—	—	—	$3,455	—
Columbia International Bond Fund[h]	$2,304	—	$1,754	$1,608	$1,703	$1,618	$1,777	$1,613	$1,744	—	$1,573	$1,751
Amount deferred	$637	—	—	$833	—	—	—	—	—	—	$739	—
Columbia Massachusetts Intermediate Municipal Bond Fund	$3,075	—	$2,467	$2,261	$2,393	$2,274	$2,499	$2,267	$2,452	—	$2,211	$2,462
Amount deferred	$898	—	—	$1,169	—	—	—	—	—	—	$1,042	—
Columbia New York Intermediate Municipal Bond Fund	$3,045	—	$2,321	$2,126	$2,251	$2,139	$2,351	$2,133	$2,306	—	$2,080	$2,316
Amount deferred	$845	—	—	$1,100	—	—	—	—	—	—	$980	—
Columbia New York Tax-Exempt Fund	$2,608	—	$1,982	$1,813	$1,925	$1,826	$2,007	$1,821	$1,972	—	$1,775	$1,978
Amount deferred	$714	—	—	$947	—	—	—	—	—	—	$828	—
Columbia Strategic Income Fund[h]	$9,996	—	$7,620	$6,965	$7,394	$7,010	$7,723	$6,991	$7,575	—	$6,827	$7,601
Amount deferred	$2,771	—	—	$3,612	—	—	—	—	—	—	$3,215	—

*	For fiscal year ended March 31, 2012. On April 1, 2012, the fiscal year end of each Fund was changed from March 31 to April 30.
**	For the period from April 1, 2012 to April 30, 2012.
***	For the period from May 1, 2011 to April 30, 2012. During the period, the fiscal year end of Small Cap Value Fund I was changed from June 30 to April 30.

†	For the period from April 20, 2012 (commencement of operation) to August 31, 2012.
[a]	For the period from September 30, 2011 to May 31, 2012. During the period, the fiscal year end of Dividend Income Fund was changed from September 30 to May 31.
[b]	For the period from June 30, 2011 to May 31, 2012. During the period, the fiscal year end of High Yield Municipal Fund was changed from June 30 to May 31.
[c]	For the period from September 30, 2011 to July 31, 2012. During the period, the fiscal year end of Large Cap Growth Fund was changed from September 30 to July 31.
[d]	For the period from August 31, 2011 to July 31, 2012. During the period, the fiscal year end of Oregon Intermediate Municipal Bond Fund was changed from August 31 to July 31.
[e]	For the period from September 30, 2011 to August 31, 2012. During the period, the fiscal year end of each Fund was changed from September 30 to August 31.
[f]	For the period from March 31, 2012 to August 31, 2012. During the period, the fiscal year end of each Fund was changed from March 31 to August 31.
[g]	For the period from December 1, 2011 to July 31, 2012. During this period, the fiscal year end of Tax-Exempt Fund was changed from November 30 to July 31.
[h]	For the period November 1, 2011 to October 31, 2012. During the period, the fiscal period of each Fund was changed from May 31 to October 31.
1.	As of December 31, 2012, the value of Mr. Drake’s account under the deferred compensation plan was $452,787.
2.	As of December 31, 2012, the value of Mr. Collins’ account under the deferred compensation plan was $379,305. Mr. Collins served as a Trustee of the Trust until May 2011.
3.	As of December 31, 2012, the value of Ms. Kelly’s account under the deferred compensation plan was $105,136.
4.	Ms. Lukitsh began serving as a Trustee of the Trust in August 2011.
5.	Mr. Moffett began serving as a Trustee of the Trust in May 2011.
6.	Mr. Piel served as a Trustee of the Trust until May 2011.
[7]	As of December 31, 2012, the value of Mr. Simpson’s account under the deferred compensation plan was $1,592,791.
[8]	As of December 31, 2012, the value of Ms. Verville’s account under the deferred compensation plan was $758,000.

William F. Truscott, the Interested Trustee, is not compensated by the Funds for his services on the Board. Michael A. Jones served as Interested Trustee of the Trust until February 2012. Mr. Jones received no compensation from the Funds for his services on the Board.

Independent Trustee Compensation for the Fiscal Year Ended December 31, 2012

Total Compensation from the Columbia Funds Complex Paid to Independent Trustees For the Fiscal Year Ended*
Name of Trustee	December 31, 2012
Rodman L. Drake	$279,500
Amount deferred	$79,500
Douglas A. Hacker	$213,571
Amount deferred	—
Janet Langford Kelly	$193,500
Amount deferred	$100,000
Nancy T. Lukitsh	$207,500
Amount deferred	—
William E. Mayer	$197,000
Amount deferred	—
David Moffett	$217,429
Amount deferred	—
Charles R. Nelson	$194,000
Amount deferred	—
John J. Neuhauser	$212,500
Amount deferred	—
Patrick J. Simpson	$192,000
Amount deferred	$92,000

Total Compensation from the Columbia Funds Complex Paid to Independent Trustees For the Fiscal Year Ended*
Name of Trustee	December 31, 2012
Anne-Lee Verville	$213,500
Amount deferred	—

*	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board or standing committees, which are not included in the amounts shown.

Interested Trustee Compensation for the Fiscal Year Ended December 31, 2012

Name of Trustee	Total Compensation from the Columbia Funds Complex Paid to Interested Trustee for the Fiscal Year Ended August 31, 2012*
William F. Truscott	$0

*	Mr. Truscott receives reimbursements for reasonable expenses related to his attendance at meetings of the Board or standing committees, which are not included in the amounts shown. Mr. Truscott became a Trustee in March 2012. Michael A. Jones served as Interested Trustee of the Trust until February 2012. Mr. Jones was not compensated by the Funds for his services on the Board, except for reimbursements for reasonable expenses related to his attendance at meetings of the Board or standing committees.

Columbia Funds Deferred Compensation Plan

Under the terms of the Deferred Fee Agreement (the Deferred Compensation Plan), each eligible Trustee may elect, on an annual basis, to defer receipt of all or a portion of compensation payable to him or her for service as Trustee for that calendar year (expressly, a Trustee may elect to defer his/her annual retainer, his/her attendance fees, or both components, which together comprise total compensation for service). Fees deferred by a Trustee are credited to a book reserve account (the Deferral Account) established by the Columbia Funds, the value of which is derived from the rate of return of one or more Columbia Funds selected by the Trustee (with accruals to the Deferral Account beginning at such time as a Trustee’s fund elections having been established, and proceeds for service having been paid into such account, and terminating at such time as when proceeds become payable to such Trustee under the Deferred Compensation Plan). Trustees may change their fund elections only in accordance with the provisions of the Deferred Compensation Plan.

Distributions from a Trustee’s Deferral Account will be paid by check, either in a lump sum or in annual installments. Payments made in annual installments are disbursed over a period of up to ten years, following such time as a Trustee may qualify to receive such payments. If a deferring Trustee dies prior to or after the commencement of the disbursement of amounts accrued in his/her Deferral Account, the balance of the account will be distributed to his/her designated beneficiary either in lump sum or in annual payments as established by such Trustee himself/herself, his/her beneficiary or his/her estate. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and each deferring Trustee has the status of an unsecured creditor of the Columbia Fund(s) from which compensation has been deferred.

Beneficial Equity Ownership

The tables below show, for each Independent Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family overseen by the Trustee, including notional amounts through the Deferred Compensation Plan, as noted, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000. The tables do not include ownership of Columbia Funds overseen by other boards of trustees/directors.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2012

Fund	Rodman L. Drake		Douglas A. Hacker	Janet Langford Kelly		Nancy T. Lukitsh	William E. Mayer	David Moffett	Charles R. Nelson
AP – Alternative Strategies Fund	A		A	A		A	A	A	A
AP – Core Plus Bond Fund	A		A	A		A	A	A	A
AP – Select Large Cap Growth Fund	A		A	A		A	A	A	A
AP – Small Cap Equity Fund	A		A	A		A	A	A	A
Balanced Fund	A		A	A		A	A	A	A
Bond Fund	A		A	A		A	A	A	A
CA Tax-Exempt Fund	A		A	A		A	A	A	A
CT Intermediate Municipal Bond Fund	A		A	A		A	A	A	A
Contrarian Core Fund	D	[1]	A	A		A	A	A	A
Corporate Income Fund	A		A	D	[1]	A	A	A	E
Dividend Income Fund	D	[1]	A	D	[1]	A	A	A	A
Emerging Markets Fund	C	[1]	E	A		A	A	A	A
Energy and Natural Resources Fund	A		A	A		A	A	A	A
Global Dividend Opportunity Fund	A		A	A		A	A	A	A
Greater China Fund	A		E	A		A	A	A	A
High Yield Municipal Fund	A		A	A		A	A	A	A
Intermediate Bond Fund	A		A	A		A	A	A	E
Intermediate Municipal Bond Fund	A		A	A		A	A	A	E
International Bond Fund	A		A	A		A	A	A	A
Large Cap Growth Fund	A		A	A		A	A	A	D
MA Intermediate Municipal Bond Fund	A		A	A		A	A	A	A
Mid Cap Growth Fund	A		A	A		A	A	A	E
NY Intermediate Municipal Bond Fund	A		A	A		A	A	A	A
NY Tax-Exempt Fund	A		A	A		A	A	A	A
Oregon Intermediate Municipal Bond Fund	A		A	A		A	A	A	A
Pacific/Asia Fund	A		A	A		A	A	A	A
Real Estate Equity Fund	A		A	A		A	A	A	A
Risk Allocation Fund	A		A	A		A	A	A	A
Select Large Cap Growth Fund	D	[1]	E	A		A	A	A	A
Small Cap Core Fund	A		A	A		A	A	A	A
Small Cap Growth Fund I	D	[1]	A	A		A	A	A	A
Small Cap Value Fund I	A		A	A		A	A	A	A
Strategic Income Fund	D	[1]	A	A		A	A	A	A
Tax-Exempt Fund	A		A	E		A	A	A	A
Technology Fund	A		A	A		A	A	A	A
Ultra Short Term Bond Fund	A		A	A		A	A	A	A
U.S. Treasury Index Fund	A		A	A		A	A	A	A
Value and Restructuring Fund	A		A	A		A	A	A	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E	[1]	E	E		A	A	A	E

[1]

Includes the value of compensation payable under the Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Funds Family overseen by the Trustee as specified by each Trustee.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2012

Fund	John J. Neuhauser	Patrick J Simpson		Anne–Lee Verville
AP – Alternative Strategies Fund	A	A		A
AP – Core Plus Bond Fund	A	A		A
AP – Select Large Cap Growth Fund	A	A		A
AP – Small Cap Equity Fund	A	A		A
Balanced Fund	A	D		E	[1]
Bond Fund	A	D	[1]	D
CA Tax-Exempt Fund	A	A		A
CT Intermediate Municipal Bond Fund	A	A		A
Contrarian Core Fund	A	A		A
Corporate Income Fund	A	A		A

Fund	John J. Neuhauser	Patrick J Simpson		Anne–Lee Verville
Dividend Income Fund	A	E	[1]	E	[1]
Emerging Markets Fund	A	D	[1]	A
Energy and Natural Resources Fund	A	D	[1]	A
Global Dividend Opportunity Fund	A	A		A
Greater China Fund	A	A		A
High Yield Municipal Fund	A	A		A
Intermediate Bond Fund	A	C	[1]	A
Intermediate Municipal Bond Fund	A	A		A
International Bond Fund	A	A		A
Large Cap Growth Fund	A	E	[1]	E	[1]
MA Intermediate Municipal Bond Fund	A	A		A
Mid Cap Growth Fund	A	A		A
NY Intermediate Municipal Bond Fund	A	A		A
NY Tax-Exempt Fund	A	A		A
Oregon Intermediate Municipal Bond Fund	A	A		A
Pacific/Asia Fund	A	A		A
Real Estate Equity Fund	A	E	[1]	A
Risk Allocation Fund	A	A		A
Select Large Cap Growth Fund	A	A		A
Small Cap Core Fund	A	A		A
Small Cap Growth Fund I	A	D	[1]	A
Small Cap Value Fund I	D	D	[1]	A
Strategic Income Fund	A	A		D	[1]
Tax-Exempt Fund	A	A		A
Technology Fund	A	A		A
Ultra Short Term Bond Fund	A	A		A
U.S. Treasury Index Fund	A	A		A
Value and Restructuring Fund	A	A		A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E	E	[1]	E	[1]

[1]

Includes the value of compensation payable under the Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Funds Family overseen by the Trustee as specified by each Trustee.

Interested Trustee Ownership for the Calendar Year Ended December 31, 2012

Fund	William F. Truscott
AP – Alternative Strategies Fund	A
AP – Core Plus Bond Fund	A
AP – Select Large Cap Growth Fund	A
AP – Small Cap Equity Fund	A
Balanced Fund	A
Bond Fund	A
CA Tax-Exempt Fund	A
CT Intermediate Municipal Bond Fund	A
Contrarian Core Fund	D
Corporate Income Fund	C
Dividend Income Fund	C
Emerging Markets Fund	C
Energy and Natural Resources Fund	A
Global Dividend Opportunity Fund	A
Greater China Fund	A
High Yield Municipal Fund	A
Intermediate Bond Fund	A
Intermediate Municipal Bond Fund	A
International Bond Fund	A
Large Cap Growth Fund	A
MA Intermediate Municipal Bond Fund	A
Mid Cap Growth Fund	C

Fund	William F. Truscott
NY Intermediate Municipal Bond Fund	A
NY Tax-Exempt Fund	A
Oregon Intermediate Municipal Bond Fund	A
Pacific/Asia Fund	A
Real Estate Equity Fund	C
Risk Allocation Fund	A
Select Large Cap Growth Fund	C
Small Cap Core Fund	C
Small Cap Growth Fund I	A
Small Cap Value Fund I	A
Strategic Income Fund	E
Tax-Exempt Fund	A
Technology Fund	A
Ultra Short Term Bond Fund	A
U.S. Treasury Index Fund	A
Value and Restructuring Fund	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E

Ownership of Funds by Trustees and Officers

As of April 30, 2013, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund, except as set forth in the table below:

Fund	Class	Percent of Class Beneficially Owned
Greater China Fund	Class Z	2.05%
Risk Allocation Fund	Class A	3.73%

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, Boston, MA 02110. In addition to Mr. Truscott, who is a Senior Vice President, the other officers are:

Officer Biographical Information

Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964)	President	2009	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds, since 2009, and RiverSource Funds, since May 2010 (previously Senior Vice President and Chief Financial Officer, Columbia Funds, from June 2008 to January 2009, Treasurer, Columbia Funds, from October 2003 to May 2008, and senior officer of various other affiliated funds since 2000); Managing Director, Columbia Management Advisors, LLC from December 2004 to April 2010.

Michael G. Clarke (Born 1969)	Treasurer and Chief Financial Officer	Treasurer since 2011 and Chief Financial Officer since 2009	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002.

Scott R. Plummer (Born 1959)	Senior Vice President and Chief Legal Officer and Assistant Secretary	2010	Senior Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, from 2005 to April 2010, and Vice President – Asset Management Compliance from 2004 to 2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; senior officer of Columbia Funds and affiliated funds since 2006.

Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Thomas P. McGuire (Born 1972)	Chief Compliance Officer	2012	Vice President – Asset Management Compliance, Columbia Management Investment Advisers, LLC since 2010; Chief Compliance Officer, Ameriprise Certificate Company, since September 2010; Compliance Executive, Bank of America, 2005-2010.

Colin Moore (Born 1958)	Senior Vice President	2010	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer of Columbia Management Advisors, LLC from 2007 to April 2010.

Amy Johnson (Born 1965)	Vice President	2010	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC since May 2010 (previously Chief Administrative Officer, from 2009 until April 2010, Vice President – Asset Management and Trust Company Services, from 2006 to 2009, and Vice President – Operations and Compliance from 2004 to 2006).

Paul D. Pearson (Born 1956)	Vice President and Assistant Treasurer	2011	Vice President, Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President, Managed Assets, Investment Accounting, Ameriprise Financial Corporation.

Joseph F. DiMaria (Born 1968)	Vice President and Chief Accounting Officer	Vice President since 2011 and Chief Accounting Officer since 2008	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005.

Stephen T. Welsh (Born 1957)	Vice President	2006	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010.

Paul B. Goucher (Born 1968)	Vice President and Assistant Secretary	2010	Vice President and Lead Chief Counsel of Ameriprise Financial since November 2008 and January 2013, respectively (formerly Chief Counsel, January 2010 to January 2013, and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated from July 2008 to November 2008 (previously Managing Director and Associate General Counsel from January 2005 to July 2008).

Christopher O. Petersen (Born 1970)	Vice President and Secretary	2010	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); officer of Columbia Funds and affiliated funds since 2007.

Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Michael E. DeFao (Born 1968)	Vice President and Assistant Secretary	2011	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel, Bank of America from June 2005 to April 2010.

BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Investment Manager (or the investment subadviser(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker-dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Investment Manager’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities of the Funds, the Investment Manager gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Investment Manager will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Investment Manager will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of the services rendered by the broker-dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker-dealers supplement the Investment Manager’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Investment Manager and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Investment Manager since, in certain instances, the broker-dealers utilized by the Investment Manager may follow a different universe of securities issuers and other matters than those that the Investment Manager’s staff can follow. In addition, this research provides the Investment Manager with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Investment Manager. Research services that are provided to the Investment Manager by broker-dealers are available for the benefit of all accounts managed or advised by the Investment Manager. In some cases, the research services are available only from the broker-dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Investment Manager is of the opinion that because the broker-dealer research supplements rather than replaces the Investment Manager’s own research, the receipt of such research does not tend to decrease the Investment Manager’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Investment Manager would have bought any such research services had such services not been provided by broker-dealers, the expenses of such services to the Investment Manager could be considered to have been reduced accordingly. Certain research services furnished by broker-dealers may be useful to the clients of the Investment Manager other than the Funds. Conversely, any research services received by the Investment Manager through the placement of transactions of other clients may be of value to the Investment Manager in fulfilling its obligations to the Funds. The Investment Manager is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Investment Manager’s investment advice. The advisory fees paid by the Trust are not reduced because the Investment Manager receives such services.

Under Section 28(e) of the 1934 Act, the Investment Manager shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Investment Manager must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Funds in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Investment Manager’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker-dealers based on the quality and quantity of execution services provided by broker-dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker-dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Investment Manager, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the other clients of the Investment Manager. Investment decisions for the Funds and for the Investment Manager’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect the Funds.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Investment Manager, in its sole discretion, believes such practice to be otherwise in such Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Investment Manager, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Investment Manager is authorized to allocate buy and sell orders for portfolio securities to certain broker-dealers and financial institutions, including, in the case of agency transactions, broker-dealers and financial institutions that are affiliated with Ameriprise Financial. To the extent that a Fund executes any securities trades with an affiliate of Ameriprise Financial, such Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that such Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker-dealer; (ii) the affiliated broker-dealer charged the Fund commission rates consistent with those charged by the affiliated broker-dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker-dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Ameriprise Financial may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Columbia Funds. Ameriprise Financial or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, a Fund may buy securities from a member of an underwriting syndicate in which an affiliate of Ameriprise Financial is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Investment Manager’s investment management activities, investment decisions for the Funds are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Investment Manager. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Columbia Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Investment Manager believes to be equitable to the Funds and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Investment Manager may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following charts reflect the amounts of brokerage commissions paid by the Funds for the three most recently completed fiscal years, except as otherwise indicated. In certain instances, the Funds may pay brokerage commissions to broker-dealers that are affiliates of Ameriprise Financial. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

The following charts reflect the aggregate amount of brokerage commissions paid by the Funds for the three most recent fiscal years, except as otherwise indicated. Differences, year to year, in the amount of brokerage commissions paid by a Fund were primarily the result of increased market volatility as well as shareholder purchase and redemption activity in the Fund.

Fund	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011	Fiscal Year Ended March 31, 2010
Pacific/Asia Fund	$664,375	$136,259	$121,276
Select Large Cap Growth Fund	$3,367,597	$2,329,422	$1,269,007

Fund	Fiscal Period Ended April 30, 2012*	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011	Fiscal Year Ended March 31, 2010
Bond Fund	$2,887	$7,922	$18,600	—
Corporate Income Fund	$444	$12,300	$20,513	$16,910
Intermediate Bond Fund	$4,744	$48,655	$173,845	$72,932
U.S. Treasury Index Fund	—	—	—	—

*	For the period from April 1, 2012 to April 30, 2012. During the period, the fiscal year end for each Fund was changed from March 31 to April 30.

Fund	Fiscal Period Ended April 30, 2012*	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010	Fiscal Year Ended June 30, 2009
Small Cap Value Fund I	$1,748,075	$1,708,280	$1,771,335	$1,761,043

*	For the period from July 1, 2011 to April 30, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to April 30.

Fund	Fiscal Period Ended May 31, 2012*	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010	Fiscal Year Ended June 30, 2009
High Yield Municipal Fund	—	—	—	$7,745

*	For the period from July 1, 2011 to May 31, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to May 31.

Fund	Fiscal Period Ended May 31, 2012*	Fiscal Year Ended September 30, 2011	Fiscal Year Ended September 30, 2010	Fiscal Year Ended September 30, 2009
Dividend Income Fund	$2,176,548	$1,118,331	$943,668	$1,224,272

*	For the period from October 1, 2011 to May 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to May 31.

Fund	Fiscal Year Ended July 31, 2012	Fiscal Year Ended July 31, 2011	Fiscal Year Ended July 31, 2010*
Ultra Short Term Bond Fund	—	—	—

*	Ultra Short Term Bond Fund commenced operations as of November 23, 2009.

Fund	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended August 31, 2011	Fiscal Year Ended August 31, 2010	Fiscal Year Ended August 31, 2009
Oregon Intermediate Municipal Bond Fund	—	—	—	$358,996

*	For the period from September 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from August 31 to July 31.

Fund	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended September 30, 2011	Fiscal Year Ended September 30, 2010	Fiscal Year Ended September 30, 2009
Large Cap Growth Fund	$3,500,338	$3,408,197	$2,815,647	$3,113,714

*	For the period from October 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to July 31.

Fund	Fiscal Period Ended July 31, 2012*	Fiscal Year Ended November 30, 2011	Fiscal Year Ended November 30, 2010	Fiscal Year Ended November 30, 2009
Tax-Exempt Fund	—	$1,886	—	—

*	For the period from December 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from November 30 to July 31.

Fund	Fiscal Year Ended August 31, 2012	Fiscal Year Ended August 31, 2011	Fiscal Year Ended August 31, 2010
Balanced Fund	$587,880	$498,630	$1,940
Global Dividend Opportunity Fund	$1,570,568	$1,325,739	$1,505,109
Greater China Fund	$225,863	$326,213	$495,486
Mid Cap Growth Fund	$3,638,725	$3,716,464	$3,436,137
Small Cap Growth Fund I	$2,781,535	$3,227,355	$4,948,857
Technology Fund	$869,734	$1,388,641	$1,507,722

Fund	Fiscal Period Ended August 31, 2012*	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011	Fiscal Year Ended March 31, 2010
Emerging Markets Fund	$1,816,401	$1,973,067	$1,684,409	$1,613,790
Energy and Natural Resources Fund	$589,498	$1,876,448	$6,137,174	$4,604,246
Value and Restructuring Fund	$3,032,149	$2,905,070	$3,324,224	$2,433,201

*	For the period from April 1, 2012 to August 31, 2012. During the period, the fiscal year end of each Fund was changed from March 31 to August 31.

Fund	Fiscal Period Ended August 31, 2012*
AP – Core Plus Bond Fund	$54,942
AP – Small Cap Equity Fund	$4,440,156
AP – Alternative Strategies Fund	$773,761

*	AP – Core Plus Bond Fund and AP – Small Cap Equity Fund commenced operations on April 20, 2012 and AP – Alternative Strategies Fund commenced operations on April 23, 2012. Commissions shown are from the Fund’s commencement of operations to August 31, 2012.

Fund	Fiscal Period Ended August 31, 2012*	Fiscal Year Ended September 30, 2011	Fiscal Year Ended September 30, 2010	Fiscal Year Ended September 30, 2009
Contrarian Core Fund	$1,516,809	$1,488,918	$961,464	$1,108,739
Small Cap Core Fund	$669,303	$748,746	$710,492	$401,075

*	For the period from October 1, 2011 to August 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to August 31.

Fund	Fiscal Year Ended October 31, 2012	Fiscal Year Ended October 31, 2011	Fiscal Year Ended October 31, 2010
CA Tax-Exempt Fund	—	—	—
CT Intermediate Municipal Bond Fund	—	—	—
Intermediate Municipal Bond Fund	—	—	—
MA Intermediate Municipal Bond Fund	—	—	—
NY Intermediate Municipal Bond Fund	—	—	—
NY Tax-Exempt Fund	—	—	—

Fund	Fiscal Period Ended October 31, 2012*	Fiscal Year Ended May 31, 2012	Fiscal Year Ended May 31, 2011	Fiscal Year Ended May 31, 2010
International Bond Fund	$154	$200	$60	$7,557
Strategic Income Fund	$64,953	$73,021	$86,139	—

*	For the period from June 1, 2012 to October 31, 2012. During the period, the fiscal year end of the Fund was changed from May 31 to October 31.

Fund	Fiscal Year Ended December 31, 2012	Fiscal Year Ended December 31, 2011	Fiscal Year Ended December 31, 2010
Real Estate Equity Fund	$640,257	$1,099,715	$769,811

Brokerage Commissions Paid by the Funds to Certain Broker-Dealers

Certain Funds paid brokerage commissions to affiliated broker-dealer, Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPF&S), during the three most recently completed fiscal years, as indicated in the following table:

Fund	Broker-Dealer*	Aggregate Brokerage Commission Paid	Percentage of the Fund’s Aggregate Brokerage Commission Paid to the Certain Broker-Dealer During the Fund’s Most Recent Fiscal Year	Percentage of the Fund’s Aggregate Dollar Amount of Transactions Involving the Payment of Commission Effected Through the Certain Broker-Dealer During the Most Recent Fiscal Year Fund’s
AP – Core Plus Bond Fund	MLPF&S	$405	0%	0%
Contrarian Core Fund	MLPF&S	$7,713	0%	0%
Emerging Markets Fund	MLPF&S	$10,028	0%	0%
Energy and Natural Resources Fund	MLPF&S	$3,822	0%	0%
Global Dividend Opportunity Fund	MLPF&S	$191,223	0%	0%
Technology Fund	MLPF&S	$30,084	0%	0%

*

Prior to May 1, 2010, MLPF&S (as of January 1, 2009) and other broker-dealers affiliated with BANA were affiliated broker-dealers of the Fund by virtue of being under common control with the Previous Adviser. The affiliation created by this relationship ended on May 1, 2010, when the investment advisory agreement with the Previous Adviser was terminated and the Fund entered into a new investment management services agreement with the Investment Manager. However, BANA, on behalf of its fiduciary accounts, continues to have investments in certain of the Columbia Funds. The amounts shown include any brokerage commissions paid to MLPF&S after May 1, 2010.

Directed Brokerage

The Funds or the Investment Manager, through an agreement or understanding with a broker-dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker-dealer because of the research services it provides the Funds or the Investment Manager.

During the Funds’ last applicable fiscal year (or period), each Fund directed certain brokerage transactions and paid related commissions in the amounts as follows:

Fund	Amount of Transactions	Related Commissions
For Funds with fiscal year ended March 31, 2012
Pacific/Asia Fund	$2,548,341	$1,670
Select Large Cap Growth Fund	$3,595,893,443	$1,530,013

For Funds with fiscal year ended April 30, 2012
Bond Fund[a]	—	—
Corporate Income Fund[a]	—	—
Intermediate Bond Fund[a]	—	—
Small Cap Value Fund Ib	$451,222,389	$741,731
U.S. Treasury Index Fund[a]	—	—

For Funds with fiscal year ended May 31, 2012
Dividend Income Fund[c]	$1,167,601,198	$791,952
High Yield Municipal Fund[d]	—	—

For the Funds with fiscal year ended July 31, 2012
Large Cap Growth Fund[e]	$1,631,108,130	$1,140,658
Oregon Intermediate Municipal Bond Fund[f]	—	—
Tax-Exempt Fund[i]	—	—
Ultra Short Term Bond Fund	—	—

For the Funds with fiscal year ended August 31, 2012
AP – Alternative Strategies Fund	—	—
AP – Core Plus Bond Fund	—	—
AP – Small Cap Equity Fund	$13,254,103	$19,260
Balanced Fund	$558,763,899	$302,424
Contrarian Core Fund[g]	$1,471,950,668	$798,940
Emerging Markets Fund[h]	$11,740,690	$10,208
Energy and Natural Resources Fund[h]	$165,892,541	$82,469
Global Dividend Opportunity Fund	$329,755,854	$191,233
Greater China Fund	$646,452	$277
Mid Cap Growth Fund	$749,546,912	$421,521
Small Cap Core Fund[g]	$64,003,474	$75,323
Small Cap Growth Fund I	$431,922,608	$389,999
Technology Fund	$230,679,504	$187,561
Value and Restructuring Fund[h]	$820,656,796	$528,222

For Funds with fiscal year ended October 31, 2012
CA Tax-Exempt Fund	—	—
CT Intermediate Municipal Bond Fund	—	—

Fund	Amount of Transactions	Related Commissions
Intermediate Municipal Bond Fund	—	—
International Bond Fund[j]	—	—
MA Intermediate Municipal Bond Fund	—	—
NY Intermediate Municipal Bond Fund	—	—
NY Tax-Exempt Fund	—	—
Strategic Income Fund[j]	—	—

For the Fund with fiscal year ended December 31, 2012
Real Estate Equity Fund	$70,077,511	$40,710

[a]	During the period from April 1, 2012 to April 30, 2012, the fiscal year end of the Fund was changed from March 31 to April 30.
[b]	For the period from July 1, 2011 to April 30, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to April 30.
[c]	For the period from October 1, 2011 to May 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to May 31.
[d]	For the period from July 1, 2011 to May 31, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to May 31.
[e]	For the period from October 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to July 31.
[f]	For the period from September 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from August 31 to July 31.
[g]	For the period from October 1, 2011 to August 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to August 31.
[h]	For the period from April 1, 2012 to August 31, 2012. During the period, the fiscal year end of the Fund was changed from March 31 to August 31.
[i]	For the period from December 1, 2011 to July 31, 2012. During this period, the fiscal year end of the Fund was changed from November 30 to July 31.
[j]	For the period from June 1, 2012 to October 31, 2012. During the period, the fiscal year end of the Fund was changed from May 31 to October 31.

Securities of Regular Broker-Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker-dealers that the Investment Manager uses to transact brokerage for the Funds.

As of each Fund’s most recent applicable fiscal year end (or period), the Funds owned securities of their “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below:

Investments in Securities of Regular Broker-Dealers

Fund	Broker-Dealer	Dollar Amount of Securities Held
For Funds with fiscal year ended March 31, 2012
Pacific/ Asia Fund	None	$0
Select Large Cap Growth Fund	Franklin Resources, Inc.	$263,989,173

For Funds with fiscal year ended April 30, 2012
Fund	Broker-Dealer	Dollar Amount of Securities Held
		Fiscal year ended March 31, 2012	Fiscal period ended April 30, 2012*
Bond Fund	Bear Stearns Commercial Mortgage Securities	$52,082,246	$51,874,897
	Citigroup Capital XIII	$4,901,168	$3,866,410
	Citigroup Mortgage Loan Trust, Inc.	$249,957	$238,353
	Citigroup, Inc.	$7,832,156	$5,970,773
	Citigroup/Deutsche Bank Commercial Mortgage Trust	$14,777,936	$14,933,063
	Credit Suisse First Boston Mortgage Securities Corp.	$3,568,399	$3,555,668
	Credit Suisse Mortgage Capital Certificates	$14,174,673	$14,157,601
	Eaton Vance Corp.	$1,428,804	$1,435,118
	GS Mortgage Securities Corp. II	$4,961,405	$4,971,762
	JPMorgan Chase & Co.	$1,320,102	$1,320,246
	JPMorgan Chase Capital XVIII	$381,140	$380,950
	JPMorgan Chase Capital XX	$7,103,340	$5,774,574
	JPMorgan Chase Capital XXII	$6,941,000	$5,646,000
	JPMorgan Chase Capital XXIII	$597,139	$595,717
	JPMorgan Chase Commercial Mortgage Securities	$40,304,410	$40,149,093
	LB-UBS Commercial Mortgage Trust	$28,853,144	$18,280,360
	Merrill Lynch & Co., Inc.	$4,697,577	$4,688,607
	Merrill Lynch Mortgage Investors, Inc.	$25,305	$24,662
	Merrill Lynch Mortgage Trust	$10,900,280	$10,859,140
	Morgan Stanley Capital I	$36,729,570	$36,522,810
	Morgan Stanley Reremic Trust	$6,464,431	$6,468,442
	Morgan Stanley, Dean Witter Capital I	$21,278,047	$11,245,174
	PNC Financial Services Group, Inc.	$0	$2,683,315
Corporate Income Fund	Citigroup, Inc.	$22,435,253	$22,775,013
	E*TRADE Financial Corp.	$1,751,341	$1,755,939
	Goldman Sachs Group	$25,120,588	$28,652,737
	JPMorgan Chase & Co.	$26,365,846	$27,018,454
	Morgan Stanley	$17,092,697	$20,031,741
	Nuveen Investments, Inc.	$585,271	$590,580
Intermediate Bond Fund	Bear Stearns Asset-Backed Securities Trust	$500,556	$325,824
	Bear Stearns Commercial Mortgage Securities	$38,475,535	$38,568,630
	Citigroup, Inc.	$29,180,913	$3,893,530
	Citigroup/Deutsche Bank Commercial Mortgage Trust	$20,730,767	$20,919,715

Fund	Broker-Dealer	Dollar Amount of Securities Held
		Fiscal year ended March 31, 2012	Fiscal period ended April 30, 2012*
	Citigroup Mortgage Loan Trust, Inc.	$335,020	$319,773
	Citigroup Capital XIII	$31,376,424	$30,718,903
	Credit Suisse Mortgage Capital Certificates	$44,935,637	$44,321,488
	E*TRADE Financial Corp.	$1,478,231	$1,481,261
	Eaton Vance Corp.	$3,887,940	$3,367,667
	GS Mortgage Securities Corp. II	$23,562,000	$0
	JPMorgan Chase & Co.	$21,109,575	$21,111,887
	JPMorgan Chase Commercial Mortgage Securities	$36,465,535	$36,589,749
	JPMorgan Mortgage Aquistion Corp	$1,210,280	$1,165,052
	JPMorgan Alternative Loan Trust	$1,409,693	$1,294,477
	JPMorgan Chase Capital XXII	$4,005,000	$4,005,000
	JPMorgan Chase Capital XX	$18,051,810	$18,029,357
	JPMorgan Chase Capital XXIII	$2,518,370	$2,512,371
	JPMorgan Chase Capital XXV	$8,431,956	$8,426,925
	LB-UBS Commercial Mortgage Trust	$51,011,779	$51,118,754
	Merrill Lynch & Co., Inc.	$15,698,827	$7,501,272
	Merrill Lynch Mortgage Trust	$7,030,681	$7,004,145
	Merrill Lynch Mortgage Investors, Inc.	$165,502	$161,295
	Morgan Stanley	$16,590,536	$409,202
	Morgan Stanley Capital I	$38,023,390	$37,933,795
	Morgan Stanley, Dean Witter Capital I	$13,651,017	$13,229,462
	Morgan Stanley Mortgage Loan Trust	$806,806	$805,455
	Morgan Stanley Reremic Trust	$17,279,464	$17,290,188
	Nuveen Investments, Inc.	$527,653	$532,440
	PNC Financial Services Group, Inc.	$0	$15,900,850
U.S. Treasury Index Fund	None	$0	$0

*	During the period from April 1, 2012 to April 30, 2012, the fiscal year end of each Fund was changed from March 31 to April 30.

For Fund with fiscal year ended April 30, 2012†
Fund	Broker-Dealer	Dollar Amount of Securities Held
Small Cap Value Fund I	Investment Technology Group, Inc Knight Capital Group, Inc. Class A	$ $	2,368,777 11,172,811

†	For the period from July 1, 2011 to April 30, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to April 30.

Fund	Broker-Dealer	Dollar Amount of Securities Held
For Funds with fiscal year ended May 31, 2012
Dividend Income Fund*	JPMorgan Chase & Co.	$93,910,635
	PNC Financial Services Group, Inc.	$52,303,736
High Yield Municipal Fund**	None	$0

For Funds with fiscal year ended July 31, 2012
Large Cap Growth Fund[a]	None	$0
Oregon Intermediate Municipal Bond Fund[b]	None	$0
Tax-Exempt Fund[e]	None	$0
Ultra Short Term Bond Fund	Bear Stearns Commercial Mortgage Securities	$5,951,192
	Citigroup, Inc.	$7,428,592
	Citigroup Commercial Mortgage Trust	$2,962,834
	Credit Suisse Mortgage Capital Certificates	$1,123,964
	Credit Suisse First Boston Mortgage Securities Corp.	$12,267,831
	The Goldman Sachs Group, Inc.	$7,696,072
	JPMorgan Chase & Co.	$15,512,242
	JPMorgan Chase Commercial Mortgage Securities	$13,098,905
	JPMorgan Reremic	$2,374,575
	Merrill Lynch Mortgage Trust	$16,640,775
	Morgan Stanley	$6,280,300
	Morgan Stanley Capital I	$16,390,032
	Morgan Stanley, Dean Witter Capital I	$3,395,362
	Morgan Stanley Reremic Trust	$967,719

For Funds with fiscal year ended August 31, 2012
AP – Alternative Strategies Fund†	Citigroup, Inc.	$1,913,324
	Citigroup Capital IX	$522,270
	Citigroup Capital VIII	$483,930
	JPMorgan Chase Capital XI	$772,234
AP – Core Plus Bond Fund††	Bear Stearns Adjustable Rate Mortgage Trust	$3,202,447
	Bear Stearns Commercial Mortgage Securities	$18,889,802
	Citigroup, Inc.	$1,336,284
	Citigroup/Deutsche Bank Commercial Mortgage Trust	$17,382,215
	Citigroup Mortgage Loan Trust, Inc.	$17,929,367
	Citigroup Capital XIII	$14,327,246
	Credit Suisse First Boston USA	$2,106,034
	Credit Suisse Mortgage Capital Certificates	$8,644,336
	Credit Suisse First Boston Mortgage Securities Corp.	$8,720,341
	E*TRADE Financial Corp.	$623,332
	Eaton Vance Corp.	$1,214,310

Fund	Broker-Dealer	Dollar Amount of Securities Held
	GS Mortgage Securities Corp. II	$18,256,111
	Jefferies Group, Inc.	$3,199,002
	JPMorgan Chase & Co.	$14,194,422
	JPMorgan Chase Bank	$3,066,948
	JPMorgan Chase Commercial Mortgage Securities	$53,871,322
	JPMorgan Mortgage Acquisition Corp.	$495,998
	JPMorgan Alternative Loan Trust	$468,054
	JPMorgan Chase Capital XXII	$9,854,325
	JPMorgan Chase Capital XXIII	$1,183,428
	Legg Mason, Inc.	$615,257
	Lehman XS Trust	$7,812,237
	Merrill Lynch & Co., Inc.	$96,988
	Merrill Lynch Mortgage Trust	$12,862,024
	Morgan Stanley	$19,055,253
	Morgan Stanley Capital I	$20,045,916
	Morgan Stanley, Dean Witter Capital I	$36,412,904
	Morgan Stanley Reremic Trust	$16,421,597
	Nuveen Investments, Inc.	$1,041,082
	PNC Financial Services Group, Inc.	$10,616,471
	PNC Funding Corp.	$2,566,035
	Raymond James Financial, Inc.	$3,529,596
	TD Ameritrade Holding Corp.	$1,058,551
AP – Small Cap Equity Fund††	None	$0
Balanced Fund	Bear Stearns Commercial Mortgage Securities	$1,475,144
	The Bear Stearns Companies LLC	$1,995,931
	Citigroup, Inc.	$9,301,406
	Citigroup/Deutsche Bank Commercial Mortgage Trust	$703,099
	Citigroup Mortgage Loan Trust, Inc.	$341,457
	Credit Suisse Mortgage Capital Certificates	$516,042
	Credit Suisse First Boston Mortgage Securities Corp.	$2,561,847
	GS Mortgage Securities Corp. II	$570,741
	The Goldman Sachs Group, Inc.	$7,456,465
	JPMorgan Chase & Co.	$14,952,936
	JPMorgan Chase Commercial Mortgage Securities	$5,976,058
	Merrill Lynch & Co., Inc.	$787,344
	Morgan Stanley	$6,239,529
	Morgan Stanley Capital I	$1,066,017
	Morgan Stanley Reremic Trust	$3,669,949
Contrarian Core Fund[c]	Citigroup, Inc.	$18,693,473
	The Goldman Sachs Group, Inc.	$15,397,484
	JPMorgan Chase & Co.	$40,146,000
	Morgan Stanley	$11,876,280
Emerging Markets Fund[d]	None	$0
Energy and Natural Resources Fund[d]	None	$0

Fund	Broker-Dealer	Dollar Amount of Securities Held
Global Dividend Opportunity Fund	Citigroup, Inc.	$5,923,342
	JPMorgan Chase & Co.	$10,434,892
	Morgan Stanley	$3,668,415
Greater China Fund	None	$0
Mid Cap Growth Fund	Affiliated Managers Group, Inc.	$15,325,651
Small Cap Core Fund[c]	Investment Technology Group, Inc.	$1,966,819
Small Cap Growth Fund I	None	$0
Technology Fund	None	$0
Value and Restructuring Fund[d]	Citigroup, Inc.	$39,217,200
	The Goldman Sachs Group, Inc.	$20,916,702
	JPMorgan Chase & Co.	$6,932,552
	Morgan Stanley	$15,955,350

For Funds with fiscal year ended October 31, 2012
CA Tax-Exempt Fund	None	$0
CT Intermediate Municipal Bond Fund	None	$0
Intermediate Municipal Bond Fund	None	$0
International Bond Fund[f]	None	$0
MA Intermediate Municipal Bond Fund	None	$0
NY Intermediate Municipal Bond Fund	None	$0
NY Tax-Exempt Fund	None	$0
Strategic Income Fund[f]	Bear Stearns Commercial Mortgage Securities	$7,614,982
	Citigroup Mortgage Loan Trust, Inc.	$13,680,905
	Citigroup, Inc.	$16,513
	Credit Suisse First Boston Mortgage Securities Corp.	$442,255
	Credit Suisse Mortgage Capital Certificates	$14,202,943
	E*TRADE Financial Corp.	$12,881,434
	GS Mortgage Securities Corp. II	$10,782,725
	JPMorgan Chase & Co.	$1,655,539
	JPMorgan Chase Commercial Mortgage Securities	$13,428,297
	JPMorgan Resecuritization Trust	$1,339,501
	Morgan Stanley	$12,338,763
	Morgan Stanley Capital I	$5,307,920
	Morgan Stanley Reremic Trust	$17,690,417
	Nuveen Investments, Inc.	$2,715,223

For the Fund with fiscal period ended December 31, 2012
Real Estate Equity Fund	None	$0

*	For the period from October 1, 2011 to May 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to May 31.
**	For the period from July 1, 2011 to May 31, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to May 31.
†	For the period from April 23, 2012 (commencement of operation) to August 31, 2012.
††	For the period from April 20, 2012 (commencement of operation) to August 31, 2012.
[a]	For the period from October 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to July 31.

[b]	For the period from September 1, 2011 to July 31, 2012. During the period, the fiscal year end of the Fund was changed from August 31 to July 31.
[c]	For the period from October 1, 2011 to August 31, 2012. During the period, the fiscal year end of the Fund was changed from September 30 to August 31.
[d]	For the period from April 1, 2012 to August 31, 2012. During the period, the fiscal year end of the Fund was changed from March 31 to August 31.
[e]	For the period from December 1, 2011 to July 31, 2012. During this period, the fiscal year end of the Fund was changed from November 30 to July 31.
[f]	For the period from June 1, 2012 to October 31, 2012. During the period, the fiscal year end of the Fund was changed from May 31 to October 31.

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent, the Distributor and the Investment Manager, may pay significant amounts to Selling Agents, including other Ameriprise Financial affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to Selling Agents may vary. A number of factors may be considered in determining payments to a Selling Agent, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Funds through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by Selling Agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of each Fund’s shares on an annual basis. The Board has authorized each Fund to pay up to 0.20% of the average aggregate value of each Fund’s shares. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the Selling Agent for the provision of such additional shareholder services. The Funds’ Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Funds to Selling Agents in connection with the provision of these additional shareholder services and other services.

The Funds also may make additional payments to Selling Agents that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Ameriprise Financial affiliates may make lump sum payments to selected Selling Agents receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the Selling Agent’s system or other similar services.

As of April 2013, the Distributor and/or other Ameriprise Financial affiliates had agreed to make shareholder servicing payments with respect to the Funds to the Selling Agents or their affiliates shown on the following page.

Recipients of Shareholder Servicing Payments with Respect to the Funds from the Distributor and/

or other Ameriprise Financial Affiliates

•	ADP Broker-Dealer, Inc.
•	American Century Investment Management, Inc.
•	American United Life Insurance Co.
•	Ameriprise Financial Services, Inc.*
•	Ascensus, Inc.
•	AXA Advisors
•	AXA Equitable Life Insurance
•	Bank of America, N.A.
•	Benefit Plan Administrators
•	Benefit Trust
•	Charles Schwab & Co., Inc.
•	Charles Schwab Trust Co.
•	Clearview Correspondent Services/BB&T Securities
•	Davenport & Company

•	City National Bank
•	CPI Qualified Plan Consultants, Inc.
•	Daily Access Concepts, Inc.
•	Digital Retirement Solutions
•	Edward D. Jones & Co., LP
•	ExpertPlan
•	Fidelity Brokerage Services, Inc.
•	Fidelity Investments Institutional Operations Co.
•	Guardian Life and Annuity Company Inc.
•	Genworth Life and Annuity Insurance Company
•	GWFS Equities, Inc.
•	Hartford Life Insurance Company
•	Hartford Securities Distribution
•	HD Vest
•	Hewitt Associates LLC
•	ICMA Retirement Corporation
•	ING Life Insurance and Annuity Company
•	ING Institutional Plan Services, LLP
•	Janney Montgomery Scott, Inc.
•	JJB Hilliard Lyons
•	John Hancock Life Insurance Company (USA)
•	John Hancock Life Insurance Company of New York
•	JP Morgan Retirement Plan Services LLC
•	Lincoln National Life Insurance Company
•	Lincoln Retirement Services
•	LPL Financial Corporation
•	Marshall & Illsley Trust Company
•	Massachusetts Mutual Life Insurance Company
•	Mercer HR Services, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Mid Atlantic Capital Corporation
•	Minnesota Life Insurance Co.
•	Morgan Stanley Smith Barney
•	Morgan Keegan & Company
•	MSCS Financial Services Division of Broadridge Business Process Outsourcing LLC
•	National Financial Services
•	Nationwide Investment Services
•	Newport Retirement Services, Inc.
•	New York State Deferred Compensation Plan
•	NYLife Distributors LLC
•	Oppenheimer
•	Plan Administrators, Inc.
•	PNC Bank
•	Principal Life Insurance Company of America
•	Prudential Insurance Company of America
•	Prudential Retirement Insurance & Annuity Company
•	Pershing LLC
•	Raymond James & Associates
•	RBC Capital Markets
•	Reliance Trust
•	Robert W. Baird & Co., Inc.
•	Standard Insurance Company
•	Stifel Nicolaus & Co.
•	TD Ameritrade Clearing, Inc.
•	TD Ameritrade Trust Company
•	The Retirement Plan Company
•	Teachers Insurance and Annuity Association of America
•	Transamerica Advisors Life Insurance Company
•	Transamerica Life Insurance Company
•	T. Rowe Price Group, Inc.
•	UBS Financial Services, Inc.
•	Unified Trust Company, N.A.
•	Upromise Investments, Inc.
•	USAA Investment Management Co
•	Vanguard Group, Inc.
•	VALIC Retirement Services Company
•	Wells Fargo Advisors
•	Wells Fargo Bank, N.A.
•	Wells Fargo Funds Management, LLC
•	Wilmington Trust Company
•	Wilmington Trust Retirement & Institutional Services Company
•	Xerox HR Solutions

*	Ameriprise Financial affiliate

The Distributor and/or other Ameriprise Financial affiliates may enter into similar arrangements with other Selling Agents from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Selling Agent Payments

Selling Agents may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments.

The Distributor and other Ameriprise Financial affiliates may pay additional compensation to selected Selling Agents, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single Selling Agent may receive payments under all categories. A Selling Agent also may receive payments described above in Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. These payments may create an incentive for a Selling Agent or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to Selling Agents may vary. In determining the amount of payments to be made, the Distributor and other Ameriprise Financial affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the Selling Agent, the size of the customer/shareholder base of the Selling Agent, the manner in which customers of the Selling Agent make investments in the Funds, the nature and scope of marketing support or services provided by the Selling Agent (as described more fully below) and the costs incurred by the Selling Agent in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Ameriprise Financial affiliates are made pursuant to agreements between the Distributor and other Ameriprise Financial affiliates and Selling Agents, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses of the Fund in the Fund’s prospectuses.

Marketing/Sales Support Payments

The Distributor, the Investment Manager and their affiliates may make payments, from their own resources, to certain Selling Agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that Selling Agent, gross sales of the Columbia Funds distributed by the Distributor attributable to that Selling Agent, reimbursement of ticket charges (fees that a Selling Agent firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each Selling Agent, the marketing support payments to each Selling Agent generally are expected to be between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Columbia Funds attributable to the Selling Agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds attributable to the Selling Agent. The Distributor and other Ameriprise Financial affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with certain Selling Agents. Such increased payments may enable the Selling Agents to offset credits that they may provide to their customers.

As of the date of this SAI, the Distributor, the Investment Manager or their affiliates had agreed to make marketing support payments with respect to the Funds to the Selling Agents or their affiliates shown below.

Recipients of Marketing Support Payments with Respect to the Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	AIG Advisor Group
•	Ameriprise Financial Services, Inc.*
•	AXA Advisors, LLC
•	Citigroup Global Markets Inc./Citibank
•	Commonwealth Financial Network
•	Investacorp
•	J.J.B. Hilliard, W.L. Lyons, Inc.
•	J.P. Morgan Chase Clearing Corp.
•	Lincoln Financial Advisors Corp.
•	Linsco/Private Ledger Corp.
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley Smith Barney
•	Oppenheimer & Co., Inc.
•	Raymond James & Associates, Inc.
•	Raymond James Financial Services, Inc.
•	RBC Capital Markets
•	Securities America, Inc.
•	Triad Advisors
•	UBS Financial Services Inc.
•	U.S. Trust/Bank of America
•	Wells Fargo Advisors
•	Vanguard Marketing Corp

*	Ameriprise Financial affiliate

The Distributor, the Investment Manager and their affiliates may enter into similar arrangements with other Selling Agents from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain Selling Agents that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to Selling Agents that enable the Distributor to participate in and/or present at Selling Agent-sponsored conferences or seminars, sales or training programs for invited registered representatives and other Selling Agent employees, financial intermediary entertainment and other sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your Selling Agent may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your Selling Agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a Selling Agent and its financial consultants may have a financial incentive for recommending a particular fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information.

Performance Disclosure

Effective beginning with performance reporting for the December 31, 2011 year end, in presenting performance information for newer share classes, if any, of a Fund, the Fund typically includes, for periods prior to the offering of such share classes, the performance of the Fund’s oldest share class (except as otherwise disclosed), adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable, based on the expense ratios of those share classes for the Fund’s most recently completed fiscal year for which data was available at December 31, 2011 or, for funds and classes first offered after January 1, 2011, the expected expense differential at the time the newer share class is first offered. Actual expense differentials across classes will vary over time. The performance of the Fund’s newer share classes would have been substantially similar to the performance of the Fund’s oldest share class because all share classes of a Fund are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same sales charges and/or expenses (although differences in expenses between share classes may change over time).

Prior to December 31, 2011, in presenting performance information for a newer share class of a Fund, the Fund would typically include, for periods prior to the offering of such newer share class, the performance of an older share class, the class-related operating expense structure of which was most similar to that of the newer share class, and for periods prior to the initial offering of such older share class, would include the performance of successively older share classes with successively less similar expense structures. Such performance information was not restated to reflect any differences in expenses between share classes and if such differences had been reflected, the performance shown might have been lower. Because, prior to December 31, 2011, the Funds used a different methodology for presenting performance information for a newer share class, such performance information published before December 31, 2011 may differ from corresponding performance information published after December 31, 2011.

For certain Funds, performance shown includes the returns of a predecessor to the Fund. The table below identifies the predecessor fund for certain of these Funds and shows the periods when performance shown is that of the predecessor fund or a predecessor to that fund.

Fund	Predecessor Fund	For periods prior to:
Columbia Bond Fund	Excelsior Core Bond Fund, a series of Excelsior Funds, Inc.	March 31, 2008

Columbia Connecticut Intermediate Municipal Bond Fund	Galaxy Connecticut Intermediate Municipal Bond Fund, a series of The Galaxy Fund	November 18, 2002

Columbia Contrarian Core Fund	Galaxy Growth & Income Fund, a series of The Galaxy Fund	December 9, 2002

Columbia Dividend Income Fund	Galaxy Strategic Equity Fund, a series of The Galaxy Fund	November 25, 2002

Columbia Emerging Markets Fund	Excelsior Emerging Markets Fund, a series of Excelsior Funds, Inc.	March 31, 2008

Columbia Energy and Natural Resources Fund	Excelsior Energy and Natural Resources Fund, a series of Excelsior Funds, Inc.	March 31, 2008

Columbia Intermediate Municipal Bond Fund	Galaxy Intermediate Tax-Exempt Bond Fund, a series of The Galaxy Fund	November 25, 2002

Columbia Large Cap Growth Fund	Galaxy Equity Growth Fund, a series of The Galaxy Fund	November 18, 2002

Columbia Massachusetts Intermediate Municipal Bond Fund	Galaxy Massachusetts Intermediate Municipal Bond Fund, a series of The Galaxy Fund	December 9, 2002

Columbia New York Intermediate Municipal Bond Fund	Galaxy New York Municipal Bond Fund, a series of The Galaxy Fund	November 25, 2002

Columbia Pacific/Asia Fund	Excelsior Pacific/Asia Fund, a series of Excelsior Funds, Inc.	March 31, 2008

Columbia Select Large Cap Growth Fund	Excelsior Large Cap Growth Fund, a series of Excelsior Funds, Inc.	March 31, 2008

Columbia Small Cap Core Fund	Galaxy Small Cap Value Fund, a series of The Galaxy Fund	November 18, 2002

Columbia U.S. Treasury Index Fund	Galaxy II U.S. Treasury Index Fund, a series of The Galaxy Fund	November 25, 2002

Columbia Value and Restructuring Fund	Excelsior Value and Restructuring Fund, a series of Excelsior Funds, Inc.	March 31, 2008

CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Fund’s prospectuses, a Fund may no longer be accepting new investments from current shareholders or prospective investors. As described in the applicable prospectuses, certain share classes are closed to new investors, subject to certain exceptions. However, the Funds ay at any time and without notice, begin to offer a closed Fund to investors or any closed share class to investors. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares[a]	Class C Shares	Class I Shares	Class K Shares[b]	Class R Shares	Class R4 Shares	Class R5 Shares	Class T Shares	Class W Shares	Class Y Shares	Class Z Shares	Other
AP – Alternative Strategies Fund	A
AP – Core Plus Bond Fund	A
AP– Select Large Cap Growth Fund	A
AP – Small Cap Equity Fund	A
Balanced Fund	A	B	C		K	R	R4	R5			Y	Z
Bond Fund	A	B	C	I		R	R4	R5	T	W	Y	Z
CA Tax – Exempt Fund	A	B	C				R4					Z
CT Intermediate Municipal Bond Fund	A	B	C				R4		T			Z
Contrarian Core Fund	A	B	C	I	K	R	R4	R5	T	W	Y	Z
Corporate Income Fund	A	B	C	I			R4	R5		W	Y	Z
Dividend Income Fund	A	B	C	I		R	R4	R5	T	W	Y	Z
Emerging Markets Fund	A	B	C	I	K	R	R4	R5		W	Y	Z
Energy and Natural Resources Fund	A	B	C	I	K	R	R4	R5				Z
Global Dividend Opportunity Fund	A	B	C	I		R	R4			W	Y	Z
Greater China Fund	A	B	C	I			R4	R5		W		Z
High Yield Municipal Fund	A	B	C				R4	R5				Z
Intermediate Bond Fund	A	B	C	I	K	R	R4	R5		W	Y	Z
Intermediate Municipal Bond Fund	A	B	C				R4	R5	T			Z
International Bond Fund	A		C	I						W		Z
Large Cap Growth
Fund	A	B	C	I	K	R	R4	R5	T	W	Y	Z	Class E and Class F

Fund	Class A Shares	Class B Shares[a]	Class C Shares	Class I Shares	Class K Shares[b]	Class R Shares	Class R4 Shares	Class R5 Shares	Class T Shares	Class W Shares	Class Y Shares	Class Z Shares	Other
MA Intermediate Municipal Bond Fund	A	B	C				R4		T			Z
Mid Cap Growth Fund	A	B	C	I	K	R	R4	R5	T	W	Y	Z
NY Intermediate Municipal Bond Fund	A	B	C				R4		T			Z
NY Tax-Exempt Fund	A	B	C				R4	R5				Z
Oregon Intermediate Municipal Bond Fund	A	B	C				R4	R5				Z
Pacific/Asia Fund	A		C	I			R4			W		Z
Real Estate Equity Fund	A	B	C	I	K	R	R4	R5		W		Z
Risk Allocation Fund	A		C		K	R		R5		W		Z
Select Large Cap Growth Fund	A		C	I		R	R4	R5		W	Y	Z
Small Cap Core Fund	A	B	C	I			R4	R5	T	W	Y	Z
Small Cap Growth Fund I	A	B	C	I	K	R	R4	R5			Y	Z
Small Cap Value Fund I	A	B	C	I		R	R4	R5			Y	Z
Strategic Income Fund	A	B	C		K	R	R4	R5		W	Y	Z
Tax-Exempt Fund	A	B	C				R4					Z
Technology Fund	A	B	C				R4	R5				Z
Ultra Short Term Bond Fund													✓[c]
U.S. Treasury Index Fund	A	B	C	I				R5		W		Z
Value and Restructuring Fund	A		C	I		R	R4	R5		W	Y	Z

[a]

Class B shares of the Funds are closed to new investments, except for certain limited transactions from existing investors in Class B shares. Additional Class B shares of the Funds will be issued only in connection with (i) reinvestment of dividends and/or capital gain distributions in Class B shares of the Funds by the Funds’ existing Class B shareholders and (ii) exchanges by shareholders invested in Class B shares of a Columbia Fund for Class B shares of the Funds. See the prospectuses for Class B shares of the Funds for details.

[b]	Class K shares of the Funds are closed to new investors.
[c]	Ultra Short Term Bond Fund offers only a single class of shares.

As described in the applicable prospectus, certain share classes may be registered with the SEC but not offered.

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds or any class of shares of the Funds, except that the Funds may redeem Fund shares of shareholders holding less than any minimum or more than any maximum investment from time to time established by the Board. The Funds or any class of shares of the Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust’s Declaration of Trust disclaims any shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a Fund incurring financial loss on account of another series of the Trust also is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other series of the Trust was unable to meet its obligations.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of a Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid pro rata to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of a Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Previously, the Trust had voluntarily undertaken to adhere to certain governance measures contemplated by an SEC settlement order with respect to the Trust’s prior investment adviser in 2005. Over the past several years, the SEC has adopted many rules under the 1940 Act and the Investment Advisers Act of 1940 to strengthen fund governance and compliance oversight of funds and their investment advisers. Accordingly, although the Trust may continue to follow certain governance practices noted in the 2005 settlement order, it will do so as the Board deems appropriate and not pursuant to any voluntary undertakings. In this regard, the Board has determined that it is unnecessary to commit to holding a meeting of shareholders to elect trustees at least every five years. Instead, the Board will convene meetings of shareholders to elect trustees as required by the 1940 Act or as deemed appropriate by the Board. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust’s By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies on the Board except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by holders of a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in a Fund’s prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders’ meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by Fund or by class.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution and to a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

With the exception of Class B shares, which no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions from existing investors in Class B shares as described in the prospectuses for Class B shares of the Funds, shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law or compel sales or redemptions of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only and when issued will be fully paid and non-assessable by the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements information in the Funds’ prospectuses.

The Funds have authorized one or more broker-dealers to accept buy and sell orders on the Funds’ behalf. These broker-dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker-dealer, or, if applicable, a broker-dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker-dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f–1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Potential Adverse Effects of Large Investors

Each Fund may from time to time sell to one or more investors, including other funds advised by the Investment Manager or third parties, a substantial amount of its shares, and may thereafter be required to satisfy redemption requests by such investors. Such sales and redemptions may be very substantial relative to the size of the Fund. While it is not possible to predict the overall effect of such sales and redemptions over time, such transactions may adversely affect the Fund’s performance to the extent that the Fund is required to invest cash received in connection with a sale or to sell portfolio securities to facilitate a redemption at, in either case, a time when the Fund otherwise would not invest or sell. Such transactions also may increase a Fund’s transaction costs, which would detract from Fund performance. If a Fund is forced to sell portfolio securities that have appreciated in value, such sales may accelerate the realization of taxable income.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern Time unless the NYSE closes earlier) on each day the Fund is open for business, unless the Board determines otherwise. The Funds do not value their shares on days that the NYSE is closed.

For Funds Other than Money Market Funds. The value of each Fund’s portfolio securities is determined in accordance with the Trust’s valuation procedures, which are approved by the Board. Except as described below under “Fair Valuation of Portfolio Securities,” the Fund’s portfolio securities are typically valued using the following methodologies:

Equity Securities. Equity securities (including common stocks, preferred stocks, convertible securities, warrants and ETFs) listed on an exchange are valued at the closing price on their primary exchange (which, in the case of foreign securities, may be a foreign exchange) or, if a closing price is not readily available, at the mean of the closing bid and asked prices. Over-the-counter equity securities not listed on any national exchange but included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price or, if the official closing price is not readily available, at the mean between the closing bid and asked prices. Equity securities that are not listed on any national exchange and are not included in the NASDAQ National Market System are valued at the mean between the closing bid and asked prices. Shares of open-end investment companies (other than ETFs) are valued at the latest net asset value reported by those companies.

Fixed Income Securities. Short-term debt securities purchased with remaining maturities of 60 days or less and long-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost value. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. The value of short-term debt securities with remaining maturities in excess of 60 days is the market price, which may be obtained from a pricing service or, if a market price is not available from a pricing service, a bid quote from a broker or dealer. Short-term variable rate demand notes are typically valued at their par value. Other debt securities typically are valued using an evaluated bid provided by a pricing service. If pricing information is unavailable from a pricing service or the Investment Manager’s valuation committee believes such information is not reflective of market value, then a quote from a broker or dealer may be used. Newly issued debt securities may be valued at purchase price for up to two days following purchase.

Futures, Options and Other Derivatives. Futures and options on futures are valued based on the settle price at the close of regular trading on their principal exchange or, in the absence of transactions, they are valued at the mean of the closing bid and asked prices closest to the last reported sale price. Listed options are valued at the mean of the closing bid and asked prices. If market quotations are not readily available, futures and options are valued using quotations from brokers. Customized derivative products are valued at a price provided by a pricing service or, if such a price is unavailable, a broker quote or at a price derived from an internal valuation model.

Repurchase Agreements. Repurchase agreements are generally valued at a price equal to the amount of the cash invested in a repurchase agreement.

Foreign Currencies. Foreign currencies and securities denominated in foreign currencies are valued in U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE. Forward foreign currency contracts are valued in U.S. dollars utilizing the applicable forward currency exchange rate as of the close of regular trading on the NYSE.

Fair Valuation of Portfolio Securities. Rather than using the methods described above, the Investment Manager’s valuation committee will, pursuant to procedures approved by the Board, determine in good faith a security’s fair value in the event that (i) price quotations or valuations are not readily available, such as when trading is halted or securities are not actively traded; (ii) price quotations or valuations available for a security are not, in the judgment of the valuation committee, reflective of market value; or (iii) a significant event has occurred that is not reflected in price quotations or valuations from other sources, such as when an event impacting a foreign security occurs after the closing of the security’s foreign exchange but before the closing of the NYSE. The fair value of a security is likely to be different from the quoted or published price and fair value determinations often require significant judgment.

In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities; trading volumes; values of baskets of securities; changes in interest rates; observations from financial institutions; government actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history; the relative size of the position in the portfolio; internal models; and other relevant information.

With respect to securities traded on foreign markets, additional factors also may be relevant, including: movements in the U.S. markets following the close of foreign markets; the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity and prices; and the trading of financial products that are tied to baskets of foreign securities, such as certain exchange-traded index funds. A systematic independent fair value pricing service assists in the fair valuation process for foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which a Fund’s NAV is determined. Although the use of this service is intended to decrease opportunities for time zone arbitrage transactions, there can be no assurance that it will successfully decrease arbitrage opportunities.

TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code Section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in clause (i) above) will be treated as qualifying income. Certain of a Fund’s investments in master limited partnerships (MLPs) and ETFs, if any, may qualify as interests in qualified publicly traded partnerships, as described further below. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. Each Fund generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income on net capital gain retained by a Fund will be subject to tax at regular corporate rates.

If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

In order to comply with the distribution requirements described above applicable to regulated investment companies, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution by January 31 of the following calendar year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the earlier year.

If the Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment under the Code, it would be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders. In this case, all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders would be taxable to shareholders as dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses) and 98.2% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 of a calendar year (or November 30 if the Fund is permitted to elect and so elects) are generally treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, if the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund is able to carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset any long-term capital gains. The Fund must use any post 2010-losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. Capital gains that are offset by carried forward capital losses are not subject to fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

Fund	Total Capital Loss Carryforwards		Losses Expiring In
			2012	2013	2014	2015	2016	2017	2018	2019
For Funds with Fiscal Year Ending March 31
Pacific/Asia Fund	$29,507,855	[a]	—	—	—	—	—	$9,165,902	$10,992,397	$790,415
Select Large Cap Growth Fund	$122,252,653	[b]	—	—	—	—	—	—	—	—

For Funds with Fiscal Year Ending April 30*
Bond Fund	—		—	—	—	—	—	—	—	—
Corporate Income Fund	—		—	—	—	—	—	—	—	—
Intermediate Bond Fund	$7,331,741		—	—	—	—	—	$3,389,305	$3,942,436	—
U.S. Treasury Index Fund	—		—	—	—	—	—	—	—	—

For Funds with Fiscal Year Ending April 30
Bond Fund	—		—	—	—	—	—	—	—	—
Corporate Income Fund	$211,714	[c]	—	—	—	—	—	—	$211,714	—
Intermediate Bond Fund	$10,733,711	[d]	—	—	—	—	$3,389,305	$3,942,436	—	—
Small Cap Value Fund Ie	—		—	—	—	—	—	—	—	—
U.S. Treasury Index Fund	—		—	—	—	—	—	—	—	—

For Funds with Fiscal Year Ending May 31
Dividend Income Fund	$65,445,847	[f]	—	—	$2,532,220	—	—	$37,045,347	$25,868,280	—
High Yield Municipal Fund	$77,282,882	[g]	—	$5,621,572	$466,991	$1,471,699	$5,694,295	$17,741,445	$35,721,468	$4,244,605

For Funds with Fiscal Year Ending July 31
Large Cap Growth Fund	$357,298,751	[h]	—	—	—	$269,836,779	$25,492,915	—	$61,969,057	—
Oregon Intermediate Municipal Bond Fund	$26,386	[j]	—	—	—	—	—	—	—	$7,376
Tax-Exempt Fund[m]	$101,989,877		—	—	—	$13,239,272	$57,869,171	$1,455,576	$6,621,391	$14,381,427
Ultra Short Term Bond Fund[n]	$26,137,868		—	$47,961	$627,248	$685,751	$213,699	$2,249,159	$1,023,617	$11,369,928

For Funds with Fiscal Year Ending August 31
AP – Alternative Strategies Fund	—		—	—	—	—	—	—	—	—
AP – Core Plus Bond Fund	—		—	—	—	—	—	—	—	—
AP – Small Cap Equity Fund	$6,663,530	[b]	—	—	—	—	—	—	—	—
Balanced Fund	$134,922,466		—	—	—	—	$24,358,406	$110,564,060	—	—
Contrarian Core Fund**	—		—	—	—	—	—	—	—	—
Emerging Markets Fund***	$11,367,014	[k]	—	$36,739	—	—	—	—	—	—
Energy and Natural Resources Fund***	$31,287,225	[l]	—	—	—	—	—	—	—	—

Fund	Total Capital Loss Carryforwards		Losses Expiring In
			2012	2013	2014	2015	2016	2017	2018	2019
Global Dividend Opportunity Fund	$67,663,255		—	—	—	—	—	$25,170,163	—	—
Greater China Fund	—		—	—	—	—	—	—	—	—
Mid Cap Growth Fund	$64,533,955		—	—	—	$4,234,198	$60,299,757	—	—	—
Small Cap Core Fund**	—		—	—	—	—	—	—	—	—
Small Cap Growth Fund I	—		—	—	—	—	—	—	—	—
Technology Fund	$23,069,754		—	—	—	—	—	—	$23,069,754	—
Value and Restructuring Fund***	—		—	—	—	—	—	—	—	—

For Funds with Fiscal Year Ending September 30
Contrarian Core Fund	$39,486,674		—	—	—	—	—	$39,486,674	—	—
Large Cap Growth Fund	$626,636,818		—	—	—	$484,820,106	$25,492,915	—	$116,323,797	—
Small Cap Core Fund	—		—	—	—	—	—	—	—	—

For Funds with Fiscal Year Ending October 31
CA Tax-Exempt Fund	—		—	—	—	—	—	—	—	—
CT Intermediate Municipal Bond Fund	—		—	—	—	—	—	—	—	—
Intermediate Municipal Bond Fund	$20,794,936	[p]	—	—	—	—	—	$832,773	$62,558	—
International Bond Fund[i]	$476,788	[o]	—	—	—	—	—	—	—	—
MA Intermediate Municipal Bond Fund	—		—	—	—	—	—	—	—	—
NY Intermediate Municipal Bond Fund	$946,916		—	—	—	—	—	$946,916	—	—
NY Tax-Exempt Fund	—		—	—	—	—	—	—	—	—
Strategic Income Fund[i]	—		—	—	—	—	—	—	—	—

For the Fund with Fiscal Year Ending December 31
Real Estate Equity Fund	$43,062,452		—	—	—	$21,403,060	$10,496,317	$11,163,075	—	—

*	During the period from April 1, 2012 to April 30, 2012, the fiscal year end of each Fund was changed from March 31 to April 30.
**	As of August 31, 2012. During the period from October 1, 2011 to August 31, 2012, the fiscal year end of the Fund was changed from September 30 to August 31.
***	As of August 31, 2012. During the period from April 1, 2012 to August 31, 2012, the fiscal year end of the Fund was changed from March 31 to August 31.
[a]	Includes unlimited short-term capital loss carryforwards of $8,559,141.
[b]	Unlimited short-term capital loss carryforwards.
[c]	Includes unlimited short-term and unlimited long-term capital loss carryforwards of $118,581 and $93,133, respectively.
[d]	Includes unlimited short-term and unlimited long-term capital loss carryforwards of $1,845,386 and $1,556,584 respectively.
[e]

For the period from July 1, 2011 to April 30, 2012. During the period, the fiscal year end of the Fund was changed from June 30 to April 30. For the period ended April 30, 2012, $1,265,985 of capital loss carryforward was utilized and $205,574 of capital loss carryforward expired unused.

[f]	For the period from October 1, 2011 to May 31, 2012, $16,216,375 of capital loss carryforward was utilized. During the period, the fiscal year end of the Fund was changed from September 30 to May 31.
[g]

Includes unlimited short-term and long-term capital loss carryforwards of $513,665 and $5,807,142, respectively. During the period from July 1, 2011 to May 31, 2012, the fiscal year end of the Fund was changed from June 30 to May 31.

[h]	For the period from October 1, 2011 to July 31 2012, the fiscal year end of the Fund was changed from September 30 to July 31.
[i]	During the period the fiscal year end of the Fund was changed from May 31 to October 31.
[j]	Includes unlimited short-term capital loss carryforwards of $19,010. During the period from September 1, 2011 to July 31, 2012, the fiscal year end of the Fund was changed from August 31 to July 31.
[k]	Includes unlimited short-term capital loss carryforwards of $11,330,275.
[l]	Includes unlimited short-term and unlimited long-term capital loss carryforwards of $29,869,077 and $1,418,148, respectively.
[m]

Includes unlimited long-term capital loss carryforwards of $8,423,040. During this period, the period from December 1, 2011 to July 31, 2012, the fiscal year end of the Fund was changed from November 30 to July 31.

[n]	Includes unlimited short-term and unlimited long-term capital loss carryforwards of $4,966,232 and $4,954,273, respectively.
[o]	Includes unlimited short-term and unlimited long-term capital loss carryforwards of $254,516 and $222,272, respectively.
[p]	Includes unlimited long-term capital loss carryforwards of $19,899,605.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount of income and gains that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not sanctioned the particular equalization method used by the Funds, and thus a Fund’s use of this method may be subject to IRS scrutiny.

Investment through Master Portfolios

Some Funds seek to continue to qualify as regulated investment companies by investing their assets through one or more Master Portfolios. Each Master Portfolio will be treated as a non-publicly traded partnership for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership, a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized by (i.e., “passed through” to) its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations, in determining such investor’s U.S. federal income tax liability. Therefore, to the extent a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio intends to manage its assets, income and distributions in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held or is deemed to have held the securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. In general, gains recognized on the disposition of (or the receipt of any partial payment of principal on) a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount (if an election is made by the Fund to accrue market discount over the holding period of the applicable debt obligation) on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund receives no cash interest payment on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as whether a Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, foreign currency contracts, and non-equity, listed options that may be used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as forward, futures and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the applicable holding period requirements (as described below). Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The application of the straddle rules to certain offsetting Fund positions can therefore affect the amount, timing, and character of distributions to shareholders, and may result in significant differences from the amount, timing and character of distributions that would have been made by the Fund if it had not entered into offsetting positions in respect of certain of its portfolio securities.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

If a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similar consequences may apply to repurchase and other derivative transactions. Similarly, to the extent that a Fund makes distributions of income received by such Fund in lieu of tax-exempt interest with respect to securities on loan, such distributions will not constitute exempt-interest dividends (defined below) to shareholders.

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, as well as any of its foreign currency transactions and hedging activities, are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements and certain commodity-linked investments, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain derivatives or commodity-linked transactions.

Certain of the Funds employ a multi-manager approach in which the Investment Manager and one or more investment subadvisers each provide day-to-day portfolio management for a portion (or “sleeve”) of the Fund’s assets. Due to this multi-manager approach, certain of these Funds’ investments may be more likely to be subject to one or more special tax rules (including, but not limited to, wash sale, constructive sale, short sale, and straddle rules) that may affect the timing, character and/or amount of a Fund’s distributions to shareholders.

Any investment by a Fund in equity securities of a REIT may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in equity securities of a REIT or another regulated investment company also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT, a regulated investment company, or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, the Fund may not be a suitable investment for certain tax-exempt shareholders, as noted under Tax-Exempt Shareholders below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or, in later periods, if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code’s recapture provisions will be taxable to Fund shareholders as ordinary income.

As noted above, certain of the ETFs and MLPs in which a Fund may invest qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement described earlier for qualification as a regulated investment company. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to a Fund for purposes of the 90% gross income requirement and thus could adversely affect the Fund’s ability to qualify as a regulated investment company for a particular year. In addition, as described above, the diversification requirement for regulated investment company qualification will limit a Fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the Fund’s total assets as of the end of each quarter of the Fund’s taxable year.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of interests in PFICs may be characterized as ordinary income even though, absent the application of PFIC rules, these amounts may otherwise have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for these special taxes and interest charges incurred with respect to a PFIC. Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). The QEF and mark-to-market elections may require a Fund to recognize taxable income or gain without the concurrent receipt of cash and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments prematurely to meet the minimum distribution requirements described above, which also may accelerate the recognition of gain and adversely affect the Fund’s total return. Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income, as defined below.

A U.S. person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. The wholly-owned subsidiaries of AP-Alternative Strategies Fund (for purposes of this paragraph, the “Fund”) are expected to be CFCs in which the Fund will be a U.S. Shareholder. As a U.S. Shareholder, the Fund is required to include in gross income for U.S. federal income tax purposes all of a CFC’s “subpart F income,” whether or not such income is actually distributed by the CFC, provided that the foreign corporation has been a CFC for at least 30 uninterrupted days in its taxable year. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans, net gains from transactions (including futures, forward, and similar transactions) in commodities, and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to the Fund and thus will not be available to offset income or capital gain generated from the Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent the Fund invests in a CFC and recognizes subpart F income in excess of actual cash distributions from the CFC, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

Taxation of Distributions

Except for exempt-interest dividends (defined below) paid by a Fund, distributions paid out of a Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Fund shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her shares. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For U.S. federal income tax purposes, distributions of investment income (except for exempt-interest dividends, defined below) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income. Distributions properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will report Capital Gain Dividends, if any, in written statements furnished to its shareholders.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earns on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper, and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held (or is deemed to have held) such Fund shares for more than one year at the time of the sale or exchange, and short-term capital gain or loss otherwise.

If a shareholder incurs a sales charge in acquiring Fund shares and sells or exchanges those Fund shares within 90 days of having acquired such shares, and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. This sales charge basis deferral rule shall apply only when a shareholder makes such new acquisition of Fund shares or shares of a different regulated investment company during the period beginning on the date the original Fund shares are disposed of and ending on January 31 of the calendar year following the calendar year the original Fund shares are disposed of. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a Capital Gain Dividend or is deemed to receive a distribution of long-term capital gain with respect to any Fund share and such Fund share is held or treated as held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the Capital Gain Dividend or deemed long-term capital gain distribution. If Fund shares are sold at a loss after being held for six months or less, the loss will generally be disallowed to the extent of any exempt-interest dividends (defined below) received on those shares. However, this loss disallowance does not apply with respect to redemptions of Fund shares with a holding period beginning after December 22, 2010 if such Fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends on at least a monthly basis (as would typically be the case for tax-exempt money market funds).

Cost Basis Reporting

Historically, each Fund has been required to report to shareholders and the IRS only gross proceeds on sales, redemptions or exchanges of Fund shares. The Funds are subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Funds (or the shareholder’s Selling Agent, if Fund shares are held through a Selling Agent) to provide the shareholders and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the

“wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with a Fund, each Fund will calculate and report cost basis using the Fund’s default method of average cost, unless the shareholder instructs the Fund to use a different calculation method. A Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please visit the Funds’ website at www.columbiamanagement.com or contact the Funds at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If a shareholder retains Fund shares through a Selling Agent, he or she should contact their Selling Agent to learn about the Fund’s cost basis reporting default method and the reporting elections available to his or her account. The Funds do not recommend any particular method of determining cost basis. The shareholder should consult a tax advisor to determine which available cost basis method is best. When completing U.S. federal and state income tax returns, shareholders should carefully review the cost basis and other information provided and make any additional basis, holding period or other adjustments that may be required.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund with respect to foreign securities that the Fund has held for at least the minimum holding periods specified in the Code and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. In some cases, a Fund may also be eligible to pass through to its shareholders the foreign taxes paid by underlying funds (as defined below) in which it invests that themselves elected to pass through such taxes to their shareholders, see Special Tax Considerations Pertaining to Funds of Funds below.

Certain Funds may qualify for and make the election; however, even if a Fund qualifies for the election for any year, it may determine not to make the election for such year. If a Fund does not so qualify or qualifies but does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid by or withheld from payments to the Fund. A Fund will notify its shareholders in written statements if it has elected for the foreign taxes paid by it to “pass through” for that year.

In general, if a Fund makes the election, the Fund itself will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders generally shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction, provided that any applicable holding period and other requirements have been met. If a shareholder claims a credit for foreign taxes paid, in general, the credit will be subject to certain limits. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-exempt accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Special Tax Considerations Pertaining to Tax-Exempt Funds

If, at the close of each quarter of a regulated investment company’s taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from U.S. federal income tax under Section 103(a) of the Code, then the regulated investment company may qualify to pay “exempt-interest dividends” and pass through to its shareholders the tax-exempt character of its income from such obligations. Certain of the Funds intend to so qualify and are designed to provide shareholders with a high level of income in the form of exempt-interest dividends, which are generally exempt from U.S. federal income tax (each such qualifying Fund, a “Tax-Exempt Fund”) . In some cases, a Fund may also be eligible to pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds (as defined below) in which it invests, see Special Tax Considerations Pertaining to Funds of Funds below.

Distributions by a Tax-Exempt Fund, other than those attributable to interest on the Tax-Exempt Fund’s tax-exempt obligations and properly reported as exempt-interest dividends, will be taxable to shareholders as ordinary income or long-term capital gain or, in some cases, could constitute a return of capital to shareholders. See Taxation of Distributions above. Each Tax-Exempt Fund will notify its shareholders in written statements of the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be substantially different from the percentage of the Tax-Exempt Fund’s income that was tax-exempt during the period covered by the distribution. The deductibility of interest paid or accrued on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund may be limited. The portion of such interest that is non-deductible generally equals the amount of such interest times the ratio of a Tax-Exempt Fund’s exempt-interest dividends received by the shareholder to all of the Tax-Exempt Fund’s dividends received by the shareholder (excluding Capital Gain Dividends and any capital gains required to be included in the shareholder’s long term capital gains in respect of capital gains retained by the Tax-Exempt Fund, as described earlier).

Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes; however, each state-specific Tax-Exempt Fund generally invests at least 80% of its net assets in municipal bonds that pay interest that is exempt not only from U.S. federal income tax, but also from the applicable state’s personal income tax (but not necessarily local taxes or taxes of other states). You should consult your tax advisor to discuss the tax consequences of your investment in a Tax-Exempt Fund.

Tax-exempt interest on certain “private activity bonds” has been designated as a “tax preference item” and must be added back to taxable income for purposes of calculating U.S. federal alternative minimum tax (“AMT”). To the extent that a Tax-Exempt Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Tax-Exempt Fund’s distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Exempt Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Exempt Fund. In addition, exempt-interest dividends paid by a Tax-Exempt Fund to a corporate shareholder are, with very limited exceptions, included in the shareholder’s “adjusted current earnings” as part of its U.S. federal AMT calculation. As of the date of this SAI, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult their own tax advisors.

Ordinarily, a Tax-Exempt Fund relies on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from U.S. federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a Tax-Exempt Fund’s ability to pay exempt-interest dividends. Similar challenges may occur as to state-specific exemptions. Also, from time to time legislation may be introduced or litigation may arise that would change the treatment of exempt-interest dividends. Such litigation or legislation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current law on exempt-interest dividends.

A shareholder who receives Social Security or railroad retirement benefits should consult his or her tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

Special Tax Considerations Pertaining to Funds of Funds

Certain Funds (each such fund, a “Fund of Funds”) invest their assets primarily in shares of other mutual funds, ETFs or other companies that are regulated investment companies (collectively, “underlying funds”). Consequently, their distributable income and gains will normally consist primarily of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, a Fund of Funds will not be able to benefit from those losses until (i) the underlying fund realizes gains that it can reduce by those losses, or (ii) the Fund of Funds recognizes its shares of those losses (so as to offset distributions of net income or capital gains from other underlying funds) when it disposes of shares of the underlying fund. Moreover, even when a Fund of Funds does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund of Funds will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules may apply to sales of underlying fund shares by a Fund of Funds that have generated losses. As discussed above, a wash sale occurs if shares of an underlying fund are sold by a Fund of Funds at a loss and the Fund of Funds acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses of a Fund of Funds on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gain that a Fund of Funds will be required to distribute to shareholders will be greater than such amounts would have been had the Fund of Funds invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund of Funds (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction) will not necessarily be the same as it would have been had the Fund of Funds invested directly in the securities held by the underlying funds.

Depending on the percentage ownership of a Fund of Funds in an underlying fund before and after a redemption of underlying fund shares, the redemption of shares by the Fund of Funds of such underlying fund may cause the Fund of Funds to be treated as receiving a dividend on the full amount of the distribution instead of receiving a capital gain or loss on the shares of the underlying fund. This could be the case where a Fund of Funds holds a significant interest in an underlying fund that is not “publicly offered” (as defined in the Code) and redeems only a small portion of such interest. Dividend treatment of a redemption by a Fund of Funds would affect the amount and character of income required to be distributed by both the Fund of Funds and the underlying fund for the year in which the redemption occurred. It is possible that such a dividend would qualify as “qualified dividend income”; otherwise, it would be taxable as ordinary income and could cause shareholders of a Fund of Funds to recognize higher amounts of ordinary income than if the shareholders had held shares of the underlying funds directly.

If a Fund of Funds receives dividends from an underlying fund, and the underlying fund reports such dividends as “qualified dividend income,” as discussed below, then the Fund of Funds is permitted, in turn, to report a portion of its distributions as “qualified dividend income,” provided the Fund of Funds meets the holding period and other requirements with respect to shares of the underlying fund. If a Fund of Funds receives dividends from an underlying fund, and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the Fund of Funds is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided the Fund of Funds meets the holding period and other requirements with respect to shares of the underlying fund.

If a Fund of Funds is a “qualified fund of funds” (a regulated investment company that invests at least 50% of its total assets in other regulated investment companies at the close of each quarter of its taxable year), it will be able to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any interest received on tax-exempt obligations in which it directly invests or any exempt-interest dividends it receives from underlying funds in which it invests. For further considerations pertaining to exempt-interest dividends, see Special Tax Considerations Pertaining to Tax-Exempt Funds above.

Further, if a Fund of Funds is a qualified fund of funds, it will be able to elect to pass through to its shareholders any foreign income and other similar taxes paid by the Fund of Funds or paid by an underlying fund in which the Fund of Funds invests that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund of Funds will be eligible to claim a tax credit or deduction for such taxes. However, even if a Fund of Funds qualifies to make the election for any year, it may determine not to do so. For further considerations pertaining to foreign taxes paid by a Fund, see Foreign Taxes above.

U.S. Federal Income Tax Rates

The maximum stated U.S. federal income tax rate applicable to individuals generally is 39.6% for ordinary income and 20% for net long-term capital gain (in each case, not including the 3.8% Medicare contribution tax described below).

In general, “qualified dividend income” is income attributable to dividends received by a Fund from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than Capital Gain Dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date) and meet certain other requirements specified in the Code. In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and reported as such in a timely manner will be so treated in the hands of individual shareholders who meet the aforementioned holding period requirements. The rules regarding the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Fixed income funds typically do not distribute significant amounts of qualified dividend income.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain currently is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various “sunset” provisions of U.S. federal income tax laws.

For taxable years beginning on or after January 1, 2013, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on certain high-income individuals, trusts and estates. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer’s modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer’s “net investment income.” For this purpose, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains (other than exempt-interest dividends) as described above, and (ii) any net gain recognized on the sale, redemption, exchange or other taxable disposition of Fund shares. The details of the implementation of this tax and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Backup Withholding

Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (1) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN) or has not certified to the Fund that withholding does not apply or (2) the IRS notifies the Fund that the shareholder’s TIN is incorrect or the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends (defined above). This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future U.S. federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties.

Tax-Deferred Plans

The shares of a Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitations and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. For information regarding eligibility for the dividends-received deduction of dividend income derived by an underlying fund in which a Fund of Funds invests, see Special Tax Considerations Pertaining to Funds of Funds above. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations that a Fund may own may not be deductible to the issuer. If a portion of the interest paid or accrued on these obligations is not deductible, that portion will be treated as a dividend. In such cases, if the issuer of the obligation is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders

For purposes of this discussion, “foreign shareholders” generally include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, unless an exception applies, dividend distributions made to foreign shareholders other than Capital Gain Dividends and exempt-interest dividends (defined above) will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, generally, for taxable years beginning before January 1, 2014, distributions made to foreign shareholders and properly reported by a Fund as “interest-related dividends” are exempt from U.S. federal income tax withholding. The exemption for interest-related dividends does not apply to any distribution to a foreign shareholder (i) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (ii) that is within certain foreign countries that have inadequate information exchange with the United States, or (iii) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. Interest-related dividends are generally attributable to the Fund’s net U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder. In order for a distribution to qualify as an interest-related dividend, the Fund is required to report it as such in a written notice furnished to its shareholders. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the recipient foreign shareholder, neither U.S. federal income tax withholding nor the exemption for interest-related dividends (if otherwise applicable) will apply. Instead, the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons, and an additional branch profits tax may apply if the recipient foreign shareholder is a foreign corporation.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares and distributions properly reported as Capital Gain Dividends are not subject to U.S. federal income or withholding tax, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a U.S. permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of Capital Gain Dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests (USRPIs, defined below) or, in certain cases, the distributions are attributable to gain from the sale or exchange of a USRPI, as discussed below. If the requirements of clause (i) are met, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met, but the requirements of clause (ii) are met, such gains and distributions will be subject to U.S. federal income tax at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty). Please see below for a discussion of the tax implications to foreign shareholders in the event that clause (iii) applies. With respect to taxable years of a Fund beginning before January 1, 2014, distributions to a foreign shareholder attributable to the Fund’s net short-term capital gain in excess of its net long-term capital loss and reported as such by the Fund in a written notice, furnished to its shareholders (“short-term capital gain dividends”) are generally not subject to U.S. federal income or withholding tax unless clause (i), (ii) or (iii) above applies to such distributions.

This exemption from withholding for interest-related and short-term capital gain dividends will expire for distributions with respect to taxable years of a Fund beginning on or after January 1, 2014, unless Congress enacts legislation providing otherwise. Even if permitted to do so, each Fund provides no assurance that it would report any distributions as interest-related dividends or short-term capital gain dividends.

In the case of shares held through an intermediary, even if a Fund reports a payment as exempt from U.S. federal withholding tax, no assurance can be made that the intermediary will respect such classification, and an intermediary may withhold in spite of such reporting by a Fund. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Special rules apply to distributions to foreign shareholders from a Fund if it is either a “U.S. real property holding corporation” (USRPHC) or would be a USRPHC but for the operation of certain exceptions from USRPI treatment for interests in domestically controlled REITs (or, prior to January 1, 2014, regulated investment companies) and not-greater-than-5% interests in publicly traded classes of stock in REITs or regulated investment companies. Additionally, special rules apply to the sale of shares in a Fund if it is a USRPHC. Generally, a USRPHC is a domestic corporation that holds USRPIs – defined generally as any interest in U.S. real property or any equity interest in a USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. If a Fund holds (directly or indirectly) significant interests in REITs, it may be a USRPHC.

If a Fund is a USRPHC or would be a USRPHC but for certain of the above-mentioned exceptions, under a special “look-through” rule, amounts that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands generally will retain their character as such in the hands of the Fund’s foreign shareholders. On and after January 1, 2014, this special “look-through” rule will apply only to those distributions that, in turn, are attributable directly or indirectly to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise. In the hands of a foreign shareholder that holds (or has held in the prior 12 months) more than a 5% interest in any class of the Fund, any such amounts treated as USRPI gains generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholder generally will be required to file a U.S. income tax return for the year recognized, and the Fund must withhold 35% of the amount of such distribution. Otherwise, in the case of all other foreign shareholders (i.e., those whose interest in any class of the Fund did not exceed 5% at any time during the prior 12 months), such amounts generally will be treated as ordinary income (regardless of whether the Fund otherwise reported such distribution as a short-term capital gain dividend or Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such shareholders. If a Fund is subject to the rules of this paragraph, its foreign shareholders may also be subject to “wash sale” rules to prevent the avoidance of the foregoing tax-filing and payment obligations through the sale and repurchase of Fund shares.

In addition, if a Fund is a USRPHC, it generally must withhold 10% of the amount realized in redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2014, such withholding generally is not required with respect to amounts paid in redemption of shares of a Fund if it is a domestically controlled USRPHC, or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in regulated investment companies that are domestically controlled USRPHCs. The exemption will expire for redemptions made on or after January 1, 2014, unless Congress enacts legislation providing otherwise. If no such legislation is enacted, beginning on January 1, 2014, such withholding is required without regard to whether the Fund or any regulated investment company in which it invests is domestically controlled.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisors in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and foreign estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Tax-Exempt Shareholders

Under current law, a Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

It is possible that a tax-exempt shareholder will also recognize UBTI if a Fund recognizes excess inclusion income (as described above) derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs. Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund to the extent that it recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund and the Fund recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which the IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. Each Fund has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

The Foreign Account Tax Compliance Act (“FATCA”) generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA, as described more fully below. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder: (i) on or after January 1, 2014, on dividends (other than exempt-interest dividends, Capital Gain Dividends and short-term capital gain dividends, each as defined above), and (ii) on or after January 1, 2017, on Capital Gain Dividends and short-term capital gain dividends, and the proceeds of the sale, redemption or exchange of Fund shares. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends).

Payments to a shareholder will generally not be subject to FATCA withholding, provided the shareholder provides a Fund with such certifications, waivers or other documentation or information as the Fund requires, including, to the extent required, with regard to such shareholder’s direct and indirect owners, to establish the shareholder’s FATCA status and otherwise to comply with these rules. In order to avoid withholding, a shareholder that is a “foreign financial institution” (“FFI”) must either (i) become a “participating FFI” by entering into a valid U.S. tax compliance agreement with the IRS, (ii) qualify for an exception from the requirement to enter into such an agreement, for example by becoming a “deemed-compliant FFI,” or (iii) be covered by an applicable intergovernmental agreement between the United States and a non-U.S. government to implement FATCA and improve international tax compliance. In any of these cases, the investing FFI generally will be required to provide its Fund with appropriate identifiers, certifications or documentation concerning its status.

A Fund may disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, including Treasury regulations or other guidance issued thereunder, or any applicable intergovernmental agreement.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of the applicable date indicated below, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds with fiscal year ending March 31:

As of October 8, 2012 (except as otherwise indicated), the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below. The information for Pacific/Asia Fund is as of January 31, 2013.

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Pacific/Asia Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	98,856.050	50.06%

Pacific/Asia Fund Class A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	28,504.069	14.44%

Pacific/Asia Fund Class A	CAPITAL BANK & TRUST CO TTEE FBO RAICH ENDE MALTER & CO LLP 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	11,849.941	6.00%

Pacific/Asia Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	8,552.981	24.97%

Pacific/Asia Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	7,207.136	21.04%

Pacific/Asia Fund Class C	STATE STREET BK & TR ROTH IRA HARRY KIMURA 3027 ALEXANDER AVE SANTA CLARA CA 95051-5507	4,241.658	12.39%

Pacific/Asia Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	3,698.800	10.80%

Pacific/Asia Fund Class C	STATE STREET BK & TR IRA JACK C MASSEY 4370 OLIVE BRANCH RD GREENWOOD IN 46143-9667	3,470.152	10.13%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Pacific/Asia Fund Class C	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	2,019.181	5.90%

Pacific/Asia Fund Class C	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	1,768.660	5.16%

Pacific/Asia Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	7,386,206.793	25.39%

Pacific/Asia Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	7,189,162.293	24.71%

Pacific/Asia Fund Class I	RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	3,951,311.236	13.58%

Pacific/Asia Fund Class I	COLUMBIA LIFEGOAL GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	3,488,023.904	11.99%

Pacific/Asia Fund Class I	COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	3,091,119.673	10.63%

Pacific/Asia Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,804,403.724	6.20%

Pacific/Asia Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	331.126	100.00%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Pacific/Asia Fund Class Z	JPMCB NA CUST FOR SC529 PLAN COLUMBIA GROWTH 529 PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	829,667.390	15.11%

Pacific/Asia Fund Class Z	JPMCB NA CUST FOR SC529 PLAN COLUMBIA AGGRESSIVE GROWTH 529 PORTFOLIO 14201N DALLAS PKWY FL 13 DALLAS TX 75254	796,387.669	14.51%

Pacific/Asia Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	782,390.069	14.25%

Pacific/Asia Fund Class Z	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	772,522.172	14.07%

Pacific/Asia Fund Class Z	JPMCB NA AS CUST FOR THE SC529 PLAN COLUMBIA MODERATE GROWTH 529 PORTFOLIO 14201 N DALLAS PARKWAY FL 13 DALLAS TX 75254-2916	764,307.762	13.92%

Pacific/Asia Fund Class Z	JPMCB NA AS CUST FOR THE SC529 PLAN COLUMBIA MODERATE 529 PORTFOLIO 14201 N DALLAS PARKWAY FL 13 DALLAS TX 75254-2916	578,910.471	10.54%

Pacific/Asia Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	336,341.261	6.13%

Select Large Cap Growth Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	36,044,919.914	45.40%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Select Large Cap Growth Fund Class A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	25,882,231.879	32.60%

Select Large Cap Growth Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	10,589,333.919	13.34%

Select Large Cap Growth Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	347,119.436	5.41%

Select Large Cap Growth Fund Class C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	2,506,220.960	39.05%

Select Large Cap Growth Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	1,032,456.189	16.09%

Select Large Cap Growth Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	1,037,317.939	16.16%

Select Large Cap Growth Fund Class I	COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	3,040,986.975	15.44%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Select Large Cap Growth Fund Class I	RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	2,182,438.161	11.08%

Select Large Cap Growth Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	2,915,889.849	14.80%

Select Large Cap Growth Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	2,917,398.609	14.81%

Select Large Cap Growth Fund Class I	COLUMBIA THERMOSTAT FUND C/O PAULA RYAN 227 W MONROE ST STE 3000 CHICAGO IL 60606-5018	1,849,117.895	9.39%

Select Large Cap Growth Fund Class I	COLUMBIA LIFEGOAL GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	6,504,612.904	33.02%

Select Large Cap Growth Fund Class W	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	2,433,173.263	99.99%

Select Large Cap Growth Fund Class R	MG TRUST CO CUST FBO LOOSE BROWN & ASSOCIATES PC 401 700 17TH ST STE 300 DENVER CO 80202-3531	45,520.753	5.01%

Select Large Cap Growth Fund Class R	MG TRUST COMPANY TRUSTEE VIRGINIA HEALTH SERVICES INC 700 17TH ST STE 300 DENVER CO 80202-3531	62,798.631	6.91%

Select Large Cap Growth Fund Class R	HARTFORD SECURITIES DISTRIBUTION COMPANY INC ATTN UIT OPERATIONS/PRG PO BOX 2999 HARTFORD CT 06104-2999	231,539.125	25.48%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Select Large Cap Growth Fund Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	13,422,330.251	5.13%

Select Large Cap Growth Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	159,869,629.845	61.13%

Select Large Cap Growth Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	19,551,178.751	7.48%

Select Large Cap Growth Fund Class Z	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	19,861,166.834	7.59%

Principal Holder Ownership of the Funds with fiscal year ending April 30:

As of October 8, 2012, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Bond Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	1,491,014.004	17.25%

Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	2,160,629.633	24.99%

Bond Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	31,107.685	11.31%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Bond Fund Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	41,677.295	15.15%

Bond Fund Class B	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	15,832.911	5.75%

Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	123,709.912	44.96%

Bond Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	216,068.153	12.07%

Bond Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	196,685.228	10.99%

Bond Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	124,740.699	6.97%

Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	374,942.832	20.95%

Bond Fund Class I	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	262.384	100.00%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Bond Fund Class R	FRONTIER TRUST COMPANY FBO FINANCIAL NETWORK AUDIT LLC 401 K PO BOX 10758 FARGO ND 58106-0758	18,786.092	7.62%

Bond Fund Class R	FRONTIER TRUST COMPANY FBO EDWARDS SALES CORPORATION 401 K RE PO BOX 10758 FARGO ND 58106-0758	12,427.557	5.04%

Bond Fund Class R	FRONTIER TRUST COMPANY FBO NORDAAS AMERICAN HOMES OF MN LAKE PO BOX 10758 FARGO ND 58106-0758	16,295.767	6.61%

Bond Fund Class R	FRONTIER TRUST COMPANY FBO RHEUMATOLOGY CONSULTANTS WNY PC 40 PO BOX 10758 FARGO ND 58106-0758	18,864.367	7.65%

Bond Fund Class R	FRONTIER TRUST COMPANY FBO C ANTHONY PHILLIPS ACCOUNTANCY 401 PO BOX 10758 FARGO ND 58106-0758	24,405.757	9.90%

Bond Fund Class R	FRONTIER TRUST COMPANY FBO B & L CORPORATION 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	18,942.194	7.69%

Bond Fund Class R	FRONTIER TRUST COMPANY FBO ED FAGAN INC 401 K PLAN 208684 PO BOX 10758 FARGO ND 58106-0758	31,637.145	12.84%

Bond Fund Class R	FRONTIER TRUST COMPANY FBO EFK MOEN 401 K PLAN 712445 PO BOX 10758 FARGO ND 58106-0758	38,939.262	15.80%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Bond Fund Class R	FRONTIER TRUST COMPANY FBO HOSPICE ADVANTAGE 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	32,484.694	13.18%

Bond Fund Class R	FRONTIER TRUST COMPANY FBO RGS 401 K PLAN 209878 PO BOX 10758 FARGO ND 58106-0758	13,092.419	5.31%

Bond Fund Class T	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	416,152.019	26.28%

Bond Fund Class W	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	262.565	100.00%

Bond Fund Class Y	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	2,314,604.731	100.00%

Bond Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	114,078,082.278	80.93%

Bond Fund Class Z	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	10,472,814.912	7.43%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Corporate Income Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5,192,549.569	39.09%

Corporate Income Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	871,225.678	6.56%

Corporate Income Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	37,345.563	13.35%

Corporate Income Fund Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	65,937.639	23.58%

Corporate Income Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	81,866.752	29.27%

Corporate Income Fund Class B	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	20,331.396	7.27%

Corporate Income Fund Class B	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	20,616.198	7.37%

Corporate Income Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	455,961.083	22.08%

Corporate Income Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	168,119.389	8.14%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Corporate Income Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	261,756.293	12.67%

Corporate Income Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	181,423.222	8.78%

Corporate Income Fund Class C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	182,460.863	8.83%

Corporate Income Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	333,821.220	16.16%

Corporate Income Fund Class I	COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	9,020,845.738	16.54%

Corporate Income Fund Class I	RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	3,079,725.470	5.65%

Corporate Income Fund Class I	RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	5,697,678.541	10.45%

Corporate Income Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	11,525,965.271	21.13%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Corporate Income Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	9,173,770.313	16.82%

Corporate Income Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	10,369,333.784	19.01%

Corporate Income Fund Class W	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	15,227,336.874	100.00%

Corporate Income Fund Class Z	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	37,910,857.974	69.69%

Corporate Income Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	3,956,943.482	7.27%

Corporate Income Fund Class Z	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	4,314,482.675	7.93%

Intermediate Bond Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	28,746,471.590	65.69%

Intermediate Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	2,384,642.950	5.45%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Intermediate Bond Fund Class A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	5,446,145.698	12.45%

Intermediate Bond Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	40,702.653	7.41%

Intermediate Bond Fund Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	38,152.252	6.95%

Intermediate Bond Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	286,285.138	52.13%

Intermediate Bond Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	287,185.980	7.42%

Intermediate Bond Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	326,657.280	8.44%

Intermediate Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	921,103.241	23.79%

Intermediate Bond Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	547,206.219	14.13%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Intermediate Bond Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	511,974.881	13.22%

Intermediate Bond Fund Class I	COLUMBIA THERMOSTAT FUND C/O PAULA RYAN 227 W MONROE ST STE 3000 CHICAGO IL 60606-5018	20,427,969.077	100.00%

Intermediate Bond Fund Class R	FRONTIER TRUST CO FBO REGGIO REGISTER CO INC 401K PO BOX 10758 FARGO ND 58106-0758	30,973.547	11.45%

Intermediate Bond Fund Class R	MG TRUST COMPANY CUST. FBO ALERT AMBULANCE SERVICE, INC. 401(K 700 17TH ST STE 300 DENVER CO 80202-3531	14,992.658	5.54%

Intermediate Bond Fund Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	28,045.792	10.37%

Intermediate Bond Fund Class R	FRONTIER TRUST CO FBO RKT SAVINGS & RETPLAN 2122 PO BOX 10758 FARGO ND 58106-0758	59,251.738	21.91%

Intermediate Bond Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	273.437	100.00%

Intermediate Bond Fund Class Z	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	157,469,756.387	64.08%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Intermediate Bond Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	16,301,242.527	6.63%

Small Cap Value Fund I Class A	ORCHARD TRUST COMPANY LLC TTEE FBO EMPLOYEE BENEFITS CLIENTS 401(K) PLAN 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	642,552.151	5.03%

Small Cap Value Fund I Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	964,863.772	7.55%

Small Cap Value Fund I Class A	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	877,683.995	6.87%

Small Cap Value Fund I Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	769,934.139	6.03%

Small Cap Value Fund I Class A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	780,344.379	6.11%

Small Cap Value Fund I Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	24,824.024	10.54%

Small Cap Value Fund I Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	43,413.191	18.43%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Small Cap Value Fund I Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	19,455.329	8.26%

Small Cap Value Fund I Class B	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	31,652.647	13.44%

Small Cap Value Fund I Class B	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	29,807.478	12.65%

Small Cap Value Fund I Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	111,044.655	10.62%

Small Cap Value Fund I Class C	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	66,057.225	6.32%

Small Cap Value Fund I Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	210,418.256	20.12%

Small Cap Value Fund I Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	82,858.448	7.92%

Small Cap Value Fund I Class C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	69,069.635	6.60%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Small Cap Value Fund I Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	130,670.111	12.49%

Small Cap Value Fund I Class Z	CHARLES SCHWAB & CO INC CUST ATTN MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	1,198,233.460	5.68%

Small Cap Value Fund I Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	5,039,935.422	23.88%

Small Cap Value Fund I Class Z	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	1,863,288.986	8.83%

Small Cap Value Fund I Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	4,083,519.518	19.35%

Small Cap Value Fund I Class Z	JP MORGAN CHASE BANK TTEE/CUST FBO THE RETIREMENT PLANS FOR WHICH TIAA-CREF ACTS AS RECORD KEEPER 4 NEW YORK PLZ LBBY A NEW YORK NY 10004-2413	1,191,061.934	5.64%

U.S. Treasury Index Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	357,169.269	10.47%

U.S. Treasury Index Fund Class A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	224,715.827	6.59%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
U.S. Treasury Index Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	649,317.358	19.03%

U.S. Treasury Index Fund Class A	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	669,780.120	19.63%

U.S. Treasury Index Fund Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	73,456.916	31.52%

U.S. Treasury Index Fund Class B	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	16,699.478	7.17%

U.S. Treasury Index Fund Class B	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	22,966.841	9.86%

U.S. Treasury Index Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	84,661.397	36.33%

U.S. Treasury Index Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	325,701.937	31.70%

U.S. Treasury Index Fund Class C	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	179,999.387	17.52%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
U.S. Treasury Index Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	87,338.654	8.50%

U.S. Treasury Index Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	91,808.228	8.94%

U.S. Treasury Index Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	54,869.270	5.34%

U.S. Treasury Index Fund Class I	RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	2,031,438.931	17.68%

U.S. Treasury Index Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	980,496.536	8.53%

U.S. Treasury Index Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	983,761.132	8.56%

U.S. Treasury Index Fund Class I	COLUMBIA THERMOSTAT FUND C/O PAULA RYAN 227 W MONROE ST STE 3000 CHICAGO IL 60606-5018	6,724,358.072	58.51%

U.S. Treasury Index Fund Class W	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	650,318.825	99.97%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
U.S. Treasury Index Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	2,354,372.459	11.56%

U.S. Treasury Index Fund Class Z	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	1,215,338.874	5.97%

U.S. Treasury Index Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	7,882,275.759	38.71%

Principal Holder Ownership of the Funds with fiscal year ending May 31:

As of October 8, 2012 (except as otherwise indicated), the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below. The information for High Yield Municipal Fund is as of January 31, 2013.

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Dividend Income Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	47,767,218.604	36.38%

Dividend Income Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATOR 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	8,639,551.120	6.58%

Dividend Income Fund Class A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	10,305,117.243	7.85%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Dividend Income Fund Class A	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	6,684,484.216	5.09%

Dividend Income Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	305,771.504	29.35%

Dividend Income Fund Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	135,564.391	13.01%

Dividend Income Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATOR 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	206,760.957	19.85%

Dividend Income Fund Class B	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	84,381.802	8.10%

Dividend Income Fund Class B	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	54,168.004	5.20%

Dividend Income Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	3,291,543.103	14.18%

Dividend Income Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,811,318.546	7.80%

Dividend Income Fund Class C	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	2,226,652.553	9.59%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Dividend Income Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATOR 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	4,324,055.925	18.63%

Dividend Income Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	1,602,554.861	6.91%

Dividend Income Fund Class C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	2,030,866.958	8.75%

Dividend Income Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	1,429,458.713	6.16%

Dividend Income Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	2,229,660.612	9.61%

Dividend Income Fund Class I	COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	2,126,483.828	11.22%

Dividend Income Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,554,386.765	8.20%

Dividend Income Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	3,037,622.973	16.02%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Dividend Income Fund Class I	COLUMBIA THERMOSTAT FUND C/O PAULA RYAN 227 W MONROE ST STE 3000 CHICAGO IL 60606-5018	3,449,890.871	18.20%

Dividend Income Fund Class I	COLUMBIA LIFEGOAL GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	6,042,785.456	31.88%

Dividend Income Fund Class R	EQUITABLE LIFE FOR SA ON BEHALF OF VARIOUS 401K EXPEDITER PLANS 1290 AVENUE OF THE AMERICAS NEW YORK NY 10104-0101	845,374.964	27.58%

Dividend Income Fund Class R	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	305,513.170	9.97%

Dividend Income Fund Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	687,763.660	22.44%

Dividend Income Fund Class T	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	1,219,142.368	22.62%

Dividend Income Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	847,947.501	15.73%

Dividend Income Fund Class W	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	3,864,156.607	99.99%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Dividend Income Fund Class Z	FIDELITY INVESTMENTS INST L OPS CO FIIOC AS AGENT FOR CERTAIN EMPLOYEE BENEFIT PLANS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1999	19,102,224.459	7.12%

Dividend Income Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	29,451,438.277	10.98%

Dividend Income Fund Class Z	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	27,246,192.892	10.15%

Dividend Income Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	125,294,585.919	46.70%

High Yield Municipal Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	2,399,058.076	28.00%

High Yield Municipal Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,048,122.341	12.23%

High Yield Municipal Fund Class A	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,013,777.092	11.83%

High Yield Municipal Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	627,365.265	7.32%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
High Yield Municipal Fund Class A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	505,502.728	5.90%

High Yield Municipal Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	486,465.352	5.68%

High Yield Municipal Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	64,790.611	44.89%

High Yield Municipal Fund Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	54,236.336	37.58%

High Yield Municipal Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	296,187.621	22.56%

High Yield Municipal Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	277,493.054	21.14%

High Yield Municipal Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	145,800.624	11.11%

High Yield Municipal Fund Class C	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	123,519.100	9.41%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
High Yield Municipal Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	87,984.406	6.70%

High Yield Municipal Fund Class R5	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	232.558	100.00%

High Yield Municipal Fund Class Z	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	67,491,799.657	80.78%

Principal Holder Ownership of the Fund with fiscal year ending July 31:

As of October 8, 2012 (except as otherwise indicated), the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below. The information for Ultra Short Term Bond Fund is as of October 31, 2012 and the information for Oregon Intermediate Municipal Bond Fund and Tax-Exempt Fund is as of January 31, 2013..

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Large Cap Growth Fund Class I	COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,142,987.038	15.45%

Large Cap Growth Fund Class I	RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	596,440.752	8.06%

Large Cap Growth Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,357,302.846	18.35%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Large Cap Growth Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	460,315.855	6.22%

Large Cap Growth Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	956,659.051	12.93%

Large Cap Growth Fund Class I	COLUMBIA LIFEGOAL GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	2,439,429.761	32.98%

Large Cap Growth Fund Class R	MID ATLANTIC TRUST CO FBO PHILIP RICHARD HUMBER 401K PSP & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	2,913.786	10.01%

Large Cap Growth Fund Class R	FRONTIER TRUST COMPANY FBO FINANCIAL NETWORK AUDIT, LLC 401(K) PO BOX 10758 FARGO ND 58106-0758	7,921.244	27.22%

Large Cap Growth Fund Class R	FRONTIER TRUST COMPANY FBO B & L CORPORATION 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	1,772.794	6.09%

Large Cap Growth Fund Class R	FRONTIER TRUST COMPANY FBO EFK MOEN 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	2,318.171	7.97%

Large Cap Growth Fund Class R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	6,357.235	21.85%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Large Cap Growth Fund Class R4	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,002.378	16.78%

Large Cap Growth Fund Class R4	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	721.309	12.08%

Large Cap Growth Fund Class R4	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	646.619	10.83%

Large Cap Growth Fund Class R4	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	3,460.704	57.94%

Large Cap Growth Fund Class R5	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	279.703	24.76%

Large Cap Growth Fund Class R5	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	850.057	75.24%

Large Cap Growth Fund Class W	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	120.890	100.00%

Large Cap Growth Fund Class Y	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	511,693.026	100.00%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Oregon Intermediate Municipal Bond Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	979,344.864	35.24%

Oregon Intermediate Municipal Bond Fund Class A	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	448,998.490	16.16%

Oregon Intermediate Municipal Bond Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	423,303.332	15.23%

Oregon Intermediate Municipal Bond Fund Class A	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	270,671.881	9.74%

Oregon Intermediate Municipal Bond Fund Class A	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	146,211.063	5.26%

Oregon Intermediate Municipal Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	143,560.338	5.17%

Oregon Intermediate Municipal Bond Fund Class B	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	821.385	52.60%

Oregon Intermediate Municipal Bond Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	739.612	47.36%

Oregon Intermediate Municipal Bond Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	661,455.649	32.45%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Oregon Intermediate Municipal Bond Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	509,838.507	25.02%

Oregon Intermediate Municipal Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATOR 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	243,328.680	11.94%

Oregon Intermediate Municipal Bond Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	237,977.740	11.68%

Oregon Intermediate Municipal Bond Fund Class C	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	133,150.113	6.53%

Oregon Intermediate Municipal Bond Fund Class R5	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	192.456	100.00%

Oregon Intermediate Municipal Bond Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5,495,817.029	16.02%

Oregon Intermediate Municipal Bond Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	4,310,996.738	12.57%

Tax-Exempt Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	25,004,489.807	9.44%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Tax-Exempt Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	14,312,451.196	5.41%

Tax-Exempt Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	59,293.376	10.50%
Tax-Exempt Fund Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	46,558.142	8.24%

Tax-Exempt Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	36,821.706	6.52%

Tax-Exempt Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	1,278,635.197	18.55%

Tax-Exempt Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,077,769.508	15.63%

Tax-Exempt Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	704,518.973	10.22%

Tax-Exempt Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	554,978.437	8.05%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Tax-Exempt Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	32,948,217.775	60.86%

Ultra Short Term Bond Fund	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	168,819,298.764	95.85%

Principal Holder Ownership of the Funds with fiscal year ending August 31:

As of November 30, 2012 (except as otherwise indicated), the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below. The information for Emerging Markets Fund, Global Dividend Opportunity Fund and Greater China Fund is as of January 31, 2013

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
AP-Alternative Strategies Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	50,530,220.128	100.00%

AP-Core Plus Bond Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	469,670,079.405	100.00%

AP-Small Cap Equity Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	41,756,006.788	100.00%

Balanced Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	2,984,414.819	10.75%

Balanced Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	68,907.565	16.19%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Balanced Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	48,836.084	11.48%

Balanced Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE MINNEAPOLIS MN 55402-2405	736,806.513	24.55%

Balanced Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	432,607.687	14.42%

Balanced Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATOR 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	339,468.431	11.31%

Balanced Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	305,187.490	10.17%

Balanced Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	202,794.061	6.76%

Balanced Fund Class C	RAYMOND JAMES ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	173,115.437	5.77%

Balanced Fund Class K	WELLS FARGO BANK FBO 1525 W W T HARRIS BLVD CHARLOTTE NC 28262-8522	2,151,674.017	98.58%

Balanced Fund Class R	MG TRUST COMPANY TRUSTEE VIRGINIA HEALTH SERVICES INC 700 17TH ST STE 300 ENVER CO 80202-3531	32,363.135	18.76%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Balanced Fund Class R	CBNA AS CUSTODIAN FBO FRINGE BENEFITS DESIGN RETIREMENT 6 RHOADS DR STE 7 UTICA NY 13502-6317	29,778.278	17.26%

Balanced Fund Class R	MG TRUST COMPANY CUST FBO SHEET METAL WORKERS LOCAL 29 700 17TH ST STE 300 DENVER CO 80202-3531	25,972.831	15.05%

Balanced Fund Class R	CAPITAL BANK & TRUST COMPANY TTEE FJORDAN HEALTH SERVICES RTMT PL & TR 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	14,919.118	8.65%

Balanced Fund Class R	ALERUS FINANCIAL FBO MILWAUKEE ECONOMIC DEVELOPMENT CORP 403 B PLAN PO BOX 64535 SAINT PAUL MN 55164-0535	13,674.682	7.93%

Balanced Fund Class R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	10,084.128	5.84%

Balanced Fund Class R4	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	88.496	100.00%

Balanced Fund Class R5	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	312.847	60.32%

Balanced Fund Class R5	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	205.783	39.68%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Balanced Fund Class Y	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	88.496	100.00%

Balanced Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	1,470,390.509	14.19%

Balanced Fund Class Z	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	775,860.586	7.49%

Balanced Fund Class Z	HARTFORD SECURITIES DISTRIBUTION COMPANY INC ATTN UIT OPERATIONS/PRG PO BOX 2999 HARTFORD CT 06104-2999	730,538.269	7.05%

Balanced Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN:MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	612,178.507	5.91%

Contrarian Core Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9,938,986.449	26.36%

Contrarian Core Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	195,804.350	16.73%

Contrarian Core Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,004,563.667	24.16%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Contrarian Core Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	488,492.934	11.75%

Contrarian Core Fund Class C	RAYMOND JAMES ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	434,758.504	10.45%

Contrarian Core Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	379,080.263	9.12%

Contrarian Core Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	4,928,389.533	19.68%

Contrarian Core Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	4,419,306.169	17.65%

Contrarian Core Fund Class I	COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	4,207,540.405	16.80%

Contrarian Core Fund Class I	COLUMBIA THERMOSTAT FUND C/O PAULA RYAN 227 W MONROE ST STE 3000 CHICAGO IL 60606-5018	3,646,237.104	14.56%

Contrarian Core Fund Class I	COLUMBIA LIFEGOAL GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	2,723,923.826	10.88%

Contrarian Core Fund Class I	RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	2,542,318.943	10.15%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Contrarian Core Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,466,223.427	5.85%

Contrarian Core Fund Class K	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5,189.655	70.03%

Contrarian Core Fund Class K	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,351.681	18.24%

Contrarian Core Fund Class K	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	868.970	11.73%

Contrarian Core Fund Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	98,430.029	28.68%

Contrarian Core Fund Class R	HARTFORD LIFE INS CO SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	22,241.684	6.48%

Contrarian Core Fund Class R	FRONTIER TRUST COMPANY FBO PO BOX 10758 FARGO ND 58106-0758	19,807.789	5.77%

Contrarian Core Fund Class R	FRONTIER TRUST COMPANY FBO PO BOX 10758 FARGO ND 58106-0758	19,745.452	5.75%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Contrarian Core Fund Class R4	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	157.828	100.00%

Contrarian Core Fund Class R5	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	157.828	100.00%

Contrarian Core Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	2,255,175.790	30.54%

Contrarian Core Fund Class W	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	6,801,473.397	99.99%

Contrarian Core Fund Class Y	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	157.828	100.00%

Contrarian Core Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	16,757,043.841	30.03%

Contrarian Core Fund Class Z	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	6,961,540.295	12.48%

Contrarian Core Fund Class Z	WELLS FARGO BANK FBO AMERIPRISE 401K 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	5,620,288.056	10.07%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Contrarian Core Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN:MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	3,252,133.847	5.83%

Emerging Markets Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	643,551.916	46.92%

Emerging Markets Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	189,258.281	13.80%

Emerging Markets Fund Class A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	121,841.721	8.88%

Emerging Markets Fund Class A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	70,147.356	5.11%

Emerging Markets Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	75,611.264	23.14%

Emerging Markets Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	31,813.616	9.74%

Emerging Markets Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	23,570.709	7.21%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Emerging Markets Fund Class C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	20,933.258	6.41%

Emerging Markets Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	20,743.994	6.35%

Emerging Markets Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	20,065.509	6.14%

Emerging Markets Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	17,444.928	5.34%

Emerging Markets Fund Class I	COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	5,716,113.235	25.26%

Emerging Markets Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	4,379,933.251	19.36%

Emerging Markets Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	4,048,352.852	17.89%

Emerging Markets Fund Class I	COLUMBIA LIFEGOAL GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	3,625,455.051	16.02%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Emerging Markets Fund Class I	RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	2,325,157.412	10.28%

Emerging Markets Fund Class R	FRONTIER TRUST COMPANY FBO HOSPICE ADVANTAGE 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	6,929.777	16.16%

Emerging Markets Fund Class R	FRONTIER TRUST COMPANY FBO EFK MOEN 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	6,689.274	15.60%

Emerging Markets Fund Class R	FRONTIER TRUST COMPANY FBO C ANTHONY PHILLIPS ACCOUNTANCY PO BOX 10758 FARGO ND 58106-0758	3,851.134	8.98%

Emerging Markets Fund Class R	FRONTIER TRUST COMPANY FBO RGS 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	3,001.771	7.00%

Emerging Markets Fund Class R	FRONTIER TRUST COMPANY FBO FINANCIAL NETWORK AUDIT LLC 401 K PO BOX 10758 FARGO ND 58106-0758	2,933.017	6.84%

Emerging Markets Fund Class R	FRONTIER TRUST COMPANY FBO B & L CORPORATION 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	2,884.267	6.73%

Emerging Markets Fund Class R	FRONTIER TRUST COMPANY FBO NORDAAS AMERICAN HOMES OF MN LAKE PO BOX 10758 FARGO ND 58106-0758	2,874.683	6.70%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Emerging Markets Fund Class R	FRONTIER TRUST COMPANY FBO RHEUMATOLOGY CONSULTANTS WNY PC 40 PO BOX 10758 FARGO ND 58106-0758	2,773.040	6.47%

Emerging Markets Fund Class R	FRONTIER TRUST COMPANY FBO PO BOX 10758 FARGO ND 58106-0758	2,539.721	5.92%

Emerging Markets Fund Class R	FRONTIER TRUST COMPANY FBO WAMORE INC 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	2,411.917	5.62%

Emerging Markets Fund Class R5	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	257.202	100.00%

Emerging Markets Fund Class W	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	3,408,239.356	99.99%

Emerging Markets Fund Class Y	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	256.674	100.00%

Emerging Markets Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	11,152,229.482	46.27%

Emerging Markets Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	7,235,171.390	30.02%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Emerging Markets Fund Class Z	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	2,267,920.584	9.41%

Energy and Natural Resources Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	1,528,289.352	26.23%

Energy and Natural Resources Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	47,784.311	25.37%

Energy and Natural Resources Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	219,790.694	24.82%

Energy and Natural Resources Fund Class C	MERRILL LYNCH, PIERCE, FENNER& SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	111,046.507	12.54%

Energy and Natural Resources Fund Class C	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	79,445.864	8.97%

Energy and Natural Resources Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	62,979.077	7.11%

Energy and Natural Resources Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	55,273.478	6.24%

Energy and Natural Resources Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	44,830.697	5.06%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Energy and Natural Resources Fund Class I	COLUMBIA LIFEGOAL GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	2,133,189.156	99.97%

Energy and Natural Resources Fund Class K	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	2,636.083	68.91%

Energy and Natural Resources Fund Class K	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	1,008.489	26.36%

Energy and Natural Resources Fund Class R	GLOBAL MINE SERVICES INC TTEE FBO GLOBAL MINE SERVICE INC 401K PLAN C/O FASCORE 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5,854.997	9.47%

Energy and Natural Resources Fund Class R	JEFFREY DICKERSON TTEE FBO RIDGE CARE 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5,802.966	9.39%

Energy and Natural Resources Fund Class R	HOEHN MOTORS TTEE FBO THE HOEHN MOTORS RETIREMENT PLAN 40 C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5,518.729	8.93%

Energy and Natural Resources Fund Class R	PEAK ENERGY OPERATING 2 LLC TTEE PEAK ENERGY OPERATING 2 LLC 401 K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5,339.329	8.64%

Energy and Natural Resources Fund Class R	JAMES E REITTINGER TTEE FBO AUTOMOTIVE FASTENERS INC 401K PSP C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	3,971.653	6.43%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Energy and Natural Resources Fund Class R	HUGHES ENT OF NEW JERSEY INC TTEE HUGHES ENTERPRISES 401 K PSP C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	3,289.944	5.32%

Energy and Natural Resources Fund Class R	HAROLD CHOTINER TTEE FBO HAROLD C CHOTINER MD PSP 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	3,125.118	5.06%

Energy and Natural Resources Fund Class R4	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	123.457	100.00%

Energy and Natural Resources Fund Class R5	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	123.457	100.00%

Energy and Natural Resources Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	4,121,351.760	29.74%

Energy and Natural Resources Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	2,265,152.210	16.35%

Energy and Natural Resources Fund Class Z	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	2,168,707.735	15.65%

Energy and Natural Resources Fund Class Z	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	1,253,288.171	9.04%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Global Dividend Opportunity Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	604,005.996	8.51%

Global Dividend Opportunity Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	511,271.454	7.21%

Global Dividend Opportunity Fund Class A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	504,231.537	7.11%

Global Dividend Opportunity Fund Class A	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	386,626.620	5.45%

Global Dividend Opportunity Fund Class A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	356,212.426	5.02%

Global Dividend Opportunity Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	107,246.778	27.43%

Global Dividend Opportunity Fund Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	83,504.844	21.36%

Global Dividend Opportunity Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	36,958.345	9.45%

Global Dividend Opportunity Fund Class B	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	26,006.306	6.65%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Global Dividend Opportunity Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATOR 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	119,320.213	16.85%

Global Dividend Opportunity Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	96,739.055	13.66%

Global Dividend Opportunity Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	59,554.089	8.41%

Global Dividend Opportunity Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	44,661.040	6.31%

Global Dividend Opportunity Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	38,289.136	5.41%

Global Dividend Opportunity Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	36,698.477	5.18%

Global Dividend Opportunity Fund Class I	COLUMBIA LIFEGOAL GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	3,135,022.568	100.00%

Global Dividend Opportunity Fund Class R	HARTFORD SECURITIES DISTRIBUTION COMPANY INC ATTN UIT OPERATIONS/PRG PO BOX 2999 HARTFORD CT 06104-2999	56,052.078	86.31%

Global Dividend Opportunity Fund Class W	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	147.319	100.00%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Global Dividend Opportunity Fund Class Y	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	126.199	100.00%

Global Dividend Opportunity Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	2,206,126.914	7.35%

Greater China Fund Class A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	213,287.724	11.99%

Greater China Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	184,718.483	10.38%

Greater China Fund Class A	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	164,359.679	9.24%

Greater China Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	152,462.995	8.57%

Greater China Fund Class A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	120,631.913	6.78%

Greater China Fund Class A	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	94,188.516	5.29%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Greater China Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	93,453.767	5.25%

Greater China Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	26,198.060	21.47%

Greater China Fund Class B	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	16,832.044	13.79%

Greater China Fund Class B	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	11,915.278	9.76%

Greater China Fund Class B	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	11,899.389	9.75%

Greater China Fund Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	7,383.424	6.05%

Greater China Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	7,253.256	5.94%

Greater China Fund Class B	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	6,893.393	5.65%

Greater China Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	116,682.916	26.72%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Greater China Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	55,933.585	12.81%

Greater China Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	51,195.885	11.73%

Greater China Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	47,508.253	10.88%

Greater China Fund Class C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	37,003.324	8.47%

Greater China Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	22,771.428	5.22%

Greater China Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	438,341.538	29.75%

Greater China Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	371,556.369	25.22%

Greater China Fund Class I	RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	314,501.294	21.34%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Greater China Fund Class I	COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	202,237.098	13.72%

Greater China Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	116,521.010	7.91%

Greater China Fund Class R5	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	51.188	100.00%

Greater China Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	57.366	100.00%

Greater China Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	146,522.441	22.78%

Greater China Fund Class Z	RBC CAPITAL MARKETS, LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	73,946.889	11.50%

Greater China Fund Class Z	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	54,980.862	8.55%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Mid Cap Growth Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,052,727.257	8.91%

Mid Cap Growth Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	671,171.639	5.68%

Mid Cap Growth Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	29,839.905	15.21%

Mid Cap Growth Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	29,354.186	14.96%

Mid Cap Growth Fund Class B	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	20,373.115	10.38%

Mid Cap Growth Fund Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	18,199.761	9.28%

Mid Cap Growth Fund Class B	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	13,881.551	7.07%

Mid Cap Growth Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATOR 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	333,700.927	18.66%

Mid Cap Growth Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	215,640.375	12.06%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Mid Cap Growth Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	161,855.405	9.05%

Mid Cap Growth Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	137,666.872	7.70%

Mid Cap Growth Fund Class C	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	103,401.094	5.78%

Mid Cap Growth Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	2,295,102.645	23.28%

Mid Cap Growth Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	2,105,900.681	21.36%

Mid Cap Growth Fund Class I	COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,728,572.359	17.54%

Mid Cap Growth Fund Class I	RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,401,405.607	14.22%

Mid Cap Growth Fund Class I	COLUMBIA LIFEGOAL GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,355,211.624	13.75%

Mid Cap Growth Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	545,664.704	5.54%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Mid Cap Growth Fund Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	217,214.661	22.73%

Mid Cap Growth Fund Class R	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	106,410.184	11.13%

Mid Cap Growth Fund Class R	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	53,521.772	5.60%

Mid Cap Growth Fund Class R4	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	94.056	100.00%

Mid Cap Growth Fund Class R5	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	950.847	91.43%

Mid Cap Growth Fund Class R5	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	89.127	8.57%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Mid Cap Growth Fund Class T	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	115,492.827	14.80%

Mid Cap Growth Fund Class T	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	39,932.018	5.12%

Mid Cap Growth Fund Class W	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	2,583,624.785	100.00%

Mid Cap Growth Fund Class Y	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN TIM ARMBRUSTMACHER 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	603.233	100.00%

Mid Cap Growth Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	16,200,955.442	35.81%

Mid Cap Growth Fund Class Z	FIDELITY MANAGEMENT TRUST CO FMTC FBO CUSHMAN & WAKEFIELD 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	5,329,917.351	11.78%

Mid Cap Growth Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN:MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	3,631,467.161	8.03%

Small Cap Core Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,789,907.950	18.86%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Small Cap Core Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	2,738,805.905	18.51%

Small Cap Core Fund Class A	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	1,116,348.631	7.55%

Small Cap Core Fund Class A	HARTFORD LIFE INSURANCE COMPANY ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	784,913.890	5.31%

Small Cap Core Fund Class A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	740,570.946	5.01%

Small Cap Core Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	24,092.780	25.45%

Small Cap Core Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	16,270.737	17.19%

Small Cap Core Fund Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	12,577.464	13.29%

Small Cap Core Fund Class B	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	8,965.962	9.47%

Small Cap Core Fund Class B	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5,791.922	6.12%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Small Cap Core Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	379,143.078	20.15%

Small Cap Core Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	306,035.152	16.27%

Small Cap Core Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	232,151.045	12.34%

Small Cap Core Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	197,078.395	10.48%

Small Cap Core Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	172,388.492	9.16%

Small Cap Core Fund Class C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	157,965.448	8.40%

Small Cap Core Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,406,405.536	39.42%

Small Cap Core Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	744,210.838	20.86%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Small Cap Core Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	719,809.200	20.17%

Small Cap Core Fund Class I	RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	551,657.078	15.46%

Small Cap Core Fund Class R4	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	160.565	100.00%

Small Cap Core Fund Class R5	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	160.565	100.00%

Small Cap Core Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	1,330,106.412	29.83%

Small Cap Core Fund Class W	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	4,128,120.708	100.00%

Small Cap Core Fund Class Y	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	159.949	100.00%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Small Cap Core Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	14,088,586.945	48.23%

Small Cap Core Fund Class Z	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	2,624,914.003	8.99%

Small Cap Core Fund Class Z	FIDELITY INVSTMNTS INSTITUTIONAL OPERATIONS CO FIIOC AGENT FBO CERTAIN EMP BENEFIT PLANS 100 MAGELLAN WAY COVINGTON KY 41015-1999	1,544,482.949	5.29%

Small Cap Growth Fund I Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	392,264.723	19.74%

Small Cap Growth Fund I Class A	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	154,916.749	7.80%

Small Cap Growth Fund I Class A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	132,408.846	6.66%

Small Cap Growth Fund I Class A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	119,399.636	6.01%

Small Cap Growth Fund I Class A	NEW YORK LIFE TRUST COMPANY 690 CANTON ST STE 100 WESTWOOD MA 02090-2344	101,939.693	5.13%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Small Cap Growth Fund I Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	15,646.566	32.34%

Small Cap Growth Fund I Class B	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5,433.894	11.23%

Small Cap Growth Fund I Class B	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	5,387.851	11.14%

Small Cap Growth Fund I Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5,172.088	10.69%

Small Cap Growth Fund I Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	4,708.193	9.73%

Small Cap Growth Fund I Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	91,727.184	24.78%

Small Cap Growth Fund I Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	63,641.301	17.19%

Small Cap Growth Fund I Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	36,097.176	9.75%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Small Cap Growth Fund I Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	24,321.499	6.57%

Small Cap Growth Fund I Class C	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	23,005.143	6.21%

Small Cap Growth Fund I Class I	COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,207,139.332	40.71%

Small Cap Growth Fund I Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	569,660.419	19.21%

Small Cap Growth Fund I Class I	COLUMBIA LIFEGOAL GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	487,485.222	16.44%

Small Cap Growth Fund I Class I	RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	314,860.109	10.62%

Small Cap Growth Fund I Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	246,948.261	8.33%

Small Cap Growth Fund I Class R	FRONTIER TRUST CO FBO HENNESSEY ENTERPRISES PS PO BOX 10758 FARGO ND 58106-0758	944.839	53.91%

Small Cap Growth Fund I Class R	FRONTIER TRUST CO FBO GREENWOOD CHRISTIAN CHURCH INC 40 PLAN FRONTIER TRUST CO PO BOX 10577 FARGO ND 58106-0577	713.516	40.71%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Small Cap Growth Fund I Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	94.268	5.38%

Small Cap Growth Fund I Class R4	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	85.121	100.00%

Small Cap Growth Fund I Class Y	ANCHORAGE POLICE & FIRE RETIREMENT SYSTEM ATTN CHARLES M LAIRD 3600 DR MARTIN LUTHER KING JR AVE STE 207 ANCHORAGE AK 99507-1222	415,441.966	99.98%

Small Cap Growth Fund I Class Z	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	10,809,527.836	40.05%

Small Cap Growth Fund I Class Z	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	3,950,329.023	14.64%

Small Cap Growth Fund I Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN:MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	2,847,042.516	10.55%

Technology Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	674,685.895	15.63%

Technology Fund Class A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	548,672.176	12.71%

Technology Fund Class B	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	51,641.553	15.42%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Technology Fund Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	49,605.448	14.82%

Technology Fund Class B	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	45,566.872	13.61%

Technology Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	43,042.758	12.86%

Technology Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	36,005.178	10.75%

Technology Fund Class B	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	24,742.549	7.39%

Technology Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATOR 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	556,942.940	38.14%

Technology Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	159,712.909	10.94%

Technology Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	129,702.163	8.88%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Technology Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	101,700.512	6.96%

Technology Fund Class R4	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	232.992	100.00%

Technology Fund Class R5	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	232.992	100.00%

Technology Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATOR 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	2,001,230.241	33.36%

Technology Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN:MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	808,958.970	13.49%

Technology Fund Class Z	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	475,188.687	7.92%

Value and Restructuring Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	940,350.834	39.94%

Value and Restructuring Fund Class A	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	226,619.930	9.62%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Value and Restructuring Fund Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	174,380.214	7.41%

Value and Restructuring Fund Class A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	151,335.560	6.43%

Value and Restructuring Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	139,077.821	5.91%

Value and Restructuring Fund Class A	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	123,487.852	5.24%

Value and Restructuring Fund Class A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	122,938.166	5.22%

Value and Restructuring Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	91,745.526	14.29%

Value and Restructuring Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	87,674.070	13.65%

Value and Restructuring Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	73,535.542	11.45%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Value and Restructuring Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	69,296.028	10.79%

Value and Restructuring Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	60,914.336	9.49%

Value and Restructuring Fund Class C	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	52,977.558	8.25%

Value and Restructuring Fund Class C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	52,284.517	8.14%

Value and Restructuring Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	47,030.755	7.32%

Value and Restructuring Fund Class I	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	57.511	100.00%

Value and Restructuring Fund Class R	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	147,534.094	26.56%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Value and Restructuring Fund Class R	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	135,109.472	24.32%

Value and Restructuring Fund Class R	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	56,836.441	10.23%

Value and Restructuring Fund Class R	HARTFORD SECURITIES DISTRIBUTION COMPANY INC ATTN UIT OPERATIONS/PRG PO BOX 2999 HARTFORD CT 06104-2999	32,707.323	5.89%

Value and Restructuring Fund Class R	FRONTIER TRUST CO FBO WILD FLAVORS INC SAVINGS & PS PLA PO BOX 10758 FARGO ND 58106-0758	30,901.116	5.56%

Value and Restructuring Fund Class R4	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	51.536	100.00%

Value and Restructuring Fund Class R5	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	51.536	100.00%

Value and Restructuring Fund Class W	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	57.484	100.00%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Value and Restructuring Fund Class Y	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	51.600	100.00%

Value and Restructuring Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	15,400,534.479	32.96%

Value and Restructuring Fund Class Z	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	7,838,774.160	16.78%

Value and Restructuring Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	7,098,137.789	15.19%

Principal Holder Ownership of the Funds with fiscal year ending October 31:

As of January 31, 2013 (except as otherwise indicated), the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below. The information for Strategic Income Fund is as of April 30, 2013.

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
CA Tax-Exempt Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	5,314,657.559	10.08%

CA Tax-Exempt Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	3,980,570.520	7.55%

CA Tax-Exempt Fund Class A	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	3,461,845.746	6.57%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
CA Tax-Exempt Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	3,383,489.258	6.42%

CA Tax-Exempt Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	36,183.858	22.53%

CA Tax-Exempt Fund Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	20,872.037	13.00%

CA Tax-Exempt Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	14,361.892	8.94%

CA Tax-Exempt Fund Class B	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	10,743.187	6.69%

CA Tax-Exempt Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	2,913,278.649	51.25%

CA Tax-Exempt Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	738,983.468	13.00%

CA Tax-Exempt Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	656,154.756	11.54%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
CA Tax-Exempt Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	338,737.509	5.96%

CA Tax-Exempt Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	9,305,828.116	87.61%

CT Intermediate Municipal Bond Fund Class A	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	284,981.861	37.67%

CT Intermediate Municipal Bond Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	166,551.597	22.01%

CT Intermediate Municipal Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	100,141.078	13.24%

CT Intermediate Municipal Bond Fund Class A	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	42,807.744	5.66%

CT Intermediate Municipal Bond Fund Class A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	38,119.152	5.04%

CT Intermediate Municipal Bond Fund Class B	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	10,010.483	74.43%

CT Intermediate Municipal Bond Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,989.107	22.22%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
CT Intermediate Municipal Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	241,775.399	35.55%

CT Intermediate Municipal Bond Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	103,667.492	15.24%

CT Intermediate Municipal Bond Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	93,187.663	13.70%

CT Intermediate Municipal Bond Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	52,258.649	7.68%

CT Intermediate Municipal Bond Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	48,485.730	7.13%

CT Intermediate Municipal Bond Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	227,638.129	17.84%

CT Intermediate Municipal Bond Fund Class T	KELLY F SHACKELFORD PO BOX 672 NEW CANAAN CT 06840-0672	152,535.544	11.95%

CT Intermediate Municipal Bond Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	15,219,358.787	94.45%

Intermediate Municipal Bond Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	3,477,378.840	17.51%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Intermediate Municipal Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	3,399,659.448	17.12%

Intermediate Municipal Bond Fund Class A	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,058,133.620	5.33%

Intermediate Municipal Bond Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	63,476.753	40.91%

Intermediate Municipal Bond Fund Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	16,493.722	10.63%

Intermediate Municipal Bond Fund Class B	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	11,729.532	7.56%

Intermediate Municipal Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATOR 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,272,647.823	24.26%

Intermediate Municipal Bond Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	1,009,230.800	19.24%

Intermediate Municipal Bond Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	730,182.276	13.92%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
Intermediate Municipal Bond Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	334,729.396	6.38%

Intermediate Municipal Bond Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	307,239.863	5.86%

Intermediate Municipal Bond Fund Class R5	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	225.836	100.00%

Intermediate Municipal Bond Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	234,222.536	13.15%

Intermediate Municipal Bond Fund Class Z	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	207,246,166.532	92.02%

International Bond Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	84,919.502	51.45%

International Bond Fund Class A	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	35,431.126	21.47%

International Bond Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9,072.549	41.88%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
International Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	4,145.536	19.13%

International Bond Fund Class C	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	1,153.700	5.33%

International Bond Fund Class I	COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,782,251.278	44.93%

International Bond Fund Class I	RVS INCOME BLDR BASIC INCOME FD 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0017	1,595,925.892	40.24%

International Bond Fund Class I	COLUMBIA LIFEGOAL INCOME AND GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	322,874.527	8.14%

International Bond Fund Class W	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	397,495.231	99.94%

International Bond Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	783,936.164	59.01%

International Bond Fund Class Z	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN TIM ARMBRUSTMACHER 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	512,998.748	38.61%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
MA Intermediate Municipal Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	830,657.229	29.66%

MA Intermediate Municipal Bond Fund Class A	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	768,746.956	27.45%

MA Intermediate Municipal Bond Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	595,951.326	21.28%

MA Intermediate Municipal Bond Fund Class A	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	287,692.353	10.27%

MA Intermediate Municipal Bond Fund Class A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	142,199.801	5.08%

MA Intermediate Municipal Bond Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5,565.255	75.01%

MA Intermediate Municipal Bond Fund Class B	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	1,440.595	19.42%

MA Intermediate Municipal Bond Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	413.000	5.57%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
MA Intermediate Municipal Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	411,552.022	35.87%

MA Intermediate Municipal Bond Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	306,935.230	26.75%

MA Intermediate Municipal Bond Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	139,276.186	12.14%

MA Intermediate Municipal Bond Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	99,234.926	8.65%

MA Intermediate Municipal Bond Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	84,326.339	7.35%

MA Intermediate Municipal Bond Fund Class T	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	1,149,777.852	47.45%

MA Intermediate Municipal Bond Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	25,035,417.514	95.29%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
NY Tax-Exempt Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	2,631,020.852	11.59%

NY Tax-Exempt Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,663,058.603	7.33%

NY Tax-Exempt Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	1,295,342.233	5.71%

NY Tax-Exempt Fund Class A	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,244,478.755	5.48%

NY Tax-Exempt Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	45,796.763	28.45%

NY Tax-Exempt Fund Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	14,626.307	9.08%

NY Tax-Exempt Fund Class B	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	12,488.929	7.76%

NY Tax-Exempt Fund Class B	AMERICAN ENTERPRISE INV SVCS, INC ATTN: MFIS CUSTOMER 2003 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0020	11,835.178	7.35%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
NY Tax-Exempt Fund Class B	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	9,342.581	5.80%

NY Tax-Exempt Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	778,925.170	28.98%

NY Tax-Exempt Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	325,664.820	12.12%

NY Tax-Exempt Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	310,762.151	11.56%

NY Tax-Exempt Fund Class C	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	247,759.178	9.22%

NY Tax-Exempt Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	162,400.466	6.04%

NY Tax-Exempt Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	134,430.198	5.00%

NY Tax-Exempt Fund Class R5	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	320.924	100.00%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
NY Tax-Exempt Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	499,345.977	75.94%

NY Tax-Exempt Fund Class Z	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	151,208.653	22.99%

NY Intermediate Municipal Bond Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	674,373.178	34.04%

NY Intermediate Municipal Bond Fund Class A	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	433,350.821	21.87%

NY Intermediate Municipal Bond Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	229,904.578	11.60%

NY Intermediate Municipal Bond Fund Class A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	218,736.635	11.04%

NY Intermediate Municipal Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	117,540.958	5.93%

NY Intermediate Municipal Bond Fund Class B	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	6,391.003	61.14%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of class
NY Intermediate Municipal Bond Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	3,127.675	29.92%

NY Intermediate Municipal Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	881,111.323	46.92%

NY Intermediate Municipal Bond Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	315,353.305	16.79%

NY Intermediate Municipal Bond Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	211,216.524	11.25%

NY Intermediate Municipal Bond Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	167,103.369	8.90%

NY Intermediate Municipal Bond Fund Class T	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	158,903.715	21.56%

NY Intermediate Municipal Bond Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	18,057,650.032	82.83%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Strategic Income Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	82,739,154.605	35.29%

Strategic Income Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	13,487,420.536	5.75%

Strategic Income Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	1,395,181.752	22.90%

Strategic Income Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	1,226,916.777	20.14%

Strategic Income Fund Class B	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,129,959.415	18.55%

Strategic Income Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9,404,165.881	22.67%

Strategic Income Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	8,779,483.661	21.16%

Strategic Income Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	3,741,932.042	9.02%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Strategic Income Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	3,153,713.529	7.60%

Strategic Income Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	2,888,184.272	6.96%

Strategic Income Fund Class C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	2,134,016.470	5.14%

Strategic Income Fund Class C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	2,081,916.061	5.02%

Strategic Income Fund Class K	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	14,816.876	54.39%

Strategic Income Fund Class K	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	11,136.547	40.88%

Strategic Income Fund Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	54,851.125	36.23%

Strategic Income Fund Class R	FIIOC FBO RUSSELL G TRIPP DDS PROFIT SHARING PLAN 100 MAGELLAN WAY COVINGTON KY 41015-1987	30,321.054	20.03%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Strategic Income Fund Class R	ACTION FABRICATORS INC TTEE FBO ACTION FABRICATORS INC PSP 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	12,495.770	8.25%

Strategic Income Fund Class R	MG TRUST COMPANY CUST. FBO LAKES REGION COMMUNITY SERVICES 717 17TH ST STE 1300 DENVER CO 80202-3304	11,796.681	7.79%

Strategic Income Fund Class R	CAPITAL BANK & TRUST COMPANY TTEE F NEW ENGLAND BUSINESS TR SEC 401K PL 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	11,729.777	7.75%

Strategic Income Fund Class R4	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	201,794.794	93.91%

Strategic Income Fund Class R4	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	12,686.669	5.90%

Strategic Income Fund Class R5	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	25,669.532	95.22%

Strategic Income Fund Class W	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	405.844	100.00%

Strategic Income Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	117,936,871.508	77.22%

Strategic Income Fund Class Z	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	7,939,565.414	5.20%

Principal Holder Ownership of the Fund with fiscal year ending December 31:

As of April 15, 2013, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Real Estate Equity Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	2,133,934.967	26.76%

Real Estate Equity Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	80,337.939	22.60%

Real Estate Equity Fund Class B	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	20,793.301	5.85%

Real Estate Equity Fund Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	287,632.745	20.26%

Real Estate Equity Fund Class C	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	222,465.017	15.67%

Real Estate Equity Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	156,626.855	11.03%

Real Estate Equity Fund Class C	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	145,607.886	10.25%

Real Estate Equity Fund Class I	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	3,485,120.339	69.36%

Real Estate Equity Fund Class I	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	779,790.975	15.52%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Real Estate Equity Fund Class I	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	757,651.300	15.08%

Real Estate Equity Fund Class K	RIVERSOURCE INVESTMENTS LLC ATTN TIM ARMBRUSTMACHER 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	1,892.882	36.60%

Real Estate Equity Fund Class K	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	1,600.433	30.95%

Real Estate Equity Fund Class K	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	447.531	8.65%

Real Estate Equity Fund Class K	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	426.254	8.24%

Real Estate Equity Fund Class K	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	403.212	7.80%

Real Estate Equity Fund Class K	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	401.517	7.76%

Real Estate Equity Fund Class R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	176,393.000	36.11%

Real Estate Equity Fund Class R	CAPITAL BANK & TRUST CO TTEE F PARK AVE MOTOR CORP 401K SVGS PL 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	75,822.812	15.52%

Real Estate Equity Fund Class R	CAPITAL BANK & TRUST CO TTEE F NIBBI BROTHERS ASSOCOCIATES INC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	28,151.169	5.76%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Real Estate Equity Fund Class R4	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	175.070	100.00%

Real Estate Equity Fund Class R5	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	2,371.860	91.51%

Real Estate Equity Fund Class R5	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	196.386	7.58%

Real Estate Equity Fund Class W	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	668,929.570	99.93%

Real Estate Equity Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	11,647,557.076	45.70%

Real Estate Equity Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN:MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	4,533,318.364	17.79%

As of the applicable date indicated below, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below. A control person may be able to facilitate shareholder approval of proposals it approves and to impede shareholder approval of proposals it opposes. If a control person’s record ownership of a Fund’s outstanding shares exceeds 50%, then, for certain shareholder proposals, such control person may be able to approve, or prevent approval, of such proposals without regard to votes by other Fund shareholders.

Control Person Ownership of the Funds with fiscal year ending March 31:

As of October 8, 2012 (January 31, 2013 for Pacific/Asia Fund), the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act)

of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Select Large Cap Growth Fund	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	159,869,629.845	43.17%

Pacific/Asia Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	26,910,558.749	77.30%

Control Person Ownership of the Funds with fiscal year ending April 30:

As of October 8, 2012, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Bond Fund	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	114,078,082.278	73.22%

Corporate Income Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	37,910,857.974	27.12%

Intermediate Bond Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	157,469,756.387	50.05%

Control Person Ownership of the Funds with fiscal year ending May 31:

As of October 8, 2012 (January 31, 2013 for High Yield Municipal Fund), the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Dividend Income Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	125,294,585.919	27.53%

High Yield Municipal Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	68,900,900.230	73.63%

Control Person Ownership of the Funds with fiscal year ending July 31:

As of October 8, 2013 (October 31, 2012 for Ultra Short Term Bond Fund and January 31, 2013 for Oregon Municipal Bond Fund and Tax-Exempt Fund), the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Ultra Short Term Bond Fund	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	168,819,298.764	95.85%

Control Person Ownership of the Funds with fiscal year ending August 31:

As of November 30, 2012 (January 31, 2012 for Emerging Markets Fund, Global Dividend Opportunity Fund and Greater China Fund), the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
AP-Alternative Strategies Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	50,530,220.128	100.00%

AP-Core Plus Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	469,670,079.405	100.00%

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
AP-Small Cap Equity Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	41,756,006.788	100.00%

Emerging Markets Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	20,095,525.677	38.73%

Greater China Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	1,443,265.863	32.40%

Small Cap Core Fund	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	18611837.165	32.02%

Small Cap Growth Fund I	MERRILL LYNCH PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	10877877.33	33.18%

Value and Restructuring Fund	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	15631751.134	31.10%

(a)	Combination of all share classes of Columbia Management Investment Advisers, LLC initial capital and affiliated funds-of-funds’ investments.

Control Person Ownership of the Funds with fiscal year ending October 31:

As of January 31, 2013 (April 30, 2013 for Strategic Income Fund), the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
CA Tax-Exempt Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	17,548,126.216	25.36%

CT Intermediate Municipal Bond Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	15,791,902.500	83.82%

Intermediate Municipal Bond Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	212,216,173.092	84.12%

International Bond Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	4,214,050.445	71.68%

MA Intermediate Municipal Bond Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	27,432,969.872	84.02%

NY Intermediate Municipal Bond Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	19,218,333.703	72.78%

Strategic Income Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	141,485,543.607	32.51%

Control Person Ownership of the Fund with fiscal year ending December 31:

As of April 15, 2013, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Real Estate Equity Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	12,111,582.821	29.24%

Bank of America, N.A. is a national banking association organized under the laws of the United States, 101 South Tryon Street, Charlotte, North Carolina 28255. Bank of America Corporation, a publicly-traded financial services corporation, is the ultimate parent company of Bank of America, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated, a Delaware Corporation, is a registered broker-dealer located at One Bryant Park, New York, New York 10036. Bank of America Corporation is the ultimate parent company of Merrill Lynch, Pierce, Fenner & Smith Incorporated.

Charles Schwab & Co., Inc. is a California corporation, 211 Main Street, San Francisco, California 94105. The Charles Schwab Corporation is the ultimate parent company of Charles Schwab & Co., Inc.

Columbia LifeGoal Balanced Growth Portfolio is a series of Columbia Funds Series Trust, a Delaware statutory trust and is located at 50606 Ameriprise Financial Center, Minneapolis, MN 55474. Columbia Income Builder Fund and Columbia Portfolio Builder Funds are series of Columbia Funds Series Trust II, a Massachusetts business trust, and are located at 50606 Ameriprise Financial Center, Minneapolis, MN 55474. These are affiliated funds-of-funds managed by Columbia Management Investment Advisers, LLC.

Columbia Management Investment Advisers, LLC, located at 225 Franklin St., Boston, MA 02110, is a registered investment adviser under the Investment Advisers Act of 1940 and a Minnesota limited liability company. Columbia Management Investment Advisers, LLC is a wholly-owned subsidiary of Ameriprise Financial, Inc., a leading diversified financial services company. Ameriprise Financial, Inc. is the ultimate parent company of Columbia Management Investment Advisers, LLC.

LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Board of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

APPENDIX A — DESCRIPTIONS OF SECURITIES RATINGS

This Appendix summarizes the various descriptions of securities ratings applicable to securities purchased by the Columbia Funds. Please refer to a Fund’s prospectus and statement of additional information to determine whether that Fund may invest in securities that have ratings described in this Appendix.

STANDARD & POOR’S (S&P)

Bonds

The following summarizes the ratings used by S&P for bonds. The ratings AAA, AA, A and BBB denote investment grade securities.

AAA bonds have the highest rating assigned by S&P and are considered to have an extremely strong capacity to pay interest and repay principal.

AA bonds are considered to have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds are considered to have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are considered to have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds are considered to have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB – rating.

B bonds are considered to have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB – rating.

CCC bonds are considered to have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B – rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC – debt rating. The C rating may be used to cover a situation, for example, where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal Notes

SP-1. Notes rated SP-1 are considered to have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 are considered to have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Commercial Paper

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1. Issues assigned to this rating are considered to have overwhelming or very strong capacity for timely payment. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S)

Municipal Bonds

Aaa bonds are considered to be of the best quality. They are considered to have the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are considered to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1.

A bonds are considered to possess many favorable investment attributes and are to be considered to be upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment at some time in the future.

Baa bonds are considered to be medium grade obligations: they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are considered to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this grade.

B bonds are considered generally to lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are considered to be of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds are considered to represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated are considered to have extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Corporate Bonds

The description of the applicable rating symbols (Aaa, Aa, A, Baa, etc.) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody’s applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Highest Quality

Prime-2 Higher Quality

Prime-3 High Quality

If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, Moody’s, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

FITCH, INC. (FITCH)

Long-Term Debt

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A bonds are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Speculative Grade Bond Ratings

BB bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds are considered to have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are considered to be minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these securities and D represents the lowest potential for recovery.

Plus (+) or minus (-): Plus or minus signs are used to show relative standing within the major rating categories. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

Short-Term Debt

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

F-1+ obligations have exceptionally strong credit quality and are considered to have the strongest degree of assurance for timely payment.

F-1 obligations are considered to reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 obligations are considered to have good credit quality. Securities in this class have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3 obligations are considered to have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S rating is assigned to obligations that are considered to have a minimal degree of assurance for timely payment and to be vulnerable to near-term adverse changes in financial and economic conditions.

B obligations are considered to have a minimal capacity for timely payment of financial commitments and a susceptibility to the adverse effects of changes in circumstances and economic conditions.

C rating is assigned to obligations that are considered to have a high default risk and whose capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D obligations are in actual or imminent payment default.

APPENDIX B — PROXY VOTING GUIDELINES

COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC

PROXY VOTING GUIDELINES

EFFECTIVE JANUARY 24, 2011

Set forth below are guidelines adopted and used by Columbia Management Investment Advisers, LLC (the “Adviser”, “We”, “Us” or “Our”) in voting proxies (the “Guidelines”). The Guidelines are organized by issue and present certain factors that may be considered in making proxy voting determinations. The Adviser may, in exercising its fiduciary discretion, determine to vote any proxy in a manner contrary to these Guidelines.

Directors, Boards, Committees

Elect Directors

In a routine election of directors, the Adviser generally votes FOR the slate nominated by the nominating committee of independent directors, who are in the best position to know what qualifications are needed for each director to contribute to an effective board. The Adviser generally will WITHHOLD support from a nominee who fails to meet one or more of the following criteria:

Independence – A nominee who is deemed an affiliate of the company by virtue of a material business, familial or other relationship with the company but is otherwise not an employee.

Attendance – A nominee who failed to attend at least 75% of the board’s meetings.

Over Boarding – A nominee who serves on more than four other public company boards or an employee director nominee who serves on more than two other public company boards.

Committee Membership – A nominee who has been assigned to the audit, compensation, nominating, or governance committee if that nominee is not independent of management, or if the nominee does not meet the specific independence and experience requirements for audit committees or the independence requirements for compensation committees.

Audit Committee Chair – A nominee who serves as audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors.

Board Independence – A nominee of a company whose board as proposed to be constituted would have more than one-third of its members from management.

Interlocking Directorship – A nominee who is an executive officer of another company on whose board one of the company’s executive officers sits.

Poor Governance – A nominee involved with options backdating, financial restatements or material weakness in controls, approving egregious compensation, or who has consistently disregarded the interests of shareholders.

The Adviser will vote on a CASE-BY-CASE basis on any director nominee who meets the aforementioned criteria but whose candidacy has otherwise been identified by the third party research provider as needing further consideration for any reason not identified above.

In the case of contested elections, the Adviser will vote on a CASE-BY-CASE basis, taking into consideration the above criteria and other factors such as the background of the proxy contest, the performance of the company, current board and management, and qualifications of nominees on both slates.

Shareholder Nominations for Director

The Adviser will vote on a CASE-BY-CASE basis for shareholder-nominated candidates for director, taking into account various factors including, but not limited to: company performance, the circumstances compelling the nomination by the shareholder, composition of the incumbent board, and the criteria listed above the Adviser uses to evaluate nominees.

Shareholder Nominations for Director – Special Criteria

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on the view that board nominating committees are responsible for establishing and implementing policies regarding the composition of the board and are therefore in the best position to make determinations with respect to special nominating criteria.

Director Independence and Committees

The Adviser generally will vote FOR proposals that require all members of a board’s key committees (audit, compensation, nominating or governance) be independent from management.

Independent Board Chair / Lead Director

The Adviser generally will vote FOR proposals supporting an independent board chair or lead director and FOR the separation of the board chair and CEO roles, as independent board leaders foster the effectiveness of the independent directors and ensure appropriate oversight of management.

Removal of Directors

The Adviser generally will vote FOR proposals that amend governing documents to grant or restore shareholder ability to remove directors with cause, and AGAINST proposals that provide directors may be removed only by supermajority vote. The Adviser will vote on a CASE-BY-CASE basis on proposals calling for removal of specific directors.

Board Vacancies

The Adviser generally votes in accordance with recommendations made by its third party research provider in the case of vacancies filled by continuing directors, taking into account factors including whether the proposal is in connection with a proxy contest or takeover situation.

Cumulative Voting

In the absence of proxy access rights or majority voting, the Adviser generally will vote FOR the restoration or provision for cumulative voting and AGAINST its elimination.

Majority Voting

The Adviser generally will vote FOR amendments to governing documents that provide that nominees standing for election to the board must receive a majority of votes cast in order to be elected to the board.

Number of Directors

The Adviser generally will vote FOR amendments to governing documents that provide directors the authority to adjust the size of the board to adapt to needs that may arise.

Term Limits

The Adviser generally will vote AGAINST proposals seeking to establish a limit on director terms or mandatory retirement.

General Corporate Governance

Right to Call a Special Meeting

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption, considering factors such as proposed ownership threshold, company size, and shareholder ownership, but will not support proposals allowing for investors with less than 10% ownership to call a special meeting.

Eliminate or Restrict Right to Call Special Meeting

The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to call special meetings.

Lead Independent Director Right to Call Special Meeting

The Adviser will generally vote FOR governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

Adjourn Meeting

The Adviser will vote on a CASE-BY-CASE basis on adjournment proposals and generally in the same direction as the primary proposal (i.e., if supporting the primary proposal, favor adjournment; if not supporting the primary proposal, oppose adjournment).

Other Business

The Adviser generally will vote AGAINST proposals seeking to give management the authority to conduct or vote on other business at shareholder meetings on the grounds that shareholders not present at the meeting would be unfairly excluded from such deliberations.

Eliminate or Restrict Action by Written Consent

The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to act by written consent since it may be appropriate to take such action in some instances.

Vote Unmarked Proxies

The Adviser generally will vote FOR proposals prohibiting voting of unmarked proxies in favor of management.

Proxy Contest Advance Notice

The Adviser generally will vote AGAINST proposals to amend governing documents that require advance notice for shareholder proposals or director nominees beyond notice that allows for sufficient time for company response, SEC review, and analysis by other shareholders.

Minimum Stock Ownership

The Adviser will vote on a CASE-BY-CASE basis on proposals regarding minimum stock ownership levels.

Director and Officer Indemnification

The Adviser will generally vote FOR the provision of a maximum dollar amount that can be obtained through the course of legal action from a director or officer who acts in good faith and does not benefit from a transaction.

Confidential Voting

The Adviser generally will vote FOR actions that ensure all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law. The Adviser supports the proposal to minimize pressure on shareholders, particularly employee shareholders.

Miscellaneous Governing Document Amendments

The Adviser generally will vote FOR bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

Change Company Name

The Adviser will generally vote FOR routine business matters such as changing the company’s name.

Approve Minutes

The Adviser will generally vote FOR routine procedural matters such as approving the minutes of a prior meeting.

Change Date/Time/Location of Annual Meeting

The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Approve Annual, Financial and Statutory Reports

The Adviser generally will vote FOR proposals to approve the annual reports and accounts, financial and statutory reports, provided companies required to comply with U.S. securities laws have included the certifications required by the Sarbanes Oxley Act of 2002.

Compensation

Approve or Amend Omnibus Equity Compensation Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption or amendments to omnibus (general) equity compensation plans for employees or non-employee directors if they are reasonable and consistent with industry and country standards, and AGAINST compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features.

Approve or Amend Stock Option Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including cost, size, and pattern of grants in comparison to peer groups, history of repricing, and grants to senior executives and non-employee directors.

Approve or Amend Employee Stock Purchase Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including the plan’s cost to shareholders, whether those costs are in line with the company’s peer’s plans, and whether the plan requires shareholder approval within five years.

Approve or Amend Performance-Based 162(m) Compensation Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors that consider the goal of the plan and in particular the linkage between potential payments to senior executives and the attainment of preset performance-based metrics.

Approve or Amend Restricted Stock Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which considers such factors as the balance of all equity grants and awards, the term and other restrictions in place for restricted stock.

Stock Option Repricing or Exchanges

The Adviser generally votes in accordance with recommendations made by its third party research provider on matters relating to the repricing of stock options, which are typically based on factors such as whether the amending terms lead to a reduction in shareholder rights, allow the plan to be amended without shareholder approval, or change the terms to the detriment of employee incentives such as excluding a certain class or group of employees. The Adviser generally will vote FOR proposals to put stock option repricings to a shareholder vote.

Performance-Based Stock Options

The Adviser will vote on a CASE-BY-CASE basis regarding proposals urging that stock options be performance-based rather than tied to the vagaries of the stock market.

Ban Future Stock Option Grants

The Adviser generally will vote AGAINST proposals seeking to ban or eliminate stock options in equity compensation plans as such an action would preclude the company from offering a balanced compensation program.

Require Stock Retention Period

The Adviser generally will vote FOR proposals requiring senior executives to hold stock obtained by way of a stock option plan for a minimum of three years.

Require Approval of Extraordinary Benefits

The Adviser generally will vote FOR proposals specifying that companies disclose any extraordinary benefits paid or payable to current or retired senior executives and generally will vote AGAINST proposals requiring shareholder approval of any such extraordinary benefits.

Pay for Performance

The Adviser will vote on a CASE-BY-CASE basis regarding proposals seeking to align executive compensation with shareholders’ interests.

Say on Pay

The Adviser generally votes in accordance with recommendations made by its third party research provider on these proposals, taking into consideration the nature of the proposal, whether the proposal seeks any change in compensation policy, and an analysis of the Compensation Discussion and Analysis disclosure and pay for performance practices of the company.

Executive Severance Agreements

The Adviser generally votes in accordance with recommendations made by its third party research provider on these proposals regarding approval of specific executive severance arrangements in the event of change in control of a company or due to other circumstances.

Approve or Amend Deferred Compensation Plans for Directors

The Adviser generally will vote FOR approval or amendments to deferred compensation plans for non-employee directors, so that they may defer compensation earned until retirement.

Set Director Compensation

The Adviser generally will vote AGAINST proposals that seek to limit director compensation or mandate that compensation be paid solely in shares of stock.

Director Retirement Plans

The Adviser will generally vote AGAINST the adoption or amendment of director retirement plans on the basis that directors should be appropriately compensated while serving and should not view service on a board as a long-term continuing relationship with a company.

Business Entity and Capitalization

Common or Preferred Stock – Increase in Authorized Shares or Classes

The Adviser will vote on a CASE-BY-CASE basis regarding proposals to increase authorized shares of common stock or to add a class of common stock, taking into consideration the company’s capital goals that may include stock splits, stock dividends, or financing for acquisitions or general operations. With respect to proposals seeking to increase authorized shares of preferred stock, to add a class of preferred stock, to authorize the directors to set the terms of the preferred stock or to amend the number of votes per share of preferred stock, the Adviser will vote on a CASE-BY-CASE basis on the grounds that such actions may be connected to a shareholder rights’ plan that the Adviser also will consider on a CASE-BY-CASE basis.

Common or Preferred Stock – Decrease in Authorized Shares or Classes

The Adviser generally will vote FOR proposals seeking to decrease authorized shares of common or preferred stock or the elimination of a class of common or preferred stock.

Common Stock – Change in Par Value

The Adviser generally will vote FOR proposals to change the par value of the common stock, provided that the changes do not cause a diminution in shareholder rights.

Authorize Share Repurchase Program

The Adviser generally will vote FOR proposals to institute or renew open market share repurchase plans in which all shareholders may participate on equal terms.

Stock Splits

The Adviser generally will vote FOR stock split proposals on the grounds that they intended to encourage stock ownership of a company.

Private Placements, Conversion of Securities, Issuance of Warrants or Convertible Debentures

The Adviser will generally vote FOR the issuance of shares for private placements, the conversion of securities from one class to another, and the issuance of warrants or convertible debentures on the grounds that such issuances may be necessary and beneficial for the financial health of the company and may be a low cost source of equity capital. The Adviser will generally vote AGAINST any such issuance or related action if the proposal would in any way result in new equity holders having superior voting rights, would result in warrants or debentures, when exercised, holding in excess of 20 percent of the currently outstanding voting rights, or if the proposal would in any way diminish the rights of existing shareholders.

Issuance of Equity or Equity-Linked Securities without Subscription Rights (Preemptive Rights)

The Adviser generally will vote FOR proposals that seek shareholder approval of the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities that are free of subscription (preemptive) rights on the grounds that companies must retain the ability to issue such securities for purposes of raising capital. The Adviser generally will vote AGAINST any proposal where dilution exceeds 20 percent of the company’s outstanding capital.

Recapitalization

The Adviser generally will vote FOR recapitalization plans that combine two or more classes of stock into one class, or that authorize the company to issue new common or preferred stock for such plans. The Adviser generally will vote AGAINST recapitalization plans that would result in the diminution of rights for existing shareholders.

Merger Agreement

The Adviser will vote on a CASE-BY-CASE basis on proposals seeking approval of a merger or merger agreement and all proposals related to such primary proposals, taking into consideration the particular facts and circumstances of the proposed merger and its potential benefits to existing shareholders.

Going Private

The Adviser will vote on a CASE-BY-CASE basis on proposals that allow listed companies to de-list and terminate registration of their common stock, taking into consideration the cash-out value to shareholders, and weighing the value in continuing as a publicly traded entity.

Reincorporation

The Adviser will vote on a CASE-BY-CASE basis on reincorporation proposals, taking into consideration whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights. The Adviser will generally vote AGAINST the proposal unless the long-term business reasons for doing so are valid. The Adviser will generally vote FOR proposals to consider reincorporating in the United States if a company left the country for the purpose of avoiding taxes.

Bundled Proposals

The Adviser generally votes in accordance with recommendations made by its third party research provider on “bundled” or otherwise conditioned proposals, which are determined depending on the overall economic effects to shareholders.

Defense Mechanisms

Shareholder Rights’ Plan (Poison Pill)

The Adviser will vote on a CASE-BY-CASE basis regarding management proposals seeking ratification of a shareholder rights’ plan, including a net operating loss (NOL) shareholder rights’ plan, or stockholder proposals seeking modification or elimination of any existing shareholder rights’ plan.

Supermajority Voting

The Adviser generally will vote FOR the elimination or material diminution of provisions in company governing documents that require the affirmative vote of a supermajority of shareholders for approval of certain actions, and generally will vote AGAINST the adoption of any supermajority voting clause.

Control Share Acquisition Provisions

The Adviser generally will vote FOR proposals to opt out of control share acquisition statutes and will generally vote AGAINST proposals seeking approval of control share acquisition provisions in company governing documents on the grounds that such provisions may harm long-term share value by effectively entrenching management. The ability to buy shares should not be constrained by requirements to secure approval of the purchase from other shareholders.

Anti-Greenmail

The Adviser generally will vote FOR proposals to adopt anti-greenmail governing document amendments or to otherwise restrict a company’s ability to make greenmail payments.

Classification of Board of Directors

The Adviser generally will vote FOR proposals to declassify a board and AGAINST proposals to classify a board, absent special circumstances that would indicate that shareholder interests are better served by voting to the contrary.

Auditors

Ratify or Appoint Auditors

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR ratification or appointment except in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls or situations where independence has been compromised.

Prohibit or Limit Auditor’s Non-Audit Services

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes AGAINST these proposals since it may be necessary or appropriate for auditors to provide a service related to the business of a company and that service will not compromise the auditors’ independence. In addition, Sarbanes-Oxley legislation spells out the types of services that need pre-approval or would compromise independence.

Indemnification of External Auditor

The Adviser will generally vote AGAINST proposals to indemnify external auditors on the grounds that indemnification agreements may limit pursuit of legitimate legal recourse against the audit firm.

Indemnification of Internal Auditor

The Adviser will generally vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

Social and Environmental

Disclose Social Agenda

The Adviser generally will ABSTAIN from voting on proposals that seek disclosure, often in the form of a report, on items such as military contracts or sales, environmental or conservation initiatives, business relationships with foreign countries, or animal welfare for the following reasons: a) our clients are likely to have different views of what is a socially responsible policy, b) whether social responsibility issues other than those mandated by law should be the subject of corporate policy, or c) because the impact of such disclosure on share value can rarely be anticipated with any degree of confidence.

Socially Responsible Investing

The Adviser generally will ABSTAIN from voting on proposals that seek to have a company take a position on social or environmental issues, for the reasons cited under ‘Disclose Social Agenda’ above.

Prohibit or Disclose Contributions and Lobbying Expenses

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically considers the proposal in the context of the company’s current disclosures, Federal and state laws, and whether the proposal is in shareholders’ best interests.

Disclose Prior Government Service

The Adviser generally will ABSTAIN from voting on proposals seeking the company to furnish a list of high-ranking employees who served in any governmental capacity over the last five years.

Change in Operations or Products Manufactured or Sold

The Adviser generally will ABSTAIN from voting on proposals seeking to change the way a company operates (e.g., protect human rights, sexual orientation, stop selling tobacco products, move manufacturing operations to another country, etc.) .

Executive Compensation Report

The Adviser generally will vote AGAINST proposals seeking companies to issue a report on linkages between executive compensation and financial, environmental and social performance on the grounds that executive compensation is a business matter for the company’s board to consider.

Pay Equity

The Adviser will generally vote AGAINST proposals seeking a cap on the total pay and other compensation of its executive officers to no more than a specified multiple of the pay of the average employee of the company.

Foreign Issues

Foreign Issues- Directors, Boards, Committees

Approve Discharge of Management (Supervisory) Board

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR approval of the board, based on factors including whether there is an unresolved investigation or whether the board has participated in wrongdoing. This is a standard request in Germany and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

Announce Vacancies on Management (Supervisory) Board

The Adviser generally will vote FOR proposals requesting shareholder approval to announce vacancies on the board, as is required under Dutch law.

Approve Director Fees

The Adviser generally votes in accordance with recommendations made by its third party research provider on proposals seeking approval of director fees.

Foreign Issues- General Corporate Governance

Digitalization of Certificates

The Adviser generally will vote FOR proposals seeking shareholder approval to amend a company’s articles of incorporation to eliminate references to share certificates and beneficial owners, and to make other related changes to bring the articles in line with recent regulatory changes for Japanese companies.

Authorize Filing of Required Documents and Other Formalities

The Adviser generally will vote FOR proposals requesting shareholders authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law, as is required in France.

Propose Publications Media

The Adviser generally will vote FOR proposals requesting shareholders approve the designation of a newspaper as the medium to publish the company’s meeting notice, as is common in Chile and other countries.

Clarify Articles of Association or Incorporation

The Adviser generally will vote FOR proposals seeking shareholder approval of routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items.

Update Articles of Association or Incorporation with Proxy Results

The Adviser generally will vote FOR proposals requesting shareholders approve changes to the company’s articles of association or incorporation to reflect the results of a proxy vote by shareholders, which is a routine proposal in certain country’s proxies.

Conform Articles of Association or Incorporation to Law or Stock Exchange

The Adviser generally will vote FOR proposals requesting shareholder approval to amend the articles of association or incorporation to conform to new requirements in local or national law or rules established by a stock exchange on which its stock is listed.

Authorize Board to Ratify and Execute Approved Resolutions

The Adviser generally will vote FOR proposals requesting shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting.

Prepare and Approve List of Shareholders

The Adviser generally votes FOR proposals requesting shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting, which is a routine formality in European countries.

Authorize Company to Engage in Transactions with Related Parties

The Adviser generally will vote FOR proposals requesting shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES), as the SES related-party transaction rules are fairly comprehensive and provide shareholders with substantial protection against insider trading abuses.

Amend Articles to Lower Quorum Requirement for Special Business

The Adviser generally will vote on a CASE-BY-CASE basis on proposals seeking to amend the articles to lower the quorum requirement to one-third for special business resolutions at a shareholder meeting, which is common when certain material transactions such as mergers or acquisitions are to be considered by shareholders.

Change Date/Location of Annual Meeting

The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Elect Chairman of the Meeting

The Adviser generally will vote FOR proposals requesting shareholder approval to elect the chairman of the meeting, which is a routine meeting formality in certain European countries.

Authorize New Product Lines

The Adviser generally will vote FOR proposals requesting shareholder approval to amend the company’s articles to allow the company to expand into new lines of business.

Approve Financial Statements, Directors’ Reports and Auditors’ Reports

The Adviser generally will vote FOR proposals that request shareholder approval of the financial statements, directors’ reports, and auditors’ reports.

Foreign Issues- Compensation

Approve Retirement Bonuses for Directors/Statutory Auditors

The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Approve Payment to Deceased Director’s/Statutory Auditor’s Family

The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of a retirement bonus to the family of a deceased director or statutory auditor, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Foreign Issues- Business Entity, Capitalization

Set or Approve the Dividend

The Adviser generally will vote FOR proposals requesting shareholders approve the dividend rate set by management.

Approve Allocation of Income and Dividends

The Adviser generally will vote FOR proposals requesting shareholders approve a board’s allocation of income for the current fiscal year, as well as the dividend rate.

Approve Scrip (Stock) Dividend Alternative

The Adviser generally will vote FOR proposals requesting shareholders authorize dividend payments in the form of either cash or shares at the discretion of each shareholder, provided the options are financially equal. The Adviser generally will vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Authorize Issuance of Equity or Equity-Linked Securities

The Adviser generally will vote FOR proposals requesting shareholder approval to permit the board to authorize the company to issue convertible bonds or other equity-linked debt instruments or to issue shares to satisfy the exercise of such securities.

Authorize Issuance of Bonds

The Adviser generally will vote FOR proposals requesting shareholder approval granting the authority to the board to issue bonds or subordinated bonds.

Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value

The Adviser generally will vote FOR proposals requesting shareholder approval to increase authorized stock by capitalizing various reserves or retained earnings, which allows shareholders to receive either new shares or a boost in the par value of their shares at no cost.

Increase Issued Capital for Rights Issue

The Adviser generally will vote FOR proposals requesting shareholder approval to increase to issued capital in order to offer a rights issue to current registered shareholders, which provides shareholders the option of purchasing additional shares of the company’s stock, often at a discount to market value, and the company will use the proceeds from the issue to provide additional financing.

Board Authority to Repurchase Shares

The Adviser generally will vote FOR proposals requesting that a board be given the authority to repurchase shares of the company on the open market, with such authority continuing until the next annual meeting.

Authorize Reissuance of Repurchased Shares

The Adviser generally will vote FOR proposals requesting shareholder approval to reissue shares of the company’s stock that had been repurchased by the company at an earlier date.

Approve Payment of Corporate Income Tax

The Adviser generally will vote FOR proposals seeking approval for the use by a company of its reserves in order to pay corporate taxes, which is common practice in Europe.

Cancel Pre-Approved Capital Issuance Authority

The Adviser generally will vote FOR proposals requesting shareholders cancel a previously approved authority to issue capital, which may be necessary in Denmark as companies there do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.

Allotment of Unissued Shares

The Adviser generally will vote FOR proposals requesting that shareholders give the board the authority to allot or issue unissued shares.

Authority to Allot Shares for Cash

The Adviser generally will vote FOR proposals requesting that shareholders give the board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount (a percentage of the issued share capital of the company).

Foreign Issues- Defense Mechanisms

Authorize Board to Use All Outstanding Capital

The Adviser will vote on a CASE-BY-CASE basis on proposals requesting shareholders authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company, which is a common anti-takeover measure in France similar to the way U.S. companies use preferred stock.

Foreign Issues- Auditors

Approve Special Auditors’ Report

The Adviser generally will vote FOR proposals that present shareholders of French companies, as required by French law, with a special auditor’s report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions (with directors or similar parties) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions.

Appoint Statutory Auditor

The Adviser generally will vote FOR proposals requesting shareholder approval to appoint the internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.

Foreign Issues- Social and Environmental

Authorize Company to Make EU Political Organization Donations

The Adviser generally will ABSTAIN from voting on proposals that seek authorization for the company to make EU political organization donations and to incur EU political expenditures.

APPENDIX C

Please see Appendix S for more information about choosing a share class.

C-1

APPENDIX D — DESCRIPTION OF STATE RISK FACTORS

State Tax-Exempt Funds

The state tax-exempt Funds invest primarily in municipal securities issued by a single state and political sub-divisions of that state. Each state tax-exempt Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This exposure to factors affecting the state’s tax-exempt investments will be significantly greater than that of more geographically diversified funds, and may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities in a given state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. At times, the Fund and other accounts managed by the Investment Manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may focus on a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund’s shares to change more than the values of shares of funds that invest more diversely. The yields on the securities in which the Funds invest generally are dependent on a variety of factors, including among others, the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will be particularly sensitive to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other further developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect investments within a particular sector in a state. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a sector. Investing mostly in state-specific, tax-exempt investments makes the Funds more vulnerable to the relevant state’s economy and to factors affecting tax-exempt issuers in the state than would be true for more geographically diversified funds. These risks include, among others:

•	the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

•	natural disasters and ecological or environmental concerns;

•	the introduction of constitutional or statutory limits on a tax-exempt issuer’s ability to raise revenues or increase taxes;

•	the inability of an issuer to pay interest on or to repay principal or securities in which the funds invest during recessionary periods; and

•	economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

State Specific Information

The following discussion regarding certain economic, financial and legal matters pertaining to the states, U.S. territories and possessions referenced below, and their political subdivisions is drawn from the documents indicated below and does not purport to be a complete description or a complete listing of all relevant factors. More information about state specific risks may be available from other official state resources. The information has not been updated nor will it be updated during the year. The Funds have not independently verified any of the information contained in such documents and are not expressing any opinion regarding the completeness or materiality of such information. The information is subject to change at any time. Any such change may adversely affect the financial condition of the applicable state, U.S. territory or possession.

Estimates and projections, if any, contained in the following summaries should not be construed as statements of fact; such estimates and projections are based on assumptions that may be affected by numerous factors and there can be no assurance that such estimates and projections will be realized or achieved. Discussions regarding the financial condition of a particular state or U.S. territory or possession may not be relevant to Municipal Obligations issued by political subdivisions of that state or U.S. territory or possession. Moreover, the general economic conditions discussed may or may not affect issuers of the obligations of these states, U.S. territories or possessions.

California

The following information has been obtained from the official statement of the State of California dated October 23, 2012.

Current Economic Condition.

The State of California (“California”) has the largest economy among the 50 states. Major components of California’s diverse economy include high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services.

During the recent recession, which officially ended in 2009, California experienced the most significant economic downturn since the Great Depression of the 1930s. As a result of continuing weakness in California’s economy, California tax revenues declined precipitously, resulting in large budget gaps and occasional cash shortfalls. More recently, California’s economy has grown slowly, and the Budget Act for the 2012-13 fiscal year adopted on June 27, 2012, together with related budget legislation (the “2012 Budget Act”), projects continuing growth in California’s major revenue sources from the recession’s low point.

In its report from October 2012, California’s Department of Finance noted that the California economy continued to recover slowly during the first half of 2012 despite weak residential construction and real estate and fiscally strapped state and local governments. Strong growth in high-technology sectors and international trade likely offset much of the loss in output from home building and local government. California’s Department of Finance reported that as of October 2012, the recovery had a solid base and that prospects for further improvement are good.

Employment. California’s unemployment rate reached a high of 12.4% in late 2010. The rate improved thereafter, falling to 10.8% in May 2012. In comparison, the national unemployment rate was 8.2% in May 2012.

Real Estate and Building Activity. California’s housing sector, which bottomed out in 2009, began to recover during the early months of 2010 in response to the federal home buyers tax credit. Existing home sales have since stabilized around the half-million unit rate (seasonally-adjusted and annualized), while new home construction increased modestly in 2011 as compared to 2010. During the first five months of 2012, the median sales price rose 1.6 percent from the same months of 2011, bringing the median price of those homes to approximately $300,000 (but still below the state median price of $526,000 in 2005). California issued 47,000 residential building permits in 2011 as compared to 209,000 permits issued in 2005.

The number of California homes going into foreclosure dropped in the first quarter of 2012 to the lowest level in almost five years. For 2011 as a whole, notices of default declined to 257,700 from their peak of 456,300 in 2009, but were still much higher than historic norms.

State Budget.

California’s fiscal year begins on July 1 of each year and ends on June 30 of the following year. California receives revenues from taxes, fees and other sources, the most significant of which are the personal income tax, sales and use tax and corporation tax (which collectively constitute over 90% of total General Fund revenues and transfers). California expends money on a variety of programs and services. Significant elements of California’s expenditures include education (both kindergarten through twelfth grade (“K-12”) and higher education), health and human services and correctional programs.

The economic downturn of the last few years adversely affected California’s budget situation. To exacerbate the problem, as California entered the recession, annual revenues generally were less than annual expenses, resulting in a “structural” budget deficit. This structural deficit was due in part to overreliance on temporary remedies, including one-time revenues, internal borrowing, payment deferrals, accounting shifts and expenditure reduction proposals that did not materialize.

The 2012 Budget Act, which was signed by the Governor on June 27, 2012, closes a $15.7 billion projected budget gap over the two fiscal years 2011-12 and 2012-13, and projects a $948 million reserve by June 30, 2013, by enacting a total of $16.6 billion in solutions (including a combination of $8.1 billion in expenditure reductions, $6.0 billion in additional General Fund revenues, and other solutions). The 2012 Budget Act also provides for additional “trigger cuts” of $6 billion, which would go into effect without further action of the Legislature in the event that the revenue projections in the 2012 Budget Act are not realized.

California’s Department of Finance projects that, if the 2012-13 budget package is fully implemented and its policies remain in effect, and revenues continue to increase as projected, California’s budget in future years would carry annual operating surpluses (revenues exceeding expenditures), and that a significant amount of California’s outstanding budgetary borrowing and deferrals would be repaid by the end of the 2015-16 fiscal year. Despite eliminating a significant portion of the structural deficit in the 2012 Budget Act, however, California continues to face major long-term challenges and must address the remaining structural budget deficit and the consequences of budget-balancing actions taken in the past.

State and Local Government Considerations.

The primary units of local government in California are the 58 counties. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails and public safety in unincorporated areas. There are also approximately 480 incorporated cities in California and thousands of special districts formed for education, utilities and other services.

Proposition 13, which was approved by voter initiative in 1978, amended California’s constitution to reduce and limit the future growth of property taxes and to limit the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Although Proposition 13 limited property tax growth rates, it also has had a smoothing effect on property tax revenues, ensuring greater stability in annual revenues than existed before Proposition 13 passed.

Proposition 218, another constitutional amendment enacted by voter initiative in 1996, further limited the ability of local governments to raise taxes, fees and other exactions. The limitations imposed by Proposition 218 include requiring a majority vote approval for general local tax increases, prohibiting fees for services in excess of the cost of providing such services, and providing that no fee may be charged for fire, police or any other service widely available to the public.

Over the years, a number of constitutional amendments similar to Proposition 13 and Proposition 218 have been enacted, often through voter initiatives, which have increased the difficulty of raising California’s taxes or restricted the use of General Fund revenues. Further initiatives or legislative changes in laws or the California constitution may also affect the ability of state or local issuers to repay their obligations.

Bond Ratings.

Three major credit rating agencies, Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”), assign ratings to California long-term general obligation bonds. According to the Treasurer of California’s website, as of February 2013, California’s general obligation bonds were rated A1 by Moody’s, A by S&P and A- by Fitch. It is not possible to determine whether, or the extent to which, Moody’s, S&P or Fitch will change such ratings in the future. Ratings assigned to individual Municipal Obligations vary.

Connecticut

The following information has been obtained from the Annual Information Statement of the State of Connecticut, dated February 27, 2012, as supplemented on November 6, 2012.

Current Economic Condition.

The State of Connecticut (“Connecticut”) is a highly developed and urbanized state. It is situated directly between the financial centers of Boston and New York.

Connecticut’s economic performance is measured by personal income, which has been among the highest in the nation, and gross state product (the market value of all final goods and services produced by labor and property located within Connecticut). Connecticut’s nonagricultural employment reached a high in March 2008 with 1,712,700 persons employed, but began declining with the onset of the recession, falling to 1,593,000 jobs by January 2010.

After enjoying an extraordinary boom during the late 1990s, Connecticut, along with the rest of the Northeast, experienced an economic slowdown during the recent recession. The state’s unemployment rate climbed to a high of 9.0% in 2010, compared to the New England average of 8.7% and the national average of 9.6% for the same period. During the subsequent weak recovery, Connecticut’s average unemployment rate fell to 8.9% for 2011, and for the first six months of 2012 has averaged 7.9%, compared to the New England average of 7.0% and the national average of 8.2% for the same period.

State Budget.

Connecticut finances most of its operations through its General Fund. However, certain state functions, such as Connecticut’s transportation budget, are financed through other state funds. General Fund revenues are derived primarily from the collection of state taxes, including the personal income tax, the sales and use tax and the corporation business tax. Miscellaneous fees, receipts, transfers and unrestricted federal grants account for most of the other General Fund revenue. Connecticut expends money on a variety of programs and services. Significant elements of state expenditures include human services; education, libraries and museums; non-functional (debt service and miscellaneous expenditures including fringe benefits); health and hospitals; corrections; general government and judicial.

On June 12, 2012, the General Assembly passed legislation necessary to implement certain aspects of a revised budget for fiscal year 2012-13, which provides for midterm adjustments to the original budget for the biennium ending June 30, 2013 that was passed by the General Assembly on May 3, 2011. The originally adopted budget closed an estimated budget gap of $3.2 billion for fiscal year 2011-12 and $3.0 billion for fiscal year 2012-13 through proposed tax increases, expenditure cuts and expected savings from employee concessions, resulting in a surplus of $369.3 million for fiscal year 2011-12 and $634.8 million for fiscal year 2012-13.

In its report from November 2012, however, Connecticut’s Office of the Treasurer indicated that the General Fund balance for fiscal year 2011-12 was estimated to have a deficit of $143.6 million. The midterm budget adjustments for fiscal year 2012-13, which include policy changes resulting in $75.4 million in additional revenue, are expected to result in a General Fund surplus of $3.1 million for fiscal year 2012-13.

State Debt.

Pursuant to various public and special acts Connecticut has authorized a variety of types of debt. These types fall generally into the following categories: direct general obligation debt, which is payable from Connecticut’s General Fund; special tax obligation debt, which is payable from specified taxes and other funds which are maintained outside Connecticut’s General Fund; and special obligation and revenue debt, which is payable from specified revenues or other funds which are maintained outside Connecticut’s General Fund. In addition, Connecticut has a number of programs under which the state provides annual appropriation support for, or is contingently liable on, the debt of certain state quasi-public agencies and political subdivisions.

Statutory Debt Limit. Section 3-21 of the General Statutes provides that no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of Connecticut may be authorized by the General Assembly or issued unless they do not cause the aggregate amount of (1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of Connecticut for the fiscal year in which any such authorization will become effective or in which such indebtedness is issued, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. In computing the aggregate amount of indebtedness at any time, however, a significant number of exclusions apply.

Transportation Fund and Debt. In 1984, Connecticut adopted legislation establishing a transportation infrastructure program and authorizing special tax obligation (“STO”) bonds to finance the program. The infrastructure program is a continuous program for planning, construction and improvement of Connecticut highways and bridges, projects on the interstate highway system, alternate highway projects in the interstate highway substitution program, waterway facilities, mass transportation and transit facilities, aeronautic facilities (excluding Bradley International Airport), the highway safety program, maintenance garages and administrative facilities of the Department of Transportation, payment of Connecticut’s share of the costs of the local bridge program established under the act, and payment of state contributions to the local bridge revolving fund established under the act. The infrastructure program is administered by the Department of Transportation.

The cost of the infrastructure program for state fiscal years 1985-2016, which will be met from federal, state and local funds, is estimated at $29.1 billion. Connecticut’s share of such cost, estimated at $11.9 billion, is to be funded from transportation-related taxes, fees and revenues deposited in the Special Transportation Fund and from the proceeds of STO bonds.

Certain Pension and Retirement Systems.

State Employees’ Retirement Fund. Connecticut maintains a State Employees’ Retirement Fund with approximately 47,778 active members, 1,589 inactive (vested) members and 42,555 retired members and beneficiaries as of June 30, 2011. Payments into the fund are made from employee contributions, General and Special Transportation Fund appropriations and grant reimbursements from Federal and other funds.

As of June 30, 2012, the market value of the fund’s investment assets was estimated to be $8,468.5 million. Connecticut appropriated $721.5 million for fiscal year ending June 30, 2013, which together with anticipated grant reimbursements from federal and other funds will be sufficient to fully fund the employer contribution requirements for the fiscal year ending June 30, 2013 pursuant to the requirement determinations contained in the February 2012 interim actuarial valuation.

Teachers’ Retirement Fund. The Teachers’ Retirement Fund, administered by the Teachers’ Retirement Board, provides benefits for any teacher, principal, supervisor, superintendent or other eligible employee in the public school systems of Connecticut, with certain exceptions. While establishing salary schedules for teachers, municipalities do not provide contributions to the maintenance of the fund. As of June 30, 2011, there were 66,638 active and former employees with accrued and accruing benefits, 31,796 retired members and beneficiaries, and 268 members on disability allowance. Contributions to the fund are made by employees and by General Fund appropriations from Connecticut.

As of June 30, 2012, the market value of the fund’s investment assets was $13,473.7 million. Connecticut appropriated $787.6 million for the fiscal year ending June 30, 2013. Connecticut will have to appropriate $948.5 million and $984.1 million respectively for fiscal years ending June 30, 2014 and June 30, 2015 to fully fund the employer contribution requirements pursuant to the requirement determinations contained in the October 2012 actuarial valuation.

Bond Ratings.

Three major credit rating agencies, Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”), assign ratings to the Connecticut’s long-term general obligation bonds. As of February 2012, Connecticut’s general obligation bonds were rated Aa3 by Moody’s, AA by S&P and AA by Fitch. It is not possible to determine whether, or the extent to which, Moody’s, S&P or Fitch will change such ratings in the future. Ratings assigned to individual Municipal Obligations vary.

Massachusetts

The following information has been obtained from The Commonwealth of Massachusetts Information Statement, dated January 8, 2013, as supplemented on January 15, 2013.

Current Economic Condition and Government Structure.

The ability of the Commonwealth of Massachusetts (“Massachusetts”) to meet its financial obligations is affected by the legislative policies and financial condition of Massachusetts, as well as by general social, environmental and economic conditions, many of which are not within the Commonwealth’s control.

Massachusetts has established a number of independent authorities and agencies, the budgets of which are not included in the Commonwealth’s annual budget. In fiscal 2012, Massachusetts had significant operational or financial relationships with certain of these authorities, such as the Massachusetts Convention Center Authority, the Massachusetts Development Finance Agency, the Massachusetts Department of Transportation (MassDOT) and the Massachusetts Water Pollution Abatement Trust. The Commonwealth’s contractual agreements with these authorities constitute general obligations of Massachusetts for which its full faith and credit are pledged. Massachusetts also guarantees the debt of two authorities, the Massachusetts State College Building Authority and the University of Massachusetts Building Authority. The ratings of these independent authorities are based on the guarantee of Massachusetts and generally can be expected to move in tandem with ratings on the Massachusetts general obligation debt.

In addition, a portion of Massachusetts sales tax receipts is dedicated through trust funds to the Massachusetts Bay Transportation Authority (MBTA) and the Massachusetts School Building Authority (MSBA). The amount dedicated to the MBTA is the amount raised by a 1% sales tax (not including meals), with an inflation-adjusted floor. A comparable amount, though without the floor, is dedicated to the MSBA beginning in fiscal 2010, with lesser amounts dedicated to the MSBA from fiscal 2005 through fiscal 2009. Massachusetts also holds $5.9 billion in debt and grant obligations for the school building assistance program administered by the MSBA that finances construction of schools for the Commonwealth’s cities and towns.

Population and Employment. Massachusetts has a population of about 6.5 million as of the 2010 Census, a little more than 2% of the total United States population. Preliminary reports indicate that the unemployment rate of Massachusetts dropped to 6.7% in December 2012, compared to a national unemployment rate of 7.8%.

Commonwealth Budget.

The budgeted operating funds of Massachusetts ended fiscal 2012 with an excess of revenues and other sources over expenditures and other uses of $88.9 million and aggregate ending fund balances in the budgeted operating funds of Massachusetts of approximately $1.99 billion. The budgeted operating funds of Massachusetts are projected to end fiscal 2013 with a deficiency of revenues and other sources over expenditures and other uses of $725.6 million and aggregate ending fund balances in the budgeted operating funds of Massachusetts of approximately $1.26 billion.

Growth of tax revenues is limited by law in Massachusetts to the average positive rate of growth in total wages and salaries in Massachusetts, as reported by the federal government, during the three calendar years immediately preceding the end of such fiscal year. The law also requires that allowable state tax revenues be reduced by the aggregate amount received by local governmental units from any newly authorized or increased local option taxes or excises. Any excess in state tax revenue collections for a given fiscal year over the prescribed limit, as determined by the State Auditor, must be applied as a credit against the then current personal income tax liability of all taxpayers in Massachusetts in proportion to the personal income tax liability of all taxpayers in Massachusetts for the immediately preceding tax year.

Legislation enacted in December 1989 imposes a limit on the amount of outstanding “direct” bonds of Massachusetts. The bond cap for fiscal 2013 will be $1.875 billion, plus $93 million in unused bond cap from fiscal 2012 which has been carried forward to support spending in fiscal 2013. The bond cap for fiscal 2014 is projected to be $2 billion, and the bond cap for fiscal 2015 through fiscal 2017 is projected to be $2.125 billion.

Massachusetts is also responsible for the payment of pension benefits for Commonwealth employees and for teachers of the cities, towns and regional school districts throughout Massachusetts. Massachusetts employees’ and teachers’ retirement systems are partially funded by employee contributions of regular compensation. In October 2012, Massachusetts issued a valuation, as of January 1, 2012, of its total pension obligation. The unfunded actuarial accrued liability was calculated to be $23.605 billion.

Local Considerations.

Massachusetts makes substantial payments to its cities, towns and regional school districts (local aid) to mitigate the impact of local property tax limits on local programs and services. Local aid payments to cities, towns and regional school districts take the form of both direct and indirect assistance. Direct local aid consists of general revenue sharing funds and specific program funds sent directly to local governments and regional school districts. For fiscal 2012, expenditures for direct local aid, exclusive of school building assistance, were $4.93 billion. For fiscal 2013, expenditures for direct local aid are projected to total $5.11 billion.

Transportation.

The Central Artery/Ted Williams Tunnel Project was substantially completed in January 2006 at a cost of nearly $15 billion. In 2007, the Transportation Finance Commission, established by state legislation in 2004, anticipated a funding gap of between $15 billion and $19 billion over the next 20 years, related to maintaining Massachusetts’s transportation system for that time period. On June 30, 2009, Massachusetts entered into a contract for financial assistance which provides for the payment to MassDOT of $100 million per fiscal year, commencing July 1, 2009 until June 30, 2039. Payments under the contract constitute general obligations of Massachusetts for which its full faith and credit are pledged.

On January 14, 2013, MassDOT released a detailed analysis of the infrastructure needs of the Commonwealth’s transportation system, including a 25-year long-term financial plan outlining investments that MassDOT believes necessary to improve economic development and quality of life across Massachusetts. The plan identifies a $1.02 billion average additional investment needed each year to maintain and stabilize the system that currently exists as well as to fund new transportation projects that would create a 21st-century transportation network. MassDOT estimates that the cost associated with the borrowing for this 25-year program will increase to $518 million by fiscal 2023 as more projects enter construction.

Bond Ratings.

Three major credit rating agencies, Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”), assign ratings to Massachusetts long-term general obligation bonds. Massachusetts’s general obligation bonds have been assigned long-term ratings of “Aa1” by Moody’s Investors Service, Inc., “AA+” by Standard & Poor’s Ratings Services and “AA+” by Fitch. It is not possible to determine whether, or the extent to which, Moody’s, S&P or Fitch will change such ratings in the future. Ratings assigned to individual Municipal Obligations vary.

New York

The following information has been obtained from the Annual Information Statement of the State of New York, dated May 11, 2012, as supplemented on August 10, 2012.

Current Economic Condition.

The State of New York (“New York”), which boasts the third-largest economy among the 50 states, continues to emerge from the effects of a nationwide recession. The most recent economic data indicate that the pace of New York employment growth remains healthy, and New York’s Division of the Budget forecasts economic growth to be just above 3 percent by the latter half of 2013. However, New York is subject to many of the same downside risks that apply to the national economy, including slowing global growth and the European sovereign debt crisis. As the nation’s financial capital, New York is also especially sensitive to credit and equity market volatility, which pose a high degree of uncertainty for New York’s fiscal condition and recovery outlook.

In its report from May 2012 (updated through August 2012), New York’s Division of the Budget noted that tax receipts through June 2012 were 2.6 percent below levels in the prior fiscal year, which largely reflect the impact of tax-law changes and a large non-recurring audit recovery in the first quarter of 2012. After controlling for the impact of tax law changes, base tax revenue is expected to grow by 6.1 percent for 2013 and 5.6 percent for 2014.

However, weak and unsettled economic conditions around the world, together with a push for broader regulation of the financial environment, have the potential to negatively affect the profitability of New York’s financial services industry, which is a major source of New York tax revenue. In particular, market volatility and increased regulation may result in lower bonuses on Wall Street in the future, which in turn may reduce a major segment of income subject to taxation and depress the level of economic activity generated by the spending of those earnings. Similarly, both financial sector income and taxable capital gains realization may be negatively affected if equity markets fail to grow as anticipated.

Population and Employment. New York ranks third among the 50 states in terms of population. According to the 2010 U.S. Census, New York’s 2010 population was 19.4 million, an increase from 19 million in 2000.

As of May 2012, New York’s Division of the Budget anticipated a state unemployment rate of 8.0 percent for 2012, compared with a national unemployment rate of 8.1 percent. As of August 2012, total state employment was projected to grow by 1.2 percent for 2012, with private sector employment growth of 1.8 percent.

State Budget.

New York’s budget process is governed by the New York constitution, with additional details and actions prescribed by New York law and practices established over time. The New York constitution requires the Governor to submit a budget that is balanced on a cash basis in the General Fund, which receives the majority of New York taxes and all income not earmarked for a particular program or activity.

New York receives revenues from taxes, fees, charges for state-provided services, Federal grants, and other miscellaneous sources. General Fund receipts, including transfers from other funds, are estimated to total $58.9 billion in 2013. Tax receipts in the two fiscal years following 2014 are expected to grow consistently with the projected moderate growth in both the New York and national economies.

New York expends money on a variety of programs and services. Major categories of operating disbursements include healthcare and Medicaid, higher education (including subsidization of the State University of New York and City University of New York systems), criminal justice and public safety, school aid, transportation, and mental hygiene programs. General Fund spending is expected to total $59.2 billion in 2013, an increase of 4.8 percent over 2012 results. State spending is projected to grow at an average annual rate of 3.5 percent for fiscal years 2013 through 2016, driven by target growth rates for Medicaid and education spending, and including the effect of national health care reform on New York health care costs.

New York is also responsible for the payment of pension benefits for public employees. Recent market volatility and declines in the market value of many equity investments have negatively affected the assets held by New York’s retirement systems. As a result, contribution rate increases are expected for fiscal years 2014 and 2015.

Based on the current economic outlook, as well as actual operating results through the first half of 2012, New York’s Division of the Budget estimates that New York will end fiscal year 2013 with a General Fund balance of $1.5 billion, a decrease of $345 million from the estimate included in the enacted budget financial plan.

Implementation of New York’s current financial plan is dependent on the state’s ability to market its bonds successfully. New York finances much of its capital spending from the General Fund, which it reimburses with proceeds from the sale of general obligation or other state-supported bonds. New York’s inability to sell bonds at the levels or on the timetable expected may adversely affect the state’s overall cash position and capital funding plan. The success of projected public sales will be dependent on prevailing market conditions.

Local Considerations.

New York’s fiscal demands may be affected by the fiscal condition of New York City, which relies in part on state aid to balance its budget and meet its cash requirements. In addition, certain localities outside New York City have experienced financial problems and have received state assistance during the last several state fiscal years. While a relatively infrequent practice, deficit financing has become more common in recent years.

Local assistance grants include payments to local governments, school districts, health care providers, and other local entities, as well as financial assistance to, or on behalf of, individuals, families, and nonprofit organizations. Expenditures in the form of aid to local governments for their general purposes (and to school districts and municipalities for specific purposes such as education and social services) are made from New York’s General Fund. These payments are limited under the New York constitution to appropriations in force. Local assistance spending is estimated to comprise 65 percent of total operating funds spending for fiscal year 2013.

Debt Service.

New York pays debt service on all outstanding state-supported bonds. These include general obligation bonds, for which New York is constitutionally obligated to pay debt service, as well as bonds issued by New York public authorities. Public authorities refer to certain of New York’s public benefit corporations — such as the Empire State Development Corporation and the New York State Thruway Authority — which are not subject to the constitutional restrictions on the incurrence of debt that apply to New York itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. New York’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if its public authorities were to default on their respective obligations.

Total debt service is projected to be $6.1 billion for 2013, of which $1.6 billion is expected to be paid from the General Fund for general obligations and service contract bonds, and $4.5 billion of which is expected to service other state-supported bonds.

The Debt Reform Act of 2000 restricts the issuance of state-supported debt to capital purposes only and limits such debt to a maximum term of 30 years. Under the Debt Reform Act, new state-supported debt issued since April 1, 2000 is limited to 4 percent of state personal income, while new debt service costs are limited to 5 percent of all Funds receipts.

Impact of Hurricane Sandy.

In October 2012, a powerful storm known as “Hurricane Sandy” struck portions of the Northeast, causing severe and widespread damage along the Atlantic seaboard. While preliminary estimates assess the damage at roughly $50 billion, the full economic impact of Hurricane Sandy may not be known for some time. New York was particularly hard hit by Hurricane Sandy, and it is possible that the damage caused by the storm, together with the related costs of long-term rebuilding efforts, will adversely affect the credit quality of New York municipal securities.

Bond Ratings.

As of February 2013, New York’s general obligation bonds were rated “Aa2” by Moody’s Investors Service, Inc. (“Moody’s”), “AA” by Standard & Poor’s Ratings Services (“S&P”), and “AA” by Fitch Ratings (“Fitch”). It is not possible to determine whether, or the extent to which, Moody’s, S&P or Fitch will change such ratings in the future. Ratings assigned to individual Municipal Obligations may vary.

APPENDIX E — LEGACY COLUMBIA FUNDS

Columbia Acorn® Fund

Columbia Acorn® Emerging Markets Fund

Columbia Acorn® European Fund

Columbia Acorn International®

Columbia Acorn International SelectSM

Columbia Acorn SelectSM

Columbia Acorn USA®

Columbia Balanced Fund

Columbia Bond Fund

Columbia California Intermediate Municipal Bond Fund

Columbia California Tax-Exempt Fund

Columbia Capital Allocation Moderate Aggressive Portfolio (formerly known as Columbia LifeGoal® Balanced Growth Portfolio)

Columbia Capital Allocation Moderate Conservative Portfolio (formerly known Columbia LifeGoal® Income and Growth Portfolio)

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Contrarian Core Fund

Columbia Convertible Securities Fund

Columbia Corporate Income Fund (formerly known as Columbia Income Fund)

Columbia Dividend Income Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Global Dividend Opportunity Fund (formerly known as Columbia Strategic Investor Fund)

Columbia Greater China Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Municipal Bond Fund

Columbia International Bond Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Growth Fund

Columbia Large Cap Index Fund

Columbia LifeGoal® Growth Portfolio

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Global Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Masters International Equity Portfolio

Columbia Mid Cap Growth Fund

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Overseas Value Fund

Columbia Pacific/Asia Fund

Columbia Real Estate Equity Fund

Columbia Risk Allocation Fund

Columbia Select Large Cap Growth Fund

Columbia Short Term Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Small Cap Core Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Strategic Income Fund

Columbia Tax-Exempt Fund

Columbia Technology Fund

Columbia Thermostat FundSM

Columbia U.S. Treasury Index Fund

Columbia Value and Restructuring Fund

Columbia Virginia Intermediate Municipal
Bond Fund

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APPENDIX F — LEGACY RIVERSOURCE FUNDS

Legacy RiverSource funds include RiverSource, Seligman and Threadneedle funds, funds renamed effective Sept. 27, 2010 to bear the Columbia brand, and certain other funds. Prior fund names are noted in parenthesis.

Columbia Absolute Return Currency and Income Fund (formerly known as RiverSource Absolute Return Currency and Income Fund)

Columbia Absolute Return Emerging Markets Macro Fund

Columbia Absolute Return Enhanced Multi-Strategy Fund

Columbia Absolute Return Multi-Strategy Fund

Columbia AMT-Free Tax-Exempt Bond Fund (formerly known as RiverSource Tax-Exempt Bond Fund)

Columbia Asia Pacific ex-Japan Fund (formerly known as Threadneedle Asia Pacific Fund)

Columbia Capital Allocation Aggressive Portfolio (formerly known as Columbia Portfolio Builder Aggressive Fund)

Columbia Capital Allocation Conservative Portfolio (formerly known as Columbia Portfolio Builder Conservative Fund)

Columbia Capital Allocation Moderate Portfolio (formerly known as Columbia Portfolio Builder Moderate Fund)

Columbia Commodity Strategy Fund

Columbia Diversified Equity Income Fund (formerly known as RiverSource Diversified Equity Income Fund)

Columbia Dividend Opportunity Fund (formerly known as RiverSource Dividend Opportunity Fund)

Columbia Emerging Markets Bond Fund (formerly known as RiverSource Emerging Markets Bond Fund)

Columbia Equity Value Fund (formerly known as RiverSource Equity Value Fund)

Columbia European Equity Fund (formerly known as Threadneedle European Equity Fund)

Columbia Flexible Capital Income Fund

Columbia Floating Rate Fund (formerly known as RiverSource Floating Rate Fund)

Columbia Global Bond Fund (formerly known as RiverSource Global Bond Fund)

Columbia Global Equity Fund (formerly known as Threadneedle Global Equity Fund)

Columbia Global Extended Alpha Fund (RiverSource Global Extended Alpha Fund)

Columbia Global Opportunities Fund (formerly known as Columbia Strategic Allocation Fund)

Columbia High Yield Bond Fund (formerly known as RiverSource High Yield Bond Fund)

Columbia Income Builder Fund (formerly known as RiverSource Income Builder Basic Income Fund)

Columbia Income Opportunities Fund (formerly known as RiverSource Income Opportunities Fund)

Columbia Inflation Protected Securities Fund (formerly known as RiverSource Inflation Protected Securities Fund)

Columbia Large Core Quantitative Fund (formerly known as RiverSource Disciplined Equity Fund)

Columbia Large Growth Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Growth Fund)

Columbia Large Value Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Value Fund)

Columbia Limited Duration Credit Fund (formerly known as RiverSource Limited Duration Bond Fund)

Columbia Marsico Flexible Capital Fund

Columbia Mid Cap Value Opportunity Fund (formerly known as RiverSource Mid Cap Value Fund)

Columbia Minnesota Tax-Exempt Fund (formerly known as RiverSource Minnesota Tax-Exempt Fund)

Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund)

Columbia Multi-Advisor Small Cap Value Fund (formerly known as RiverSource Partners Small Cap Value Fund)

Columbia Recovery and Infrastructure Fund (formerly known as RiverSource Recovery and Infrastructure Fund)

Columbia Select Large-Cap Value Fund (formerly known as Seligman Large-Cap Value Fund)

Columbia Select Smaller-Cap Value Fund (formerly known as Seligman Smaller-Cap Value Fund)

Columbia Seligman Communications and Information Fund, Inc. (formerly known as Seligman Communications and Information Fund, Inc.)

Columbia Seligman Global Technology Fund (formerly known as Seligman Global Technology Fund)

Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund)

Columbia U.S. Government Mortgage Fund (formerly known as RiverSource U.S. Government Mortgage Fund)

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APPENDIX S — MORE INFORMATION ABOUT CHOOSING A SHARE CLASS

Changes to Share Class Names

Prior to October 25, 2012, Class K shares were named Class R4 shares.

Front-End Sales Charge Reductions – Accounts Eligible for Aggregation

The following accounts are eligible for account value aggregation for purposes of the right of accumulation and letters of intent as described in the prospectuses offering share classes subject to a front-end sales charge:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class K, Class R, Class R4, Class R5 and/or Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Sales Charge Waivers

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates[1];

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors[1];

•	Registered representatives and other employees of affiliated or unaffiliated Selling Agents having a selling agreement with the Distributor[1];

•	Registered broker-dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds[1];

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees; and

•

Direct rollovers (i.e., rollovers of Fund shares and not reinvestments of redemption proceeds) from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund.

•	Employees of Bank of America, its affiliates and subsidiaries.

•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors).

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

•

In the Distributor’s discretion, on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund.

Purchases of Class A, Class E and Class T shares may be made at net asset value if they are made as follows:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•

Through or under a wrap fee product or other investment product sponsored by a Selling Agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a Selling Agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•

Through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

[1]	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares of another fund in the Columbia Funds Complex (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Funds when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the applicable prospectus.

Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C, Class E, Class F and Class T Shares)

Shareholders won’t pay a CDSC on redemption of Class A, Class C, Class E and Class T shares:

•	In the event of the shareholder’s death;

•	For which no sales commission or transaction fee was paid to an authorized Selling Agent at the time of purchase;

•	Purchased through reinvestment of dividend and capital gain distributions;

•	In an account that has been closed because it falls below the minimum account balance;

•	That result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

That result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the Selling Agent returns the applicable portion of any commission paid by the Distributor;

•	Of Class A shares of a Fund initially purchased by an employee benefit plan;

•	Other than Class A shares of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	In connection with the Fund’s Small Account Policy (as described in the applicable prospectus); and

•	At a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Shareholders won’t pay a CDSC on redemption of Class B or Class F shares:

•	In the event of the shareholder’s death; and

•	That result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2.

Shareholders won’t pay a CDSC on the following categories of redemptions of Class B or Class F shares purchased prior to September 7, 2010:

•	Shares redeemed by health savings accounts sponsored by third party platforms.*

•	Shares redeemed for medical payments that exceed 7.5% of income.*

•	Shares redeemed to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

•

Redemptions of shares pursuant to a Systematic Withdrawal Plan (SWP) established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

•

Shares redeemed in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code following normal retirement or the attainment of 59 1/2.**

•	Shares redeemed in connection with loans from qualified retirement plans to shareholders.*

Below are additional categories of CDSC waivers:

•

For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

•

CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSC may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

*	Fund investors and Selling Agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or Selling Agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

Minimum Initial Investment in Class Z Shares

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements described in the prospectuses, as supplemented. In addition to the categories of Class Z investors described in the prospectuses, as supplemented, the minimum initial investment in Class Z shares is as follows:

There is no minimum initial investment in Class Z shares for any health savings account sponsored by a third party platform, including those sponsored by affiliates of Bank of America.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any persons employed as of April 30, 2010 by the Legacy Columbia Funds’ former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address and any employee of the Investment Manager, Distributor or Transfer Agent and immediate family members of any of the foregoing who share the same address and are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Z shares.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•

Any persons employed as of April 30, 2010 by the Legacy Columbia Funds’ former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address and any employee of the Investment Manager, Distributor or Transfer Agent and immediate family members of any of the foregoing who share the same address and are eligible to make new and subsequent purchases in Class Z shares through a non-qualified account. If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Z shares.

As described in the prospectuses offering Class Z shares, any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor who holds Class Z shares is eligible to purchase Class Z shares subject to a minimum initial investment of $2,000. If the account in which the shareholder holds Class Z shares is not eligible to purchase additional Class Z shares, the shareholder may purchase Class Z shares in an account maintained directly with the Transfer Agent, subject to the $2,000 minimum for such direct account.

Class B Shares—Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia Fund at any time and Legacy RiverSource Fund (including former Seligman Fund) on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Legacy RiverSource Fund (other than a former Seligman Fund) prior to May 21, 2005 will convert to Class A shares after nine years of ownership. For Class B shares originally purchased in a Legacy RiverSource Fund (other than a former Seligman Fund) beginning May 21, 2005 through June 13, 2009, those shares will convert to Class A shares one month after the eighth year of ownership. Class B shares originally purchased in a former Seligman Fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class F Shares—Conversion to Class E Shares*

The following rules apply to the conversion of Class F shares to Class E shares:

•

Class F shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class F shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

•

You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

*	The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except by existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 that may continue to invest in Class E and/or Class F shares. See the prospectus offering Class E and Class F shares of Large Cap Growth Fund for details.

Class A Shares of Active Portfolio Funds

The Active Portfolio Funds offer only Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial or its affiliates. Class A shares of Active Portfolio Funds are not subject to any front-end sales charge or contingent deferred sales charge.

Additional Information About Class R Eligibility

Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, at the discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Additional Information About Class R4 Eligibility

Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.

Additional Information About Class Z Closing

Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with a Fund as of the close of business on March 28, 2013, and continuously hold Class Z shares in such account after March 28, 2013, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. The Distributor may, in its sole discretion, delay the funding requirement described above to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with a Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants after March 28, 2013 so long as the initial Class Z account is funded by July 2, 2013.

New Minimum Initial Investment Amount for Class R5

A minimum initial investment of $100,000 applies to purchases of Class R5 shares of a Fund for accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements. There is no minimum initial investment in Class R5 shares for omnibus retirement plans.

Additional Eligible Investors

The Distributor, in its sole discretion, may accept investments in any share class of a Fund from investors other than those listed above and the Fund’s prospectus(es).

Additional Information About Minimum Initial Investments

The Distributor, in its sole discretion, may also waive minimum initial investment requirements, including without limitation the requirement for omnibus retirement plans with plan assets of less than $10 million to invest $500,000 or more in Class Y shares of a Fund. Minimum investment and related requirements may be modified at any time, with or without prior notice.

Additional Information about Systematic Withdrawal Plans

Systematic Withdrawal Plans allow you to schedule regular redemptions from your account any day of the month on a monthly, quarterly or semi-annual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, B, C, R4, R5, T, W, Y and Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan.

To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.